UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-07988

LORD ABBETT INVESTMENT TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	11/30/2008

Item 1:                                            Report(s) to Shareholders.

2008

LORD ABBETT
ANNUAL
REPORT

Lord Abbett

Core Fixed Income Fund

Total Return Fund

For the fiscal year ended November 30, 2008

Lord Abbett Investment Trust
Core Fixed Income Fund and Total Return Fund

Annual Report

For the fiscal year ended November 30, 2008

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Core Fixed Income Fund's and the Lord Abbett Total Return Fund's performance for the fiscal year ended November 30, 2008. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent LeadDirector of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the fiscal year ended November 30, 2008?

A: The past 12-month period saw extreme volatility across all markets, as the credit crisis continued to accelerate and large financial institutions collapsed or came close to collapsing. In response to the crisis, policymakers acted aggressively in unconventional and unprecedented actions. Since November 2007, the fed funds rate has been lowered seven times, from 4.50% to 1.00%, and the Federal Reserve Board's (the Fed) balance sheet expanded, from around $800 billion to nearly $2.2 trillion. Policymakers took aggressive steps, including coordinated rate cuts, capital infusions into banks, further development of the Troubled Asset Relief Program (TARP), and the establishment of a commercial paper funding facility.

Economic conditions continued to worsen, particularly in the labor market. Over the past 12 months, more than 3.15 million jobs have been lost, and the unemployment rate has shot up, from 4.7% to 6.7%. In December 2008, the National Bureau of Economic Research

1

officially stated that the U.S. economy has fallen into a recession. Preliminary estimates of third calender quarter 2008 GDP revealed a decrease of 0.5%, and a wide range of indicators pointed to fourth calender quarter 2008 GDP declining by as much as 2.9%.

Q: How did the Core Fixed Income Fund and the Total Return Fund perform over the fiscal year ended November 30, 2008?

A: The Core Fixed Income Fund returned -2.82%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays Capital [formerly Lehman Brothers] U.S. Aggregate Bond Index,1 which returned 1.74% for the same period.

The Total Return Fund returned -5.45%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays Capital [formerly Lehman Brothers] U.S. Universal Index,2 which returned -1.10% for the same period.

Q: What were the most significant factors affecting performance?

A: As the economic crisis worsened, the excess yield of non-Treasury securities increased to recent high levels. The Funds maintained overweight positions in several non-Treasury sectors and a significant underweight in Treasuries, which hampered relative performance as Treasuries rallied significantly and all of the non-Treasury sectors sold off sharply. The most significant factor affecting performance was the Funds' overweight in commercial mortgage-backed securities (CMBS). Although both portfolios' positions in CMBS were 'AAA' rated, the Funds' position in these securities detracted from performance, as valuations worsened in the midst of a diminishing investor appetite for risk and concern that the crisis in residential real estate would spill over into the commercial market. Both Funds continued to maintain an overweight to these liquid securities, which add additional coupon yield to the portfolio. The Fund also maintained an overweight to agency mortgage-backed securities (MBS), which consisted of both adjustable-rate mortgages (ARMS) and fixed rate pass-through mortgage securities. MBS spreads generally widened throughout much of the past 12 months, as concerns arose both about the health of the residential real estate market as well as of the agencies Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac).

The Funds' underweight position in investment-grade corporates, particularly financial and industrial issuers, helped relative performance. Valuations in the investment-grade sector suffered as evidence of a slowdown in the real economy intensified.

The Funds' allocation to asset-backed securities (ABS) hurt performance relative to their benchmarks. Exposure to ABS was limited to 'AAA' rated, shorter maturity issues. The Funds started the year with little to no exposure in this sector; however, ABS were added as spreads widened dramatically. Unfortunately, valuations in the sector continued to worsen as pressure on household finances led to concerns about consumer credit exposure.

2

The Total Return Fund's underweight in high-yield and emerging markets helped relative performance. As the economic situation both domestically and globally worsened, the high-yield and emerging markets sectors suffered as a flight to quality continued to be the prevailing theme.

The Funds' portfolios are actively managed and, therefore, their holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit us at www.lordabbett.com. Read the prospectus carefully before investing.

1  The Barclays Capital [formerly Lehman Brothers] U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

2  The Barclays Capital [formerly Lehman Brothers] U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Note: Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

Note: During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Funds' returns would have been lower.

The views of each Fund's management and the portfolio holdings described in this report are as of November 30, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or each Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

3

Core Fixed Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class I shares with the same investment in the Barclays Capital [formerly Lehman Brothers] U.S. Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2008

	1 Year	5 Years	10 Years	Life of Class
Class A3	-7.42%	1.70%	—	4.30%
Class B4	-7.08%	1.88%	—	4.38%
Class C5	-3.47%	2.04%	—	4.36%
Class F6	-2.60%	—	—	-0.30%
Class I1	-2.48%	3.08%	5.08%	—
Class P7	-2.90%	2.59%	—	4.88%
Class R2[8]	-3.02%	—	—	-0.73%
Class R3[9]	-2.97%	—	—	-0.67%

Standardized Yield for the Period Ended November 30, 2008

Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
5.14%	4.49%	4.50%	5.38%	5.49%	5.04%	4.91%	4.99%

1  Total return applicable to Class I shares with all dividends and distributions reinvested for the periods shown ended November 30, 2008. Performance is at net asset value.

2  Performance of the unmanaged index does not reflect fees or expenses. The performance of the index is not necessarily representative of the Fund's performance.

3  Class A shares commenced operations on August 31, 2000. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2008, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on August 31, 2000. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5  Class C shares commenced operations on August 31, 2000. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

7  Class P shares commenced operations and performance for the class began on August 31, 2000. Performance is at net asset value.

8  Class R2 shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

9  Class R3 shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

4

Total Return Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class I shares with the same investment in the Barclays Capital [formerly Lehman Brothers] U.S. Aggregate Bond Index and the Barclays Capital [formerly Lehman Brothers] U.S. Universal Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2008

	1 Year	5 Years	Life of Class
Class A3	-9.92%	1.28%	4.10%
Class B4	-9.58%	1.46%	4.19%
Class C5	-5.98%	1.62%	4.17%
Class F6	-5.27%	—	-2.90%
Class I1	-5.01%	2.64%	4.99%
Class P7	-5.51%	2.18%	4.68%
Class R2[8]	-5.56%	—	-3.22%
Class R3[9]	-5.51%	—	-3.16%

Standardized Yield for the Period Ended November 30, 2008

Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
5.75%	5.10%	5.10%	6.01%	6.10%	5.65%	5.50%	5.60%

1  Total return applicable to Class I shares with all dividends and distributions reinvested for the periods shown ended November 30, 2008. Class I shares commenced operations on December 14, 1998. Performance is at net asset value.

2  Performance for each unmanaged index does not reflect fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance. Performance for each index begins on December 31, 1998.

3  Class A shares commenced operations on August 31, 2000. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2008, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on August 31, 2000. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5  Class C shares commenced operations on August 31, 2000. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

7  Class P shares commenced operations on August 31, 2000. Performance is at net asset value.

8  Class R2 shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

9  Class R3 shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

5

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2008 through November 30, 2008).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 6/1/08 – 11/30/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/08	11/30/08	6/1/08 – 11/30/08
Class A
Actual	$1,000.00	$956.00	$4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.50	$4.55
Class B
Actual	$1,000.00	$952.80	$7.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.25	$7.82
Class C
Actual	$1,000.00	$952.60	$7.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.25	$7.82
Class F
Actual	$1,000.00	$957.10	$3.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.78	$3.23
Class I
Actual	$1,000.00	$957.60	$2.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$2.78
Class P
Actual	$1,000.00	$955.70	$4.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$5.05
Class R2
Actual	$1,000.00	$955.00	$5.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.50
Class R3
Actual	$1,000.00	$955.30	$5.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	$5.25

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.55% for Classes B and C, 0.64% for Class F, 0.55% for Class I, 1.00% for Class P, 1.09% for Class R2 and 1.04% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

November 30, 2008

Credit Rating	%*
AAA	79.28%
Aaa	4.03%
AA	0.25%
AA-	0.75%
A+	0.55%
A	1.87%
A-	1.92%
BBB+	2.36%
Credit Rating	%*
BBB	1.78%
BBB-	1.17%
BB	0.10%
BB-	0.08%
NR	0.06%
U.S. Treasury	0.74%
Short-Term Investments	5.06%
Total	100.00%

*  Represents percent of total investments.

7

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/08	11/30/08	6/1/08 – 11/30/08
Class A
Actual	$1,000.00	$930.50	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.49	$4.55
Class B
Actual	$1,000.00	$927.40	$7.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.24	$7.82
Class C
Actual	$1,000.00	$928.40	$7.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.24	$7.82
Class F
Actual	$1,000.00	$931.10	$3.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.80	$3.23
Class I
Actual	$1,000.00	$932.30	$2.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.78
Class P
Actual	$1,000.00	$929.50	$4.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$5.05
Class R2
Actual	$1,000.00	$929.60	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.82	$5.25
Class R3
Actual	$1,000.00	$929.80	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.81	$5.25

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.55% for Classes B and C, 0.64% for Class F, 0.55% for Class I, 1.00% for Class P, 1.04% for Classes R2 and R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

November 30, 2008

Credit Rating	%*
AAA	79.89%
AA	0.24%
AA-	1.87%
A+	0.97%
A	0.54%
A-	1.71%
BBB+	2.47%
BBB	2.43%
BBB-	1.87%
BB+	0.33%
BB	0.55%
Credit Rating	%*
BB-	0.58%
B+	0.23%
B	0.25%
B-	0.38%
CCC+	0.29%
CCC	0.05%
CC	0.07%
NR	0.06%
U.S Treasury	1.22%
Short-Term Investment	4.00%
Total	100.00%

*  Represents percent of total investments.

8

Schedule of Investments

CORE FIXED INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 116.02%
Asset-Backed Securities 8.03%
American Express Credit Account Master Trust 2002-5 A	1.593%#	2/15/2012	$1,000	$969,306
Bank One Issuance Trust 2004-A6	3.94%	4/16/2012	500	488,927
Capital Auto Receivables Asset Trust 2006-1 A3	5.03%	10/15/2009	7	7,420
Capital One Multi-Asset Execution Trust 2005-A3	4.05%	3/15/2013	175	166,506
Capital One Multi-Asset Execution Trust 2007-A9	4.95%	8/15/2012	800	784,424
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/15/2012	1,455	1,427,788
Chase Issuance Trust 2005-A5	1.443%#	2/15/2012	2,000	1,945,699
Credit-Based Asset Servicing and Securitization 2006-CB4 AV1	1.435%#	5/25/2036	16	15,950
Daimler Chrysler Auto Trust 2006-C A3	5.02%	7/8/2010	224	222,597
Harley-Davidson Motorcycle Trust 2006-3 A3	5.24%	1/15/2012	503	498,345
Harley-Davidson Motorcycle Trust 2007-1 A2	5.29%	1/18/2011	158	157,951
Harley-Davidson Motorcycle Trust 2007-3 A3	1.773%#	6/15/2012	600	577,240
MBNA Credit Card Master Note Trust 2002-A5	1.603%#	10/17/2011	1,700	1,662,466
MBNA Credit Card Master Note Trust 2004-A7	1.523%#	12/15/2011	2,600	2,519,068
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	933	825,590
USAA Auto Owner Trust 2007-2 A3	4.90%	2/15/2012	1,000	981,476
World Omni Auto Receivables Trust 2007-A A3	5.23%	2/15/2011	1,145	1,139,029
Total Asset-Backed Securities (cost $14,626,605)				14,389,782
Corporate Bonds 16.37%
Agilent Technologies, Inc.	6.50%	11/1/2017	531	411,587
Allegheny Technologies, Inc.	8.375%	12/15/2011	42	44,392
American Express Credit Corp.	7.30%	8/20/2013	148	140,513
American Honda Finance Corp.†	6.70%	10/1/2013	175	174,379
American International Group, Inc.	4.95%	3/20/2012	405	271,702
American International Group, Inc.	5.85%	1/16/2018	1,359	808,234
American Water Capital Corp.	6.593%	10/15/2037	230	161,489
Amgen, Inc.	6.375%	6/1/2037	327	295,430
ArcelorMittal (Luxembourg)(a)	5.375%	6/1/2013	286	205,963
AT&T Broadband Corp.	9.455%	11/15/2022	482	501,564

See Notes to Financial Statements.
9

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
Avnet, Inc.	6.625%	9/15/2016	$651	$479,491
Bank of America Corp.	5.625%	10/14/2016	25	22,992
Bank of America Corp.	6.00%	9/1/2017	180	170,592
BAT International Finance plc (United Kingdom)†(a)	8.125%	11/15/2013	575	572,612
Biogen Idec, Inc.	6.875%	3/1/2018	395	400,058
BJ Services Co.	6.00%	6/1/2018	192	186,796
BlackRock, Inc.	6.25%	9/15/2017	554	493,938
BMC Software, Inc.	7.25%	6/1/2018	182	168,657
BP Capital Markets plc (United Kingdom)(a)	5.25%	11/7/2013	323	324,362
British Telecom plc (United Kingdom)(a)	9.125%	12/15/2030	221	208,027
Cameron International Corp.	6.375%	7/15/2018	98	87,231
Citigroup, Inc.	6.50%	8/19/2013	1,945	1,854,244
Citigroup, Inc.	6.875%	3/5/2038	571	531,706
Comcast Corp.	6.95%	8/15/2037	174	146,311
Commercial Metals Co.	7.35%	8/15/2018	172	123,818
Commonwealth Edison Co.	6.15%	9/15/2017	84	73,407
Commonwealth Edison Co.	6.95%	7/15/2018	149	134,111
Corn Products International, Inc.	8.45%	8/15/2009	160	160,836
CRH America, Inc.	5.625%	9/30/2011	335	257,358
CRH America, Inc.	6.00%	9/30/2016	250	168,366
CRH America, Inc.	8.125%	7/15/2018	206	155,529
E. On International Finance BV (Netherlands)†(a)	6.65%	4/30/2038	275	240,739
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	250	213,011
El Paso Electric Co.	7.50%	3/15/2038	84	64,961
Enel Finance International SA (Italy)†(a)	6.25%	9/15/2017	645	563,980
Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	160	130,051
Entergy Arkansas	5.66%	2/1/2025	170	131,320
Entergy Gulf States Louisiana LLC†	6.00%	5/1/2018	83	68,337
Equifax, Inc.	7.00%	7/1/2037	123	84,742
Equitable Resources, Inc.	6.50%	4/1/2018	80	71,293
General Electric Capital Corp.	5.875%	1/14/2038	486	399,109
Georgia Power Co.	6.00%	11/1/2013	76	76,711
Goldman Sachs Group, Inc. (The)	3.25%	6/15/2012	1,610	1,613,642
Goldman Sachs Group, Inc. (The)	3.875%	1/15/2009	172	171,053
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	162	131,432

See Notes to Financial Statements.
10

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	$159	$116,718
HKCG Finance Ltd. (Hong Kong)†(a)	6.25%	8/7/2018	275	267,226
Hospira, Inc.	6.05%	3/30/2017	212	182,729
Idaho Power Corp.	6.25%	10/15/2037	80	68,467
International Paper Co.	8.70%	6/15/2038	78	52,031
Intuit, Inc.	5.75%	3/15/2017	60	43,187
ITC Midwest LLC†	6.15%	1/31/2038	138	114,258
Janus Capital Group, Inc.	6.70%	6/15/2017	165	117,303
JPMorgan Chase & Co.	3.125%	12/1/2011	1,385	1,389,321
Kraft Foods, Inc.	6.875%	1/26/2039	265	233,188
Magellan Midstream Partners LP	6.40%	5/1/2037	137	100,924
Mattel, Inc.	5.625%	3/15/2013	523	456,841
Medco Health Solutions, Inc.	7.125%	3/15/2018	108	95,200
Merrill Lynch & Co., Inc.	6.15%	4/25/2013	310	293,363
Morgan Stanley	3.25%	12/1/2011	2,225	2,232,291
Morgan Stanley	6.00%	4/28/2015	380	313,889
Morgan Stanley	6.625%	4/1/2018	732	608,090
Nabors Industries, Inc.	6.15%	2/15/2018	371	321,720
National Fuel Gas Co.†	6.50%	4/15/2018	257	240,963
National Semiconductor Corp.	6.60%	6/15/2017	135	108,160
Nevada Power Co.	5.875%	1/15/2015	209	191,560
Oklahoma Gas & Electric Co.	6.35%	9/1/2018	116	109,248
Oncor Electric Delivery Co.	7.00%	9/1/2022	84	72,795
Oncor Electric Delivery Co.	7.25%	1/15/2033	84	70,843
Pacific Energy Partners LP	6.25%	9/15/2015	335	267,351
Pactiv Corp.	5.875%	7/15/2012	125	115,420
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	135	109,832
Questar Market Resources	6.80%	4/1/2018	123	112,769
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	626	634,998
Reynolds American, Inc.	7.25%	6/15/2037	209	134,985
Rio Tinto Finance USA Ltd. (Australia)(a)	5.875%	7/15/2013	260	202,289
Rockies Express Pipeline LLC†	6.85%	7/15/2018	100	89,987
Roper Industries, Inc.	6.625%	8/15/2013	341	351,324
Schering-Plough Corp.	6.55%	9/15/2037	165	146,094
Scottish Power plc (United Kingdom)(a)	5.375%	3/15/2015	349	306,924
Seagate Technology Holdings, Inc.	6.80%	10/1/2016	286	180,180

See Notes to Financial Statements.
11

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
SK Telecom Co., Ltd. (South Korea)†(a)	4.25%	4/1/2011	$230	$212,063
Source Gas LLC†	5.90%	4/1/2017	115	86,190
Steelcase, Inc. Class A	6.50%	8/15/2011	281	264,119
Suncor Energy, Inc. (Canada)(a)	6.50%	6/15/2038	443	326,316
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	318	253,367
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	400	264,073
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.60%	8/1/2013	105	93,357
Telecom Italia Capital SpA (Italy)(a)	6.375%	11/15/2033	678	421,341
Telecom Italia Capital SpA (Italy)(a)	7.20%	7/18/2036	555	372,695
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	251	224,915
Tesco plc (United Kingdom)†(a)	6.15%	11/15/2037	125	99,327
Time Warner Cable, Inc.	7.30%	7/1/2038	196	163,880
Time Warner Cable, Inc.	8.25%	2/14/2014	235	232,264
Transocean, Inc.	6.80%	3/15/2038	188	160,232
Tyco Electronics Group (Luxembourg)(a)	7.125%	10/1/2037	377	292,809
UnitedHealth Group, Inc.	5.00%	8/15/2014	196	175,173
UnitedHealth Group, Inc.	6.625%	11/15/2037	298	220,162
UnitedHealth Group, Inc.	6.875%	2/15/2038	181	140,375
Verizon Wireless†	8.50%	11/15/2018	230	232,453
VF Corp.	6.45%	11/1/2037	255	194,114
Vulcan Materials Co.	6.30%	6/15/2013	181	177,024
Wachovia Corp.	5.30%	10/15/2011	107	101,929
Wachovia Corp.	5.70%	8/1/2013	183	174,551
Wal-Mart Stores, Inc.	6.50%	8/15/2037	220	215,080
Xstrata Finance Ltd. (Canada)†(a)	6.90%	11/15/2037	157	104,369
Total Corporate Bonds (cost $33,053,694)				29,350,722
Government Sponsored Enterprises Bonds 6.13%
Federal Home Loan Bank	5.50%	8/13/2014	1,805	2,003,857
Federal National Mortgage Assoc.	3.875%	7/12/2013	3,901	4,039,205
Federal National Mortgage Assoc.	4.625%	10/15/2013	4,446	4,765,934
Federal National Mortgage Assoc.	5.25%	9/15/2016	160	173,305
Total Government Sponsored Enterprises Bonds (cost $10,585,614)				10,982,301

See Notes to Financial Statements.
12

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs 53.73%
Federal Home Loan Mortgage Corp.	5.00%		2/1/2019 -	$9,639	$9,747,118
			11/1/2021
Federal Home Loan Mortgage Corp.(b)	5.00%		TBA	15,335	15,457,205
Federal Home Loan Mortgage Corp.	5.216	%#	12/1/2037	2,418	2,438,938
Federal Home Loan Mortgage Corp.	5.50%		3/1/2021 - 11/1/2038	2,283	2,320,350
Federal Home Loan Mortgage Corp.(b)	5.50%		TBA	11,880	12,037,778
Federal Home Loan Mortgage Corp.	5.69	%#	11/1/2035	494	500,376
Federal Home Loan Mortgage Corp.	5.72	%#	11/1/2037	2,153	2,188,855
Federal Home Loan Mortgage Corp.	5.830	%#	11/1/2036	556	567,014
Federal Home Loan Mortgage Corp.	6.00%		10/1/2017	103	104,578
Federal Home Loan Mortgage Corp.(b)	6.00%		TBA	7,000	7,141,092
Federal Home Loan Mortgage Corp.	6.142	%#	6/1/2036	1,233	1,241,436
Federal Home Loan Mortgage Corp.	7.00%		2/1/2032 - 9/1/2033	86	89,590
Federal National Mortgage Assoc.	5.25	%#	10/1/2035	850	862,925
Federal National Mortgage Assoc.	5.50%		7/1/2033 - 4/1/2037	29,196	29,722,495
Federal National Mortgage Assoc.	5.502	%#	4/1/2036	742	755,719
Federal National Mortgage Assoc.	5.523	%#	4/1/2036	396	403,269
Federal National Mortgage Assoc.	5.628	%#	6/1/2036	450	456,596
Federal National Mortgage Assoc.	5.655	%#	8/1/2036	719	730,148
Federal National Mortgage Assoc.	5.699	%#	9/1/2036	742	751,956
Federal National Mortgage Assoc.	5.70	%#	10/1/2038	1,799	1,812,492
Federal National Mortgage Assoc.	5.733	%#	10/1/2036	505	513,580
Federal National Mortgage Assoc.	5.772	%#	10/1/2036	1,456	1,480,957
Federal National Mortgage Assoc.	5.81	%#	10/1/2036	359	365,675
Federal National Mortgage Assoc.	5.915	%#	5/1/2036	363	369,858
Federal National Mortgage Assoc.	5.931	%#	12/1/2036	1,052	1,073,767
Federal National Mortgage Assoc.	5.932	%#	8/1/2036	610	622,310
Federal National Mortgage Assoc.(b)	6.00%		TBA	2,000	2,041,562
Federal National Mortgage Assoc.	6.50%		7/1/2032 - 1/1/2036	504	520,946
Total Government Sponsored Enterprises Pass-Throughs (cost $94,649,352)					96,318,585

See Notes to Financial Statements.
13

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities 30.85%
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	$410	$377,487
Banc of America Commercial Mortgage, Inc. 2003-2 A4	5.061%	3/11/2041	610	494,459
Banc of America Commercial Mortgage, Inc. 2004-1 A2	4.037%	11/10/2039	54	53,263
Banc of America Commercial Mortgage, Inc. 2004-4 A3	4.128%	7/10/2042	400	386,716
Banc of America Commercial Mortgage, Inc. 2005-1 A5	5.084%#	11/10/2042	375	286,158
Banc of America Commercial Mortgage, Inc. 2005-1 ASB	4.967%#	11/10/2042	242	205,529
Banc of America Commercial Mortgage, Inc. 2005-5 A1	4.716%	10/10/2045	868	809,462
Banc of America Commercial Mortgage, Inc. 2005-6 A1	5.001%	9/10/2047	841	782,405
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	675	600,564
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.180%#	9/10/2047	180	132,668
Banc of America Commercial Mortgage, Inc. 2005-6 ASB	5.180%#	9/10/2047	1,060	833,409
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%	9/10/2045	500	347,653
Banc of America Commercial Mortgage, Inc. 2006-2 A4	5.739%#	5/10/2045	590	418,046
Banc of America Commercial Mortgage, Inc. 2006-3 A2	5.806%	7/10/2044	400	321,674
Banc of America Commercial Mortgage, Inc. 2006-5 A4	5.414%	9/10/2047	230	157,069
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR3 A2	3.869%	2/11/2041	410	405,746
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	139	132,207
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	890	795,535
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	1,590	1,275,945
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A1	4.386%	2/11/2041	3	3,197

See Notes to Financial Statements.
14

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A2	4.945%	2/11/2041	$460	$388,152
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR8 A4	4.674%	6/11/2041	325	247,565
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	238	224,488
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2	4.556%	2/13/2042	1,355	1,269,538
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A4	4.933%	2/13/2042	492	382,390
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	1,490	1,345,970
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 AAB	5.135%#	10/12/2042	640	523,737
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 AAB	5.456%#	3/11/2039	765	589,095
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A4	5.54%	9/11/2041	825	598,671
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 AAB	5.53%	9/11/2041	625	467,731
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A1	5.044%	12/11/2038	219	191,171
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%	12/11/2038	210	151,698
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 AAB	5.464%#	4/12/2038	625	485,416
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%	10/12/2041	180	130,602
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T28 A1	5.422%	9/11/2042	583	488,481
Citigroup Commercial Mortgage Trust 2004-C1 A4	5.358%#	4/15/2040	410	328,657
Citigroup Commercial Mortgage Trust 2006-C4 A3	5.724%#	3/15/2049	450	294,848
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	615	589,648
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 A2	5.408%	1/15/2046	165	143,267
Credit Suisse Mortgage Capital Certificates 2006-C3 AAB	5.826%#	6/15/2038	500	386,295

See Notes to Financial Statements.
15

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%	7/15/2035	$430	$374,272
CS First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%	12/15/2036	775	620,358
CS First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	46	44,526
CS First Boston Mortgage Securities Corp. 2004-C2 A2	5.416%	5/15/2036	350	278,042
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	563	536,019
CS First Boston Mortgage Securities Corp. 2004-C5 A4	4.829%	11/15/2037	700	530,449
CS First Boston Mortgage Securities Corp. 2005-C6 A4	5.23%	12/15/2040	570	418,784
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	310	300,902
GE Capital Commercial Mortgage Corp. 2005-C1 A5	4.772%	6/10/2048	100	73,972
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	680	497,697
GE Capital Commercial Mortgage Corp. 2005-C4 A4	5.333%#	11/10/2045	500	372,753
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.338%#	3/10/2044	1,005	700,783
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A1	4.154%	7/10/2039	153	138,901
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	685	577,039
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	896	795,002
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	2,535	2,036,855
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	478	414,859
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.485%#	5/10/2040	605	500,474
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%	1/5/2036	580	465,457
Greenwich Capital Commercial Funding Corp. 2004-GG1 A7	5.317%	6/10/2036	410	330,964

See Notes to Financial Statements.
16

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Greenwich Capital Commercial Funding Corp. 2005-GG3 A4	4.799%	8/10/2042	$500	$372,870
Greenwich Capital Commercial Funding Corp. 2005-GG3 AAB	4.619%	8/10/2042	595	493,112
Greenwich Capital Commercial Funding Corp. 2007-GG9 AAB	5.441%	3/10/2039	175	121,041
GS Mortgage Securities Corp. II 2005-GG4 A2	4.475%	7/10/2039	1,000	915,198
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	1,925	1,406,754
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%	4/10/2038	455	424,659
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	374	327,433
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	1,138	1,010,410
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C3 A5	4.878%	1/15/2042	70	50,298
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1,359	1,214,050
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A4	5.280%#	1/12/2043	830	585,129
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A2	4.625%	3/15/2046	300	280,835
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	160	110,726
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 ASB	4.893%	8/15/2042	460	368,340
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A4	4.918%	10/15/2042	1,255	870,274
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	564	549,767
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB14 ASB	5.506%	12/12/2044	375	292,850
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB15 ASB	5.79%	6/12/2043	235	180,303
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB17 A4	5.429%	12/12/2043	645	409,977
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 AM	5.44%	5/15/2045	370	172,426
LB-UBS Commercial Mortgage Trust 2003-C1 A4	4.394%	3/15/2032	450	362,991
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	149	141,871

See Notes to Financial Statements.
17

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	$335	$319,299
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	200	183,894
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	360	262,758
LB-UBS Commercial Mortgage Trust 2005-C5 AAB	4.93%	9/15/2030	140	113,780
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%	11/15/2030	430	320,373
LB-UBS Commercial Mortgage Trust 2006-C1 A1	5.018%	2/15/2031	375	350,435
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	200	174,172
LB-UBS Commercial Mortgage Trust 2006-C3 A4	5.661%	3/15/2039	220	155,642
LB-UBS Commercial Mortgage Trust 2006-C4 A4	5.883%#	6/15/2038	235	167,530
LB-UBS Commercial Mortgage Trust 2006-C6 A4	5.372%	9/15/2039	480	324,366
LB-UBS Commercial Mortgage Trust 2006-C6 AAB	5.341%	9/15/2039	175	128,167
Merrill Lynch Mortgage Trust 2003-KEY1 A4	5.236%	11/12/2035	475	384,792
Merrill Lynch Mortgage Trust 2004-BPC1 A2	4.071%	10/12/2041	135	129,295
Merrill Lynch Mortgage Trust 2005-CIP1 A4	5.047%	7/12/2038	1,080	793,397
Merrill Lynch Mortgage Trust 2005-CIP1 ASB	5.022%	7/12/2038	400	321,676
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.221%#	11/12/2037	175	156,880
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.242%#	11/12/2037	2,435	1,810,225
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	110	90,689
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%	6/12/2043	490	399,550
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	260	241,606
Merrill Lynch Mortgage Trust 2006-C1 A4	5.657%#	5/12/2039	250	176,572
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	430	372,999
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A4	5.423%#	2/12/2039	305	213,048
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-2 A1	5.773%	6/12/2046	548	511,611
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%	12/12/2049	225	136,426

See Notes to Financial Statements.
18

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 AM	5.749%#	6/12/2050	$55	$24,574
Morgan Stanley Capital I 2003-HQ2 A2	4.92%	3/12/2035	1,410	1,165,201
Morgan Stanley Capital I 2003-IQ6 A2	4.17%	12/15/2041	365	344,007
Morgan Stanley Capital I 2003-IQ6 A4	4.97%	12/15/2041	200	158,653
Morgan Stanley Capital I 2003-T11 A2	4.34%	6/13/2041	97	92,296
Morgan Stanley Capital I 2003-T11 A4	5.15%	6/13/2041	390	319,686
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%	8/13/2042	190	140,206
Morgan Stanley Capital I 2005-HQ6 A4B	5.042%	8/13/2042	415	304,874
Morgan Stanley Capital I 2005-HQ7 A4	5.208%#	11/14/2042	265	193,804
Morgan Stanley Capital I 2005-HQ7 AAB	5.184%#	11/14/2042	109	88,806
Morgan Stanley Capital I 2005-T19 A4A	4.89%	6/12/2047	160	116,936
Morgan Stanley Capital I 2006-HQ10 A4	5.328%	11/12/2041	200	134,293
Morgan Stanley Capital I 2006-HQ9 AAB	5.685%	7/12/2044	200	149,810
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	535	467,579
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	674	603,410
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	355	314,662
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	660	596,005
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2	3.989%	6/15/2035	500	395,413
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	8/15/2035	935	750,707
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4	4.748%	2/15/2041	225	171,359
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5	5.215%	1/15/2041	595	461,604
Wachovia Bank Commercial Mortgage Trust 2004-C14 A1	3.477%	8/15/2041	70	68,524
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	1,000	810,644
Wachovia Bank Commercial Mortgage Trust 2005-C21 APB	5.174%#	10/15/2044	200	168,552
Wachovia Bank Commercial Mortgage Trust 2006-C27 APB	5.727%	7/15/2045	400	300,306
Total Non-Agency Commercial Mortgage-Backed Securities (cost $63,688,144)				55,297,127

See Notes to Financial Statements.
19

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Obligations 0.91%
U.S. Treasury Bonds	4.375%	2/15/2038	$394	$456,578
U.S. Treasury Note Inflation Index Bonds(c)	1.625%	1/15/2015	372	326,520
U.S. Treasury Strips(d)	Zero Coupon	2/15/2036	2,181	843,842
Total U.S. Treasury Obligations (cost $1,375,709)				1,626,940
Total Long-Term Investments (cost $217,979,118)				207,965,457
SHORT-TERM INVESTMENTS 6.19%
Repurchase Agreements
Repurchase Agreement dated 11/28/2008, 0.10% due 12/1/2008 with J.P. Morgan Chase & Co. collateralized by $10,535,000 of Federal Home Loan Mortgage Corp. at 4.75% due 11/17/2015; value: $11,144,526; proceeds: $10,719,089			10,719	10,719,000
Repurchase Agreement dated 11/28/2008, 0.03% due 12/1/2008 with State Street Bank & Trust Co. collateralized by $380,000 of Federal Home Loan Bank at 2.54% due 5/5/2009; value: $382,850; proceeds: $371,247			371	371,246
Total Short-Term Investments (cost $11,090,246)				11,090,246
Total Investments in Securities 122.21% (cost $229,069,364)				219,055,703
Liabilities in Excess of Other Assets(e) (22.21%)				(39,850,780)
Net Assets 100.00%				$179,204,923

#  Variable rate security. The interest rate represents the rate at November 30, 2008.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

  (c)  Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.

  (d)  Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of November 30, 2008 (See Note 2(g)).

See Notes to Financial Statements.
20

Schedule of Investments (concluded)

CORE FIXED INCOME FUND November 30, 2008

  (e)  Liabilities in excess of other assets include net unrealized depreciation on open futures contracts, as follows:

Open futures contracts at November 30, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation/ (Depreciation)
U.S. 5-Year Treasury Note	December 2008	116	Short	$(13,843,875)	$(634,266)
U.S. 10-Year Treasury Note	March 2009	21	Long	2,540,344	73,601
U.S. Treasury Bond	December 2008	56	Long	7,199,500	543,174
Totals				$(4,104,031)	$(17,491)

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.
21

Schedule of Investments

TOTAL RETURN FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 116.91%
Asset-Backed Securities 6.41%
BA Credit Card Trust 2007-A13	1.643%#	4/16/2012	$6,500	$6,180,030
Bank One Issuance Trust 2004-A6	3.94%	4/16/2012	4,565	4,463,903
Capital One Multi-Asset Execution Trust 2005-A3	4.05%	3/15/2013	4,920	4,681,199
Capital One Prime Auto Receivables Trust 2006-1 A3	4.99%	9/15/2010	433	432,807
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/15/2012	6,500	6,378,432
Carmax Auto Owner Trust 2006-2 A3	5.15%	2/15/2011	2,546	2,515,475
Discover Card Master Trust I 2006-2 A1	1.423%#	1/17/2012	3,000	2,895,729
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	2,500	2,375,675
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%	6/15/2012	1,333	1,325,295
Harley-Davidson Motorcycle Trust 2007-1 A2	5.29%	1/18/2011	806	805,549
Harley-Davidson Motorcycle Trust 2007-2 A3	5.10%	5/15/2012	9,310	9,197,756
MBNA Credit Card Master Note Trust 2006-A1	4.90%	7/15/2011	1,650	1,643,451
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	5,144	4,550,098
Residential Funding Mortgage Securities II, Inc. 2005-HS1 AI1	1.515%#	9/25/2035	24	23,432
USAA Auto Owner Trust 2006-4 A3	5.01%	6/15/2011	6,889	6,822,696
World Omni Auto Receivables Trust 2005-A A4	3.82%	11/14/2011	764	748,578
World Omni Auto Receivables Trust 2005-B A4	1.473%#	9/20/2012	5,204	5,035,186
Total Asset-Backed Securities (cost $62,109,687)				60,075,291
Corporate Bonds 21.20%
Agilent Technologies, Inc.	6.50%	11/1/2017	3,025	2,344,729
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	831	436,275
ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	270	209,250
Allegheny Technologies, Inc.	8.375%	12/15/2011	297	313,913
American Express Credit Corp.	7.30%	8/20/2013	377	357,927
American Honda Finance Corp.†	6.70%	10/1/2013	1,000	996,454
American International Group, Inc.	4.95%	3/20/2012	2,000	1,341,740
American International Group, Inc.	5.85%	1/16/2018	7,650	4,549,662
American Water Capital Corp.	6.593%	10/15/2037	1,380	968,932

See Notes to Financial Statements.
22

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
Amgen, Inc.	6.375%	6/1/2037	$2,103	$1,899,966
ArcelorMittal (Luxembourg)(a)	5.375%	6/1/2013	1,677	1,207,693
AT&T Broadband Corp.	9.455%	11/15/2022	2,548	2,651,421
Atlantic Broadband Finance LLC	9.375%	1/15/2014	540	388,800
Avnet, Inc.	6.625%	9/15/2016	3,903	2,874,735
Bank of America Corp.	5.625%	10/14/2016	765	703,557
Bank of America Corp.	6.00%	9/1/2017	905	857,699
BAT International Finance plc (United Kingdom)†(a)	8.125%	11/15/2013	3,488	3,473,514
Biogen Idec, Inc.	6.00%	3/1/2013	400	398,110
Biogen Idec, Inc.	6.875%	3/1/2018	2,421	2,452,001
Biomet, Inc.	11.625%	10/15/2017	1,005	758,775
BJ Services Co.	6.00%	6/1/2018	1,028	1,000,138
BlackRock, Inc.	6.25%	9/15/2017	3,137	2,796,899
BMC Software, Inc.	7.25%	6/1/2018	935	866,454
BP Capital Markets plc (United Kingdom)(a)	5.25%	11/7/2013	1,750	1,757,381
Braskem Financial Ltd. (Brazil)†(a)	7.25%	6/5/2018	1,350	894,375
British Telecom plc (United Kingdom)(a)	9.125%	12/15/2030	1,201	1,130,500
Cameron International Corp.	6.375%	7/15/2018	474	421,913
Century Aluminum Co.	7.50%	8/15/2014	645	374,100
Charter Communications Operating LLC/ Charter Communications Operating Capital†	10.875%	9/15/2014	665	480,463
CII Carbon LLC†	11.125%	11/15/2015	1,525	1,197,125
Cimarex Energy Co.	7.125%	5/1/2017	1,666	1,307,810
Citigroup, Inc.	6.50%	8/19/2013	7,842	7,476,084
Citigroup, Inc.	6.875%	3/5/2038	2,822	2,627,801
Comcast Corp.	6.95%	8/15/2037	904	760,142
Commercial Metals Co.	7.35%	8/15/2018	932	670,921
Commonwealth Edison Co.	6.15%	9/15/2017	650	568,031
Commonwealth Edison Co.	6.95%	7/15/2018	943	848,773
Compass Minerals International, Inc.	12.00%	6/1/2013	312	311,204
CONSOL Energy, Inc.	7.875%	3/1/2012	1,190	1,038,275
Corn Products International, Inc.	8.45%	8/15/2009	1,308	1,314,830
Corrections Corp. of America	7.50%	5/1/2011	1,065	1,017,075
CRH America, Inc.	5.625%	9/30/2011	1,717	1,319,058
CRH America, Inc.	6.00%	9/30/2016	1,421	956,992
CRH America, Inc.	8.125%	7/15/2018	1,382	1,043,406

See Notes to Financial Statements.
23

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
E. On International Finance BV (Netherlands)†(a)	6.65%	4/30/2038	$1,515	$1,326,254
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	1,635	1,393,094
El Paso Electric Co.	7.50%	3/15/2038	441	341,043
Enel Finance International SA (Italy)†(a)	6.25%	9/15/2017	1,250	1,092,985
Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	945	768,111
Entergy Arkansas	5.66%	2/1/2025	1,235	954,002
Entergy Gulf States Louisiana LLC†	6.00%	5/1/2018	435	358,150
Equifax, Inc.	7.00%	7/1/2037	887	611,108
Equitable Resources, Inc.	6.50%	4/1/2018	528	470,533
Ferrellgas Partners LP†	6.75%	5/1/2014	1,360	958,800
First Data Corp.	9.875%	9/24/2015	710	411,800
Fisher Scientific International, Inc.	6.75%	8/15/2014	1,189	1,051,498
Ford Motor Credit Co. LLC	7.875%	6/15/2010	1,914	975,905
General Electric Capital Corp.	5.875%	1/14/2038	4,563	3,747,190
Georgia Power Co.	6.00%	11/1/2013	409	412,827
GMAC LLC	6.00%	12/15/2011	2,069	737,431
GMAC LLC	6.75%	12/1/2014	353	114,800
Goldman Sachs Group, Inc. (The)	3.25%	6/15/2012	8,410	8,429,023
Goldman Sachs Group, Inc. (The)	3.875%	1/15/2009	1,018	1,012,397
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	1,133	919,212
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	957	702,511
Hawker Beechcraft Acquisition Co. LLC	9.75%	4/1/2017	1,611	531,630
HCA, Inc.	9.125%	11/15/2014	3,447	2,809,305
HKCG Finance Ltd. (Hong Kong)†(a)	6.25%	8/7/2018	1,725	1,676,236
Hospira, Inc.	6.05%	3/30/2017	1,143	985,184
Huntsman International LLC	7.375%	1/1/2015	930	618,450
Huntsman International LLC	7.875%	11/15/2014	270	179,550
Idaho Power Corp.	6.25%	10/15/2037	606	518,637
Inergy Finance LP	8.25%	3/1/2016	1,475	1,091,500
International Paper Co.	8.70%	6/15/2038	456	304,182
Intuit, Inc.	5.75%	3/15/2017	331	238,246
Israel Electric Corp. Ltd. (Israel)†(a)	7.25%	1/15/2019	400	359,241
ITC Midwest LLC†	6.15%	1/31/2038	747	618,483
Janus Capital Group, Inc.	6.70%	6/15/2017	1,331	946,246
JPMorgan Chase & Co.	3.125%	12/1/2011	7,260	7,282,651
Key Energy Services, Inc.	8.375%	12/1/2014	535	375,838

See Notes to Financial Statements.
24

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
Kraft Foods, Inc.	6.875%	1/26/2039	$1,350	$1,187,938
Lamar Media Corp.	6.625%	8/15/2015	495	361,350
Magellan Midstream Partners LP	6.40%	5/1/2037	862	635,013
Mattel, Inc.	5.625%	3/15/2013	3,034	2,650,202
Medco Health Solutions, Inc.	7.125%	3/15/2018	527	464,540
Mediacom Communications Corp.	9.50%	1/15/2013	1,605	1,324,125
Merrill Lynch & Co., Inc.	6.15%	4/25/2013	2,171	2,054,489
Morgan Stanley	3.25%	12/1/2011	11,720	11,758,406
Morgan Stanley	6.00%	4/28/2015	1,975	1,631,395
Morgan Stanley	6.625%	4/1/2018	3,673	3,051,249
Mueller Water Products, Inc.	7.375%	6/1/2017	947	634,490
Nabors Industries, Inc.	6.15%	2/15/2018	2,072	1,796,774
National Fuel Gas Co.†	6.50%	4/15/2018	1,394	1,307,012
National Semiconductor Corp.	6.60%	6/15/2017	716	573,648
Nevada Power Co.	5.875%	1/15/2015	1,533	1,405,076
Newfield Exploration Co.	7.125%	5/15/2018	470	336,050
Nextel Communications, Inc.	7.375%	8/1/2015	1,551	620,692
NRG Energy, Inc.	7.25%	2/1/2014	175	143,063
Oklahoma Gas & Electric Co.	6.35%	9/1/2018	612	576,378
Oncor Electric Delivery Co.	7.00%	9/1/2022	613	531,232
Oncor Electric Delivery Co.	7.25%	1/15/2033	613	516,983
Pacific Energy Partners LP	6.25%	9/15/2015	2,492	1,988,773
Pactiv Corp.	5.875%	7/15/2012	648	598,339
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	790	642,720
Petroplus Finance Ltd.†(a)	7.00%	5/1/2017	1,210	756,250
Questar Market Resources	6.80%	4/1/2018	717	657,362
Quicksilver Resources, Inc.	8.25%	8/1/2015	675	438,750
R.H. Donnelley Corp.	8.875%	10/15/2017	2,245	303,075
Revlon Consumer Products Corp.	9.50%	4/1/2011	515	352,775
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	3,298	3,345,402
Reynolds American, Inc.	7.25%	6/15/2037	1,473	951,356
Rio Tinto Finance USA Ltd. (Australia)(a)	5.875%	7/15/2013	1,557	1,211,397
Rockies Express Pipeline LLC†	6.85%	7/15/2018	495	445,434
Rogers Wireless, Inc. (Canada)(a)	7.25%	12/15/2012	1,613	1,601,485
Roper Industries, Inc.	6.625%	8/15/2013	2,033	2,094,553
Schering-Plough Corp.	6.55%	9/15/2037	1,013	896,931

See Notes to Financial Statements.
25

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
Scottish Power plc (United Kingdom)(a)	5.375%	3/15/2015	$1,720	$1,512,632
Seagate Technology Holdings, Inc.	6.80%	10/1/2016	2,397	1,510,110
SK Broadband Co., Ltd. (South Korea)†(a)	7.00%	2/1/2012	785	569,125
SK Telecom Co., Ltd. (South Korea)†(a)	4.25%	4/1/2011	1,225	1,129,465
Smithfield Foods, Inc.	7.75%	7/1/2017	1,255	662,013
Source Gas LLC†	5.90%	4/1/2017	735	550,868
Southwestern Energy Co.†	7.50%	2/1/2018	535	454,750
Sprint Capital Corp.	7.625%	1/30/2011	1,757	1,265,606
Steel Capital SA for OAO Severstal (Luxembourg)(a)†	9.75%	7/29/2013	315	137,025
Steel Dynamics, Inc.	7.375%	11/1/2012	930	692,850
Steelcase, Inc. Class A	6.50%	8/15/2011	2,214	2,080,996
Suncor Energy, Inc. (Canada)(a)	6.50%	6/15/2038	2,832	2,086,068
SunGard Data Systems, Inc.	10.25%	8/15/2015	956	559,260
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	1,944	1,548,888
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	3,185	2,102,680
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.60%	8/1/2013	650	577,925
Telecom Italia Capital SpA (Italy)(a)	6.375%	11/15/2033	3,291	2,045,182
Telecom Italia Capital SpA (Italy)(a)	7.20%	7/18/2036	3,386	2,273,773
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,485	1,330,671
Tesco plc (United Kingdom)†(a)	6.15%	11/15/2037	870	691,313
Texas Competitive Electric Holdings Co. LLC†	10.50%	11/1/2015	830	535,350
Texas Industries, Inc.†	7.25%	7/15/2013	1,055	807,075
Time Warner Cable, Inc.	7.30%	7/1/2038	1,115	932,277
Time Warner Cable, Inc.	8.25%	2/14/2014	1,262	1,247,307
Transocean, Inc.	6.80%	3/15/2038	1,190	1,014,232
Tyco Electronics Group (Luxembourg)(a)	7.125%	10/1/2037	2,304	1,789,478
UnitedHealth Group, Inc.	6.625%	11/15/2037	1,859	1,373,424
UnitedHealth Group, Inc.	6.875%	2/15/2038	985	763,918
Verizon Wireless†	8.50%	11/15/2018	1,246	1,259,289
VF Corp.	6.45%	11/1/2037	1,227	934,030
Visteon Corp.	7.00%	3/10/2014	1,780	195,800
Vulcan Materials Co.	6.30%	6/15/2013	1,111	1,086,595
W&T Offshore, Inc.†	8.25%	6/15/2014	775	484,375

See Notes to Financial Statements.
26

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
Wabtec Corp.	6.875%	7/31/2013	$222	$194,805
Wachovia Corp.	5.30%	10/15/2011	587	559,183
Wachovia Corp.	5.70%	8/1/2013	985	939,523
Wal-Mart Stores, Inc.	6.50%	8/15/2037	985	962,972
Williams Partners LP	7.25%	2/1/2017	1,895	1,489,697
Wm. Wrigley Jr. Co.	4.65%	7/15/2015	900	634,500
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	1,210	862,125
Xstrata Finance Ltd. (Canada)†(a)	6.90%	11/15/2037	603	400,856
Total Corporate Bonds (cost $234,601,519)				198,781,674
Foreign Bonds 0.26%
Federal Republic of Brazil (Brazil)(a)	6.00%	1/17/2017	800	732,000
Republic of Colombia (Colombia)(a)	7.375%	1/27/2017	824	764,260
Republic of Ghana (Ghana)†(a)	8.50%	10/4/2017	400	226,000
Republic of Indonesia (Indonesia)†(a)	8.50%	10/12/2035	850	556,750
Republic of Panama (Panama)(a)	7.25%	3/15/2015	220	209,000
Total Foreign Bonds (cost $3,205,822)				2,488,010
Government Sponsored Enterprises Bonds 6.00%
Federal Home Loan Bank	5.50%	8/13/2014	10,010	11,112,802
Federal National Mortgage Assoc.	3.875%	7/12/2013	23,603	24,439,207
Federal National Mortgage Assoc.	4.625%	10/15/2013	18,720	20,067,091
Federal National Mortgage Assoc.	5.25%	9/15/2016	594	643,395
Total Government Sponsored Enterprises Bonds (cost $54,195,979)				56,262,495
Government Sponsored Enterprises Pass-Throughs 51.93%
Federal Home Loan Mortgage Corp.	5.00%	3/1/2019 - 7/1/2021	56,411	57,071,473
Federal Home Loan Mortgage Corp.(b)	5.00%	TBA	85,220	85,899,118
Federal Home Loan Mortgage Corp.	5.216%#	12/1/2037	6,613	6,670,474
Federal Home Loan Mortgage Corp.	5.50%	2/1/2021 - 2/1/2038	34,763	35,321,871
Federal Home Loan Mortgage Corp.(b)	5.50%	TBA	58,300	59,080,534
Federal Home Loan Mortgage Corp.	5.69%#	11/1/2035	3,675	3,723,963
Federal Home Loan Mortgage Corp.	5.838%#	11/1/2036	5,027	5,130,771
Federal Home Loan Mortgage Corp.	6.00%	9/1/2013 - 8/1/2020	1,047	1,068,424

See Notes to Financial Statements.
27

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal Home Loan Mortgage Corp.(b)	6.00%		TBA	$28,960	$29,543,718
Federal Home Loan Mortgage Corp.	6.142	%#	6/1/2036	6,769	6,814,814
Federal Home Loan Mortgage Corp.	7.00%		2/1/2032 - 9/1/2033	1,099	1,144,593
Federal National Mortgage Assoc.	5.218	%#	8/1/2038	4,964	4,992,435
Federal National Mortgage Assoc.	5.25	%#	10/1/2035	6,198	6,289,497
Federal National Mortgage Assoc.	5.50%		11/1/2033 - 1/1/2037	120,801	123,017,618
Federal National Mortgage Assoc.	5.502	%#	4/1/2036	1,263	1,285,559
Federal National Mortgage Assoc.	5.523	%#	4/1/2036	4,873	4,957,638
Federal National Mortgage Assoc.	5.628	%#	6/1/2036	3,689	3,744,680
Federal National Mortgage Assoc.	5.655	%#	8/1/2036	4,730	4,800,635
Federal National Mortgage Assoc.	5.699	%#	9/1/2036	3,822	3,875,812
Federal National Mortgage Assoc.	5.70	%#	10/1/2038	8,863	8,928,111
Federal National Mortgage Assoc.	5.733	%#	10/1/2036	5,034	5,120,740
Federal National Mortgage Assoc.	5.81	%#	10/1/2036	3,138	3,195,273
Federal National Mortgage Assoc.	5.915	%#	5/1/2036	3,601	3,666,057
Federal National Mortgage Assoc.	5.931	%#	12/1/2036	10,398	10,617,472
Federal National Mortgage Assoc.	5.932	%#	8/1/2036	8,652	8,826,999
Federal National Mortgage Assoc.(b)	6.00%		TBA	2,000	2,041,562
Total Government Sponsored Enterprises Pass-Throughs (cost $477,154,297)					486,829,841
Non-Agency Commercial Mortgage-Backed Securities 29.62%
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%		7/11/2043	350	305,562
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	2,848	2,621,778
Banc of America Commercial Mortgage, Inc. 2003-2 A2	4.342%		3/11/2041	1,681	1,572,583
Banc of America Commercial Mortgage, Inc. 2003-2 A4	5.061%		3/11/2041	1,100	891,648
Banc of America Commercial Mortgage, Inc. 2004-2 A5	4.58%		11/10/2038	400	309,735
Banc of America Commercial Mortgage, Inc. 2004-6 A2	4.161%		12/10/2042	1,997	1,894,258
Banc of America Commercial Mortgage, Inc. 2005-1 A5	5.084	%#	11/10/2042	3,446	2,629,601

See Notes to Financial Statements.
28

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage, Inc. 2005-1 ASB	4.967%#	11/10/2042	$3,372	$2,858,372
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%	7/10/2043	1,780	1,307,977
Banc of America Commercial Mortgage, Inc. 2005-3 A4	4.668%	7/10/2043	2,760	2,006,894
Banc of America Commercial Mortgage, Inc. 2005-4 A2	4.764%	7/10/2045	1,205	1,089,058
Banc of America Commercial Mortgage, Inc. 2005-4 A5A	4.933%	7/10/2045	1,650	1,207,328
Banc of America Commercial Mortgage, Inc. 2005-4 ASB	4.867%	7/10/2045	2,000	1,597,620
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	2,805	2,495,676
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.180%#	9/10/2047	2,205	1,625,189
Banc of America Commercial Mortgage, Inc. 2005-6 ASB	5.180%#	9/10/2047	1,450	1,140,041
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%	9/10/2045	1,390	966,476
Banc of America Commercial Mortgage, Inc. 2006-2 A4	5.739%#	5/10/2045	1,200	850,263
Banc of America Commercial Mortgage, Inc. 2006-4 A4	5.634%	7/10/2046	1,240	856,861
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A4	4.68%	8/13/2039	1,825	1,521,207
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	572	544,179
Bear Stearns Commercial Mortgage Securities, Inc. 2004-T14 A2	4.17%	1/12/2041	2,513	2,493,855
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	6,575	5,877,129
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	12,360	9,918,670
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	1,532	1,443,939
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A2	4.735%	9/11/2042	350	314,308
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A4A	4.871%	9/11/2042	2,260	1,726,365

See Notes to Financial Statements.
29

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2	4.556%	2/13/2042	$534	$500,320
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A4	4.933%	2/13/2042	1,300	1,010,379
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A4	5.456%#	3/11/2039	1,905	1,409,717
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 AAB	5.460%#	3/11/2039	2,320	1,786,535
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A4	5.54%	9/11/2041	1,000	725,662
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 AAB	5.53%	9/11/2041	775	579,986
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 AM	5.712%#	6/11/2040	400	178,485
Citigroup Commercial Mortgage Trust 2004-C2 A2	4.10%	10/15/2041	1,500	1,433,143
Citigroup Commercial Mortgage Trust 2005-C3 A1	4.391%	5/15/2043	459	435,383
Citigroup Commercial Mortgage Trust 2005-C3 A4	4.86%	5/15/2043	555	411,017
Citigroup Commercial Mortgage Trust 2006-C4 A3	5.724%#	3/15/2049	2,855	1,870,648
Citigroup Commercial Mortgage Trust 2006-C5 A2	5.378%	10/15/2049	875	725,707
Citigroup Commercial Mortgage Trust 2006-C5 ASB	5.413%	10/15/2049	550	399,586
Citigroup Commercial Mortgage Trust 2007-C6 A1	5.622%	12/10/2049	2,673	2,246,978
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	717	686,788
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.392%#	1/15/2046	13,081	9,974,006
Commercial Mortgage Pass-Through Certificates 2005-C6 A5B	5.167%	6/10/2044	1,000	734,829
Commercial Mortgage Pass-Through Certificates 2005-C6 A1	4.735%	6/10/2044	1,826	1,755,062
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%	6/10/2044	2,800	2,067,289
Commercial Mortgage Pass-Through Certificates 2005-C6 AAB	5.077%	6/10/2044	8,040	6,584,358

See Notes to Financial Statements.
30

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates 2005-LP5 A4	4.982%	5/10/2043	$1,180	$877,472
Commercial Mortgage Pass-Through Certificates 2006-C7 AAB	5.728%#	6/10/2046	865	662,441
Credit Suisse Mortgage Capital Certificates 2006-C3 AAB	5.826%#	6/15/2038	357	275,815
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	600	493,815
CS First Boston Mortgage Securities Corp. 2004-C5 A4	4.829%	11/15/2037	5,530	4,190,550
CS First Boston Mortgage Securities Corp. 2005-C1 A2	4.609%	2/15/2038	850	787,197
CS First Boston Mortgage Securities Corp. 2005-C1 AAB	4.815%	2/15/2038	1,254	1,060,609
CS First Boston Mortgage Securities Corp. 2005-C2 A4	4.832%	4/15/2037	800	590,473
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%	7/15/2037	1,530	1,224,479
CS First Boston Mortgage Securities Corp. 2005-C5 AM	5.10%	8/15/2038	1,975	1,085,337
CS First Boston Mortgage Securities Corp. 2005-C6 A1	4.938%	12/15/2040	298	283,550
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	870	844,466
GE Capital Commercial Mortgage Corp. 2005-C1 A1	4.012%	6/10/2048	111	108,434
GE Capital Commercial Mortgage Corp. 2005-C1 A5	4.772%	6/10/2048	1,750	1,294,507
GE Capital Commercial Mortgage Corp. 2005-C3 A2	4.853%	7/10/2045	300	274,192
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	2,150	1,573,600
GE Capital Commercial Mortgage Corp. 2005-C4 A4	5.334%#	11/10/2045	4,950	3,690,258
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.278%#	3/10/2044	1,561	1,430,967
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.338%#	3/10/2044	5,915	5,181,624
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.338%#	3/10/2044	1,650	1,150,540

See Notes to Financial Statements.
31

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	$1,558	$1,312,449
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	5,295	4,699,863
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.485%#	5/10/2040	8,690	7,188,629
GMAC Commercial Mortgage Securities, Inc. 2004-C2 A2	4.76%	8/10/2038	725	672,143
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	4,142	3,826,407
GMAC Commercial Mortgage Securities, Inc. 2005-C1 AM	4.754%	5/10/2043	1,540	850,027
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A4	5.238%	11/10/2045	4,501	3,119,058
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%	7/5/2035	667	614,573
Greenwich Capital Commercial Funding Corp. 2004-GG1 A7	5.317%	6/10/2036	2,565	2,070,543
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2	4.305%	8/10/2042	910	854,084
Greenwich Capital Commercial Funding Corp. 2005-GG3 A4	4.799%	8/10/2042	2,260	1,685,373
Greenwich Capital Commercial Funding Corp. 2005-GG3 AAB	4.619%	8/10/2042	4,320	3,580,239
Greenwich Capital Commercial Funding Corp. 2005-GG5 A5	5.224%	4/10/2037	5,360	3,967,527
Greenwich Capital Commercial Funding Corp. 2005-GG5 AAB	5.19%	4/10/2037	7,000	5,489,087
Greenwich Capital Commercial Funding Corp. 2007-GG9 AAB	5.441%	3/10/2039	285	197,124
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	2,680	1,958,494
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	940	822,961
GS Mortgage Securities Corp. II 2006-GG8 AAB	5.535%	11/10/2039	2,310	1,708,174
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	1,000	865,289
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C3 A2	4.994%	7/12/2035	923	778,808
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A2	4.985%	1/12/2037	4,382	3,646,114

See Notes to Financial Statements.
32

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB7 A4	4.879%	1/12/2038	$670	$517,201
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C2 A2	5.083%#	5/15/2041	1,675	1,490,198
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB8 A4	4.404%	1/12/2039	1,000	729,107
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%	6/12/2041	315	306,556
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A2	5.247%	1/12/2043	845	756,988
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A4	5.280%#	1/12/2043	1,240	874,169
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A4	4.738%	7/15/2042	1,300	897,212
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	1,000	692,040
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A4	4.918%	10/15/2042	4,636	3,214,676
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2	5.198%	12/15/2044	880	782,619
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB14 A4	5.481%	12/12/2044	2,015	1,335,308
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB15 ASB	5.79%	6/12/2043	2,505	1,921,950
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB16 A4	5.552%	5/12/2045	930	603,671
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB17 A4	5.429%	12/12/2043	3,000	1,906,868
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A2	5.861%#	4/15/2045	500	428,189
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4	5.875%#	4/15/2045	1,180	796,059
LB-UBS Commercial Mortgage Trust 2003-C5 A4	4.685%	7/15/2032	800	640,126
LB-UBS Commercial Mortgage Trust 2003-C7 A4	4.931%	9/15/2035	1,500	1,226,443
LB-UBS Commercial Mortgage Trust 2003-C8 A4	5.124%	11/15/2032	540	436,624
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	1,500	1,448,771

See Notes to Financial Statements.
33

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial Mortgage Trust 2004-C6 A6	5.02%	8/15/2029	$3,665	$2,851,883
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	1,565	1,491,651
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	700	643,629
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	143	131,383
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	350	255,459
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	3,635	2,678,938
LB-UBS Commercial Mortgage Trust 2005-C5 AAB	4.93%	9/15/2030	1,360	1,105,291
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%	11/15/2030	3,050	2,733,864
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%	11/15/2030	1,200	894,063
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	3,193	2,780,651
LB-UBS Commercial Mortgage Trust 2006-C3 A4	5.661%	3/15/2039	1,560	1,103,647
LB-UBS Commercial Mortgage Trust 2006-C4 A4	5.883%#	6/15/2038	1,925	1,372,321
LB-UBS Commercial Mortgage Trust 2007-C1 A1	5.391%	2/15/2040	1,982	1,762,335
Merrill Lynch Mortgage Trust 2004-KEY2 A2	4.166%	8/12/2039	2,095	1,964,106
Merrill Lynch Mortgage Trust 2004-MKB1 A4	5.176%	2/12/2042	1,000	792,800
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.242%#	11/12/2037	5,835	4,337,003
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	6,200	5,111,572
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%	6/12/2043	1,275	1,039,645
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	1,271	1,196,077
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	752	697,974
Merrill Lynch Mortgage Trust 2006-C1 A4	5.657%#	5/12/2039	4,565	3,224,197
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	1,500	1,301,160
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A4	5.423%#	2/12/2039	2,269	1,584,939

See Notes to Financial Statements.
34

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-3 A2	5.291%	7/12/2046	$795	$657,799
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A2	5.112%	12/12/2049	1,030	840,758
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%	12/12/2049	900	545,705
Morgan Stanley Capital I 2003-HQ2 A2	4.92%	3/12/2035	2,002	1,654,420
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	5,431	5,135,416
Morgan Stanley Capital I 2003-IQ5 A4	5.01%	4/15/2038	3,083	2,592,840
Morgan Stanley Capital I 2003-IQ6 A4	4.97%	12/15/2041	595	471,993
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	1,077	991,965
Morgan Stanley Capital I 2004-IQ8 A2	3.96%	6/15/2040	101	98,826
Morgan Stanley Capital I 2004-IQ8 A5	5.11%	6/15/2040	3,710	2,894,637
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%	8/13/2042	1,660	1,224,960
Morgan Stanley Capital I 2005-HQ7 A4	5.208%#	11/14/2042	950	694,768
Morgan Stanley Capital I 2005-HQ7 AAB	5.185%#	11/14/2042	520	423,663
Morgan Stanley Capital I 2005-IQ10 AAB	5.178%	9/15/2042	1,905	1,552,979
Morgan Stanley Capital I 2005-IQ9 AAB	4.51%	7/15/2056	2,310	1,935,193
Morgan Stanley Capital I 2005-T19 A2	4.725%	6/12/2047	1,459	1,324,316
Morgan Stanley Capital I 2006-HQ8 A4	5.387%#	3/12/2044	2,035	1,431,230
Morgan Stanley Capital I 2006-HQ8 AAB	5.391%#	3/12/2044	1,300	1,030,405
Morgan Stanley Capital I 2006-HQ9 A4	5.731%	7/12/2044	235	164,033
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	4,150	3,627,017
Morgan Stanley Capital I 2007-HQ11 A1	5.246%	2/12/2044	2,061	1,799,584
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	780	691,369
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2	3.989%	6/15/2035	1,500	1,186,240
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	8/15/2035	3,825	3,071,076
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4	4.748%	2/15/2041	2,600	1,980,149
Wachovia Bank Commercial Mortgage Trust 2004-C15 A1	3.626%	10/15/2041	1,117	1,078,129
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	2,330	2,185,533

See Notes to Financial Statements.
35

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust 2005-C17 APB	5.037%	3/15/2042	$2,585		$2,123,476
Wachovia Bank Commercial Mortgage Trust 2005-C19 A1	4.173%	5/15/2044	151		147,366
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	1,300		1,172,560
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.209%#	10/15/2044	1,630		1,207,957
Wachovia Bank Commercial Mortgage Trust 2005-C21 APB	5.174%#	10/15/2044	3,490		2,941,224
Wachovia Bank Commercial Mortgage Trust 2005-C22 A2	5.242%	12/15/2044	594		531,040
Wachovia Bank Commercial Mortgage Trust 2005-C22 A4	5.265%#	12/15/2044	620		446,593
Wachovia Bank Commercial Mortgage Trust 2006-C27 APB	5.727%	7/15/2045	1,545		1,159,933
Total Non-Agency Commercial Mortgage-Backed Securities (cost $329,774,854)					277,644,257
Pass-Through Agency 0.00%
Government National Mortgage Assoc. (cost $47)	12.00%	8/15/2013	–	(c)	66
U.S. Treasury Obligations 1.49%
U.S. Treasury Bonds	3.75%	11/15/2018	650		693,977
U.S. Treasury Bonds	4.375%	2/15/2038	5,036		5,835,863
U.S. Treasury Note Inflation Index Bonds(d)	1.625%	1/15/2015	2,292		2,009,352
U.S. Treasury Strips(e)	Zero Coupon	2/15/2036	13,921		5,386,119
Total U.S. Treasury Obligations (cost $11,896,723)					13,925,311
Total Long-Term Investments (cost $1,172,938,928)					1,096,006,945
SHORT-TERM INVESTMENTS 4.87%
Repurchase Agreements
Repurchase Agreement dated 11/28/2008, 0.10% due 12/1/2008 with J.P. Morgan Chase & Co. collateralized by $46,110,000 of Federal National Mortgage Assoc. at 4.38% due 7/17/2009; value: $46,519,140; proceeds: $45,607,380			45,607		45,607,000

See Notes to Financial Statements.
36

Schedule of Investments (concluded)

TOTAL RETURN FUND November 30, 2008

Investments	Principal Amount (000)	Value
Repurchase Agreement dated 11/28/2008, 0.03% due 12/1/2008 with State Street Bank & Trust Co. collateralized by $70,000 of Federal Home Loan Bank at Zero Coupon due 12/26/2008; value: $70,000; proceeds: $68,424	$68	$68,424
Total Short-Term Investments (cost $45,675,424)		45,675,424
Total Investments in Securities 121.78% (cost $1,218,614,352)		1,141,682,369
Liabilities in Excess of Other Assets(f) (21.78%)		(204,223,238)
Net Assets 100.00%		$937,459,131

  #  Variable rate security. The interest rate represents the rate at November 30, 2008.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)  Foreign security traded in U.S. dollars.

(b)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(c)  Amount is less than $1,000.

(d)  Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

(e)  Security has been fully/partially segregated to cover margin requirements for open futures contracts as of November 30, 2008 (See Note 2(g)).

(f)  Liabilities in excess of other assets include net unrealized depreciation on futures contracts, as follows:

Open futures contracts at November 30, 2008:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation/ (Depreciation)
U.S. 5-Year Treasury Note	December 2008	549	Short	$(65,519,719)	$(2,997,718)
U.S. 10-Year Treasury Note	March 2009	163	Long	19,717,906	571,279
U.S. Treasury Bond	December 2008	58	Long	7,456,625	524,762
Totals				$(38,345,188)	$(1,901,677)
TBA SALE COMMITMENTS

Government Sponsored Enterprises Pass-Throughs	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Assoc.(b)	5.50%	TBA	$2,000	$2,033,438
Federal Home Loan Mortgage Corp.(b)	5.50%	TBA	11,000	11,163,284
Total (Proceeds $13,022,539)			$13,000	$13,196,722
Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.
37

Statements of Assets and Liabilities

November 30, 2008

	Core Fixed Income Fund	Total Return Fund
ASSETS:
Investments in securities, at cost	$229,069,364	$1,218,614,352
Investments in securities, at value	$219,055,703	$1,141,682,369
Receivables:
Interest and dividends	1,265,142	8,081,290
Investment securities sold	46,760,757	242,461,372
Capital shares sold	835,948	4,630,796
From advisor (See Note 3)	24,949	122,403
Prepaid expenses and other assets	35,464	41,692
Total assets	267,977,963	1,397,019,922
LIABILITIES:
TBA sale commitments at fair value (proceeds $0, $13,022,539)	–	13,196,722
Payables:
To bank	177,394	882,525
Investment securities purchased	87,736,799	441,278,825
Capital shares reacquired	435,652	2,349,546
Management fee	59,317	328,625
12b-1 distribution fees	94,250	322,693
Fund administration	5,553	29,221
Trustees' fees	14,200	48,315
Variation margin	22,974	202,953
To affiliates (See Note 3)	–	27,689
Distributions payable	116,623	613,017
Accrued expenses and other liabilities	110,278	280,660
Total liabilities	88,773,040	459,560,791
NET ASSETS	$179,204,923	$937,459,131
COMPOSITION OF NET ASSETS:
Paid-in capital	$191,359,804	$1,030,317,406
Distributions in excess of net investment income	(90,010)	(277,472)
Accumulated net realized loss on investments, futures contracts, foreign currency related transactions and TBA sale commitments	(2,033,719)	(13,572,960)
Net unrealized depreciation on investments, futures contracts and TBA sale commitments	(10,031,152)	(79,007,843)
Net Assets	$179,204,923	$937,459,131

See Notes to Financial Statements.
38

Statements of Assets and Liabilities (concluded)

November 30, 2008

	Core Fixed Income Fund	Total Return Fund
Net assets by class:
Class A Shares	$118,138,707	$467,604,904
Class B Shares	$17,782,940	$36,665,453
Class C Shares	$39,144,122	$113,386,636
Class F Shares	$408,133	$206,729,702
Class I Shares	$1,773,063	$91,557,584
Class P Shares	$1,530,354	$19,263,681
Class R2 Shares	$170,673	$175,932
Class R3 Shares	$256,931	$2,075,239
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	11,944,194	49,556,994
Class B Shares	1,802,780	3,890,179
Class C Shares	3,973,695	12,027,234
Class F Shares	41,260	21,917,967
Class I Shares	179,280	9,691,194
Class P Shares	154,195	2,032,891
Class R2 Shares	17,258	18,652
Class R3 Shares	25,979	220,047
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$9.89	$9.44
Class A Shares-Maximum offering price (Net assets value plus sales charge of 4.75%)	$10.38	$9.91
Class B Shares-Net asset value	$9.86	$9.43
Class C Shares-Net asset value	$9.85	$9.43
Class F Shares-Net asset value	$9.89	$9.43
Class I Shares-Net asset value	$9.89	$9.45
Class P Shares-Net asset value	$9.92	$9.48
Class R2 Shares-Net asset value	$9.89	$9.43
Class R3 Shares-Net asset value	$9.89	$9.43

See Notes to Financial Statements.
39

Statements of Operations

For the Year Ended November 30, 2008

	Core Fixed Income Fund	Total Return Fund
Investment income:
Interest	$8,372,251	$49,200,414
Total investment income	8,372,251	49,200,414
Expenses:
Management fee	703,675	3,889,613
12b-1 distribution plan-Class A	359,842	1,767,371
12b-1 distribution plan-Class B	168,622	395,681
12b-1 distribution plan-Class C	329,786	1,204,858
12b-1 distribution plan-Class F	167	55,434
12b-1 distribution plan-Class P	6,191	89,183
12b-1 distribution plan-Class R2	394	231
12b-1 distribution plan-Class R3	949	5,079
Shareholder servicing	308,027	1,174,609
Professional	51,006	66,888
Reports to shareholders	18,710	146,980
Fund administration	62,549	345,743
Custody	17,787	34,261
Trustees' fees	3,146	17,434
Registration	92,251	135,598
Subsidy (See Note 3)	–	246,456
Other	6,728	24,376
Gross expenses	2,129,830	9,599,795
Expense reductions (See Note 7)	(5,664)	(19,213)
Expenses reimbursed by advisor (See Note 3)	(398,123)	(1,308,762)
Net expenses	1,726,043	8,271,820
Net investment income	6,646,208	40,928,594
Net realized and unrealized loss:
Net realized loss on investments, futures contracts, foreign currency related transactions and TBA sale commitments	(175,780)	(7,311,969)
Net change in unrealized appreciation on investments, futures contracts, translation of assets and liabilities denominated in foreign currencies and TBA sale commitments	(12,234,842)	(90,773,680)
Net realized and unrealized loss	(12,410,622)	(98,085,649)
Net Decrease in Net Assets Resulting From Operations	$(5,764,414)	$(57,157,055)

See Notes to Financial Statements.
40

Statements of Changes in Net Assets

	Core Fixed Income Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2008	For the Year Ended November 30, 2007
Operations:
Net investment income	$6,646,208	$4,586,648
Net realized gain (loss) on investments, futures contracts, foreign currency related transactions, and TBA sale commitments	(175,780)	495,120
Net change in unrealized appreciation on investments, futures contracts, and TBA sale commitments	(12,234,842)	740,867
Net increase (decrease) in net assets resulting from operations	(5,764,414)	5,822,635
Distributions to shareholders from:
Net investment income
Class A	(4,786,476)	(2,896,385)
Class B	(677,104)	(525,241)
Class C	(1,322,441)	(957,723)
Class F	(8,836)	(78)
Class I	(94,893)	(57,138)
Class P	(62,293)	(61,266)
Class R2	(3,364)	(71)
Class R3	(8,763)	(72)
Total distributions to shareholders	(6,964,170)	(4,497,974)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	107,314,000	53,258,622
Reinvestment of distributions	6,291,635	3,641,416
Cost of shares reacquired	(49,179,318)	(29,889,053)
Net increase in net assets resulting from capital share transactions	64,426,317	27,010,985
Net increase in net assets	51,697,733	28,335,646
NET ASSETS:
Beginning of year	$127,507,190	$99,171,544
End of year	$179,204,923	$127,507,190
Distributed in excess of net investment income	$(90,010)	$(91,952)

See Notes to Financial Statements.
41

Statements of Changes in Net Assets (concluded)

	Total Return Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2008	For the Year Ended November 30, 2007
Operations:
Net investment income	$40,928,594	$38,561,374
Net realized gain (loss) on investments, futures contracts, foreign currency related transactions, and TBA sale commitments	(7,311,969)	1,917,885
Net change in unrealized appreciation on investments, futures contracts, translation of assets and liabilities denominated in foreign currencies and TBA sale commitments	(90,773,680)	1,384,319
Net increase (decrease) in net assets resulting from operations	(57,157,055)	41,863,578
Distributions to shareholders from:
Net investment income
Class A	(24,945,639)	(16,870,916)
Class B	(1,701,604)	(1,370,028)
Class C	(5,170,560)	(3,713,706)
Class F	(3,001,719)	(81)
Class I	(6,480,605)	(15,548,457)
Class P	(961,112)	(636,824)
Class R2	(2,318)	(74)
Class R3	(50,810)	(76)
Total distributions to shareholders	(42,314,367)	(38,140,162)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	560,403,625	409,168,335
Reinvestment of distributions	37,551,065	32,556,976
Cost of shares reacquired	(368,837,741)	(347,668,370)
Net increase in net assets resulting from capital share transactions	229,116,949	94,056,941
Net increase in net assets	129,645,527	97,780,357
NET ASSETS:
Beginning of year	$807,813,604	$710,033,247
End of year	$937,459,131	$807,813,604
Distributions in excess of net investment income	$(277,472)	$(277,297)

See Notes to Financial Statements.
42

Financial Highlights

CORE FIXED INCOME FUND

	Class A Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$10.66	$10.58	$10.48	$10.68	$10.81
Investment operations:
Net investment income(a)	.46	.47	.45	.38	.31
Net realized and unrealized gain (loss)	(.74)	.07	.11	(.16)	.08
Total from investment operations	(.28)	.54	.56	.22	.39
Distributions to shareholders from:
Net investment income	(.49)	(.46)	(.46)	(.41)	(.37)
Net realized gain	–	–	–	(.01)	(.15)
Total distributions	(.49)	(.46)	(.46)	(.42)	(.52)
Net asset value, end of year	$9.89	$10.66	$10.58	$10.48	$10.68
Total Return(b)	(2.82)%	5.24%	5.47%	2.10%	3.72%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.90%	1.05%	.93%	.92%	1.04%
Expenses, excluding interest expense, including expenses reductions and expenses reimbursed	.90%	.90%	.90%	.90%	1.04%
Expenses, excluding expense reductions and expenses reimbursed	1.16%	1.38%	1.34%	1.34%	1.32%
Net investment income	4.44%	4.45%	4.36%	3.53%	2.92%
Supplemental Data:
Net assets, end of year (000)	$118,139	$80,992	$58,487	$47,029	$36,168
Portfolio turnover rate	399.63%	337.44%	455.93%	416.16%	434.57%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
43

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class B Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$10.63	$10.56	$10.46	$10.66	$10.79
Investment operations:
Net investment income(a)	.40	.40	.39	.31	.25
Net realized and unrealized gain (loss)	(.75)	.06	.10	(.16)	.08
Total from investment operations	(.35)	.46	.49	.15	.33
Distributions to shareholders from:
Net investment income	(.42)	(.39)	(.39)	(.34)	(.31)
Net realized gain	–	–	–	(.01)	(.15)
Total distributions	(.42)	(.39)	(.39)	(.35)	(.46)
Net asset value, end of year	$9.86	$10.63	$10.56	$10.46	$10.66
Total Return(b)	(3.36)%	4.48%	4.80%	1.44%	3.13%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.55%	1.70%	1.59%	1.57%	1.65%
Expenses, excluding interest expense, including expenses reductions and expenses reimbursed	1.55%	1.55%	1.55%	1.55%	1.65%
Expenses, excluding expense reductions and expenses reimbursed	1.81%	2.03%	1.99%	1.95%	1.93%
Net investment income	3.81%	3.82%	3.71%	2.89%	2.31%
Supplemental Data:
Net assets, end of year (000)	$17,783	$14,555	$13,697	$13,932	$14,054
Portfolio turnover rate	399.63%	337.44%	455.93%	416.16%	434.57%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
44

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class C Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$10.62	$10.54	$10.44	$10.64	$10.77
Investment operations:
Net investment income(a)	.40	.40	.38	.31	.25
Net realized and unrealized gain (loss)	(.75)	.07	.11	(.16)	.08
Total from investment operations	(.35)	.47	.49	.15	.33
Distributions to shareholders from:
Net investment income	(.42)	(.39)	(.39)	(.34)	(.31)
Net realized gain	–	–	–	(.01)	(.15)
Total distributions	(.42)	(.39)	(.39)	(.35)	(.46)
Net asset value, end of year	$9.85	$10.62	$10.54	$10.44	$10.64
Total Return(b)	(3.47)%	4.56%	4.80%	1.43%	3.13%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.55%	1.70%	1.58%	1.57%	1.65%
Expenses, excluding interest expense, including expenses reductions and expenses reimbursed	1.55%	1.55%	1.55%	1.55%	1.65%
Expenses, excluding expense reductions and expenses reimbursed	1.81%	2.03%	1.99%	1.95%	1.93%
Net investment income	3.80%	3.79%	3.71%	2.89%	2.31%
Supplemental Data:
Net assets, end of year (000)	$39,144	$28,533	$25,121	$22,487	$15,098
Portfolio turnover rate	399.63%	337.44%	455.93%	416.16%	434.57%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
45

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class F Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.66	$10.50
Investment operations:
Net investment income(b)	.49	.08
Net realized and unrealized gain (loss)	(.75)	.16
Total from investment operations	(.26)	.24
Distributions to shareholders from:
Net investment income	(.51)	(.08)
Net asset value, end of period	$9.89	$10.66
Total Return(c)	(2.60)%	2.31	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.65%	.13	%(d)
Expenses, excluding interest expense, including expenses reductions and expenses reimbursed	.64%	.12	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.87%	.19	%(d)
Net investment income	4.74%	.78	%(d)
Supplemental Data:
Net assets, end of period (000)	$408	$10
Portfolio turnover rate	399.63%	337.44%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
46

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class I Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$10.66	$10.58	$10.48	$10.68	$10.82
Investment operations:
Net investment income(a)	.50	.50	.49	.42	.39
Net realized and unrealized gain (loss)	(.75)	.07	.10	(.16)	.05
Total from investment operations	(.25)	.57	.59	.26	.44
Distributions to shareholders from:
Net investment income	(.52)	(.49)	(.49)	(.45)	(.43)
Net realized gain	–	–	–	(.01)	(.15)
Total distributions	(.52)	(.49)	(.49)	(.46)	(.58)
Net asset value, end of year	$9.89	$10.66	$10.58	$10.48	$10.68
Total Return(b)	(2.48)%	5.58%	5.85%	2.46%	4.20%
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.55%	.68%	.58%	.57%	.63%
Expenses, excluding interest expense, including expenses reductions and expenses reimbursed	.55%	.55%	.55%	.55%	.63%
Expenses, excluding expense reductions and expenses reimbursed	.81%	1.00%	.99%	.95%	1.14%
Net investment income	4.80%	4.74%	4.70%	3.89%	3.66%
Supplemental Data:
Net assets, end of year (000)	$1,773	$2,284	$614	$521	$445
Portfolio turnover rate	399.63%	337.44%	455.93%	416.16%	434.57%

(a) Calculated using average shares outstanding during the year.

(b) Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.
47

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class P Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$10.70	$10.62	$10.52	$10.72	$10.86
Investment operations:
Net investment income(a)	.45	.46	.45	.37	.32
Net realized and unrealized gain (loss)	(.76)	.07	.10	(.16)	.06
Total from investment operations	(.31)	.53	.55	.21	.38
Distributions to shareholders from:
Net investment income	(.47)	(.45)	(.45)	(.40)	(.37)
Net realized gain	–	–	–	(.01)	(.15)
Total distributions	(.47)	(.45)	(.45)	(.41)	(.52)
Net asset value, end of year	$9.92	$10.70	$10.62	$10.52	$10.72
Total Return(b)	(2.90)%	5.13%	5.36%	1.99%	3.62%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.00%	1.15%	1.03%	1.02%	1.10%
Expenses, excluding interest expense, including expenses reductions and expenses reimbursed	1.00%	1.00%	1.00%	1.00%	1.10%
Expenses, excluding expense reductions and expenses reimbursed	1.26%	1.48%	1.44%	1.42%	1.42%
Net investment income	4.33%	4.34%	4.27%	3.46%	2.96%
Supplemental Data:
Net assets, end of year (000)	$1,530	$1,113	$1,252	$687	$278
Portfolio turnover rate	399.63%	337.44%	455.93%	416.16%	434.57%

(a) Calculated using average shares outstanding during the year.

(b) Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.
48

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class R2 Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.66	$10.50
Investment operations:
Net investment income(b)	.44	.07
Net realized and unrealized gain (loss)	(.75)	.16
Total from investment operations	(.31)	.23
Distributions to shareholders from:
Net investment income	(.46)	(.07)
Net asset value, end of period	$9.89	$10.66
Total Return(c)	(3.02)%	2.23	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.09%	.20	%(d)
Expenses, excluding interest expense, including expenses reductions and expenses reimbursed	1.09%	.19	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.33%	.26	%(d)
Net investment income	4.31%	.71	%(d)
Supplemental Data:
Net assets, end of period (000)	$171	$10
Portfolio turnover rate	399.63%	337.44%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
49

Financial Highlights (concluded)

CORE FIXED INCOME FUND

	Class R3 Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.66	$10.50
Investment operations:
Net investment income(b)	.45	.08
Net realized and unrealized gain (loss)	(.75)	.16
Total from investment operations	(.30)	.24
Distributions to shareholders from:
Net investment income	(.47)	(.08)
Net asset value, end of period	$9.89	$10.66
Total Return(c)	(2.97)%	2.25	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.04%	.18	%(d)
Expenses, excluding interest expense, including expenses reductions and expenses reimbursed	1.04%	.17	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.29%	.24	%(d)
Net investment income	4.29%	.73	%(d)
Supplemental Data:
Net assets, end of period (000)	$257	$10
Portfolio turnover rate	399.63%	337.44%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
50

Financial Highlights

TOTAL RETURN FUND

	Class A Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$10.48	$10.44	$10.32	$10.55	$10.64
Investment operations:
Net investment income(a)	.49	.46	.44	.38	.33
Net realized and unrealized gain (loss)	(1.03)	.04	.13	(.13)	.11
Total from investment operations	(.54)	.50	.57	.25	.44
Distributions to shareholders from:
Net investment income	(.50)	(.46)	(.45)	(.42)	(.38)
Net realized gain	–	–	–	(.06)	(.15)
Total distributions	(.50)	(.46)	(.45)	(.48)	(.53)
Net asset value, end of year	$9.44	$10.48	$10.44	$10.32	$10.55
Total Return(b)	(5.45)%	4.94%	5.67%	2.37%	4.25%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.90%	1.05%	.93%	.92%	1.03%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.90%	.90%	.90%	.90%	1.03%
Expenses, excluding expense reductions and expenses reimbursed	1.05%	1.24%	1.16%	1.19%	1.27%
Net investment income	4.79%	4.50%	4.33%	3.61%	3.09%
Supplemental Data:
Net assets, end of year (000)	$467,605	$464,651	$298,212	$146,376	$89,186
Portfolio turnover rate	302.65%	333.35%	468.89%	420.64%	390.93%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
51

Financial Highlights (continued)

TOTAL RETURN FUND

	Class B Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$10.46	$10.43	$10.31	$10.54	$10.63
Investment operations:
Net investment income(a)	.42	.40	.38	.31	.26
Net realized and unrealized gain (loss)	(1.01)	.02	.12	(.13)	.11
Total from investment operations	(.59)	.42	.50	.18	.37
Distributions to shareholders from:
Net investment income	(.44)	(.39)	(.38)	(.35)	(.31)
Net realized gain	–	–	–	(.06)	(.15)
Total distributions	(.44)	(.39)	(.38)	(.41)	(.46)
Net asset value, end of year	$9.43	$10.46	$10.43	$10.31	$10.54
Total Return(b)	(5.98)%	4.17%	5.01%	1.73%	3.61%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.55%	1.71%	1.58%	1.57%	1.65%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	1.55%	1.55%	1.55%	1.55%	1.65%
Expenses, excluding expense reductions and expenses reimbursed	1.71%	1.89%	1.81%	1.83%	1.88%
Net investment income	4.15%	3.87%	3.70%	2.97%	2.48%
Supplemental Data:
Net assets, end of year (000)	$36,665	$38,089	$35,387	$34,254	$34,319
Portfolio turnover rate	302.65%	333.35%	468.89%	420.64%	390.93%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
52

Financial Highlights (continued)

TOTAL RETURN FUND

	Class C Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$10.47	$10.44	$10.32	$10.54	$10.64
Investment operations:
Net investment income(a)	.42	.40	.37	.31	.26
Net realized and unrealized gain (loss)	(1.02)	.02	.13	(.12)	.10
Total from investment operations	(.60)	.42	.50	.19	.36
Distributions to shareholders from:
Net investment income	(.44)	(.39)	(.38)	(.35)	(.31)
Net realized gain	–	–	–	(.06)	(.15)
Total distributions	(.44)	(.39)	(.38)	(.41)	(.46)
Net asset value, end of year	$9.43	$10.47	$10.44	$10.32	$10.54
Total Return(b)	(5.98)%	4.16%	4.98%	1.81%	3.50%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.55%	1.70%	1.58%	1.57%	1.65%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	1.55%	1.55%	1.55%	1.55%	1.65%
Expenses, excluding expense reductions and expenses reimbursed	1.70%	1.89%	1.81%	1.83%	1.88%
Net investment income	4.14%	3.84%	3.65%	2.97%	2.47%
Supplemental Data:
Net assets, end of year (000)	$113,387	$115,649	$71,619	$30,352	$21,460
Portfolio turnover rate	302.65%	333.35%	468.89%	420.64%	390.93%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
53

Financial Highlights (continued)

TOTAL RETURN FUND

	Class F Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.47	$10.35
Investment operations:
Net investment income(b)	.49	.08
Net realized and unrealized gain (loss)	(1.01)	.12
Total from investment operations	(.52)	.20
Distributions to shareholders from:
Net investment income	(.52)	(.08)
Net asset value, end of period	$9.43	$10.47
Total Return(c)	(5.27)%	1.98	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.64%	.13	%(d)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.64%	.12	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.78%	.17	%(d)
Net investment income	5.03%	.81	%(d)
Supplemental Data:
Net assets, end of period (000)	$206,730	$10
Portfolio turnover rate	302.65%	333.35%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
54

Financial Highlights (continued)

TOTAL RETURN FUND

	Class I Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$10.49	$10.46	$10.34	$10.57	$10.66
Investment operations:
Net investment income(a)	.53	.50	.48	.42	.37
Net realized and unrealized gain (loss)	(1.03)	.03	.13	(.14)	.11
Total from investment operations	(.50)	.53	.61	.28	.48
Distributions to shareholders from:
Net investment income	(.54)	(.50)	(.49)	(.45)	(.42)
Net realized gain	–	–	–	(.06)	(.15)
Total distributions	(.54)	(.50)	(.49)	(.51)	(.57)
Net asset value, end of year	$9.45	$10.49	$10.46	$10.34	$10.57
Total Return(b)	(5.01)%	5.21%	6.05%	2.74%	4.64%
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.55%	.72%	.58%	.57%	.65%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.55%	.55%	.55%	.55%	.65%
Expenses, excluding expense reductions and expenses reimbursed	.71%	.90%	.81%	.84%	.90%
Net investment income	5.14%	4.86%	4.70%	3.99%	3.47%
Supplemental Data:
Net assets, end of year (000)	$91,558	$170,881	$294,912	$186,322	$75,801
Portfolio turnover rate	302.65%	333.35%	468.89%	420.64%	390.93%

(a) Calculated using average shares outstanding during the year.

(b) Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.
55

Financial Highlights (continued)

TOTAL RETURN FUND

	Class P Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$10.52	$10.49	$10.37	$10.60	$10.69
Investment operations:
Net investment income(a)	.48	.46	.44	.37	.33
Net realized and unrealized gain (loss)	(1.02)	.02	.12	(.13)	.11
Total from investment operations	(.54)	.48	.56	.24	.44
Distributions to shareholders from:
Net investment income	(.50)	(.45)	(.44)	(.41)	(.38)
Net realized gain	–	–	–	(.06)	(.15)
Total distributions	(.50)	(.45)	(.44)	(.47)	(.53)
Net asset value, end of year	$9.48	$10.52	$10.49	$10.37	$10.60
Total Return(b)	(5.51)%	4.74%	5.57%	2.29%	4.23%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.00%	1.15%	1.03%	1.02%	1.09%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	1.00%	1.00%	1.00%	1.00%	1.08%
Expenses, excluding expense reductions and expenses reimbursed	1.15%	1.34%	1.26%	1.29%	1.36%
Net investment income	4.69%	4.43%	4.25%	3.55%	3.15%
Supplemental Data:
Net assets, end of year (000)	$19,264	$18,513	$9,903	$2,781	$677
Portfolio turnover rate	302.65%	333.35%	468.89%	420.64%	390.93%

(a) Calculated using average shares outstanding during the year.

(b) Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.
56

Financial Highlights (continued)

TOTAL RETURN FUND

	Class R2 Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.47	$10.35
Investment operations:
Net investment income(b)	.47	.08
Net realized and unrealized gain (loss)	(1.03)	.12
Total from investment operations	(.56)	.20
Distributions to shareholders from:
Net investment income	(.48)	(.08)
Net asset value, end of period	$9.43	$10.47
Total Return(c)	(5.56)%	1.90	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.05%	.20	%(d)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	1.05%	.19	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.20%	.24	%(d)
Net investment income	4.83%	.74	%(d)
Supplemental Data:
Net assets, end of period (000)	$176	$10
Portfolio turnover rate	302.65%	333.35%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
57

Financial Highlights (concluded)

TOTAL RETURN FUND

	Class R3 Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.47	$10.35
Investment operations:
Net investment income(b)	.47	.08
Net realized and unrealized gain (loss)	(1.02)	.12
Total from investment operations	(.55)	.20
Distributions to shareholders from:
Net investment income	(.49)	(.08)
Net asset value, end of period	$9.43	$10.47
Total Return(c)	(5.51)%	1.92	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.04%	.18	%(d)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	1.04%	.17	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.19%	.22	%(d)
Net investment income	4.69%	.75	%(d)
Supplemental Data:
Net assets, end of period (000)	$2,075	$10
Portfolio turnover rate	302.65%	333.35%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
58

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company, organized as a Delaware Statutory Trust on August 16, 1993. The Trust currently consists of eleven funds. This report covers the following two funds and their respective classes: Lord Abbett Core Fixed Income Fund ("Core Fixed Income Fund") and Lord Abbett Total Return Fund ("Total Return Fund") (collectively, the "Funds").

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund offers eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the original purchase of Class B shares. As of October 1, 2007, the Funds' Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs with certain exceptions as set forth in the Funds' Prospectuses.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or

59

Notes to Financial Statements (continued)

less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in appreciation on investments, future contracts, translation of assets and liabilities denominated in foreign currency and TBA sale commitment on the Funds' Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on investments, futures contracts, foreign currency related transactions and TBA sale commitments on the Statements of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Futures Contracts–The Funds may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called "initial margin." Subsequent payments called "variation margin" are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year end. As of November 30, 2008, each Fund had open futures contracts.

(h)  When-Issued or Forward Transactions–Each Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by a fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the

60

Notes to Financial Statements (continued)

period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund's custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)  TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(j)  Mortgage Dollar Rolls–Each Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(l)  Fair Value Measurements–Each Fund adopted Financial Accounting Standards Board ("FASB") Statement No. 157, Fair Value Measurements ("SFAS 157"), effective December 1, 2007. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model)

61

Notes to Financial Statements (continued)

and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing each Fund's investments carried at value:

	Core Fixed Income Fund		Total Return Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$-	$(17,491)	$-	$(1,901,677)
Level 2 – Other Significant Observable Inputs	219,055,703	-	1,141,682,369	(13,196,722)
Total	$219,055,703	$(17,491)	$1,141,682,369	$(15,098,399)

*Other Financial Instruments represent futures contracts and TBA sale commitments.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fees are based on average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the fiscal year ended November 30, 2008, the effective management fee paid to Lord Abbett was at an annualized rate of .45% of each Fund's average daily net assets.

62

Notes to Financial Statements (continued)

For the period from December 1, 2007 through March 31, 2009, Lord Abbett has contractually agreed to reimburse each Fund to the extent necessary so that each class' total annual operating expenses (excluding interest expense) did not exceed the following annual rates:

Class	% of Average Net Assets
A	.90%
B	1.55%
C	1.55%
F	.65%
I	.55%
P	1.00%
R2	1.15%
R3	1.05%

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

Total Return Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into Servicing Arrangements with Lord Abbett Balanced Strategy Fund and Lord Abbett Diversified Income Strategy Fund of Lord Abbett Investment Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangements are included in Subsidy Expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

As of November 30, 2008 the percentage of Total Return Fund's outstanding shares owned by Balanced Strategy Fund and Diversified Income Strategy Fund were approximately 8.20% and 0.80%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing service fees to Lord Abbett Distributor LLC (the "Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

* The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2008:

	Distributor Commissions	Dealers' Concessions
Core Fixed Income Fund	$126,596	$631,272
Total Return Fund	356,057	1,764,102

63

Notes to Financial Statements (continued)

Distributor received the following amount of CDSCs for the fiscal year ended November 30, 2008:

	Class A	Class C
Core Fixed Income Fund	$244	$11,661
Total Return Fund	1,806	20,800

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended November 30, 2008 and 2007 was as follows:

	Core Fixed Income Fund		Total Return Fund
	11/30/2008	11/30/2007	11/30/2008	11/30/2007
Distributions paid from:
Ordinary income	$6,964,170	$4,497,974	$42,314,367	$38,140,162
Total distributions paid	$6,964,170	$4,497,974	$42,314,367	$38,140,162

As of November 30, 2008, the components of accumulated losses on a tax-basis were as follows:

	Core Fixed Income Fund	Total Return Fund
Capital loss carryforward*	$(1,774,264)	$(10,065,097)
Temporary differences	(90,010)	(3,909,332)
Unrealized losses – net	(10,290,607)	(78,883,846)
Total accumulated losses – net	$(12,154,881)	$(92,858,275)

* As of November 30, 2008, the capital loss carryforwards, along with the related expiration dates were as follows:

	2014	2016	Total
Core Fixed Income Fund	$1,491,502	$282,762	$1,774,264
Total Return Fund	4,293,328	5,771,769	10,065,097

Certain losses incurred after October 31 ("Post-October Losses"), within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. Total Return Fund incurred and has elected to defer net capital losses of $3,631,860 during fiscal 2008.

64

Notes to Financial Statements (continued)

As of November 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Core Fixed Income Fund	Total Return Fund
Tax cost	$229,346,310	$1,220,392,032
Gross unrealized gain	2,780,837	16,221,456
Gross unrealized loss	(13,071,444)	(94,931,119)
Net unrealized security loss	$(10,290,607)	$(78,709,663)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales and the tax treatment of amortization.

Permanent items identified during the fiscal year ended November 30, 2008, have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss
Core Fixed Income Fund	$319,904	$(319,904)
Total Return Fund	1,385,598	(1,385,598)

The permanent differences are attributable to the tax treatment of amortization, certain securities and paydown gains and losses.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2008 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Core Fixed Income Fund	$656,191,030	$140,349,080	$600,181,844	$82,785,384
Total Return Fund	2,741,224,448	712,873,654	2,368,739,477	464,570,732

*Includes U.S. Government sponsored enterprise securities.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

65

Notes to Financial Statements (continued)

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

9. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds in which the Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks. Each Fund's investment in foreign securities may present increased market, liquidity, currency, political, information and other risks. Each of Core Fixed Income Fund and Total Return Fund may invest up to 10% of its net assets in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities.

These factors can affect each Fund's performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

CORE FIXED INCOME FUND

	Year Ended November 30, 2008		Year Ended November 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,850,344	$71,410,544	3,399,455	$35,513,187
Converted from Class B*	38,206	395,094	50,512	529,205
Reinvestment of distributions	441,454	4,605,844	240,701	2,519,926
Shares reacquired	(2,982,563)	(30,835,889)	(1,619,688)	(16,965,469)
Increase	4,347,441	$45,575,593	2,070,980	$21,596,849

66

Notes to Financial Statements (continued)

	Year Ended November 30, 2008		Year Ended November 30, 2007
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	943,222	$9,815,232	444,935	$4,643,736
Reinvestment of distributions	54,433	567,007	36,559	381,719
Shares reacquired	(525,446)	(5,424,546)	(359,596)	(3,748,283)
Converted to Class A*	(38,310)	(395,094)	(50,647)	(529,205)
Increase	433,899	$4,562,599	71,251	$747,967
Class C Shares
Shares sold	2,301,744	$23,753,392	1,031,266	$10,764,473
Reinvestment of distributions	95,355	991,315	64,845	676,198
Shares reacquired	(1,110,616)	(11,471,645)	(792,043)	(8,263,910)
Increase	1,286,483	$13,273,062	304,068	$3,176,761
			Period Ended November 30, 2007†
Class F Shares
Shares sold	63,315	$654,439	954	$10,021
Reinvestment of distributions	501	5,103	4	38
Shares reacquired	(23,514)	(239,436)	-	-
Increase	40,302	$420,106	958	$10,059
			Year Ended November 30, 2007
Class I Shares
Shares sold	10,322	$108,226	155,910	$1,613,273
Reinvestment of distributions	9,781	102,353	4,902	51,295
Shares reacquired	(55,050)	(581,681)	(4,624)	(48,045)
Increase (decrease)	(34,947)	$(371,102)	156,188	$1,616,523
Class P Shares
Shares sold	98,744	$1,036,654	66,167	$693,902
Reinvestment of distributions	1,461	15,380	1,159	12,170
Shares reacquired	(50,014)	(523,704)	(81,193)	(863,346)
Increase (decrease)	50,191	$528,330	(13,867)	$(157,274)
			Period Ended November 30, 2007†
Class R2 Shares
Shares sold	20,325	$209,706	954	$10,015
Reinvestment of distributions	47	491	3	35
Shares reacquired	(4,071)	(41,092)	-	-
Increase	16,301	$169,105	957	$10,050
Class R3 Shares
Shares sold	31,004	$325,807	954	$10,015
Reinvestment of distributions	400	4,142	3	35
Shares reacquired	(6,382)	(61,325)	-	-
Increase	25,022	$268,624	957	$10,050

* Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

† For the period September 28, 2007 (commencement of offering of class shares) to November 30, 2007.

67

Notes to Financial Statements (continued)

TOTAL RETURN FUND

	Year Ended November 30, 2008		Year Ended November 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	22,274,531	$227,657,956	24,084,486	$248,638,638
Converted from Class B*	134,636	1,365,006	92,762	957,882
Reinvestment of distributions	2,268,497	23,124,652	1,363,943	14,089,621
Shares reacquired	(19,477,722)	(196,807,364)	(9,735,435)	(100,513,481)
Increase	5,199,942	$55,340,250	15,805,756	$163,172,660
Class B Shares
Shares sold	1,470,577	$15,030,052	1,146,824	$11,820,682
Reinvestment of distributions	135,125	1,375,152	93,587	965,946
Shares reacquired	(1,220,809)	(12,371,790)	(899,090)	(9,276,757)
Converted to Class A*	(134,769)	(1,365,006)	(92,876)	(957,882)
Increase	250,124	$2,668,408	248,445	$2,551,989
Class C Shares
Shares sold	3,975,745	$40,684,560	5,489,119	$56,722,150
Reinvestment of distributions	259,509	2,641,397	171,034	1,765,126
Shares reacquired	(3,257,997)	(32,940,957)	(1,473,311)	(15,205,238)
Increase	977,257	$10,385,000	4,186,842	$43,282,038
			Period Ended November 30, 2007†
Class F Shares
Shares sold	25,813,308	$260,195,655	968	$10,021
Reinvestment of distributions	313,195	3,032,523	4	40
Shares reacquired	(4,209,508)	(40,464,074)	-	-
Increase	21,916,995	$222,764,104	972	$10,061
			Year Ended November 30, 2007
Class I Shares
Shares sold	324,461	$3,342,834	7,739,742	$80,304,625
Reinvestment of distributions	682,214	6,998,703	1,495,297	15,463,054
Shares reacquired	(7,608,432)	(77,637,585)	(21,139,309)	(219,218,855)
Decrease	(6,601,757)	$(67,296,048)	(11,904,270)	$(123,451,176)
Class P Shares
Shares sold	979,724	$10,075,897	1,122,521	$11,652,189
Reinvestment of distributions	36,136	369,556	26,330	273,116
Shares reacquired	(742,800)	(7,570,241)	(333,120)	(3,454,039)
Increase	273,060	$2,875,212	815,731	$8,471,266
			Period Ended November 30, 2007†
Class R2 Shares
Shares sold	18,703	$192,137	968	$10,015
Reinvestment of distributions	51	519	3	36
Shares reacquired	(1,073)	(10,257)	-	-
Increase	17,681	$182,399	971	$10,051

68

Notes to Financial Statements (concluded)

	Year Ended November 30, 2008		Period Ended November 30, 2007†
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	313,629	$3,224,534	967.629	$10,015
Reinvestment of distributions	890	8,563	3.550	37
Shares reacquired	(95,443)	(972,473)	-	-
Increase	219,076	$2,260,624	971.179	$10,052

* Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

† For the period September 28, 2007 (commencement of offering of class shares) to November 30, 2007.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective May 31, 2008, the Funds adopted FIN 48. The adoption of FIN 48 did not result in a material impact on the Funds' net assets, results of operations and financial statement disclosures. The Funds file U.S. federal and various state tax returns. No income tax returns are currently under examination. The Funds' U.S. federal tax returns remain open for the fiscal years ended November 30, 2005 through November 30, 2007.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), which is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund's financial statements and disclosures.

69

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Lord Abbett Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Core Fixed Income Fund and Lord Abbett Total Return Fund, two of the portfolios constituting the Lord Abbett Investment Trust (the "Trust"), as of November 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lord Abbett Core Fixed Income Fund and Lord Abbett Total Return Fund of the Lord Abbett Investment Trust as of November 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
January 28, 2009

70

Basic Information About Management

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Trust's investment adviser.

Interested Trustees

The following Trustees are partners of Lord Abbett and are "interested persons" of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 52* portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993, and Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996 - 2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).	N/A

Independent Trustees

The following independent or outside Trustees ("Independent Trustees") are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 52* portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994	Managing General Partner, Bigelow Media, LLC (since 2000), Senior Adviser, Time Warner Inc. (1998 - 2000), Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998), President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997).	Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998).

*  Effective as of the close of business on December 10, 2008, there are 53 portfolios or series.

71

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush– O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. (since 1991) and Interstate Bakeries Corp. (since 1991).

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998), Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc., a health benefits company (since 1994) and Lend Lease Corporation Limited (since 2005).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000	Advisor of One Equity Partners, a private equity firm (since 2004), Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003), Chairman of Warburg Dillon Read, an investment bank (1999 - 2001), Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999), Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996), President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc. (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

72

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996 - 2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).

Robert P. Fetch (1953)	Executive Vice President	Elected in 2007	Partner and Director, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 1998	Partner and Chief Investment Officer, formerly Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Michael S. Goldstein (1968)	Executive Vice President	Elected in 1999	Partner and Portfolio Manager, joined Lord Abbett in 1997.

Robert A. Lee (1969)	Executive Vice President	Elected in 1998	Partner and Director, joined Lord Abbett in 1997.

Maren Lindstrom (1962)	Executive Vice President	Elected in 2003	Partner and Portfolio Manager, joined Lord Abbett in 2000.

Andrew H. O'Brien (1973)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Charles P. Massare, Jr. (1948)	Executive Vice President	Elected in 2005	Partner and Director of Risk Management; joined Lord Abbett in 1998.

Elizabeth O. MacLean (1966)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 2006, formerly Managing Director/Portfolio Manager at Nomura Corporate Research and Asset Management, Inc. (2000 - 2006).

73

Basic Information About Management (continued)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Harold E. Sharon (1960)	Executive Vice President	Elected in 2005	Partner and Director, joined Lord Abbett in 2003, formerly Financial Industry Consultant for venture capitalist (2001 - 2003).

Christopher J. Towle (1957)	Executive Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1987.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004, formerly Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002 - 2003).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Jerald M. Lanzotti (1967)	Vice President	Elected in 2003	Partner and Portfolio Manager, joined Lord Abbett in 1996.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006, formerly attorney at Morgan, Lewis & Bockius LLP (2005 - 2006), and Stradley Ronon Stevens & Young, LLP (2000 - 2005).

Walter H. Prahl (1958)	Vice President	Elected in 1998	Partner and Director, joined Lord Abbett in 1997.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007, formerly Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

74

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Bernard J. Grzelak (1971)	Treasurer	Elected in 2006	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the Statement of Additional Information ("SAI"), which contains further information about the Trust's Trustees. It is available free upon request.

75

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

Tax Information

For foreign shareholders, all of the distributions paid by the Core Fixed Income Fund and the Total Return Fund represent interest-related dividends.

76

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This report, when not used for the general information
of shareholders of the fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC

Lord Abbett Investment Trust

Lord Abbett Core Fixed Income Fund

Lord Abbett Total Return Fund

LACORE-2-1108
(01/09)

2008

LORD ABBETT
ANNUAL REPORT

Lord Abbett

Strategic Allocation Funds:

Balanced Strategy Fund

Diversified Equity Strategy Fund

Diversified Income Strategy Fund

Growth & Income Strategy Fund

For the fiscal year ended November 30, 2008

Lord Abbett Investment Trust
Balanced Strategy Fund, Diversified Equity Strategy Fund,
Diversified Income Strategy Fund, and Growth & Income Strategy Fund

Annual Report

For the fiscal year ended November 30, 2008

Dear Shareholders: We are pleased to provide you with this overview of the Funds' performance for the fiscal year ended November 30, 2008. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the fiscal year ended November 30, 2008?

A: The crisis that began more than a year ago in the subprime mortgage market, accelerated in the last three months of the fiscal year, which saw the equity markets, as measured by the S&P 500® Index,1 fall to levels not seen since 2003. The closing months of the fiscal year were marked by the most extreme volatility in the equity markets since the 1930s. For example, the S&P 500 was down 38.09% for the 12-month period. The National Bureau of Economic Research said the U.S. economy officially had been in a recession since December 2007.

Within the context of an extreme market contraction, small cap stocks (as measured by the Russell 2000® Index2) generally performed better than mid cap (as defined by the Russell MidCap® Index3) or large cap stocks (as measured by the Russell 1000® Index4), but even small caps were down

1

37.46% for the 12-month period. Large cap stocks declined 38.98%, while mid cap stocks were down 44.04%. Value stocks (as represented by the Russell 3000® Value Index5), outperformed growth stocks (represented by the Russell 3000® Growth Index6), declining 37.95%, compared to a 39.86% decline for growth stocks.

On the international side, the MSCI EAFE® Index7 with Gross Dividends declined by 47.50% in the fiscal year. The MSCI World Ex-U.S. Index8 (with Gross Dividends) fell 47.09%, a sharper drop than the U.S. equity markets, as measured by the S&P 500 Index, which declined 38.09%. Emerging markets (as measured by the MSCI Emerging Markets Index9) fell 56.56%. In terms of country performance, the hardest hit markets in the MSCI EAFE Index (with Gross Dividends) were Ireland, Belgium, and Austria. Ireland experienced the sharpest drop, down 72.38%. As for sector performance, every sector of the MSCI EAFE Index (with Gross Dividends) finished the 12 months ended November 30, 2008, in negative territory.

Amid the credit markets, the Barclays Capital [formerly Lehman Brothers] U.S. Aggregate Bond Index10 was up 1.74%, compared to the Merrill Lynch High Yield Master II Constrained Index,11 which lost 30.77% in the period. In the high-yield bond market, higher credit quality bonds outperformed lower credit quality bonds. Specifically, the Merrill Lynch U.S. High Yield BB-Rated Index12 did best, with a negative total return of 23.86%, followed by the Merrill Lynch U.S. High Yield B-Rated Index,12 down 32.21%, and the Merrill Lynch U.S. High Yield CCC-Rated Index,12 losing 44.80%.

Spreads widened significantly over the 12-month period, with the Merrill Lynch High Yield Master II Constrained Index spread-to-worst ending November 30, 2008 at 1,936 basis points (bps), from 571 bps a year ago.

Lord Abbett Balanced Strategy Fund

Q: How did the Balanced Strategy Fund perform over the fiscal year ended November 30, 2008?

A: The Lord Abbett Balanced Strategy Fund is a strategic allocation fund that invests in other Lord Abbett mutual funds. The Fund normally allocates its net assets to underlying funds by category (equity funds, fixed-income funds, and international funds), using the approximate target allocations: 60% to equity underlying funds; 40% to fixed-income underlying funds; as well as 20% maximum to international funds. As of November 30, 2008, the Fund allocated its assets among the following underlying funds: Lord Abbett Affiliated Fund (approximately 24.5% of the Balanced Strategy Fund's long-term portfolio); Lord Abbett America's Value Fund (approximately 15.8%); Lord Abbett High Yield Fund (approximately 14.7%); Lord Abbett Bond

2

Debenture Fund (approximately 14.2%); Lord Abbett Large Cap Core Fund (approximately 10.7%); Lord Abbett Total Return Fund (approximately 8.1%); Lord Abbett International Core Equity Fund (approximately 5.4%); Lord Abbett International Dividend Income Fund* (approximately 4.4%); and Lord Abbett Floating Rate Fund** (approximately 2.2%). As a result, the Balanced Strategy Fund's performance is directly related to the performance of its underlying funds.

The Balanced Strategy Fund returned -31.62%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, 60% Russell 3000® Index13/40% Barclays Capital [formerly Lehman Brothers] U.S. Universal Index,14 which returned -25.35% over the same period.

Q: What were the most significant factors affecting performance?

A: Both equity and fixed-income strategies reported overall negative performance for the one-year period, largely reflecting the economic and market conditions of the period.

The largest detractor from performance, taking into account its weighting (24.5%) in the Balanced Strategy Fund's portfolio, was the Affiliated Fund, a mutual fund with a large cap value strategy. Relative to its benchmark, the Affiliated Fund portfolio was underweight in the integrated oils sector, a factor which took away from performance. Among the individual holdings that detracted from performance were financial services holdings Federal National Mortgage Association (Fannie Mae), a provider of guaranteed mortgage-backed securities to facilitate housing ownership for low- to middle-income Americans, and Merrill Lynch & Co. Inc., a global provider of investment, financing, advisory, insurance, banking, and related products.

Of the Balanced Strategy Fund's underlying funds, the weakest performance was derived from the International Core Equity Fund, which comprised 5.4% of the portfolio. The International Core Equity Fund, which invests in foreign companies that are undervalued by the markets, was negatively affected by its positions in the energy, financials, and utilities sectors. Among individual holdings that detracted from performance were energy holding Petroleum Geo-Services PGS (the International Core Equity Fund's number-one detractor), an oilfield service company based in Norway; and financials holdings the National Bank of Greece S.A., a provider of retail and corporate banking services, and Sberbank of Russia (also known as the Savings Bank of the Russian Federation), which offers commercial banking services.

3

Lord Abbett Diversified Equity Strategy Fund

Q: How did the Diversified Equity Strategy Fund perform over the fiscal year ended November 30, 2008?

A: The Lord Abbett Diversified Equity Strategy Fund is a strategic allocation fund that invests in other Lord Abbett mutual funds. The Fund normally allocates its net assets to underlying funds by category (equity funds, fixed-income funds, and international funds), using the approximate target allocations: 100% to equity underlying funds; 0% to fixed-income underlying funds; as well as 25% maximum to international funds. As of November 30, 2008, the Fund allocated its assets among the following underlying funds: the Lord Abbett Large Cap Core Fund (approximately 19.7% of the Diversified Equity Strategy's long-term portfolio); Lord Abbett Affiliated Fund (approximately 16.0%); Lord Abbett International Core Equity Fund (approximately 11.6%); Lord Abbett All Value Fund (approximately 10.3%); Lord Abbett Value Opportunities Fund (approximately 10.2%); Lord Abbett Growth Opportunities Fund (approximately 10.0%); Lord Abbett Large Cap Growth Fund (approximately 9.5%); Lord Abbett International Opportunities Fund (approximately 7.6%); and Lord Abbett Developing Growth Fund (approximately 5.2%). As a result, the Diversified Equity Strategy Fund's performance is directly related to the performance of its underlying funds.

The Fund returned -38.72%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, 85% Russell 3000® Index/15% MSCI EAFE® Index with Gross Dividends, which returned -40.19% over the same period.

Q: What were the most significant factors affecting performance?

A: Although the Fund outperformed its benchmark, all of the Lord Abbett equity mutual funds among which the Diversified Equity Strategy Fund allocates assets reported negative performance for the one-year period, largely reflecting the economic and market conditions during the period.

The largest detractor from performance, taking into account its weighting (19.7%) in the Diversified Equity Strategy Fund's portfolio, was the Lord Abbett Large Cap Core Fund, which invests in established U.S. and multinational companies. Although the Large Cap Core Fund outperformed its benchmark (the Russell 1000® Index), it still had a difficult year. The most significant detractors from Large Cap Core Fund's performance were the integrated oils and utilities sectors (owing to underweight positions in both) and the other energy sector (which includes oil service companies, as well as smaller exploration and production companies and independent refiners). Among individual holdings that detracted

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from performance were financial services holding Bank of America Corp. (the Fund's number-one detractor), a domestic and international provider of banking and nonbanking financial services; consumer discretionary holding Electronic Arts Inc., a developer of interactive entertainment software; and other holding General Electric Co., which manufactures appliances and consumer electronics. (The other sector includes a wide array of diversified companies.)

Of the Diversified Equity Strategy Fund's underlying funds, the weakest performance was derived from the International Opportunities Fund, which was 7.6% of the portfolio. The International Opportunities Fund, which invests in small- to medium-sized foreign companies, was negatively affected by its positions in the energy, financials, and consumer discretionary sectors. Among individual holdings that detracted from performance were consumer discretionary holdings REXCAPITAL Financial Holdings Ltd., a provider of lottery-related systems, machines and services to the Chinese lottery market, and Punch Taverns plc, a chain of pubs in the United Kingdom; and materials holding Lee & Man Paper Manufacturing Limited, a China-based manufacturer of linerboard, containerboard, and wood pulp.

Lord Abbett Diversified Income Strategy Fund

Q: How did the Diversified Income Strategy Fund perform over the fiscal year ended November 30, 2008?

A: The Lord Abbett Diversified Income Strategy Fund is a strategic allocation fund that invests in other Lord Abbett mutual funds. The Fund normally allocates its net assets to underlying funds by category (equity funds, fixed-income funds, and international funds), using the approximate target allocations: 25% to equity underlying funds; 75% to fixed-income underlying funds; as well as 10% maximum to international funds. As of November 30, 2008, the Fund allocated its assets among the following underlying funds: Lord Abbett High Yield Fund (approximately 39.2% of the Diversified Income Strategy Fund's long-term portfolio); Lord Abbett America's Value Fund (approximately 27.7%); Lord Abbett Total Return Fund (approximately 13.2%); Lord Abbett Bond Debenture Fund (approximately 10.1%); Lord Abbett International Dividend Income Fund* (approximately 5.2%); Lord Abbett Affiliated Fund (approximately 2.7%); and Lord Abbett Floating Rate Fund** (approximately 1.9%). As a result, the Diversified Income Strategy Fund's performance is directly related to the performance of its underlying funds.

The Fund returned -27.14%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions

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reinvested, compared to its benchmark, 45% Merrill Lynch High Yield Master II Constrained Index/40% Barclays Capital [formerly Lehman Brothers] U.S. Universal Index/15% Russell 1000 Index, which returned -21.21% over the same period.

Q: What were the most significant factors affecting performance?

A: The Fund underperformed its benchmark for the 12-month period, and all of the Lord Abbett mutual funds among which the Diversified Income Strategy Fund allocates assets reported negative performance for the period, largely reflecting the economic and market conditions during the period.

The largest detractor from performance, taking into account its weighting (39.2%) in the Diversified Income Strategy Fund's portfolio, was the High Yield Fund, which invests in high-yield/lower-rated corporate bonds. Although the High Yield Fund outperformed its benchmark (the Merrill Lynch High Yield Master II Constrained Index), it still had a difficult year. Detracting from the High Yield Fund's relative performance were the gaming, printing and publishing, and media/broadcast sectors. Among the individual holdings that detracted from performance were printing and publishing holding Idearc Inc., a publisher of directories; media/broadcast company Univision Communications Inc., a Spanish-language media company; and chemical holding Ineos Group Holdings plc, which manufactures specialty and intermediate chemicals worldwide.

Of the Diversified Income Strategy Fund's underlying funds, the weakest performance was derived from the Affiliated Fund (2.7% of the portfolio), which employs a large cap value strategy. The Affiliated Fund's largest detractor from performance was its underweight position in the integrated oils sector. Among individual holdings that detracted from performance were financial services holdings Federal National Mortgage Association (Fannie Mae), a provider of guaranteed mortgage-backed securities to facilitate housing ownership for low to middle-income Americans, and Merrill Lynch & Co. Inc., a global provider of investment, financing, advisory, insurance, banking, and related products.

Lord Abbett Growth & Income Strategy Fund

Q: How did the Growth & Income Strategy Fund perform over the fiscal year ended November 30, 2008?

A: The Lord Abbett Growth & Income Strategy Fund is a strategic allocation fund that invests in other Lord Abbett mutual funds. The Fund normally allocates its net assets to underlying funds by category (equity funds, fixed-income funds, and international funds), using the approximate target allocations: 75% to equity underlying funds; 25% to fixed-income underlying funds; as well as 25% maximum to international funds.

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As of November 30, 2008, the Fund allocated its assets among the following underlying funds: Lord Abbett High Yield Fund (approximately 19.6%); Lord Abbett Large Cap Core Fund (approximately 15.5%); Lord Abbett International Core Equity Fund (approximately 14.7%); Lord Abbett All Value Fund (approximately 10.5%); Lord Abbett Affiliated Fund (approximately 10.2%); Lord Abbett America's Value Fund (approximately 8.5%); Lord Abbett Value Opportunities Fund (approximately 5.2%); Lord Abbett International Opportunities Fund (approximately 4.4%); Lord Abbett International Dividend Income Fund* (approximately 4.3%); Lord Abbett Growth Opportunities Fund (approximately 2.4%); Lord Abbett Large Cap Growth Fund (approximately 2.4%); and Lord Abbett Floating Rate Fund** (approximately 2.2%). As a result, the Growth & Income Strategy Fund's performance is directly related to the performance of its underlying funds.

The Fund returned -36.06%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, 55% Russell 3000 Index/30% Barclays Capital [formerly Lehman Brothers] U.S. Universal Index/15% MSCI EAFE Index with Gross Dividends, which returned -30.44% over the same period.

Q: What were the most significant factors affecting performance?

A: All of the Lord Abbett mutual funds among which the Growth & Income Strategy Fund allocates assets reported negative performance for the one-year period, largely reflecting the economic and market conditions during the period.

The largest detractor from performance, taking into account its weighting (19.6%) in the Growth & Income Strategy Fund's portfolio, was the High Yield Fund, which invests in high-yield/lower-rated corporate bonds. Although the High Yield Fund outperformed its benchmark (the Merrill Lynch High Yield Master II Constrained Index), it still had a difficult year. Detracting from the High Yield Fund's relative performance were the gaming, printing and publishing, and media/broadcast sectors. Among the individual holdings that detracted from performance were printing and publishing holding Idearc Inc., a publisher of directories; media/broadcast company Univision Communications Inc., a Spanish-language media company; and chemical holding Ineos Group Holdings plc, which manufactures specialty and intermediate chemicals worldwide.

Of the Growth & Income Strategy Fund's underlying funds, the weakest performance was derived from the International Opportunities Fund, which was 4.4% of the Growth & Income Strategy Fund's portfolio. The International Opportunities Fund, which invests in

7

small- to medium-sized companies was negatively affected by its positions in the energy, financials and consumer discretionary sectors. Among individual holdings that detracted from performance were consumer discretionary holdings REXCAPITAL Financial Holdings Ltd. (the Fund's number-one detractor), a provider of lottery-related systems, machines and services to the Chinese lottery market, and Punch Taverns plc, a chain of pubs in the United Kingdom; and materials holding Lee & Man Paper Manufacturing Limited, a China based manufacturer of linerboard, containerboard and wood pulp.

Each Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit us at www.lordabbett.com. Read the prospectus carefully before investing.

*  The International Dividend Fund was added to the portfolio on June 30, 2008. The Fund's performance is calculated since inception on June 30, 2008.

**  The Floating Rate Fund was added to the portfolio on December 31, 2007. The Fund's performance is calculated since inception on December 31, 2007.

For further information, please see individual funds at our Website, www.lordabbett.com.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

3  The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index.

4  The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index.

5  The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes.

6  The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes.

7  The MSCI EAFE® Index with Gross Dividends is an unmanaged index that reflects the stock markets of 21 countries, including Europe, Australasia, and the Far East, with values expressed in U.S. dollars. The MSCI EAFE Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates.

8  The MSCI World® Ex-U.S. Index with Gross Dividends is an unmanaged index that reflects the stock markets of the developed world less the United States. The designation of a country as developed arises primarily as a measurement of GDP per capita. There are 22 countries within this index. The MSCI World Ex-U.S. Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates.

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9  The MSCI Emerging Markets® Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of January 2009, the MSCI Emerging Markets Index consisted of the following 23 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

10  The Barclays Capital [formerly Lehman Brothers] U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

11  Merrill Lynch High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

12  The Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. The indexes for CCC, B, BB, and speculative are part of the Merrill Lynch High Yield Index, with the only difference being the addition of a ratings filter.

13  Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

14  The Barclays Capital [formerly Lehman Brothers] U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. Municipal debt, private placements, and nondollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Funds' returns would have been lower.

The views of each Fund's management and the portfolio holdings described in this report are as of November 30, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note About Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

9

Balanced Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 3000® Index, the 60% Russell 3000® Index/40% Barclays Capital [formerly Lehman Brothers] U.S. Universal Index, and the Lipper Mixed-Asset Target Allocation Moderate Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2008

	1 Year	5 Years	10 Years	Life of Class
Class A4	-35.55%	-1.88%	1.43%	—
Class B5	-34.48%	-1.47%	1.50%	—
Class C6	-32.03%	-1.32%	1.38%	—
Class F7	-31.43%	—	—	-28.16%
Class I8	-31.32%	—	—	-2.11%
Class P9	-31.62%	-0.79%	—	2.26%
Class R2[10]	-31.35%	—	—	-28.14%
Class R3[11]	-31.75%	—	—	-28.48%

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index and average does not reflect transaction costs, management fees (included in average) and sales charges. The performance of each index and average is not necessarily representative of the Fund's performance.

3  Source: Lipper, Inc.

4  Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2008, is calculated using the SEC-required uniform method to compute such return.

5  Class B shares commenced operations on May 1, 1998. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

6  The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

7  Class F shares commenced operations on September 7, 2007 and performance for the class began on September 28, 2007. Performance is at net asset value.

8  Class I shares commenced operations on October 19, 2004. Performance is at net asset value.

9  Class P shares commenced operations on December 31, 2002 and performance is at net asset value.

10  Class R2 shares commenced operations on September 7, 2007 and performance for the class began on September 28, 2007. Performance is at net asset value.

11  Class R3 shares commenced operations on September 7, 2007 and performance for the class began on September 28, 2007. Performance is at net asset value.

10

Diversified Equity Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 85% Russell 3000® Index/15% MSCI EAFE Index (with Gross Dividends), the Russell 3000® Index, the MSCI EAFE® Index (with Gross Dividends), the MSCI EAFE® Index (with Net Dividends), and the 85% Russell 3000® Index/15% MSCI EAFE® Index (with Net Dividends), assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2008

	1 Year	Life of Class
Class A3	-42.23%	-12.94%
Class B4	-41.45%	-12.35%
Class C5	-39.11%	-11.31%
Class F6	-38.58%	-34.80%
Class I7	-38.50%	-10.45%
Class P8	-38.77%	-10.86%
Class R2[9]	-38.47%	-34.74%
Class R3[10]	-38.75%	-34.99%

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index does not reflect transaction costs, management fees and sales charges. The performance of each index is not necessarily representative of the Fund's performance.

3  Class A shares commenced operations on June 29, 2006. Performance for the class began June 30, 2006. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2008, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on June 29, 2006. Performance for the class began June 30, 2006. Performance reflects the deduction of a CDSC of 4% for 1 year and 3% for the life of class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5  Class C shares commenced operations on June 29, 2005. Performance for the class began June 30, 2006. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

7  Class I shares commenced operations on June 29, 2006 and performance for the class began on June 30, 2006. Performance is at net asset value.

8  Class P shares commenced operations on June 29, 2006 and performance for the class began on June 30, 2006. Performance is at net asset value.

9  Class R2 shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

11

Diversified Income Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000® Index, Merrill Lynch High Yield Master II Constrained Index, the Barclays Capital [formerly Lehman Brothers] U.S. Universal Index, and the 45% Merrill Lynch High Yield Master II Constrained Index/40% Barclays Capital [formerly Lehman Brothers] U.S. Universal Index/15% Russell 1000® Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2008

	1 Year	Life of Class
Class A3	-31.35%	-6.65%
Class B4	-30.27%	-6.33%
Class C5	-27.54%	-5.61%
Class F6	-26.89%	-24.28%
Class I7	-26.82%	-4.66%
Class P8	-27.17%	-4.96%
Class R2[9]	-26.93%	-24.32%
Class R3[10]	-27.19%	-24.54%

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index does not reflect transaction costs, management fees and sales charges. The performance of each index is not necessarily representative of the Fund's performance.

3  Class A shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2008, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. Performance reflects the deduction of a CDSC of 4% for 1 year and 3% for the life of class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5  Class C shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

7  Class I shares commenced operations on June 29, 2005 and performance for the class began on June 30, 2005. Performance is at net asset value.

8  Class P shares commenced operations on June 29, 2005 and performance for the class began on June 30, 2005. Performance is at net asset value.

9  Class R2 shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

12

Growth & Income Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 55% Russell 3000® Index/30% Barclays Capital [formerly Lehman Brothers] U.S. Universal Index/15% MSCI EAFE® Index (with Net Dividends), the MSCI EAFE® Index (with Net Dividends), the Russell 3000® Index, the MSCI EAFE® Index (with Gross Dividends), the 55% Russell 3000® Index/30% Barclays Capital [formerly Lehman Brothers] U.S. Universal Index/15% MSCI EAFE® Index (with Gross Dividends), assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2008

	1 Year	Life of Class
Class A3	-39.73%	-6.80%
Class B4	-38.87%	-6.55%
Class C5	-36.53%	-5.79%
Class F6	-35.94%	-32.46%
Class I7	-35.88%	-4.86%
Class P8	-36.13%	-5.22%
Class R2[9]	-35.91%	-32.50%
Class R3[10]	-36.21%	-32.74%

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index does not reflect transaction costs, management fees and sales charges. The performance of each index is not necessarily representative of the Fund's performance.

3  Class A shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2008, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. Performance reflects the deduction of a CDSC of 4% for 1 year and 3% for the life of class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5  Class C shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

7  Class I shares commenced operations on June 29, 2005 and performance for the class began on June 30, 2005. Performance is at net asset value.

8  Class P shares commenced operations on June 29, 2005. Performance for the class began on June 30, 2005. Performance is at net asset value.

9  Class R2 shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

13

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2008 through November 30, 2008).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 6/1/08 – 11/30/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

14

Balanced Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/08	11/30/08	6/1/08 – 11/30/08
Class A
Actual	$1,000.00	$702.40	$1.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.25	$1.77
Class B
Actual	$1,000.00	$701.10	$4.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.99	$5.05
Class C
Actual	$1,000.00	$700.60	$4.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.99	$5.05
Class F
Actual	$1,000.00	$703.40	$0.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.50	$0.51
Class I
Actual	$1,000.00	$704.10	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.00	$0.00
Class P
Actual	$1,000.00	$702.80	$1.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.74	$2.28
Class R2
Actual	$1,000.00	$706.10	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.00	$0.00
Class R3
Actual	$1,000.00	$701.60	$2.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.48

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.45% for Class P, 0.00% for Class R2 and 0.49% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

#  Does not include expenses of Underlying Funds in which Balanced Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2008

Portfolio Allocation	%*
Equity	60.75%
Fixed Income	39.09%
Short-Term Investment	0.16%
Total	100.00%

*  Represents percent of total investments.

15

Diversified Equity Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/08	11/30/08	6/1/08 – 11/30/08
Class A
Actual	$1,000.00	$640.70	$1.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.25	$1.77
Class B
Actual	$1,000.00	$638.80	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$5.05
Class C
Actual	$1,000.00	$639.00	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$5.05
Class F
Actual	$1,000.00	$641.70	$0.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.60	$0.40
Class I
Actual	$1,000.00	$642.20	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.00	$0.00
Class P
Actual	$1,000.00	$640.40	$1.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.75	$2.28
Class R2
Actual	$1,000.00	$644.40	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.00	$0.00
Class R3
Actual	$1,000.00	$641.00	$1.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.88	$2.12

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.08% for Class F, 0.00% for Class I, 0.45% for Class P, 0.00% for Class R2 and 0.42% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

#  Does not include expense of Underlying Funds in which Diversified Equity Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2008

Portfolio Allocation	%*
Equity	99.58%
Short-Term Investment	0.42%
Total	100.00%

*  Represents percent of total investments.

16

Diversified Income Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/08	11/30/08	6/1/08 – 11/30/08
Class A
Actual	$1,000.00	$731.90	$1.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.25	$1.77
Class B
Actual	$1,000.00	$730.20	$4.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.99	$5.05
Class C
Actual	$1,000.00	$729.90	$4.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.99	$5.05
Class F
Actual	$1,000.00	$733.50	$0.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.54	$0.46
Class I
Actual	$1,000.00	$733.80	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.00	$0.00
Class P
Actual	$1,000.00	$732.00	$1.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.77	$2.28
Class R2
Actual	$1,000.00	$735.00	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.00	$0.00
Class R3
Actual	$1,000.00	$732.00	$1.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.74	$2.28

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.09% for Class F, 0.00% for Class I, 0.45% for Class P, 0.00% for Class R2 and 0.45% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

#  Does not include expenses of Underlying Funds in which Diversified Income Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2008

Portfolio Allocation	%*
Equity	24.40%
Fixed Income	75.30%
Short-Term Investment	0.30%
Total	100.00%

*  Represents percent of total investments.

17

Growth & Income Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/08	11/30/08	6/1/08 – 11/30/08
Class A
Actual	$1,000.00	$657.90	$1.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.25	$1.77
Class B
Actual	$1,000.00	$655.40	$4.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.99	$5.05
Class C
Actual	$1,000.00	$655.40	$4.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.99	$5.05
Class F
Actual	$1,000.00	$658.60	$0.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.57	$0.46
Class I
Actual	$1,000.00	$658.90	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.00	$0.00
Class P
Actual	$1,000.00	$657.50	$1.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.82	$2.23
Class R2
Actual	$1,000.00	$660.30	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.00	$0.00
Class R3
Actual	$1,000.00	$656.80	$1.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.59	$2.43

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.09% for Class F, 0.00% for Class I, 0.44% for Class P, 0.00% for Class R2 and 0.48% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

#  Does not include expenses of Underlying Funds in which Growth & Income Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2008

Portfolio Allocation	%*
Equity	78.15%
Fixed Income	21.74%
Short-Term Investment	0.11%
Total	100.00%

*  Represents percent of total investments.

18

Schedule of Investments

BALANCED STRATEGY FUND November 30, 2008

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.73%
Lord Abbett Affiliated Fund, Inc. - Class I(a)	27,816,577	$234,494
Lord Abbett Research Fund, Inc. - America's Value Fund - Class I(b)	17,344,707	150,899
Lord Abbett Bond Debenture Fund, Inc. - Class I(c)	24,142,950	135,442
Lord Abbett Investment Trust - Floating Rate Fund - Class I(d)	2,789,496	21,005
Lord Abbett Investment Trust - High Yield Fund - Class I(c)	27,172,683	140,483
Lord Abbett Securities Trust - International Core Equity Fund - Class I(e)	6,119,049	51,890
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(f)	6,988,620	41,652
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I(g)	4,864,338	102,102
Lord Abbett Investment Trust - Total Return Fund - Class I(h)	8,146,380	76,983
Total Investments in Underlying Funds (cost $1,394,878,420)		$954,950

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.15%
Repurchase Agreement
Repurchase Agreement dated 11/28/2008, 0.03% due 12/1/2008 with State Street Bank & Trust Co. collateralized by $1,540,000 of Federal Home Loan Bank Discount Note at Zero Coupon due 12/26/2008; value: $1,540,000; proceeds: $1,506,291 (cost $1,506,287)	$1,506	$1,506
Total Investments in Securities 99.88% (cost $1,396,384,707)		956,456
Other Assets in Excess of Liabilities 0.12%		1,107
Net Assets 100.00%		$957,563

(a)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

  (b)  Fund investment objective is to seek current income and capital appreciation.

  (c)  Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

  (d)  Fund investment objective is to seek a high level of current income.

  (e)  Fund investment objective is to seek long-term capital appreciation.

  (f)  Fund investment objective is to seek a high level of total return.

  (g)  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

  (h)  Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Financial Statements.
19

Schedule of Investments

DIVERSIFIED EQUITY STRATEGY FUND November 30, 2008

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.65%
Lord Abbett Affiliated Fund, Inc. - Class I(a)	1,622,025	$13,673
Lord Abbett Securities Trust - All Value Fund - Class I(a)	1,048,728	8,820
Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	421,831	4,442
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(c)	636,793	8,546
Lord Abbett Securities Trust - International Core Equity Fund - Class I(d)	1,175,455	9,968
Lord Abbett Securities Trust - International Opportunities Fund - Class I(e)	936,647	6,510
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I(f)	805,273	16,903
Lord Abbett Large Cap Growth Fund - Class I*(g)	2,048,178	8,111
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(e)	948,856	8,729
Total Investments in Underlying Funds (cost $125,539,722)		$85,702

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.42%
Repurchase Agreement
Repurchase Agreement dated 11/28/2008, 0.03% due 12/1/2008 with State Street Bank & Trust Co. collateralized by $370,000 of Federal Home Loan Bank at 2.54% due 5/5/2009; value: $372,775; proceeds: $365,007 (cost $365,006)	$365	$365
Total Investments in Securities 100.07% (cost $125,904,728)		86,067
Liabilities in Excess of Cash and Other Assets (0.07%)		(66)
Net Assets 100.00%		$86,001

*  Non-income producing security.

  (a)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

  (b)  Fund investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

  (c)  Fund investment objective is capital appreciation.

  (d)  Fund investment objective is to seek long-term capital appreciation.

  (e)  Fund investment objective is long-term capital appreciation.

  (f)  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

  (g)  Fund investment objective is long-term capital growth.

See Notes to Financial Statements.
20

Schedule of Investments

DIVERSIFIED INCOME STRATEGY FUND November 30, 2008

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 98.85%
Lord Abbett Affiliated Fund, Inc. - Class I(a)	237,236	$2,000
Lord Abbett Research Fund, Inc. - America's Value Fund - Class I(b)	2,359,897	20,531
Lord Abbett Bond Debenture Fund, Inc. - Class I(c)	1,749,385	9,814
Lord Abbett Investment Trust - Floating Rate Fund - Class I(d)	190,315	1,433
Lord Abbett Investment Trust - High Yield Fund - Class I(c)	5,624,387	29,078
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(e)	645,246	3,846
Lord Abbett Investment Trust - Total Return Fund - Class I(f)	797,303	7,535
Total Investments in Underlying Funds (cost $107,712,929)		$74,237

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.30%
Repurchase Agreement
Repurchase Agreement dated 11/28/2008, 0.03% due 12/1/2008 with State Street Bank & Trust Co. collateralized by $235,000 of Federal Home Loan Bank Discount Note at Zero Coupon due 12/26/2008; value: $235,000; proceeds: $226,124 (cost $226,123)	$226	$226
Total Investments in Securities 99.15% (cost $107,939,052)		74,463
Other Assets in Excess of Liabilities 0.85%		638
Net Assets 100.00%		$75,101

(a)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

  (b)  Fund investment objective is to seek current income and capital appreciation.

  (c)  Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

  (d)  Fund investment objective is to seek a high level of current income.

  (e)  Fund investment objective is to seek a high level of total return.

  (f)  Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Financial Statements.
21

Schedule of Investments

GROWTH & INCOME STRATEGY FUND November 30, 2008

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.67%
Lord Abbett Affiliated Fund, Inc. - Class I(a)	3,527,067	$29,733
Lord Abbett Securities Trust - All Value Fund - Class I(a)	3,673,723	30,896
Lord Abbett Research Fund, Inc. - America's Value Fund - Class I(b)	2,873,329	24,998
Lord Abbett Investment Trust - Floating Rate Fund - Class I(c)	838,092	6,311
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I(d)	527,879	7,084
Lord Abbett Investment Trust - High Yield Fund - Class I(e)	11,132,247	57,554
Lord Abbett Securities Trust - International Core Equity Fund - Class I(f)	5,106,312	43,301
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(g)	2,141,422	12,763
Lord Abbett Securities Trust - International Opportunities Fund - Class I(h)	1,873,035	13,017
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I(i)	2,171,984	45,590
Lord Abbett Large Cap Growth Fund - Class I*(j)	1,796,956	7,116
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(h)	1,645,294	15,137
Total Investments in Underlying Funds (cost $467,400,928)		$293,500

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.11%
Repurchase Agreement
Repurchase Agreement dated 11/28/2008, 0.03% due 12/1/2008 with State Street Bank & Trust Co. collateralized by $335,000 of Federal Home Loan Bank at 2.54% due 5/5/2009; value: $337,513; proceeds: 326,007 (cost $326,006)	$326	$326
Total Investments in Securities 99.78% (cost $467,726,934)		293,826
Other Assets in Excess of Liabilities 0.22%		656
Net Assets 100.00%		$294,482

*  Non-income producing security.

  (a)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

  (b)  Fund investment objective is to seek current income and capital appreciation.

  (c)  Fund investment objective is to seek a high level of current income.

  (d)  Fund investment objective is capital appreciation.

  (e)  Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

  (f)  Fund investment objective is to seek long-term capital appreciation.

  (g)  Fund investment objective is to seek a high level of total return.

  (h)  Fund investment objective is long-term capital appreciation.

  (i)  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

  (j)  Fund investment objective is long-term capital growth.

See Notes to Financial Statements.
22

This page is intentionally left blank.

23

Statements of Assets and Liabilities

November 30, 2008

	Balanced Strategy Fund	Diversified Equity Strategy Fund
ASSETS:
Investments in securities, at cost	$1,396,384,707	$125,904,728
Investments in securities, at value	$956,456,061	$86,066,618
Cash	–	1,896
Receivables:
Interest and dividends	1,692,546	–
Capital shares sold	2,586,841	169,182
From affiliates	282,260	69,654
Prepaid expenses and other assets	103,608	32,704
Total assets	961,121,316	86,340,054
LIABILITIES:
Payables:
Investment securities purchased	511,325	164,850
Capital shares reacquired	1,972,989	60,556
12b-1 distribution fees	493,354	33,030
Trustees' fees	104,212	1,454
Accrued expenses and other liabilities	476,418	78,877
Total liabilities	3,558,298	338,767
NET ASSETS	$957,563,018	$86,001,287
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,394,162,323	$124,023,799
Undistributed net investment income	825,447	1,239,609
Accumulated net realized gain on investments	2,503,894	575,989
Net unrealized depreciation on investments	(439,928,646)	(39,838,110)
Net Assets	$957,563,018	$86,001,287

See Notes to Financial Statements.
24

Statements of Assets and Liabilities (continued)

November 30, 2008

	Balanced Strategy Fund	Diversified Equity Strategy Fund
Net assets by class:
Class A Shares	$744,325,199	$61,964,849
Class B Shares	$73,656,092	$5,398,690
Class C Shares	$131,719,306	$18,194,151
Class F Shares	$1,355,151	$54,400
Class I Shares	$822,656	$267,672
Class P Shares	$5,254,793	$70,589
Class R2 Shares	$7,062	$6,073
Class R3 Shares	$422,759	$44,863
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	97,628,908	5,800,697
Class B Shares	9,670,833	511,137
Class C Shares	17,333,752	1,724,773
Class F Shares	177,847	5,088
Class I Shares	107,858	24,898
Class P Shares	691,681	6,582
Class R2 Shares	921	567
Class R3 Shares	55,527	4,210
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$7.62	$10.68
Class A Shares-Maximum offering price (Net assets value plus sales charge of 5.75%)	$8.08	$11.33
Class B Shares-Net asset value	$7.62	$10.56
Class C Shares-Net asset value	$7.60	$10.55
Class F Shares-Net asset value	$7.62	$10.69
Class I Shares-Net asset value	$7.63	$10.75
Class P Shares-Net asset value	$7.60	$10.72
Class R2 Shares-Net asset value	$7.67	$10.71
Class R3 Shares-Net asset value	$7.61	$10.66

See Notes to Financial Statements.
25

Statements of Assets and Liabilities (continued)

November 30, 2008

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
ASSETS:
Investments in securities, at cost	$107,939,052	$467,726,934
Investments in securities, at value	$74,462,502	$293,826,416
Receivables:
Interest and dividends	289,954	539,619
Investment securities sold	41,344	62,167
Capital shares sold	562,736	786,566
From affiliates (See Note 3)	41,587	141,454
Prepaid expenses and other assets	39,243	60,755
Total assets	75,437,366	295,416,977
LIABILITIES:
Payables:
Investment securities purchased	46,839	41,291
Capital shares reacquired	179,656	560,656
12b-1 distribution fees	37,770	151,018
Trustees' fees	3,168	13,569
Accrued expenses and other liabilities	68,904	168,419
Total liabilities	336,337	934,953
NET ASSETS	$75,101,029	$294,482,024
COMPOSITION OF NET ASSETS:
Paid-in capital	$109,019,978	$455,603,471
Undistributed net investment income	110,990	8,882,105
Accumulated net realized gain (loss) on investments	(553,389)	3,896,966
Net unrealized depreciation on investments	(33,476,550)	(173,900,518)
Net Assets	$75,101,029	$294,482,024

See Notes to Financial Statements.
26

Statements of Assets and Liabilities (concluded)

November 30, 2008

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Net assets by class:
Class A Shares	$53,883,979	$217,984,543
Class B Shares	$4,395,910	$19,548,569
Class C Shares	$16,526,548	$56,468,469
Class F Shares	$103,764	$58,050
Class I Shares	$68,505	$230,014
Class P Shares	$7,555	$20,715
Class R2 Shares	$7,234	$6,323
Class R3 Shares	$107,534	$165,341
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	5,129,881	19,879,686
Class B Shares	414,703	1,792,968
Class C Shares	1,557,911	5,179,051
Class F Shares	9,882	5,293
Class I Shares	6,546	20,910
Class P Shares	714	1,885
Class R2 Shares	685	574
Class R3 Shares	10,234	15,094
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.50	$10.97
Class A Shares-Maximum offering price (Net assets value plus sales charge of 5.75%)	$11.14	$11.64
Class B Shares-Net asset value	$10.60	$10.90
Class C Shares-Net asset value	$10.61	$10.90
Class F Shares-Net asset value	$10.50	$10.97
Class I Shares-Net asset value	$10.47	$11.00
Class P Shares-Net asset value	$10.58	$10.99
Class R2 Shares-Net asset value	$10.56	$11.02
Class R3 Shares-Net asset value	$10.51	$10.95

See Notes to Financial Statements.
27

Statements of Operations

For the Year Ended November 30, 2008

	Balanced Strategy Fund	Diversified Equity Strategy Fund
Investment income:
Dividends	$57,371,409	$692,426
Interest	13,813	6,785
Total investment income	57,385,222	699,211
Expenses:
Management fee	1,315,653	81,863
12b-1 distribution plan-Class A	3,573,478	188,225
12b-1 distribution plan-Class B	1,037,992	63,187
12b-1 distribution plan-Class C	1,812,645	206,008
12b-1 distribution plan-Class F	786	29
12b-1 distribution plan-Class P	33,949	477
12b-1 distribution plan-Class R2	11	9
12b-1 distribution plan-Class R3	1,418	188
Shareholder servicing	1,994,915	289,408
Professional	51,686	31,087
Reports to shareholders	235,972	15,690
Custody	28,139	6,914
Trustees' fees	31,598	1,597
Registration	178,969	86,606
Other	40,512	5,262
Gross expenses	10,337,723	976,550
Expense reductions (See Note 7)	(20,946)	(1,229)
Expenses reimbursed by advisor (See Note 3)	(533,268)	–
Expenses assumed by Underlying Funds (See Note 3)	(2,540,845)	(435,335)
Management fee waived (See Note 3)	(1,315,653)	(81,863)
Net expenses	5,927,011	458,123
Net investment income	51,458,211	241,088
Net realized and unrealized gain (loss):
Capital gains received from Underlying Funds	32,595,435	2,296,206
Net realized loss on investments	(16,043,454)	(709,771)
Net change in unrealized appreciation on investments	(526,484,550)	(40,855,279)
Net realized and unrealized loss	(509,932,569)	(39,268,844)
Net Decrease in Net Assets Resulting From Operations	$(458,474,358)	$(39,027,756)

See Notes to Financial Statements.
28

Statements of Operations (concluded)

For the Year Ended November 30, 2008

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Investment income:
Dividends	$5,834,848	$11,733,756
Interest	5,491	20,766
Total investment income	5,840,339	11,754,522
Expenses:
Management fee	91,066	392,263
12b-1 distribution plan-Class A	227,180	1,013,936
12b-1 distribution plan-Class B	59,797	257,109
12b-1 distribution plan-Class C	199,242	762,455
12b-1 distribution plan-Class F	56	38
12b-1 distribution plan-Class P	48	123
12b-1 distribution plan-Class R2	12	9
12b-1 distribution plan-Class R3	375	628
Shareholder servicing	198,052	827,560
Professional	29,787	37,446
Reports to shareholders	14,721	82,528
Custody	4,847	10,544
Trustees' fees	2,046	9,159
Registration	102,608	137,835
Other	6,263	12,758
Gross expenses	936,100	3,544,391
Expense reductions (See Note 7)	(1,403)	(6,264)
Expenses assumed by Underlying Funds (See Note 3)	(356,921)	(1,111,566)
Management fee waived (See Note 3)	(91,066)	(392,263)
Net expenses	486,710	2,034,298
Net investment income	5,353,629	9,720,224
Net realized and unrealized gain (loss):
Capital gains received from Underlying Funds	971,680	12,975,672
Net realized loss on investments	(1,958,571)	(2,052,266)
Net change in unrealized appreciation (depreciation) on investments	(32,047,379)	(185,739,990)
Net realized and unrealized loss	(33,034,270)	(174,816,584)
Net Decrease in Net Assets Resulting From Operations	$(27,680,641)	$(165,096,360)

See Notes to Financial Statements.
29

Statements of Changes in Net Assets

	Balanced Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2008	For the Year Ended November 30, 2007
Operations:
Net investment income	$51,458,211	$39,613,148
Capital gains received from Underlying Funds	32,595,435	40,938,094
Net realized gain (loss) on investments	(16,043,454)	23,102,572
Net change in unrealized appreciation on investments	(526,484,550)	(4,720,301)
Net increase (decrease) in net assets resulting from operations	(458,474,358)	98,933,513
Distributions to shareholders from:
Net investment income
Class A	(54,515,430)	(35,312,151)
Class B	(4,870,039)	(3,198,343)
Class C	(8,422,316)	(4,846,741)
Class F	(33,735)	(51)
Class I	(53,687)	(29,986)
Class P	(399,548)	(208,568)
Class R2	(470)	(42)
Class R3	(12,210)	(44)
Net realized gain
Class A	(47,915,584)	(29,410,414)
Class B	(5,098,854)	(3,407,312)
Class C	(8,507,580)	(4,709,525)
Class F	(438)	–
Class I	(39,426)	(21,855)
Class P	(366,828)	(111,240)
Class R2	(436)	–
Class R3	(437)	–
Total distributions to shareholders	(130,237,018)	(81,256,272)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	320,241,339	311,079,644
Reinvestment of distributions	120,580,737	74,980,451
Cost of shares reacquired	(347,923,562)	(240,557,399)
Net increase in net assets resulting from capital share transactions	92,898,514	145,502,696
Net increase (decrease) in net assets	(495,812,862)	163,179,937
NET ASSETS:
Beginning of year	$1,453,375,880	$1,290,195,943
End of year	$957,563,018	$1,453,375,880
Undistributed net investment income	$825,447	$3,605,534

See Notes to Financial Statements.
30

Statements of Changes in Net Assets (continued)

	Diversified Equity Strategy Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2008	For the Year Ended November 30, 2007
Operations:
Net investment income	$241,088	$92,267
Capital gains received from Underlying Funds	2,296,206	2,818,901
Net realized gain (loss) on investments	(709,771)	264,574
Net change in unrealized appreciation on investments	(40,855,279)	628,291
Net increase (decrease) in net assets resulting from operations	(39,027,756)	3,804,033
Distributions to shareholders from:
Net investment income
Class A	(385,642)	(144,557)
Class B	(30,623)	(12,717)
Class C	(113,992)	(19,470)
Class F	(107)	–
Class I	(13,020)	(2,352)
Class P	(456)	(68)
Class R2	(99)	–
Class R3	(101)	–
Net realized gain
Class A	(1,571,930)	(46,179)
Class B	(211,520)	(4,288)
Class C	(667,123)	(6,631)
Class F	(362)	–
Class I	(43,163)	(736)
Class P	(3,684)	(24)
Class R2	(361)	–
Class R3	(361)	–
Total distributions to shareholders	(3,042,544)	(237,022)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	80,775,711	54,466,929
Reinvestment of distributions	2,793,238	190,845
Cost of shares reacquired	(19,278,421)	(5,024,105)
Net increase in net assets resulting from capital share transactions	64,290,528	49,633,669
Net increase in net assets	22,220,228	53,200,680
NET ASSETS:
Beginning of year	$63,781,059	$10,580,379
End of year	$86,001,287	$63,781,059
Undistributed net investment income	$1,239,609	$543,345

See Notes to Financial Statements.
31

Statements of Changes in Net Assets (continued)

	Diversified Income Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2008	For the Year Ended November 30, 2007
Operations:
Net investment income	$5,353,629	$3,399,306
Capital gains received from Underlying Funds	971,680	939,488
Net realized gain (loss) on investments	(1,958,571)	102,934
Net change in unrealized apprecitaion (depreciation) on investments	(32,047,379)	(2,598,582)
Net increase (decrease) in net assets resulting from operations	(27,680,641)	1,843,146
Distributions to shareholders from:
Net investment income
Class A	(4,095,470)	(2,495,700)
Class B	(330,775)	(196,483)
Class C	(1,109,260)	(668,983)
Class F	(4,754)	(89)
Class I	(6,007)	(4,063)
Class P	(627)	(280)
Class R2	(554)	(80)
Class R3	(4,888)	(82)
Net realized gain
Class A	(520,237)	(64,980)
Class B	(49,555)	(6,180)
Class C	(164,109)	(21,895)
Class F	(81)	–
Class I	(829)	(80)
Class P	(78)	(2)
Class R2	(81)	–
Class R3	(81)	–
Total distributions to shareholders	(6,287,386)	(3,458,897)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	44,342,143	57,010,317
Reinvestment of distributions	5,357,489	2,767,042
Cost of shares reacquired	(29,904,113)	(13,148,198)
Net increase in net assets resulting from capital share transactions	19,795,519	46,629,161
Net increase (decrease) in net assets	(14,172,508)	45,013,410
NET ASSETS:
Beginning of year	$89,273,537	$44,260,127
End of year	$75,101,029	$89,273,537
Undistributed net investment income	$110,990	$244,976

See Notes to Financial Statements.
32

Statements of Changes in Net Assets (concluded)

	Growth & Income Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2008	For the Year Ended November 30, 2007
Operations:
Net investment income	$9,720,224	$4,309,599
Capital gains received from Underlying Funds	12,975,672	16,059,021
Net realized gain (loss) on investments	(2,052,266)	10,412,169
Net change in unrealized appreciation on investments	(185,739,990)	(2,909,758)
Net increase (decrease) in net assets resulting from operations	(165,096,360)	27,871,031
Distributions to shareholders from:
Net investment income
Class A	(7,839,548)	(4,624,549)
Class B	(522,688)	(316,011)
Class C	(1,557,717)	(904,210)
Class F	(1,399)	–
Class I	(10,871)	(30,481)
Class P	(737)	(660)
Class R2	(214)	–
Class R3	(3,029)	–
Net realized gain
Class A	(16,727,175)	(363,862)
Class B	(1,500,497)	(34,423)
Class C	(4,579,482)	(95,135)
Class F	(571)	–
Class I	(19,567)	(2,276)
Class P	(1,901)	(58)
Class R2	(569)	–
Class R3	(569)	–
Total distributions to shareholders	(32,766,534)	(6,371,665)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	170,743,532	179,767,753
Reinvestment of distributions	30,975,620	5,861,710
Cost of shares reacquired	(95,989,306)	(41,351,800)
Net increase in net assets resulting from capital share transactions	105,729,846	144,277,663
Net increase (decrease) in net assets	(92,133,048)	165,777,029
NET ASSETS:
Beginning of year	$386,615,072	$220,838,043
End of year	$294,482,024	$386,615,072
Undistributed net investment income	$8,882,105	$2,114,630

See Notes to Financial Statements.
33

Financial Highlights

BALANCED STRATEGY FUND

	Class A Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$12.27	$12.13	$11.53	$11.53	$10.58
Investment operations:
Net investment income(a)	.42	.36	.35	.35	.37
Net realized and unrealized gain (loss)	(3.99)	.53	.99	.12	.91
Total from investment operations	(3.57)	.89	1.34	.47	1.28
Distributions to shareholders from:
Net investment income	(.56)	(.40)	(.40)	(.37)	(.33)
Net realized gain	(.52)	(.35)	(.34)	(.10)	– (b)
Total distributions	(1.08)	(.75)	(.74)	(.47)	(.33)
Net asset value, end of year	$7.62	$12.27	$12.13	$11.53	$11.53
Total Return(c)	(31.62)%	7.66%	12.12%	4.12%	12.29%
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	.31%	.32%	.35%	.35%	.37%
Expenses, including expense reductions and expenses assumed, reimbursed and waived	.31%	.32%	.35%	.35%	.37%
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	.65%	.63%	.64%	.65%	.80%
Net investment income	4.06%	2.98%	3.04%	3.03%	3.35%
Supplemental Data:
Net assets, end of year (000)	$744,325	$1,124,757	$1,009,374	$879,442	$704,342
Portfolio turnover rate	14.88%	40.85%	.00%	.00%	.00%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the year.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
34

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class B Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$12.25	$12.12	$11.52	$11.52	$10.57
Investment operations:
Net investment income(a)	.35	.28	.27	.27	.30
Net realized and unrealized gain (loss)	(3.97)	.52	.99	.13	.91
Total from investment operations	(3.62)	.80	1.26	.40	1.21
Distributions to shareholders from:
Net investment income	(.49)	(.32)	(.32)	(.30)	(.26)
Net realized gain	(.52)	(.35)	(.34)	(.10)	– (b)
Total distributions	(1.01)	(.67)	(.66)	(.40)	(.26)
Net asset value, end of year	$7.62	$12.25	$12.12	$11.52	$11.52
Total Return(c)	(31.99)%	6.90%	11.42%	3.49%	11.64%
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	.96%	.97%	1.00%	1.00%	1.01%
Expenses, including expense reductions and expenses assumed, reimbursed and waived	.96%	.97%	1.00%	1.00%	1.01%
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	1.30%	1.28%	1.29%	1.30%	1.50%
Net investment income	3.41%	2.34%	2.36%	2.38%	2.68%
Supplemental Data:
Net assets, end of year (000)	$73,656	$120,103	$116,482	$104,715	$84,783
Portfolio turnover rate	14.88%	40.85%	.00%	.00%	.00%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the year.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
35

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class C Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$12.23	$12.10	$11.50	$11.51	$10.56
Investment from operations:
Net investment income(a)	.35	.28	.29	.28	.30
Net realized and unrealized gain (loss)	(3.97)	.53	.98	.11	.92
Total from investment operations	(3.62)	.81	1.27	.39	1.22
Distributions to shareholders from:
Net investment income	(.49)	(.33)	(.33)	(.30)	(.27)
Net realized gain	(.52)	(.35)	(.34)	(.10)	– (b)
Total distributions	(1.01)	(.68)	(.67)	(.40)	(.27)
Net asset value, end of year	$7.60	$12.23	$12.10	$11.50	$11.51
Total Return(c)	(32.03)%	6.95%	11.46%	3.43%	11.68%
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	.96%	.97%	1.00%	1.00%	1.01%
Expenses, including expense reductions and expenses assumed, reimbursed and waived	.96%	.97%	1.00%	1.00%	1.01%
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	1.30%	1.29%	1.29%	1.30%	1.49%
Net investment income	3.41%	2.32%	2.49%	2.50%	2.75%
Supplemental Data:
Net assets, end of year (000)	$131,719	$198,510	$159,864	$119,578	$82,232
Portfolio turnover rate	14.88%	40.85%	.00%	.00%	.00%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the year.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
36

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class F Shares
	Year Ended 11/30/2008	9/7/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$12.27	$11.99
Investment operations:
Net investment income(b)		–	(c)
Net realized and unrealized gain		.16
Total from investment operations		.16
Net asset value on SEC Effective Date, September 14, 2007		$12.15
Investment operations:
Net investment income(b)	.43	.09
Net realized and unrealized gain (loss)	(3.97)	.09
Total from investment operations	(3.54)	.18
Distributions to shareholders from:
Net investment income	(.59)	(.06)
Net realized gain	(.52)	–
Total distributions	(1.11)	(.06)
Net asset value, end of period	$7.62	$12.27
Total Return(d)		1.33	%(e)(f)
Total Return(d)	(31.43)%	1.48	%(e)(g)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	.10%	.00	%(e)
Expenses, including expense reductions and expenses assumed, reimbursed and waived	.10%	.00	%(e)
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	.41%	.09	%(e)
Net investment income	4.57%	.72	%(e)
Supplemental Data:
Net assets, end of period (000)	$1,355	$10
Portfolio turnover rate	14.88%	40.85%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Total return for the period 9/7/2007 through 9/14/2007.

(g) Total return for the period 9/14/2007 through 11/30/2007.

See Notes to Financial Statements.
37

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class I Shares
	Year Ended 11/30				10/20/2004(a) to
	2008	2007	2006	2005	11/30/2004
Per Share Operating Performance
Net asset value, beginning of period	$12.28	$12.14	$11.54	$11.53	$11.01
Investment operations:
Net investment income(b)	.36	.41	.41	.38	.14
Net realized and unrealized gain (loss)	(3.89)	.52	.97	.13	.41
Total from investment operations	(3.53)	.93	1.38	.51	.55
Distributions to shareholders from:
Net investment income	(.60)	(.44)	(.44)	(.40)	(.03)
Net realized gain	(.52)	(.35)	(.34)	(.10)	–
Total distributions	(1.12)	(.79)	(.78)	(.50)	(.03)
Net asset value, end of period	$7.63	$12.28	$12.14	$11.54	$11.53
Total Return(c)	(31.32)%	8.02%	12.49%	4.57%	4.95	%(d)
Ratio to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	.00%	.00%	.00%	.00%	.00	%(d)
Expenses, including expense reductions and expenses assumed, reimbursed and waived	.00%	.00%	.00%	.00%	.00	%(d)
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	.30%	.29%	.29%	.30%	.05	%(d)
Net investment income	3.49%	3.34%	3.57%	3.32%	1.23	%(d)
Supplemental Data:
Net assets, end of period (000)	$823	$1,289	$739	$531	$441
Portfolio turnover rate	14.88%	40.85%	.00%	.00%	.00%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
38

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class P Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$12.23	$12.10	$11.50	$11.51	$10.57
Investment operations:
Net investment income(a)	.40	.33	.37	.41	.51
Net realized and unrealized gain (loss)	(3.96)	.54	.96	.04	.76
Total from investment operations	(3.56)	.87	1.33	.45	1.27
Distributions to shareholders from:
Net investment income	(.55)	(.39)	(.39)	(.36)	(.33)
Net realized gain	(.52)	(.35)	(.34)	(.10)	– (b)
Total distributions	(1.07)	(.74)	(.73)	(.46)	(.33)
Net asset value, end of year	$7.60	$12.23	$12.10	$11.50	$11.51
Total Return(c)	(31.62)%	7.51%	12.06%	4.00%	12.21%
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	.41%	.42%	.45%	.45%	.45%
Expenses, including expense reductions and expenses assumed, reimbursed and waived	.41%	.42%	.45%	.45%	.45%
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	.75%	.74%	.74%	.75%	.83%
Net investment income	3.90%	2.74%	3.18%	3.59%	4.63%
Supplemental Data:
Net assets, end of year (000)	$5,255	$8,686	$3,737	$2,520	$715
Portfolio turnover rate	14.88%	40.85%	.00%	.00%	.00%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the year.

(b) Amount is less than $.01.

(c) Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.
39

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class R2 Shares
	Year Ended 11/30/2008	9/7/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$12.27	$11.99
Investment operations:
Net investment income(b)		–	(c)
Net realized and unrealized gain		.16
Total from investment operations		.16
Net asset value on SEC Effective Date, September 14, 2007		$12.15
Investment operations:
Net investment income(b)	.44	.08
Net realized and unrealized gain (loss)	(3.99)	.09
Total from investment operations	(3.55)	.17
Distributions to shareholders from:
Net investment income	(.53)	(.05)
Net realized gain	(.52)	–
Total distributions	(1.05)	(.05)
Net asset value, end of period	$7.67	$12.27
Total Return(d)		1.33	%(e)(f)
Total Return(d)	(31.35)%	1.39	%(e)(g)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	.05%	.11	%(e)
Expenses, including expense reductions and expenses assumed, reimbursed and waived	.05%	.11	%(e)
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	.39%	.20	%(e)
Net investment income	4.32%	.61	%(e)
Supplemental Data:
Net assets, end of period (000)	$7	$10
Portfolio turnover rate	14.88%	40.85%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Total return for the period 9/7/2007 through 9/14/2007.

(g) Total return for the period 9/14/2007 through 11/30/2007.

See Notes to Financial Statements.
40

Financial Highlights (concluded)

BALANCED STRATEGY FUND

	Class R3 Shares
	Year Ended 11/30/2008	9/7/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$12.27	$11.99
Investment operations:
Net investment income(b)		–	(c)
Net realized and unrealized gain		.16
Total from investment operations		.16
Net asset value on SEC Effective Date, September 14, 2007		$12.15
Investment operations:
Net investment income(b)	.37	.08
Net realized and unrealized gain (loss)	(3.95)	.09
Total from investment operations	(3.58)	.17
Distributions to shareholders from:
Net investment income	(.56)	(.05)
Net realized gain	(.52)	–
Total distributions	(1.08)	(.05)
Net asset value, end of period	$7.61	$12.27
Total Return(d)		1.33	%(e)(f)
Total Return(d)	(31.75)%	1.41	%(e)(g)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived	.49%	.08	%(e)
Expenses, including expense reductions and expenses assumed, reimbursed and waived	.49%	.08	%(e)
Expenses, excluding expense reductions and expenses assumed, reimbursed and waived	.80%	.17	%(e)
Net investment income	3.85%	.64	%(e)
Supplemental Data:
Net assets, end of period (000)	$423	$10
Portfolio turnover rate	14.88%	40.85%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Total return for the period 9/7/2007 through 9/14/2007.

(g) Total return for the period 9/14/2007 through 11/30/2007.

See Notes to Financial Statements.
41

Financial Highlights

DIVERSIFIED EQUITY STRATEGY FUND

	Class A Shares
	Year Ended 11/30		6/29/2006(a) to
	2008	2007	11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$18.26	$16.48	$15.00
Investment operations:
Net investment income(b)	.07	.09	.01
Net realized and unrealized gain (loss)	(6.82)	1.98	1.47
Total from investment operations	(6.75)	2.07	1.48
Distributions to shareholders from:
Net investment income	(.16)	(.22)	–
Net realized gain	(.67)	(.07)	–
Total distributions	(.83)	(.29)	–
Net asset value, end of period	$10.68	$18.26	$16.48
Total Return(c)	(38.72)%	12.80%	9.87	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	.35%	.35%	.34	%(e)
Expenses, including expense reductions and expenses assumed, and waived	.35%	.35%	.14	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.98%	1.04%	2.58	%(e)
Net investment income	.50%	.48%	.12	%(e)
Supplemental Data:
Net assets, end of period (000)	$61,965	$40,864	$8,432
Portfolio turnover rate	4.73%	49.07%	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date was 6/29/2006 and date shares became available to the public was 6/30/2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
42

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class B Shares
	Year Ended 11/30		6/29/2006(a) to
	2008	2007	11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$18.11	$16.44	$15.00
Investment operations:
Net investment loss(b)	(.03)	(.04)	(.03)
Net realized and unrealized gain (loss)	(6.75)	1.99	1.47
Total from investment operations	(6.78)	1.95	1.44
Distributions to shareholders from:
Net investment income	(.10)	(.21)	–
Net realized gain	(.67)	(.07)	–
Total distributions	(.77)	(.28)	–
Net asset value, end of period	$10.56	$18.11	$16.44
Total Return(c)	(39.12)%	12.09%	9.60	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	1.00%	1.00%	.97	%(e)
Expenses, including expense reductions and expenses assumed, and waived	1.00%	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	1.63%	1.70%	2.91	%(e)
Net investment loss	(.23)%	(.25)%	(.43	)%(e)
Supplemental Data:
Net assets, end of period (000)	$5,399	$5,446	$745
Portfolio turnover rate	4.73%	49.07%	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date was 6/29/2006 and date shares became available to the public was 6/30/2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
43

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class C Shares
	Year Ended 11/30		6/29/2006(a) to
	2008	2007	11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$18.11	$16.44	$15.00
Investment operations:
Net investment loss(b)	(.03)	(.05)	(.03)
Net realized and unrealized gain (loss)	(6.75)	2.00	1.47
Total from investment operations	(6.78)	1.95	1.44
Distributions to shareholders from:
Net investment income	(.11)	(.21)	–
Net realized gain	(.67)	(.07)	–
Total distributions	(.78)	(.28)	–
Net asset value, end of period	$10.55	$18.11	$16.44
Total Return(c)	(39.11)%	12.08%	9.60	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	1.00%	1.00%	.97	%(e)
Expenses, including expense reductions and expenses assumed, and waived	1.00%	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	1.63%	1.70%	2.81	%(e)
Net investment loss	(.23)%	(.28)%	(.45	)%(e)
Supplemental Data:
Net assets, end of period (000)	$18,194	$16,992	$1,232
Portfolio turnover rate	4.73%	49.07%	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date was 6/29/2006 and date shares became available to the public was 6/30/2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
44

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class F Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.27	$18.53
Investment operations:
Net investment income(b)	.11	.04
Net realized and unrealized loss	(6.82)	(.30)
Total from investment operations	(6.71)	(.26)
Distributions to shareholders from:
Net investment income	(.20)	–
Net realized gain	(.67)	–
Total distributions	(.87)	–
Net asset value, end of period	$10.69	$18.27
Total Return(c)	(38.58)%	(1.40	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	.09%	.02	%(d)
Expenses, including expense reductions and expenses assumed, and waived	.09%	.02	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.77%	.16	%(d)
Net investment income	.78%	.21	%(d)
Supplemental Data:
Net assets, end of period (000)	$54	$10
Portfolio turnover rate	4.73%	49.07%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
45

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class I Shares
	Year Ended 11/30		6/29/2006(a) to
	2008	2007	11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$18.35	$16.51	$15.00
Investment operations:
Net investment income(b)	.55	.19	.04
Net realized and unrealized gain (loss)	(7.28)	1.95	1.47
Total from investment operations	(6.73)	2.14	1.51
Distributions to shareholders from:
Net investment income	(.20)	(.23)	–
Net realized gain	(.67)	(.07)	–
Total distributions	(.87)	(.30)	–
Net asset value, end of period	$10.75	$18.35	$16.51
Total Return(c)	(38.50)%	13.20%	10.07	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	.00%	.00%	.00	%(e)(f)
Expenses, including expense reductions and expenses assumed, and waived	.00%	.00%	.00	%(d)(e)
Expenses, excluding expense reductions and expenses assumed, and waived	.60%	.67%	2.79	%(f)
Net investment income	3.55%	1.06%	.64	%(f)
Supplemental Data:
Net assets, end of period (000)	$268	$351	$167
Portfolio turnover rate	4.73%	49.07%	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date was 6/29/2006 and date shares became available to the public was 6/30/2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount is less than 0.01%.

(f) Annualized.

See Notes to Financial Statements.
46

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class P Shares
	Year Ended 11/30		6/29/2006(a) to
	2008	2007	11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$18.26	$16.48	$15.00
Investment operations:
Net investment income (loss)(b)	.04	(.02)	–	(c)
Net realized and unrealized gain (loss)	(6.83)	2.07	1.48
Total from investment operations	(6.79)	2.05	1.48
Distributions to shareholders from:
Net investment income	(.08)	(.20)	–
Net realized gain	(.67)	(.07)	–
Total distributions	(.75)	(.27)	–
Net asset value, end of period	$10.72	$18.26	$16.48
Total Return(d)	(38.77)%	12.66%	9.87	%(e)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	.45%	.45%	.43	%(f)
Expenses, including expense reductions and expenses assumed, and waived	.45%	.45%	.18	%(e)
Expenses, excluding expense reductions and expenses assumed, and waived	1.07%	1.08%	13.53	%(f)
Net investment income (loss)	.25%	(.12)%	(.05	)%(f)
Supplemental Data:
Net assets, end of period (000)	$71	$99	$6
Portfolio turnover rate	4.73%	49.07%	.00	%(e)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date was 6/29/2006 and date shares became available to the public was 6/30/2006.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $(0.01).

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Annualized.

See Notes to Financial Statements.
47

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R2 Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.26	$18.53
Investment operations:
Net investment income(b)	.10	.03
Net realized and unrealized loss	(6.80)	(.30)
Total from investment operations	(6.70)	(.27)
Distributions to shareholders from:
Net investment income	(.18)	–
Net realized gain	(.67)	–
Total distributions	(.85)	–
Net asset value, end of period	$10.71	$18.26
Total Return(c)	(38.47)%	(1.46	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	.10%	.10	%(d)
Expenses, including expense reductions and expenses assumed, and waived	.10%	.10	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.71%	.24	%(d)
Net investment income	.67%	.15	%(d)
Supplemental Data:
Net assets, end of period (000)	$6	$10
Portfolio turnover rate	4.73%	49.07%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
48

Financial Highlights (concluded)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R3 Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.26	$18.53
Investment operations:
Net investment income(b)	.04	.03
Net realized and unrealized loss	(6.78)	(.30)
Total from investment operations	(6.74)	(.27)
Distributions to shareholders from:
Net investment income	(.19)	–
Net realized gain	(.67)	–
Total distributions	(.86)	–
Net asset value, end of period	$10.66	$18.26
Total Return(c)	(38.75)%	(1.46	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	.45%	.08	%(d)
Expenses, including expense reductions and expenses assumed, and waived	.45%	.08	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	1.09%	.22	%(d)
Net investment income	.25%	.17	%(d)
Supplemental Data:
Net assets, end of period (000)	$45	$10
Portfolio turnover rate	4.73%	49.07%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
49

Financial Highlights

DIVERSIFIED INCOME STRATEGY FUND

	Class A Shares
	Years Ended 11/30			6/29/2005(a) to
	2008	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.49	$15.69	$14.93	$15.00
Investment operations:
Net investment income(b)	.84	.79	.69	.23
Net realized and unrealized gain (loss)	(4.83)	(.17)	.73	(.11)
Total from investments operations	(3.99)	.62	1.42	.12
Distributions to shareholders from:
Net investment income	(.87)	(.79)	(.66)	(.19)
Net realized gain	(.13)	(.03)	–	–
Total distributions	(1.00)	(.82)	(.66)	(.19)
Net asset value, end of period	$10.50	$15.49	$15.69	$14.93
Total Return(c)	(27.14)%	4.00%	9.78%	.83	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	.35%	.35%	.35%	.34	%(e)
Expenses, including expense reductions and expenses assumed, and waived	.35%	.35%	.35%	.14	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.84%	.79%	.83%	8.13	%(e)
Net investment income	6.07%	4.98%	4.56%	5.01	%(e)
Supplemental Data:
Net assets, end of period (000)	$53,884	$63,034	$30,867	$6,403
Portfolio turnover rate	14.45%	44.63%	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date was 6/29/2005, date shares became available to the public was 7/1/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
50

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class B Shares
	Years Ended 11/30			6/29/2005(a) to
	2008	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.61	$15.78	$14.92	$15.00
Investment operations:
Net investment income(b)	.76	.69	.61	.18
Net realized and unrealized gain (loss)	(4.86)	(.17)	.72	(.10)
Total from investments operations	(4.10)	.52	1.33	.08
Distributions to shareholders from:
Net investment income	(.78)	(.66)	(.47)	(.16)
Net realized gain	(.13)	(.03)	–	–
Total distributions	(.91)	(.69)	(.47)	(.16)
Net asset value, end of period	$10.60	$15.61	$15.78	$14.92
Total Return(c)	(27.55)%	3.33%	9.07%	.55	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	1.00%	1.00%	1.00%	.96	%(e)
Expenses, including expense reductions and expenses assumed, and waived	1.00%	1.00%	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	1.49%	1.44%	1.48%	10.03	%(e)
Net investment income	5.40%	4.35%	3.98%	4.29	%(e)
Supplemental Data:
Net assets, end of period (000)	$4,396	$6,063	$2,974	$326
Portfolio turnover rate	14.45%	44.63%	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date was 6/29/2005, date shares became available to the public was 7/1/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
51

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class C Shares
	Years Ended 11/30			6/29/2005(a) to
	2008	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.62	$15.79	$14.91	$15.00
Investment operations:
Net investment income(b)	.76	.69	.60	.18
Net realized and unrealized gain (loss)	(4.86)	(.17)	.73	(.10)
Total from investments operations	(4.10)	.52	1.33	.08
Distributions to shareholders from:
Net investment income	(.78)	(.66)	(.45)	(.17)
Net realized gain	(.13)	(.03)	–	–
Total distributions	(.91)	(.69)	(.45)	(.17)
Net asset value, end of period	$10.61	$15.62	$15.79	$14.91
Total Return(c)	(27.54)%	3.31%	9.05%	.57	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	1.00%	1.00%	1.00%	.99	%(e)
Expenses, including expense reductions and expenses assumed, and waived	1.00%	1.00%	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	1.49%	1.44%	1.48%	6.26	%(e)
Net investment income	5.42%	4.35%	3.93%	3.88	%(e)
Supplemental Data:
Net assets, end of period (000)	$16,527	$20,037	$10,379	$2,525
Portfolio turnover rate	14.45%	44.63%	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date was 6/29/2005, date shares became available to the public was 7/1/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
52

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class F Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$15.48	$15.82
Investment operations:
Net investment income(b)	.95	.12
Net realized and unrealized loss	(4.89)	(.32)
Total from investments operations	(3.94)	(.20)
Distributions to shareholders from:
Net investment income	(.91)	(.14)
Net realized gain	(.13)	–
Total distributions	(1.04)	(.14)
Net asset value, end of period	$10.50	$15.48
Total Return(c)	(26.89)%	(1.28	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	.09%	.02	%(d)
Expenses, including expense reductions and expenses assumed, and waived	.09%	.02	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.59%	.12	%(d)
Net investment income	7.23%	.77	%(d)
Supplemental Data:
Net assets, end of period (000)	$104	$10
Portfolio turnover rate	14.45%	44.63%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
53

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class I Shares
	Years Ended 11/30			6/29/2005(a) to
	2008	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.44	$15.63	$14.95	$15.00
Investment operations:
Net investment income(b)	.88	.82	.85	.15
Net realized and unrealized gain (loss)	(4.79)	(.15)	.61	.01
Total from investments operations	(3.91)	.67	1.46	.16
Distributions to shareholders from:
Net investment income	(.93)	(.83)	(.78)	(.21)
Net realized gain	(.13)	(.03)	–	–
Total distributions	(1.06)	(.86)	(.78)	(.21)
Net asset value, end of period	$10.47	$15.44	$15.63	$14.95
Total Return(c)	(26.82)%	4.35%	10.06%	1.07	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	.00%	.00%	.01%	.01	%†(e)
Expenses, including expense reductions and expenses assumed, and waived	.00%	.00%	.00%	.00	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.49%	.44%	.54%	7.31	%†(e)
Net investment income	6.36%	5.23%	5.58%	3.88	%†(e)
Supplemental Data:
Net assets, end of period (000)	$69	$101	$39	$1
Portfolio turnover rate	14.45%	44.63%	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

† The ratios have been determined on Fund basis.

(a) Commencement of investment operations and SEC effective date was 6/29/2005, date shares became available to the public was 7/1/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
54

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class P Shares
	Years Ended 11/30			6/29/2005(a) to
	2008	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.59	$15.77	$14.96	$15.00
Investment operations:
Net investment income(b)	.83	.75	.73	.15
Net realized and unrealized gain (loss)	(4.85)	(.13)	.74	(.03)
Total from investments operations	(4.02)	.62	1.47	.12
Distributions to shareholders from:
Net investment income	(.86)	(.77)	(.66)	(.16)
Net realized gain	(.13)	(.03)	–	–
Total distributions	(.99)	(.80)	(.66)	(.16)
Net asset value, end of period	$10.58	$15.59	$15.77	$14.96
Total Return(c)	(27.17)%	3.95%	10.07%	.83	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	.45%	.45%	.45%	.37	%†(e)
Expenses, including expense reductions and expenses assumed, and waived	.45%	.45%	.45%	.14	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.94%	.89%	.56%	7.67	%†(e)
Net investment income	5.92%	4.72%	4.82%	3.52	%†(e)
Supplemental Data:
Net assets, end of period (000)	$8	$9	$1	$1
Portfolio turnover rate	14.45%	44.63%	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

† The ratios have been determined on Fund basis.

(a) Commencement of investment operations and SEC effective date was 6/29/2008, date shares became available to the public was 7/1/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
55

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class R2 Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$15.49	$15.82
Investment operations:
Net investment income(b)	.87	.11
Net realized and unrealized loss	(4.83)	(.31)
Total from investments operations	(3.96)	(.20)
Distributions to shareholders from:
Net investment income	(.84)	(.13)
Net realized gain	(.13)	–
Total distributions	(.97)	(.13)
Net asset value, end of period	$10.56	$15.49
Total Return(c)	(26.93)%	(1.29	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	.11%	.10	%(d)
Expenses, including expense reductions and expenses assumed, and waived	.11%	.10	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.61%	.20	%(d)
Net investment income	6.29%	.70	%(d)
Supplemental Data:
Net assets, end of period (000)	$7	$10
Portfolio turnover rate	14.45%	44.63%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
56

Financial Highlights (concluded)

DIVERSIFIED INCOME STRATEGY FUND

	Class R3 Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$15.49	$15.82
Investment operations:
Net investment income(b)	.79	.11
Net realized and unrealized loss	(4.79)	(.31)
Total from investments operations	(4.00)	(.20)
Distributions to shareholders from:
Net investment income	(.85)	(.13)
Net realized gain	(.13)	–
Total distributions	(.98)	(.13)
Net asset value, end of period	$10.51	$15.49
Total Return(c)	(27.19)%	(1.28	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	.46%	.09	%(d)
Expenses, including expense reductions and expenses assumed, and waived	.46%	.09	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.96%	.19	%(d)
Net investment income	5.89%	.72	%(d)
Supplemental Data:
Net assets, end of period (000)	$108	$10
Portfolio turnover rate	14.45%	44.63%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
57

Financial Highlights

GROWTH & INCOME STRATEGY FUND

	Class A Shares
	Year Ended 11/30			6/29/2005(a) to
	2008	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$18.71	$17.38	$15.62	$15.00
Investment operations:
Net investment income(b)	.41	.29	.16	.05
Net realized and unrealized gain (loss)	(6.64)	1.51	1.80	.62
Total from investment operations	(6.23)	1.80	1.96	.67
Distributions to shareholders from:
Net investment income	(.43)	(.43)	(.20)	(.05)
Net realized gain	(1.08)	(.04)	–	–
Total distributions	(1.51)	(.47)	(.20)	(.05)
Net asset value, end of period	$10.97	$18.71	$17.38	$15.62
Total Return(c)	(36.06)%	10.56%	12.68%	4.48	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	.35%	.35%	.35%	.33	%(e)
Expenses, including expense reductions and expenses assumed, and waived	.35%	.35%	.35%	.14	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.74%	.72%	.71%	2.58	%(e)
Net investment income	2.65%	1.60%	.98%	1.17	%(e)
Supplemental Data:
Net assets, end of period (000)	$217,985	$282,545	$162,563	$26,193
Portfolio turnover rate	11.95%	58.38%	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date 6/29/2005 and date shares became available to the public is on 7/1/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
58

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class B Shares
	Year Ended 11/30			6/29/2005(a) to
	2008	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$18.61	$17.30	$15.59	$15.00
Investment operations:
Net investment income(b)	.30	.17	.05	.01
Net realized and unrealized gain (loss)	(6.61)	1.51	1.80	.62
Total from investment operations	(6.31)	1.68	1.85	.63
Distributions to shareholders from:
Net investment income	(.32)	(.33)	(.14)	(.04)
Net realized gain	(1.08)	(.04)	–	–
Total distributions	(1.40)	(.37)	(.14)	(.04)
Net asset value, end of period	$10.90	$18.61	$17.30	$15.59
Total Return(c)	(36.52)%	9.85%	11.92%	4.24	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	1.00%	1.00%	1.00%	.97	%(e)
Expenses, including expense reductions and expenses assumed, and waived	1.00%	1.00%	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	1.39%	1.37%	1.35%	2.92	%(e)
Net investment income	2.00%	.96%	.31%	.53	%(e)
Supplemental Data:
Net assets, end of period (000)	$19,549	$25,246	$15,132	$2,386
Portfolio turnover rate	11.95%	58.38%	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date 6/29/2005 and date shares became available to the public is on 7/1/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
59

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class C Shares
	Year Ended 11/30			6/29/2005(a) to
	2008	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$18.61	$17.31	$15.59	$15.00
Investment operations:
Net investment income(b)	.31	.17	.06	.01
Net realized and unrealized gain (loss)	(6.62)	1.50	1.80	.62
Total from investment operations	(6.31)	1.67	1.86	.63
Distributions to shareholders from:
Net investment income	(.32)	(.33)	(.14)	(.04)
Net realized gain	(1.08)	(.04)	–	–
Total distributions	(1.40)	(.37)	(.14)	(.04)
Net asset value, end of period	$10.90	$18.61	$17.31	$15.59
Total Return(c)	(36.53)%	9.81%	12.02%	4.23	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	1.00%	1.00%	1.00%	.97	%(e)
Expenses, including expense reductions and expenses assumed, and waived	1.00%	1.00%	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	1.39%	1.37%	1.36%	2.81	%(e)
Net investment income	2.00%	.92%	.34%	.52	%(e)
Supplemental Data:
Net assets, end of period (000)	$56,468	$77,376	$42,048	$7,017
Portfolio turnover rate	11.95%	58.38%	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date 6/29/2005 and date shares became available to the public is on 7/1/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
60

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class F Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning period	$18.72	$19.00
Investment operations:
Net investment income(b)	.44	.08
Net realized and unrealized loss	(6.65)	(.36)
Total from investment operations	(6.21)	(.28)
Distributions to shareholders from:
Net investment income	(.46)	–
Net realized gain	(1.08)	–
Total distributions	(1.54)	–
Net asset value, end of period	$10.97	$18.72
Total Return(c)	(35.94)%	(1.47	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	.10%	.03	%(d)
Expenses, including expense reductions and expenses assumed, and waived	.10%	.02	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.51%	.10	%(d)
Net investment income	3.09%	.44	%(d)
Supplemental Data:
Net assets, end of period (000)	$58	$10
Portfolio turnover rate	11.95%	58.38%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
61

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class I Shares
	Year Ended 11/30			6/29/2005(a) to
	2008	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$18.77	$17.43	$15.64	$15.00
Investment operations:
Net investment income(b)	.45	.38	.34	.07
Net realized and unrealized gain (loss)	(6.66)	1.49	1.69	.62
Total from investment operations	(6.21)	1.87	2.03	.69
Distributions to shareholders from:
Net investment income	(.48)	(.49)	(.24)	(.05)
Net realized gain	(1.08)	(.04)	–	–
Total distributions	(1.56)	(.53)	(.24)	(.05)
Net asset value, end of period	$11.00	$18.77	$17.43	$15.64
Total Return(c)	(35.88)%	10.94%	13.09%	4.63	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	.00%	.00%	.00%	.01	%†(e)(f)
Expenses, including expense reductions and expenses assumed, and waived	.00%	.00%	.00%	.00	%(d)(e)
Expenses, excluding expense reductions and expenses assumed, and waived	.38%	.37%	.34%	2.15	%†(f)
Net investment income	2.85%	2.07%	2.08%	1.15	%†(f)
Supplemental Data:
Net assets, end of period (000)	$230	$1,385	$1,068	$778
Portfolio turnover rate	11.95%	58.38%	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations and SEC effective date 6/29/2005 and date shares became available to the public is on 7/1/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount is less than 0.01%.

(f) Annualized.

See Notes to Financial Statements.
62

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class P Shares
	Year Ended 11/30			6/29/2005(a) to
	2008	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$18.74	$17.41	$15.63	$15.00
Investment operations:
Net investment income(b)	.40	.29	.10	.05
Net realized and unrealized gain (loss)	(6.66)	1.50	1.88	.62
Total from investment operations	(6.26)	1.79	1.98	.67
Distributions to shareholders from:
Net investment income	(.41)	(.42)	(.20)	(.04)
Net realized gain	(1.08)	(.04)	–	–
Total distributions	(1.49)	(.46)	(.20)	(.04)
Net asset value, end of period	$10.99	$18.74	$17.41	$15.63
Total Return(c)	(36.13)%	10.44%	12.74%	4.48	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	.44%	.45%	.42%	.37	%†(e)
Expenses, including expense reductions and expenses assumed, and waived	.44%	.45%	.42%	.13	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.83%	.82%	.84%	2.51	%†(e)
Net investment income	2.62%	1.62%	.59%	.79	%†(e)
Supplemental Data:
Net assets, end of period (000)	$21	$33	$27	$1
Portfolio turnover rate	11.95%	58.38%	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations and SEC effective date 6/29/2005 and date shares became available to the public is on 7/1/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
63

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class R2 Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.70	$19.00
Investment operations:
Net investment income(b)	.45	.07
Net realized and unrealized loss	(6.67)	(.37)
Total from investment operations	(6.22)	(.30)
Distributions to shareholders from:
Net investment income	(.38)	–
Net realized gain	(1.08)	–
Total distributions	(1.46)	–
Net asset value, end of period	$11.02	$18.70
Total Return(c)	(35.91)%	(1.58	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	.11%	.10	%(d)
Expenses, including expense reductions and expenses assumed, and waived	.11%	.10	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.49%	.17	%(d)
Net investment income	2.92%	.37	%(d)
Supplemental Data:
Net assets, end of period (000)	$6	$10
Portfolio turnover rate	11.95%	58.38%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
64

Financial Highlights (concluded)

GROWTH & INCOME STRATEGY FUND

	Class R3 Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.71	$19.00
Investment operations:
Net investment income(b)	.36	.07
Net realized and unrealized loss	(6.62)	(.36)
Total from investment operations	(6.26)	(.29)
Distributions to shareholders from:
Net investment income	(.42)	–
Net realized gain	(1.08)	–
Total distributions	(1.50)	–
Net asset value, end of period	$10.95	$18.71
Total Return(c)	(36.21)%	(1.53	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived	.48%	.09	%(d)
Expenses, including expense reductions and expenses assumed, and waived	.48%	.08	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.89%	.16	%(d)
Net investment income	2.47%	.38	%(d)
Supplemental Data:
Net assets, end of period (000)	$165	$10
Portfolio turnover rate	11.95%	58.38%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
65

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company organized as a Delaware Statutory Trust on August 16, 1993. The Trust consists of eleven funds. This report covers the following four funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Balanced Strategy Fund ("Balanced Strategy Fund"), Lord Abbett Diversified Equity Strategy Fund ("Diversified Equity Strategy Fund"), Lord Abbett Diversified Income Strategy Fund ("Diversified Income Strategy Fund"), and Lord Abbett Growth & Income Strategy Fund ("Growth & Income Strategy Fund"), Class A, B, C, F, P, I, R2 and R3 shares. As of October 1, 2007, the Funds' Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Funds' Prospectuses.

Balanced Strategy Fund's investment objective is to seek current income and capital growth. Diversified Equity Strategy Fund's investment objective is to seek capital appreciation. Diversified Income Strategy Fund's investment objective is to seek a high level of current income. Growth & Income Strategy Fund's investment objective is to seek long-term capital appreciation and growth of income. The Funds invest in other mutual funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC ("Lord Abbett").

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange LLC, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are

66

Notes to Financial Statements (continued)

allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(g)  Fair Value Measurements–Each Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective December 1, 2007. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based

67

Notes to Financial Statements (continued)

on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing each Fund's investments carried at value:

	Balanced Strategy Fund	Diversified Equity Strategy Fund
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1 – Quoted Prices	$954,949,774	$85,701,612
Level 2 – Other Significant Observable Inputs	1,506,287	365,006
Total	$956,456,061	$86,066,618
	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1 – Quoted Prices	$74,236,379	$293,500,410
Level 2 – Other Significant Observable Inputs	226,123	326,006
Total	$74,462,502	$293,826,416

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

	Management Fees	Contractual Waiver(1)
Balanced Strategy Fund	.10%	.10%
Diversified Equity Strategy Fund	.10%	.10%
Diversified Income Strategy Fund	.10%	.10%
Growth & Income Strategy Fund	.10%	.10%

(1) For the fiscal year ended November 30, 2008, Lord Abbett contractually agreed to waive all of its management fees for the Funds.

68

Notes to Financial Statements (continued)

For the period from December 1, 2007 through March 31, 2008, Lord Abbett contractually agreed to reimburse the Balanced Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Net Assets
A	.98%
B	1.63%
C	1.63%
F	.73%
I	.63%
P	1.08%
R2	1.23%
R3	1.13%

For the period from April 1, 2008 through March 31, 2009, Lord Abbett has contractually agreed to reimburse the Balanced Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Net Assets
A	1.10%
B	1.75%
C	1.75%
F	.85%
I	.75%
P	1.20%
R2	1.35%
R3	1.25%

For the period from December 1, 2007 through March 31, 2008, Lord Abbett contractually agreed to reimburse the Diversified Equity Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Net Assets
A	1.51%
B	2.16%
C	2.16%
F	1.26%
I	1.16%
P	1.61%
R2	1.76%
R3	1.66%

69

Notes to Financial Statements (continued)

For the period from April 1, 2008 through March 31, 2009, Lord Abbett has contractually agreed to reimburse the Diversified Equity Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Net Assets
A	1.50%
B	2.15%
C	2.15%
F	1.25%
I	1.15%
P	1.60%
R2	1.75%
R3	1.65%

For the period from December 1, 2007 through March 31, 2008, Lord Abbett contractually agreed to reimburse the Diversified Income Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Net Assets
A	1.19%
B	1.84%
C	1.84%
F	.94%
I	.84%
P	1.29%
R2	1.44%
R3	1.34%

For the period from April 1, 2008 through March 31, 2009, Lord Abbett has contractually agreed to reimburse the Diversified Income Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Net Assets
A	1.20%
B	1.85%
C	1.85%
F	.95%
I	.85%
P	1.30%
R2	1.45%
R3	1.35%

70

Notes to Financial Statements (continued)

For the period from December 1, 2007 through March 31, 2008, Lord Abbett contractually agreed to reimburse the Growth & Income Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Net Assets
A	1.49%
B	2.14%
C	2.14%
F	1.24%
I	1.14%
P	1.59%
R2	1.74%
R3	1.64%

For the period from April 1, 2008 through March 31, 2009, Lord Abbett has contractually agreed to reimburse the Growth & Income Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Net Assets
A	1.50%
B	2.15%
C	2.15%
F	1.25%
I	1.15%
P	1.60%
R2	1.75%
R3	1.65%

The Funds have each entered into a Servicing Arrangement with the Underlying Funds in which they each invest, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of the Funds in proportion to the average daily value of Underlying Fund shares owned by each of the Funds. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by underlying funds on each Fund's Statement of Operations and Receivable from affiliates on each Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plans

Each Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

*  The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

Class I does not have a distribution plan.

71

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2008:

	Distributor Commissions	Dealers' Concessions
Balanced Strategy Fund	$874,901	$4,629,714
Diversified Equity Strategy Fund	171,898	965,603
Diversified Income Strategy Fund	108,444	571,380
Growth & Income Strategy Fund	513,347	2,765,594

Distributor received CDSCs for the fiscal year ended November 30, 2008:

	Class A	Class C
Balanced Strategy Fund	$9,056	$14,568
Diversified Equity Strategy Fund	1,621	6,376
Diversified Income Strategy Fund	2,734	2,135
Growth & Income Strategy Fund	1,142	2,683

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Balanced Strategy Fund and Diversified Income Strategy Fund; declared and paid quarterly for Growth & Income Strategy Fund; and declared and paid annually for Diversified Equity Strategy Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Distributions were declared on December 10, 2008, and paid on December 23, 2008 to shareholders of record on December 22, 2008. The approximate amounts were as follows:

	Net Investment Income	Long-Term Capital Gains
Balanced Strategy Fund	$5,009,000	$6,481,000
Diversified Equity Strategy Fund	1,800,000	1,362,000
Diversified Income Strategy Fund	151,000	537,000
Growth & Income Strategy Fund	9,201,000	5,828,000

72

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended November 30, 2008 and 2007 was as follows:

	Balanced Strategy Fund		Diversified Equity Strategy Fund
	11/30/2008	11/30/2007	11/30/2008	11/30/2007
Distributions paid from:
Ordinary income	$74,492,052	$43,595,926	$975,764	$178,730
Net long-term capital gains	55,744,966	37,660,346	2,066,780	58,292
Total distributions paid	$130,237,018	$81,256,272	$3,042,544	$237,022
	Diversified Income		Growth & Income Strategy Fund	Strategy Fund
	11/30/2008	11/30/2007	11/30/2008	11/30/2007
Distributions paid from:
Ordinary income	$5,800,255	$3,365,760	$16,212,592	$5,875,911
Net long-term capital gains	487,131	93,137	16,553,942	495,754
Total distributions paid	$6,287,386	$3,458,897	$32,766,534	$6,371,665

As of November 30, 2008, the components of accumulated losses on a tax-basis were as follows:

	Balanced Strategy Fund	Diversified Equity Strategy Fund
Undistributed ordinary income – net	$929,659	$1,270,091
Undistributed long-term capital gains	6,478,549	1,332,415
Total undistributed earnings	$7,408,208	$2,602,506
Temporary differences	(104,212)	(1,454)
Unrealized losses – net	(443,903,301)	(40,623,564)
Total accumulated losses – net	$(436,599,305)	$(38,022,512)
	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Undistributed ordinary income – net	$63,956	$8,895,674
Undistributed long-term capital gains	536,622	5,836,183
Total undistributed earnings	$600,578	$14,731,857
Temporary differences	(854,255)	(467,932)
Unrealized losses – net	(33,665,272)	(175,385,372)
Total accumulated losses – net	$(33,918,949)	$(161,121,447)

Certain losses incurred after October 31 ("Post – October Losses"), within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. Growth & Income Strategy Fund incurred and has elected to defer net capital losses of $454,363 during fiscal 2008.

73

Notes to Financial Statements (continued)

As of November 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Balanced Strategy Fund	Diversified Equity Strategy Fund
Tax cost	$1,400,359,362	$126,690,182
Gross unrealized gain	-	-
Gross unrealized loss	(443,903,301)	(40,623,564)
Net unrealized security loss	$(443,903,301)	$(40,623,564)
	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Tax cost	$108,127,774	$469,211,788
Gross unrealized gain	-	-
Gross unrealized loss	(33,665,272)	(175,385,372)
Net unrealized security loss	$(33,665,272)	$(175,385,372)

The difference between book-basis and tax-basis unrealized losses is attributable to the tax treatment of certain distributions received and wash sales.

Permanent items identified during the fiscal year ended November 30, 2008, have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Balanced Strategy Fund	$14,069,137	$(14,069,137)
Diversified Equity Strategy Fund	999,216	(999,216)
Diversified Income Strategy Fund	64,720	(64,720)
Growth & Income Strategy Fund	6,983,454	(6,983,454)

The permanent differences are attributable to the tax treatment of distributions.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2008 were as follows:

	Purchases	Sales
Balanced Strategy Fund	$241,676,473	$195,417,827
Diversified Equity Strategy Fund	68,116,483	3,886,488
Diversified Income Strategy Fund	33,249,719	13,085,138
Growth & Income Strategy Fund	143,463,064	46,648,416

There were no purchases or sales of U.S. Government securities for the fiscal year ended November 30, 2008.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based

74

Notes to Financial Statements (continued)

plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

9. INVESTMENT RISKS

The Funds investments are each concentrated in the Underlying Funds and, as a result, a Fund's performance is directly related to the Underlying Fund's performance. Each Fund's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund's particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds' investments and the net asset values of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Balanced Strategy Fund, Diversified Income Strategy Fund, and Growth & Income Strategy Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to an Underlying Fund, a risk that is greater with high yield bonds in which one or more of the Underlying Funds may invest. Some issuers, particularly of high yield bonds (sometimes called "junk bonds"), may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund's assessment of market conditions or companies held in the

75

Notes to Financial Statements (continued)

Underlying Fund is wrong, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Diversified Income Strategy Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with debt securities. Similarly, since the Diversified Equity Strategy Fund will be invested entirely in equity funds and the Growth & Income Strategy Fund will be more heavily invested in equity funds than fixed income funds, they will be more affected by the risks associated with stocks and other equity investments. Given the Balanced Strategy Fund's more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

These factors can affect each Fund's performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

BALANCED STRATEGY FUND

	Year Ended November 30, 2008		Year Ended November 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	23,899,617	$240,003,174	17,911,550	$217,119,349
Converted from Class B*	318,551	3,246,557	533,494	6,461,368
Reinvestment of distributions	8,994,546	98,975,162	5,224,265	62,501,265
Shares reacquired	(27,242,008)	(266,113,732)	(15,189,929)	(184,331,552)
Increase	5,970,706	$76,111,161	8,479,380	$101,750,430
Class B Shares
Shares sold	2,173,381	$22,101,680	1,913,264	$23,131,992
Reinvestment of distributions	775,556	8,578,293	472,641	5,635,361
Shares reacquired	(2,762,176)	(27,514,065)	(1,661,281)	(20,146,814)
Converted to Class A*	(319,030)	(3,246,557)	(534,331)	(6,461,368)
Increase (decrease)	(132,269)	$(80,649)	190,293	$2,159,171
Class C Shares
Shares sold	5,109,657	$52,502,746	5,315,693	$64,117,266
Reinvestment of distributions	1,102,587	12,136,539	543,321	6,473,424
Shares reacquired	(5,112,758)	(50,167,906)	(2,836,675)	(34,350,154)
Increase	1,099,486	$14,471,379	3,022,339	$36,240,536
Class F Shares
Shares sold	209,519	$2,202,396	836	$10,025
Reinvestment of distributions	2,691	25,180	4	50
Shares reacquired	(35,203)	(305,759)	-	-
Increase	177,007	$1,921,817	840	$10,075
Class I Shares
Shares sold	55,437	$564,911	45,993	$558,849
Reinvestment of distributions	8,533	93,097	4,327	51,838
Shares reacquired	(61,117)	(683,346)	(6,206)	(75,198)
Increase (decrease)	2,853	$(25,338)	44,114	$535,489

76

Notes to Financial Statements (continued)

	Year Ended November 30, 2008		Year Ended November 30, 2007
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	160,751	$1,648,165	511,249	$6,122,146
Reinvestment of distributions	69,031	758,913	26,593	318,428
Shares reacquired	(248,241)	(2,489,185)	(136,514)	(1,653,681)
Increase (decrease)	(18,459)	$(82,107)	401,328	$4,786,893
			Period Ended November 30, 2007†
Class R2 Shares
Shares sold	2	$15	834	$10,000
Reinvestment of distributions	82	906	3	42
Increase	84	$921	837	$10,042
Class R3 Shares
Shares sold	122,493	$1,218,252	835	$10,017
Reinvestment of distributions	1,313	12,647	4	43
Shares reacquired	(69,118)	(649,569)	-	-
Increase	54,688	$581,330	839	$10,060
DIVERSIFIED EQUITY STRATEGY FUND
	Year Ended November 30, 2008		Year Ended November 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,330,863	$58,975,943	1,931,903	$33,625,334
Converted from Class B*	1,872	27,610	549	9,797
Reinvestment of distributions	105,491	1,838,644	9,211	150,971
Shares reacquired	(875,092)	(12,642,498)	(215,633)	(3,796,880)
Increase	3,563,134	$48,199,699	1,726,030	$29,989,222
Class B Shares
Shares sold	276,948	$4,218,983	280,269	$4,835,686
Reinvestment of distributions	13,157	228,150	962	15,718
Shares reacquired	(77,762)	(1,083,934)	(25,286)	(443,495)
Converted to Class A*	(1,889)	(27,610)	(553)	(9,797)
Increase	210,454	$3,335,589	255,392	$4,398,112
Class C Shares
Shares sold	1,100,320	$16,420,613	893,588	$15,505,601
Reinvestment of distributions	38,380	664,738	1,283	20,978
Shares reacquired	(352,355)	(4,910,850)	(31,374)	(548,530)
Increase	786,345	$12,174,501	863,497	$14,978,049
			Period Ended November 30, 2007†
Class F Shares
Shares sold	4,519	$71,440	541.665	$10,037
Reinvestment of distributions	27	467	-	-
Increase	4,546	$71,907	541.665	$10,037

*  Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

†  For the period September 28, 2007 (commencement of investment operations) to November 30, 2007.

77

Notes to Financial Statements (continued)

			Year Ended November 30, 2007
Class I Shares
Shares sold	52,248	$911,157	10,265	$182,846
Reinvestment of distributions	3,214	56,180	188	3,086
Shares reacquired	(49,696)	(541,849)	(1,433)	(26,470)
Increase	5,766	$425,488	9,020	$159,462
Class P Shares
Shares sold	2,685	$41,162	16,909	$287,424
Reinvestment of distributions	236	4,138	6	92
Shares reacquired	(1,762)	(20,226)	(11,828)	(208,730)
Increase	1,159	$25,074	5,087	$78,786
			Period Ended November 30, 2007†
Class R2 Shares
Shares sold	1	$12	539.665	$10,000
Reinvestment of distributions	26	460	-	-
Increase	27	$472	539.665	$10,000
Class R3 Shares
Shares sold	8,915	$136,401	539.720	$10,001
Reinvestment of distributions	26	461	-	-
Shares reacquired	(5,271)	(79,064)	-	-
Increase	3,670	$57,798	539.720	$10,001
DIVERSIFIED INCOME STRATEGY FUND
	Year Ended November 30, 2008		Year Ended November 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,287,225	$31,156,625	2,530,785	$40,063,710
Converted from Class B*	10,927	152,693	3,403	53,405
Reinvestment of distributions	299,146	4,104,782	140,231	2,207,944
Shares reacquired	(1,537,425)	(20,302,388)	(571,744)	(8,994,714)
Increase	1,059,873	$15,111,712	2,102,675	$33,330,345
Class B Shares
Shares sold	183,434	$2,596,548	245,763	$3,921,615
Reinvestment of distributions	21,411	297,295	9,303	147,485
Shares reacquired	(167,661)	(2,260,150)	(51,743)	(822,771)
Converted to Class A*	(10,844)	(152,693)	(3,379)	(53,405)
Increase	26,340	$481,000	199,944	$3,192,924
Class C Shares
Shares sold	731,282	$10,120,488	805,775	$12,865,507
Reinvestment of distributions	67,831	938,326	25,649	406,942
Shares reacquired	(523,589)	(7,127,556)	(206,175)	(3,268,900)
Increase	275,524	$3,931,258	625,249	$10,003,549

*  Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

†  For the period September 28, 2007 (commencement of investment operations) to November 30, 2007.

78

Notes to Financial Statements (continued)

			Period Ended November 30, 2007†
Class F Shares
Shares sold	21,637	$306,640	634	$10,032
Reinvestment of distributions	311	3,949	6	89
Shares reacquired	(12,706)	(175,813)	-	-
Increase	9,242	$134,776	640	$10,121
			Year Ended November 30, 2007
Class I Shares
Shares sold	1,719	$22,301	7,613	$120,251
Reinvestment of distributions	495	6,831	264	4,140
Shares reacquired	(2,206)	(30,253)	(3,841)	(60,812)
Increase (decrease)	8	$(1,121)	4,036	$63,579
Class P Shares
Shares sold	535	$6,965	576.75	$9,150
Reinvestment of distributions	50	702	17.68	280
Shares reacquired	(475)	(5,664)	(63.98)	(1,001)
Increase	110	$2,003	530.45	$8,429
			Period Ended November 30, 2007†
Class R2 Shares
Shares sold	-	$-	633.716	$10,025
Reinvestment of distributions	46	635	5.114	80
Increase	46	$635	638.830	$10,105
Class R3 Shares
Shares sold	9,375	$132,576	634	$10,027
Reinvestment of distributions	383	4,969	5	82
Shares reacquired	(163)	(2,289)	-	-
Increase	9,595	$135,256	639	$10,109
GROWTH & INCOME STRATEGY FUND
	Year Ended November 30, 2008		Year Ended November 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,215,370	$127,567,351	7,120,415	$129,230,003
Converted from Class B*	21,934	339,284	22,830	417,019
Reinvestment of distributions	1,412,978	23,878,847	269,374	4,759,894
Shares reacquired	(4,869,580)	(70,352,499)	(1,664,539)	(30,184,462)
Increase	4,780,702	$81,432,983	5,748,080	$104,222,454
Class B Shares
Shares sold	752,548	$11,651,108	620,478	$11,190,086
Reinvestment of distributions	110,130	1,862,810	17,713	308,942
Shares reacquired	(404,301)	(5,789,188)	(133,278)	(2,405,604)
Converted to Class A*	(22,060)	(339,284)	(22,944)	(417,019)
Increase	436,317	$7,385,446	481,969	$8,676,405

*  Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

†  For the period September 28, 2007 (commencement of investment operations) to November 30, 2007.

79

Notes to Financial Statements (continued)

	Year Ended November 30, 2008		Year Ended November 30, 2007
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	1,994,020	$31,056,593	2,169,178	$39,086,715
Reinvestment of distributions	306,974	5,194,548	43,437	759,402
Shares reacquired	(1,279,373)	(18,708,685)	(484,762)	(8,731,802)
Increase	1,021,621	$17,542,456	1,727,853	$31,114,315
			Period Ended November 30, 2007†
Class F Shares
Shares sold	5,509	$88,814	528.316	$10,038
Reinvestment of distributions	126	1,967	-	-
Shares reacquired	(870)	(10,583)	-	-
Increase	4,765	$80,198	528.316	$10,038
			Year Ended November 30, 2007
Class I Shares
Shares sold	7,367	$122,925	12,314	$227,079
Reinvestment of distributions	1,805	30,434	1,850	32,755
Shares reacquired	(62,073)	(1,104,862)	(1,654)	(29,298)
Increase (decrease)	(52,901)	$(951,503)	12,510	$230,536
Class P Shares
Shares sold	172	$2,591	212	$3,831
Reinvestment of distributions	154	2,633	41	717
Shares reacquired	(194)	(3,314)	(37)	(634)
Increase	132	$1,910	216	$3,914
			Period Ended November 30, 2007†
Class R2 Shares
Shares sold	2	$13	526.316	$10,000
Reinvestment of distributions	46	783	-	-
Increase	48	$796	526.316	$10,000
Class R3 Shares
Shares sold	15,708	$254,137	526.370	$10,001
Reinvestment of distributions	236	3,598	-	-
Shares reacquired	(1,376)	(20,175)	-	-
Increase	14,568	$237,560	526.370	$10,001

*  Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

†  For the period September 28, 2007 (commencement of investment operations) to November 30, 2007.

80

Notes to Financial Statements (concluded)

11. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective May 31, 2008, the Funds adopted FIN 48. The adoption of FIN 48 did not result in a material impact on the Funds' net assets, results of operations and financial statement disclosures. The Funds file U.S. federal and various state tax returns. No income tax returns are currently under examination. The Funds' U.S. federal tax returns remain open 2005 through 2007 tax year ends.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), which is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund's financial statements and disclosures.

81

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Lord Abbett Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Diversified Income Strategy Fund, and Lord Abbett Growth & Income Strategy Fund, four of the portfolios constituting the Lord Abbett Investment Trust (the "Trust"), as of November 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Diversified Income Strategy Fund, and Lord Abbett Growth & Income Strategy Fund of the Lord Abbett Investment Trust as of November 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
January 28, 2009

82

Investments In Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. As of November 30, 2008 each Fund's long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	24.56%
Lord Abbett Research Fund, Inc. – America's Value Fund – Class I	15.80%
Lord Abbett Bond Debenture Fund, Inc. – Class I	14.18%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2.20%
Lord Abbett Investment Trust – High Yield Fund – Class I	14.71%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5.44%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	4.36%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class I	10.69%
Lord Abbett Investment Trust – Total Return Fund – Class I	8.06%

Diversified Equity Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	15.96%
Lord Abbett Securities Trust – All Value Fund – Class I	10.29%
Lord Abbett Developing Growth Fund, Inc – Class I	5.18%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	9.97%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	11.63%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	7.60%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class I	19.72%
Lord Abbett Large Cap Growth Fund – Class I	9.46%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	10.19%

Diversified Income Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	2.69%
Lord Abbett Research Fund, Inc. – America's Value Fund – Class I	27.66%
Lord Abbett Bond Debenture Fund, Inc. – Class I	13.22%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	1.93%
Lord Abbett Investment Trust – High Yield Fund – Class I	39.17%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	5.18%
Lord Abbett Investment Trust – Total Return Fund – Class I	10.15%

Growth & Income Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	10.13%
Lord Abbett Securities Trust – All Value Fund – Class I	10.53%
Lord Abbett Research Fund, Inc. – America's Value Fund – Class I	8.52%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2.15%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	2.41%
Lord Abbett Investment Trust – High Yield Fund – Class I	19.61%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	14.75%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	4.35%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	4.44%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class I	15.53%
Lord Abbett Large Cap Growth Fund – Class I	2.42%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	5.16%

83

Investments In Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of November 30, 2008, for each Underlying Fund are presented below. Each Underlying Fund's Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund's portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund's first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	5.34%
Bank of New York Mellon Corp. (The)	5.30%
Wells Fargo & Co.	4.41%
Merrill Lynch & Co., Inc.	3.72%
Archer Daniels Midland Co.	3.47%
General Electric Co.	3.32%
Exxon Mobil Corp.	3.12%
Delta Air Lines, Inc.	2.47%
Goldman Sachs Group, Inc. (The)	2.40%
Wal-Mart Stores, Inc.	2.37%
Holdings by Sector*	% of Investments
Auto & Transportation	2.47%
Consumer Discretionary	15.11%
Consumer Staples	6.22%
Financial Services	39.66%
Healthcare	10.20%
Integrated Oils	5.43%
Materials & Processing	5.96%
Other	4.89%
Other Energy	3.42%
Utilities	6.53%
Short-Term Investment	0.11%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – All Value Fund

Ten Largest Holdings	% of Investments
Archer Daniels Midland Co.	6.14%
Schering-Plough Corp.	3.57%
Pactiv Corp.	3.27%
Amgen, Inc.	2.83%
Kroger Co. (The)	2.81%
Abbott Laboratories	2.77%
DaVita, Inc.	2.74%
Bank of New York Mellon Corp. (The)	2.46%
Cullen/Frost Bankers, Inc.	2.45%
JPMorgan Chase & Co.	2.21%

84

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto & Transportation	4.87%
Consumer Discretionary	6.50%
Consumer Staples	5.11%
Financial Services	15.03%
Healthcare	18.75%
Integrated Oils	2.04%
Materials & Processing	17.89%
Other	4.58%
Other Energy	7.12%
Producer Durables	7.51%
Technology	4.25%
Utilities	4.02%
Short-Term Investment	2.33%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – America's Value Fund

Ten Largest Holdings	% of Investments
AT&T, Inc.	3.13%
Kraft Foods, Inc. Class A	2.95%
Bristol-Myers Squibb Co.	2.70%
Chevron Corp.	2.52%
Pfizer, Inc.	2.39%
Qwest Communications International, Inc.	2.17%
Ameren Corp.	1.85%
Federal National Mortgage Assoc., 6.00%, 10/1/2037	1.81%
EOG Resources, Inc.	1.81%
EMBARQ Corp.	1.70%
Holdings by Sector*	% of Investments
Consumer Discretionary	4.00%
Consumer Staples	15.83%
Energy	10.65%
Financials	20.27%
Healthcare	14.13%
Industrials	4.96%
Information Technology	3.50%
Materials	4.11%
Telecommunications Services	10.86%
Utilities	11.15%
Short-Term Investment	0.54%
Total	100.00%

*A sector may comprise several industries.

85

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
Qwest Capital Funding, Inc., 7.90%, 8/15/2010	1.29%
Federal National Mortgage Assoc., 6.00%, 4/1/2036	1.01%
Edison Mission Energy, 7.00%, 5/15/2017	1.00%
Cincinnati Bell, Inc., 8.375%, 1/15/2014	0.89%
Allied Waste North America, Inc., 7.25%, 3/15/2015	0.85%
Federal National Mortgage Assoc., 6.00%, 2/1/2037	0.81%
Federal Home Loan Mortgage Corp., 5.125%, 4/18/2011	0.75%
Federal National Mortgage Assoc., 6.00%, 11/1/2034	0.75%
Allbritton Communications Co., 7.75%, 12/15/2012	0.71%
Mediacom Communications Corp., 9.50%, 1/15/2013	0.71%
Holdings by Sector*	% of Investments
Agency	1.29%
Banking	1.85%
Basic Industry	7.09%
Brokerage	0.25%
Capital Goods	7.50%
Consumer Cyclical	3.85%
Consumer Non-Cyclical	7.15%
Energy	11.35%
Finance & Investment	1.70%
Government Guaranteed	1.73%
Insurance	0.89%
Media	5.44%
Mortgage Backed	14.89%
Services Cyclical	7.20%
Services Non-Cyclical	6.60%
Technology & Electronics	4.43%
Telecommunications	6.05%
Utilities	9.33%
Short-Term Investment	1.41%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Phase Forward, Inc.	2.20%
Strayer Education, Inc.	2.09%
Alexion Pharmaceuticals, Inc.	2.07%
Masimo Corp.	1.99%
Illumina, Inc.	1.82%
Netflix, Inc.	1.75%
FTI Consulting, Inc.	1.73%
K12, Inc.	1.70%
Thoratec Corp.	1.67%
Myriad Genetics, Inc.	1.65%

86

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto & Transportation	4.54%
Consumer Discretionary	21.06%
Consumer Staples	2.25%
Financial Services	5.42%
Healthcare	26.79%
Materials & Processing	4.44%
Other Energy	5.88%
Producer Durables	5.66%
Technology	18.43%
Utilities	1.22%
Short-Term Investment	4.31%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
Alltel Communications, Inc. Term Loan B2, 5.316%-5.566%, 5/16/2015	1.87%
Centennial Communications Corp. New Term Loan, 3.436%-5.762%, 2/9/2011	1.56%
Wm. Wrigley Jr. Co., 7.50%, 10/6/2014	1.54%
Mylan Laboratories, Inc. New Term Loan B, 6.625%-7.063%, 10/2/2014	1.33%
MCC IOWA LLC Term Loan E, 6.50%-7.50%, 1/3/2016	1.23%
Dean Foods Co. Term Loan, 1.00%, 4/2/2014	1.23%
HCA, Inc. Term Loan B, 6.012%, 11/17/2013	1.23%
Atlantic Broadband Finance LLC Term Loan B2, 6.02%, 8/10/2012	1.19%
Biomet, Inc. Term Loan B, 6.762%, 3/25/2015	1.18%
Itron, Inc. Term Loan B, 3.19%, 4/18/2014	1.13%
Holdings by Sector*	% of Investments
Aerospace	1.72%
Chemicals	3.44%
Consumer Non-Durables	1.31%
Energy	4.74%
Financial	2.41%
Food/Tobacco	4.58%
Forest Products	4.28%
Gaming/Leisure	3.01%
Healthcare	12.75%
Housing	0.21%
Information Technology	3.44%
Manufacturing	5.20%
Media/Telecom	23.83%
Metals/Minerals	2.77%
Retail	1.42%
Service	3.42%
Transportation	4.15%
Utility	2.88%
Short-Term Investments	14.44%
Total	100.00%

*A sector may comprise several industries.

87

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Northern Trust Corp.	2.17%
Church & Dwight Co., Inc.	1.89%
ITC Holdings Corp.	1.79%
T. Rowe Price Group, Inc.	1.77%
Express Scripts, Inc.	1.77%
PPL Corp.	1.60%
McAfee, Inc.	1.53%
American Tower Corp. Class A	1.45%
Kohl's Corp.	1.38%
Flowers Foods, Inc.	1.35%
Holdings by Sector*	% of Investments
Auto & Transportation	1.12%
Consumer Discretionary	22.40%
Consumer Staples	8.59%
Financial Services	8.66%
Healthcare	17.98%
Integrated Oils	0.84%
Materials & Processing	5.98%
Other	1.07%
Other Energy	7.02%
Producer Durables	6.68%
Technology	12.41%
Utilities	4.50%
Short-Term Investment	2.75%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
HCA, Inc., 9.125%, 11/15/2014	3.28%
El Paso Corp., 8.05%, 10/15/2030	1.93%
L-3 Communications Corp., 6.125%, 1/15/2014	1.92%
Nordic Telephone Holdings Co., 8.875%, 5/1/2016	1.89%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	1.87%
Inergy Finance LP, 8.25%, 3/1/2016	1.80%
Edison Mission Energy, 7.75%, 6/15/2016	1.79%
Ball Corp., 6.625%, 3/15/2018	1.53%
Windstream Corp., 8.125%, 8/1/2013	1.51%
Mediacom Communications Corp., 9.50%, 1/15/2013	1.50%

88

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Agency	0.02%
Asset Backed	0.49%
Banking	0.43%
Basic Industry	10.01%
Capital Goods	10.08%
Consumer Cyclical	6.52%
Consumer Non-Cyclical	6.37%
Energy	14.12%
Finance & Investment	0.48%
Insurance	0.24%
Media	5.82%
Services Cyclical	9.44%
Services Non-Cyclical	10.14%
Technology & Electronics	2.01%
Telecommunications	12.04%
Utility	8.97%
Short-Term Investment	2.82%
Total	100.00%

*A sector may comprise several industries

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
KDDI Corp.	2.79%
Deutsche Telekom AG	2.38%
East Japan Railway Co.	2.29%
France Telecom SA	2.23%
Nestle SA	2.18%
BAE Systems plc	2.12%
Fresenius Medical Care AG & Co. KGaA	2.08%
Nippon Telegraph & Telephone Corp.	1.91%
Diageo plc	1.88%
Delhaize Group	1.88%
Holdings by Sector*	% of Investments
Consumer Discretionary	5.91%
Consumer Staples	18.22%
Energy	4.08%
Financials	15.55%
Healthcare	10.48%
Industrials	10.95%
Information Technology	6.52%
Materials	3.78%
Telecommunication Services	11.31%
Utilities	6.44%
Short-Term Investment	6.76%
Total	100.00%

*A sector may comprise several industries.

89

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Bell Aliant Regional Communications Income Fund Unit	2.89%
Deutsche Telekom AG	2.75%
Imperial Tobacco Group plc	2.68%
Vodafone Group plc	2.35%
France Telecom SA	2.32%
GlaxoSmithKline plc ADR	2.30%
Enel SpA	2.19%
OPAP SA	2.07%
Man Group plc	1.98%
Vivendi SA	1.93%
Holdings by Sector*	% of Investments
Auto	1.45%
Basic Industry	2.68%
Consumer Cyclical	2.07%
Consumer Discretionary	3.39%
Consumer Services	7.51%
Consumer Staples	7.50%
Energy	1.07%
Financial Services	20.12%
Healthcare	7.41%
Integrated Oils	5.94%
Materials & Processing	2.24%
Other	3.96%
Producer Durables	3.75%
Technology	2.66%
Telecommunications	13.50%
Transportation	3.19%
Utilities	8.64%
Short-Term Investment	2.92%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Fresenius Medical Care AG & Co. ADR	2.90%
Gerresheimer AG	2.65%
Davide Campari-Milano SpA	2.33%
FP Corp.	2.31%
Enagas SA	2.25%
Nitori Co., Ltd.	2.21%
Babcock International Group plc	2.20%
Hera SpA	2.20%
Okinawa Cellular Telephone Co.	2.08%
Cobham plc	2.06%

90

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Basic Materials	12.29%
Consumer Cyclical	7.98%
Consumer Non-Cyclical	10.61%
Diversified Financials	4.28%
Energy	6.99%
Healthcare	10.14%
Industrial Goods & Services	14.94%
Non-Property Financials	5.58%
Property & Property Services	2.59%
Technology	6.04%
Telecommunications	2.08%
Transportation	3.93%
Utilities	6.47%
Short-Term Investment	6.08%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Large Cap Core Fund

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	3.80%
Wal-Mart Stores, Inc.	3.08%
Procter & Gamble Co. (The)	2.74%
Monsanto Co.	2.73%
AT&T, Inc.	2.65%
JPMorgan Chase & Co.	2.41%
Microsoft Corp.	2.21%
Wells Fargo & Co.	2.08%
Aon Corp.	2.03%
Activision Blizzard, Inc.	1.86%
Holdings by Sector*	% of Investments
Auto & Transportation	0.94%
Consumer Discretionary	9.63%
Consumer Staples	14.89%
Financial Services	15.14%
Healthcare	14.19%
Integrated Oil	7.05%
Materials & Processing	5.80%
Other	1.37%
Other Energy	2.12%
Producer Durables	4.16%
Technology	11.68%
Utilities	8.69%
Short-Term Investment	4.34%
Total	100.00%

*A sector may comprise several industries.

91

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Large Cap Growth Fund

Ten Largest Holdings	% of Investments
Wal-Mart Stores, Inc.	4.33%
McDonald's Corp.	3.52%
Gilead Sciences, Inc.	3.32%
Microsoft Corp.	3.02%
Genzyme Corp.	3.02%
Apple, Inc.	2.89%
General Mills, Inc.	2.78%
International Business Machines Corp.	2.47%
Celgene Corp.	2.25%
Oracle Corp.	2.19%
Holdings by Sector*	% of Investments
Auto & Transportation	1.11%
Consumer Discretionary	15.28%
Consumer Staples	11.79%
Financial Services	8.20%
Healthcare	20.06%
Integrated Oils	2.06%
Materials & Processing	3.06%
Other	0.76%
Other Energy	5.28%
Producer Durables	5.80%
Technology	20.90%
Utilities	0.74%
Short-Term Investment	4.96%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
Federal Home Loan Mortgage Corp., 5.00%, TBA	7.52%
Federal Home Loan Mortgage Corp., 5.50%, TBA	4.82%
Federal National Mortgage Assoc., 5.50%, 11/1/2036	2.89%
Federal Home Loan Mortgage Corp., 6.00%, TBA	2.59%
Federal National Mortgage Assoc., 3.875%, 7/12/2013	2.14%
Federal National Mortgage Assoc.,4.625%, 10/15/2013	1.76%
Federal Home Loan Mortgage Corp., 5.00%, 10/1/2020	1.21%
Federal National Mortgage Assoc., 5.50%%, 1/1/2036	1.19%
Morgan Stanley, 3.25%, 12/1/2011	1.03%
Federal Home Loan Bank, 5.50%, 8/13/2014	0.97%

92

Investments In Underlying Funds (unaudited)(continued)

Credit Rating	% of Investments
AAA	79.89%
AA	0.24%
AA-	1.87%
A+	0.97%
A	0.54%
A-	1.71%
BBB+	2.47%
BBB	2.43%
BBB-	1.87%
BB+	0.33%
BB	0.55%
BB-	0.58%
B+	0.23%
B	0.25%
B-	0.38%
CCC+	0.29%
CCC	0.05%
CCC-	0.07%
NR	0.06%
U.S. Treasury	1.22%
Short-Term Investments	4.00%
Total	100.00%

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
HCC Insurance Holdings, Inc.	2.67%
Carlisle Cos., Inc.	2.56%
Alliant Techsystems, Inc.	2.50%
J.M. Smucker Co. (The)	2.17%
Pactiv Corp.	2.13%
Wisconsin Energy Corp.	2.12%
Pantry, Inc. (The)	2.12%
Silgan Holdings, Inc.	2.07%
Cullen/Frost Bankers, Inc.	1.90%
Fiserv, Inc.	1.84%
Holdings by Sector*	% of Investments
Auto & Transportation	5.22%
Consumer Discretionary	6.67%
Consumer Staples	2.83%
Financial Services	19.76%
Healthcare	10.09%
Materials & Processing	13.38%
Other	4.08%
Other Energy	4.61%
Producer Durables	6.75%
Technology	10.55%
Utilities	7.97%
Short-Term Investment	8.09%
Total	100.00%

*A sector may comprise several industries.

93

Basic Information About Management

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Trust's investment adviser.

Interested Directors

The following Trustees are partners of Lord Abbett and are "interested persons" of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 52* portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993, and Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996 - 2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).	N/A

Independent Trustees

The following independent or outside Trustees ("Independent Trustees") are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 52* portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994	Managing General Partner, Bigelow Media, LLC (since 2000), Senior Adviser, Time Warner Inc. (1998 - 2000), Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998), President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997).	Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998).

* Effective as of the close of business on December 10, 2008, there are 53 portfolios or series.

94

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. (since 1991) and Interstate Bakeries Corp. (since 1991).

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998), Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc., a health benefits company (since 1994) and Lend Lease Corporation Limited (since 2005).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000	Advisor of One Equity Partners, a private equity firm (since 2004), Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003), Chairman of Warburg Dillon Read, an investment bank (1999 -2001), Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999), Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996), President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc. (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

95

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996 - 2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).

Robert P. Fetch (1953)	Executive Vice President	Elected in 2007	Partner and Director, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 1998	Partner and Chief Investment Officer, formerly Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Michael S. Goldstein (1968)	Executive Vice President	Elected in 1999	Partner and Portfolio Manager, joined Lord Abbett in 1997.

Robert A. Lee (1969)	Executive Vice President	Elected in 1998	Partner and Director, joined Lord Abbett in 1997.

Maren Lindstrom (1962)	Executive Vice President	Elected in 2003	Partner and Portfolio Manager, joined Lord Abbett in 2000.

Andrew H. O'Brien (1973)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Charles P. Massare, Jr. (1948)	Executive Vice President	Elected in 2005	Partner and Director of Risk Management; joined Lord Abbett in 1998.

Elizabeth O. MacLean (1966)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 2006, formerly Managing Director/Portfolio Manager at Nomura Corporate Research and Asset Management, Inc. (2000 - 2006).

96

Basic Information About Management (continued)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Harold E. Sharon (1960)	Executive Vice President	Elected in 2005	Partner and Director, joined Lord Abbett in 2003, formerly Financial Industry Consultant for venture capitalist (2001 - 2003).

Christopher J. Towle (1957)	Executive Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1987.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004, formerly Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002 - 2003).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Jerald M. Lanzotti (1967)	Vice President	Elected in 2003	Partner and Portfolio Manager, joined Lord Abbett in 1996.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006, formerly attorney at Morgan, Lewis & Bockius LLP (2005 - 2006), and Stradley Ronon Stevens & Young, LLP (2000 - 2005).

Walter H. Prahl (1958)	Vice President	Elected in 1998	Partner and Director, joined Lord Abbett in 1997.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007, formerly Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

97

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Bernard J. Grzelak (1971)	Treasurer	Elected in 2006	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the Statement of Additional Information ("SAI"), which contains further information about the Trust's Trustees. It is available free upon request.

98

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

Tax Information

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and the qualified dividend income (QDI) for individual shareholders.

Fund Name	DRD	QDI
Balanced Strategy Fund	21.33%	28.26%
Diversified Equity Strategy Fund	30.46	39.58
Diversified Income Strategy Fund	13.31	16.27
Growth & Income Strategy Fund	13.93	24.57

Additionally, of the distributions paid to shareholders during the fiscal year ended November 30, 2008, the following amounts represent short-term and long-term capital gains:

Fund Name	Short-term Capital Gains	Long-terms Capital Gains
Balanced Strategy Fund	$6,176,091	$55,744,966
Diversified Equity Strategy Fund	431,353	2,066,780
Diversified Income Strategy Fund	247,920	487,131
Growth & Income Strategy Fund	6,275,292	16,553,942

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LASAF-2-1108

(01/09)

Lord Abbett Investment Trust

Lord Abbett Balanced Strategy Fund

Lord Abbett Diversified Equity Strategy Fund

Lord Abbett Diversified Income Strategy Fund

Lord Abbett Growth & Income Strategy Fund

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by:

LORD ABBETT DISTRIBUTOR LLC

2008
LORD ABBETT ANNUAL REPORT

Lord Abbett

Convertible Fund

Floating Rate Fund

High Yield Fund

Income Fund

Short Duration Income Fund

For the fiscal year ended November 30, 2008

Lord Abbett Investment Trust
Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, and Short Duration Income Fund

Annual Report

For the fiscal year ended November 30, 2008

Dear Shareholders: We are pleased to provide you with this overview of the Funds' performance for the fiscal year ended November 30, 2008. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the fiscal year ended November 30, 2008?

A: The past 12-month period saw extreme volatility across all markets, as the credit crisis continued to accelerate and large financial institutions collapsed or came close to collapsing. In response to the crisis, policymakers acted aggressively in unconventional and unprecedented actions. Since November 2007, the fed funds rate has been lowered seven times, from 4.50% to 1.00%, and the Federal Reserve Board's (the Fed) balance sheet expanded, from around $800 billion to nearly $2.2 trillion. Policymakers took aggressive steps, including coordinated rate cuts, capital infusions into banks, further development of the Troubled Asset Relief Program (TARP), and the establishment of a commercial paper funding facility.

The explosive nature in the market and fears of future market movements and continued subprime fallout led investors to avoid riskier assets. In

December 2008, the National Bureau of Economic Research officially stated that the U.S. economy has fallen into a recession. Preliminary estimates of third calendar quarter 2008 GDP revealed a decrease of 0.5%, and a wide range of indicators pointed to fourth calendar quarter 2008 GDP declining by as much as almost 2.9%. In the third calendar quarter of 2008, convertibles delivered significantly greater downside than the S&P 500® Index.1 The Merrill Lynch All Convertible Index2 fell 17.56% in the third calendar quarter, while the S&P 500® Index fell 8.37%.

Amid the credit markets, the Barclays Capital [formerly Lehman Brothers] U.S. Aggregate Bond Index3 was up 1.74%, compared to the Merrill Lynch High Yield Master II Constrained Index,4 which lost 30.77% in the 12-month period. In the high-yield bond market, higher credit quality bonds outperformed lower credit quality bonds. Specifically, the Merrill Lynch U.S. High Yield BB-Rated Index5 did best, with a negative total return of 23.86%, followed by the Merrill Lynch U.S. High Yield B-Rated Index,5 down 32.21%, and the Merrill Lynch U.S. High Yield CCC-Rated Index5 losing 44.80%.

Spreads widened significantly over the 12-month period, with the Merrill Lynch High Yield Master II Constrained Index spread-to-worst ending November at 1,936 basis points (bps) from 571 bps a year ago.

Lord Abbett Convertible Fund

Q: How did the Convertible Fund perform during the fiscal year ended November 30, 2008?

A: The Fund returned -35.49%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Merrill Lynch All Convertible Index, which returned -39.76% in the same period.

Q: What were the most significant factors affecting performance?

A: Contributing to the Fund's performance relative to its benchmark were Chesapeake Energy Corp., an oil and natural gas exploration and production company; SINA Corp., an online media company, and Sciele Pharma, Inc., a pharmaceutical firm specializing in cardiovascular, diabetes, women's health, and pediatrics prescription products. Among sectors contributing to performance, consumer discretionary and financials were the top performers relative to the benchmark.

Detracting from the Fund's performance relative to its benchmark were ABB Ltd., a power and automation technology group and Nestle, the world's largest food producer, both structured notes. Also detracting from performance were the bonds of Lehman Brothers Holdings, Inc., a recently bankrupt financial services corporation. Among sectors detracting from performance, industrials and consumer staples were the bottom performers relative to the benchmark.

Lord Abbett Floating Rate Fund*

(* The Fund commenced operations on December 14, 2007 and investment performance began on December 31, 2007)

Q: How did the Fund perform during the 11-month period ended November 30, 2008?

A: The Fund returned -20.40%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Credit Suisse Leveraged Loan Index,6 which returned -25.95% in the same period.

Q: What were the most significant factors affecting performance?

A: The Fund's relative performance benefited from loan selection. None of the sectors represented in the portfolio contributed to performance in the period.

Among the individual holdings contributing to performance were gaming holding Fontainebleau Las Vegas, LLC, a hotel/casino development; wireless communications holding Alltel Communications, a wireless communications network operator; telecommunications holding Verizon Wireless Capital LLC, which operates a special purpose finance subsidiary to facilitate the offering of debt securities; healthcare holding HCA Inc., a hospital operator; and energy holding Kinder Morgan Energy Partners LP, an operator of natural gas pipelines.

On a sector basis, the largest detractors from performance relative to the benchmark were the automotive, diversified media, healthcare, and manufacturing sectors.

The most significant individual holdings detracting from performance were diversified media holding Idearc Inc., a publisher of directories; automotive holdings Ford Motor Co., a manufacturer of cars and trucks, and Lear Corp., a supplier of automotive interior systems and components; broadcasting holding Univision Communications Inc., a Spanish-language media company; and manufacturing holding Veyance Technologies Inc., a manufacturer of engineered rubber products.

Lord Abbett High Yield Fund

Q: How did the Fund perform during the fiscal year ended November 30, 2008?

A: The Fund returned -27.59%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Merrill Lynch High Yield Master II Constrained Index, which returned -30.77% in the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributors to the Fund's performance in the fiscal year were the building and construction, asset-backed securities, and investments and miscellaneous financial services sectors. Among the individual credits adding to performance were electric-integrated company PSEG Energy Holdings, Inc., a holding company for two of Public Service Enterprise Group's unregulated businesses; financials holding GS Mortgage Securities Corp. II, an issuer of asset-backed securities; and telecommunications holding Rural Cellular Corp., which delivers wireless communications.

Detracting from the Fund's relative performance were the gaming, printing and publishing, and media/broadcast sectors. Among the individual holdings that detracted from performance were printing and publishing holding Idearc Inc., a publisher of directories; media/broadcast company Univision Communications Inc., a Spanish-language media company; and chemical holding Ineos Group Holdings plc, a manufacturer of specialty and intermediate chemicals.

Lord Abbett Income Fund

Q: How did the Fund perform during the fiscal year ended November 30, 2008?

A: The Fund returned -15.52%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays Capital [formerly Lehman Brothers] Baa U.S. Corporate Bond Index,7 which returned -13.88% in the same period.

Q: What were the most significant factors affecting performance?

A: The primary factor undercutting performance relative to the benchmark was the Fund's position in high yield bonds. As the economic situation worsened, the high-yield sector suffered to a greater degree than the investment-grade sector, as a flight to quality continued to motivate investors to avoid credit risk. The Fund's holdings of commercial mortgage-backed securities (CMBS) also hurt performance. Although the Fund only held 'AAA' rated issues, its position in these securities detracted from performance as valuations worsened in the midst of a diminishing investor appetite for risk and concern that the crisis in residential real estate would spill over into the commercial market. The Fund continues to maintain a position in these liquid securities, which add additional coupon yield to the portfolio.

The Fund benefited from its exposure to agency mortgage-backed securities (MBS). MBS spreads relative to Treasuries generally widened throughout much of the past 12 months, as concerns arose both about the health of the residential real estate market and of the agencies that issue MBS, namely Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), although late in the period agency securities rallied following the announcement in November 2008 that the Fed would begin secondary market purchases of agency debentures and MBS. Furthermore, the portfolio's underweight position in investment-grade corporates helped relative performance. Valuations in the investment-grade sector suffered as evidence of a slowdown in the real economy intensified. In addition, the Fund's bias toward higher-quality issuers within the investment-grade sector versus the benchmark aided performance.

Lord Abbett Short Duration Income Fund

Q: How did the Fund perform during the fiscal year ended November 30, 2008?

A: The Fund returned -4.57%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays Capital [formerly Lehman Brothers] 1-3 Year Government/Credit Bond Index,8 which returned 3.98% for the same period.

Q. What were the most significant factors affecting performance?

A: As the economic crisis worsened, the excess yield of non-Treasury securities increased to recent high levels. The Fund maintained overweight positions in several non-Treasury sectors and a significant underweight in Treasuries, which hampered relative performance as Treasuries rallied significantly and all of the non-Treasury sectors sold off sharply. The Fund's underweight in Treasuries was the most significant factor detracting from performance. The Fund's holdings of commercial mortgage-backed securities (CMBS) also detracted from performance. Although the portfolios held only 'AAA' rated issues, the position in these securities detracted from performance as valuations worsened in the midst of a diminishing investor appetite for risk and concern that the crisis in residential real estate would spill over into the commercial market. The portfolio continues to maintain a position in these liquid securities, which add additional coupon yield to the portfolio.

The portfolio's overweight in corporates hurt performance during the 12-month period, as credit market turmoil continued. In addition, valuations in the investment-grade sector suffered as negative headlines continued to emerge in the financial sector and evidence intensified of a slowdown in the economy.

Despite adding agency debentures throughout the period, the portfolio remained underweight the sector. As agencies experienced a positive return during the period, an underweight position hurt relative performance. On an absolute basis, the Fund benefited from its exposure to agency mortgage-backed securities (MBS), which consisted of both adjustable-rate mortgages (ARMS) and pass-through mortgage securities. MBS spreads generally widened throughout much of the past 12 months, as concerns arose both about the health of the residential real estate market as well as of the agencies that issue MBS, Federal National Mortgage Association (Fannie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

The Funds' portfolios are actively managed and, therefore, their holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit us at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Merrill Lynch All Convertible Index consists of publicly traded U.S. issues convertible into shares, including traditional and mandatory convertibles.

3  The Barclays Capital [formerly Lehman Brothers] U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

4  Merrill Lynch High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

5  The Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. The indexes for CCC, B, BB, and speculative are part of the Merrill Lynch High Yield Index, with the only difference being the addition of a ratings filter.

6  The Credit Suisse Leveraged Loan Index is designed to mirror the investible universe of the U.S. dollar-denominated leveraged loan market.

7  The Barclays Capital [formerly Lehman Brothers] Baa U.S. Corporate Bond Index is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. Issues are rated at least Baa by Moody's Investors Service or BBB by Standard & Poor's, if unrated by Moody's. Collateralized mortgage obligations (CMOs) are not included. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

8  The Barclays Capital [formerly Lehman Brothers] 1–3 Year Government/Credit Bond Index is a subset of the Barclays Capital Government/Credit Bond Index containing securities with maturities between one and three years. The index is an unmanaged index that is designed to represent a combination of the Government Bond Index and the Corporate Bond Index and includes U.S. government Treasury and agency securities, corporate bonds and Yankee bonds.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

During certain periods shown, expense reimbursements were in place for the Floating Rate, the Income and the Short Duration Income Funds. Without such expense reimbursements, the Funds' returns would have been lower.

The views of each Fund's management and the portfolio holdings described in this report are as of November 30, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see each Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Convertible Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Merrill Lynch All Convertible Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2008

	1 Year	5 Years	Life of Class
Class A3	-38.57%	-3.47%	-1.83%
Class B4	-38.29%	-3.31%	-1.73%
Class C5	-35.85%	-3.15%	-1.58%
Class F6	-35.23%	—	-30.50%
Class I7	-35.22%	-2.17%	-0.55%
Class P8	-35.52%	-2.63%	-1.01%
Class R2[9]	-35.20%	—	-30.52%
Class R3[10]	-35.53%	—	-30.77%

Standardized Yield for the Period Ended November 30, 2008

Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
6.83%	6.15%	6.15%	7.08%	7.18%	6.73%	6.59%	6.67%

1  Reflects the deduction of the maximum initial sales charge of 4.75%.

2  Performance for the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund's performance. Performance for the index begins on June 30, 2003.

3  Class A shares commenced operations on June 23, 2003 and performance for the class began on June 30, 2003. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2008, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on June 23, 2003 and performance for the class began on June 30, 2003. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and for the life of the class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5  Class C shares commenced operations on June 23, 2003 and performance for the class began on June 30, 2003. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

7  Class I shares commenced operations on June 23, 2003 and performance for the class began on June 30, 2003. Performance is at net asset value.

8  Class P shares commenced operations on June 23, 2003 and performance for the class began on June 30, 2003. Performance is at net asset value.

9  Class R2 shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

High Yield Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Merrill Lynch High Yield Master II Constrained Index assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2008

	1 Year	5 Years	Life of Class
Class A3	-31.06%	-2.48%	1.36%
Class B4	-30.63%	-2.24%	1.32%
Class C5	-28.08%	-2.14%	1.21%
Class F6	-27.40%	—	-24.88%
Class I7	-27.33%	-1.15%	1.66%
Class P8	-27.73%	-1.59%	1.49%
Class R2[9]	-27.47%	—	-24.92%
Class R3[10]	-27.38%	—	-24.83%

Standardized Yield for the Period Ended November 30, 2008

Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
13.31%	12.58%	12.60%	13.58%	13.69%	13.20%	13.06%	13.15%

1  Reflects the deduction of the maximum initial sales charge of 4.75%.

2  Performance for the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance. Performance for the index begins on December 31, 1998.

3  Class A shares commenced operations on December 31, 1998. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2008 is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on December 31, 1998. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for life of the class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5  Class C shares commenced operations on December 31, 1998. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

7  Class I shares commenced operations and performance for the class began on May 3, 1999. Performance is at net asset value.

8  Class P shares commenced operations and performance for the class began on December 31, 2002. Performance is at net asset value.

9  Class R2 shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays Capital [formerly Lehman Brothers] U.S. Aggregate Bond Index, the Barclays Capital [formerly Lehman Brothers] Baa Corporate Bond Index, and the Lipper Corporate Debt Funds BBB-Rated Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2008

	1 Year	5 Years	10 Years	Life of Class
Class A4	-19.53%	-1.11%	2.10%	—
Class B5	-19.30%	-0.92%	2.06%	—
Class C6	-16.01%	-0.72%	1.92%	—
Class F7	-15.31%	—	—	-10.90%
Class I8	-15.19%	—	—	-0.79%
Class R2[9]	—	—	—	-17.03	%*
Class R3[10]	—	—	—	-16.99	%*

Standardized Yield for the Period Ended November 30, 2008

Class A Class B	Class C	Class F	Class I	Class R2	Class R3
8.71% 8.05%	8.03%	8.97%	9.05%	8.69%	8.78%

1  Reflects the deduction of the maximum initial sales charge of 4.75%.

2  Performance for each unmanaged index and average does not reflect transaction costs, management fees (included in average) or sales charges. The performance of each index and average is not necessarily representative of the Fund's performance.

3  Source: Lipper, Inc.

4  Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2008, is calculated using the SEC-required uniform method to compute such return.

5  Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

6  The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

7  Class F shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

8  Class I shares commenced operations and performance for the class began on October 19, 2004. Performance is at net asset value.

9  Class R2 shares commenced operations and performance for the class began on July 2, 2008. Performance is at net asset value.

10  Class R3 shares commenced operations and performance for the class began on July 2, 2008. Performance is at net asset value.

*  Because Class R2 and R3 shares have existed for less than one year average annual returns are not provided.

Short Duration Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays Capital [formerly Lehman Brothers] 1-3 Year Government/Credit Bond Index and the Lipper Short-Intermediate Investment Grade Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2008

	1 Year	5 Years	10 Years	Life of Class
Class A4	-6.71%	1.02%	3.20%	—
Class B5	-8.66%	0.64%	—	0.55%
Class C6	-4.98%	0.82%	2.57%	—
Class F7	-4.21%	—	—	-2.04%
Class I8	-3.92%	—	—	1.75%

Standardized Yield for the Period Ended November 30, 2008

Class A	Class B	Class C	Class F	Class I
6.15%	5.35%	5.36%	6.29%	6.38%

1  Reflects the deduction of the maximum initial sales charge of 2.25%.

2  Performance for the unmanaged index and average does not reflect transaction costs, management fees (included in average) or sales charges. The performance of the index and average is not necessarily representative of the Fund's performance.

3  Source: Lipper, Inc.

4  Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2008, is calculated using the SEC-required uniform method to compute such return.

5  Class B shares commenced operations on May 2, 2003. Performance reflects the deduction of a CDSC of 4% for 1 year and 1% for 5 years and life of class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

6  The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

7  Class F shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

8  Class I shares commenced operations on October 19, 2004. Performance is at net asset value.

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2008 through November 30, 2008).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 6/1/08 – 11/30/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/08	11/30/08	6/1/08 – 11/30/08
Class A
Actual	$1,000.00	$658.40	$5.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.21
Class B
Actual	$1,000.00	$656.60	$7.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.58	$9.47
Class C
Actual	$1,000.00	$656.30	$7.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.58	$9.47
Class F
Actual	$1,000.00	$659.70	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.10	$4.95
Class I
Actual	$1,000.00	$659.40	$3.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.59	$4.45
Class P
Actual	$1,000.00	$657.80	$5.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.34	$6.71
Class R2
Actual	$1,000.00	$661.60	$1.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.85	$2.17
Class R3
Actual	$1,000.00	$658.40	$5.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.86

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.23% for Class A, 1.88% for Classes B and C, 0.98% for Class F, 0.88% for Class I, 1.33% for Class P, 0.43% for Class R2 and 1.36% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2008

Sector*	%**
Consumer Discretionary	4.10%
Consumer Staples	4.48%
Energy	11.31%
Financials	16.51%
Healthcare	19.36%
Industrials	5.98%
Materials	2.81%
Sector*	%**
Media	1.49%
Technology	20.85%
Telecommunications	8.33%
Transportation	0.77%
Utilities	1.37%
Short-Term Investment	2.64%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/08	11/30/08	6/1/08 – 11/30/08
Class A
Actual	$1,000.00	$792.10	$3.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.79
Class C
Actual	$1,000.00	$789.40	$6.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$7.01
Class F
Actual	$1,000.00	$793.10	$2.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.49	$2.53
Class I
Actual	$1,000.00	$793.60	$1.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.00	$2.02
Class R2
Actual	$1,000.00	$791.20	$4.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$5.00
Class R3
Actual	$1,000.00	$791.60	$3.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.53	$4.50

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.75% for Class A, 1.39% for Class C, 0.50% for Class F, 0.40% for Class I, 0.99% for Class R2 and 0.89% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2008

Sector*	%**
Aerospace	1.72%
Chemicals	3.44%
Consumer Non-Durables	1.31%
Energy	4.74%
Financial	2.41%
Food/Tobacco	4.58%
Forest Products	4.28%
Gaming/Leisure	3.01%
Healthcare	12.75%
Housing	0.21%
Sector*	%**
Information Technology	3.44%
Manufacturing	5.20%
Media/Telecom	23.83%
Metals/Minerals	2.77%
Retail	1.42%
Service	3.42%
Transportation	4.15%
Utility	2.88%
Short-Term Investments	14.44%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/08	11/30/08	6/1/08 – 11/30/08
Class A
Actual	$1,000.00	$714.00	$5.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.56	$6.51
Class B
Actual	$1,000.00	$712.90	$8.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.29	$9.77
Class C
Actual	$1,000.00	$711.50	$8.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.29	$9.77
Class F
Actual	$1,000.00	$715.00	$4.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.80	$5.25
Class I
Actual	$1,000.00	$715.30	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.32	$4.75
Class P
Actual	$1,000.00	$713.10	$5.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.07	$7.01
Class R2
Actual	$1,000.00	$717.10	$2.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.22	$2.83
Class R3
Actual	$1,000.00	$717.50	$2.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.98	$3.08

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.29% for Class A, 1.94% for Classes B and C, 1.04% for Class F, 0.94% for Class I, 1.39% for Class P, 0.56% for Class R2 and 0.61% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2008

Sector*	%**
Agency	0.02%
Asset Backed	0.49%
Banking	0.43%
Basic Industry	10.01%
Capital Goods	10.08%
Consumer Cyclical	6.52%
Consumer Non-Cyclical	6.37%
Energy	14.12%
Finance & Investment	0.48%
Sector*	%**
Insurance	0.24%
Media	5.82%
Services Cyclical	9.44%
Services Non-Cyclical	10.14%
Technology & Electronics	2.01%
Telecommunications	12.04%
Utility	8.97%
Short-Term Investment	2.82%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/08	11/30/08	6/1/08 – 11/30/08
Class A
Actual	$1,000.00	$825.30	$4.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.99	$5.05
Class B
Actual	$1,000.00	$822.40	$7.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.73	$8.32
Class C
Actual	$1,000.00	$823.10	$7.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.73	$8.32
Class F
Actual	$1,000.00	$826.40	$3.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.79
Class I
Actual	$1,000.00	$827.00	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.75	$3.29
Class R2
Actual	$1,000.00	$829.70	$4.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.88
Class R3
Actual	$1,000.00	$830.10	$4.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.50	$4.54

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.00% for Class A, 1.65% for Classes B and C , 0.75% for Class F, 0.65% for Class I, 1.17% for R2 and 1.09% for R3) multiplied by the average account value over the period, multiplied by 183/366 for Class A, B, C, F and I (to reflect one-half year period) and multiplied by 151/366 for Class R2 and R3 (to reflect the period July 2, 2008, commencement of offering of class shares, to November 30, 2008).

Portfolio Holdings Presented by Sector

November 30, 2008

Sector*	%**
Auto	1.21%
Basic Industry	1.20%
Capital Goods	0.09%
Consumer Cyclical	6.43%
Consumer Discretionary	1.81%
Consumer Services	2.00%
Consumer Staples	3.33%
Energy	4.89%
Financial Services	8.13%
Government	20.55%
Healthcare	4.15%
Sector*	%**
Integrated Oils	5.77%
Materials & Processing	4.72%
Non-Agency MBS	16.04%
Other	1.02%
Producer Durables	3.06%
Technology	3.14%
Telecommunications	4.66%
Transportation	0.86%
Utilities	6.94%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Short Duration Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/08	11/30/08	6/1/08 – 11/30/08
Class A
Actual	$1,000.00	$931.10	$3.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.24	$3.79
Class B
Actual	$1,000.00	$927.80	$7.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$7.77
Class C
Actual	$1,000.00	$928.10	$7.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.33	$7.77
Class F
Actual	$1,000.00	$931.40	$2.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.97	$3.08
Class I
Actual	$1,000.00	$936.00	$2.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.30	$2.73

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.75% for Class A, 1.54% for Classes B and Class C, 0.61% for Class F and 0.54% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2008

Sector*	%**
Auto	1.14%
Basic Industry	0.88%
Consumer Cyclicals	1.86%
Consumer Discretionary	1.50%
Consumer Staples	2.28%
Energy	1.90%
Financial Services	9.96%
Government	12.97%
Health Care	1.53%
Integrated Oils	1.94%
Sector*	%**
Materials and Processing	2.24%
Non-Agency MBS	48.20%
Other	1.20%
Producer Durables	1.68%
Technology	1.57%
Telecommunications	2.28%
Transportation	1.62%
Utilities	2.96%
Short-Term Investments	2.29%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments

CONVERTIBLE FUND November 30, 2008

Investments			Shares (000)	Value
LONG-TERM INVESTMENTS 96.50%
COMMON STOCK 0.25%
Biotechnology
Cephalon, Inc.* (cost $565,418)			8	$607,606
	Interest Rate		Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 85.11%
Advertising 1.48%
Omnicom Group, Inc.	Zero Coupon	7/1/2038	$4,250	3,655,000
Aerospace & Defense 2.34%
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	3,515	3,264,556
Orbital Sciences Corp.	2.438%	1/15/2027	3,025	2,522,094
Total				5,786,650
Beverages 3.65%
Central Euro Distribution Corp.	3.00%	3/15/2013	5,215	2,835,656
Molson Coors Brewing Co.	2.50%	7/30/2013	5,750	6,181,250
Total				9,016,906
Biotechnology 5.90%
Affymetrix, Inc.	0.75%	12/15/2033	3,835	3,815,825
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	1,880	2,143,200
CV Therapeutics, Inc.	2.00%	5/16/2023	3,090	2,750,100
Integra LifeSciences Holdings†	2.75%	6/1/2010	7,115	5,869,875
Total				14,579,000
Commercial Services 1.14%
WESCO International, Inc.	1.75%	11/15/2026	5,300	2,822,250
Communications Equipment 1.09%
ADC Telecommunications, Inc.	3.508%#	6/15/2013	5,650	2,683,750
Conglomerates 0.05%
EnPro Industries, Inc.	3.937%	10/15/2015	172	123,840

See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Containers & Packaging 1.06%
Sealed Air Corp.†	3.00%	6/30/2033	$2,850	$2,611,313
Diversified Financials 0.66%
Euronet Worldwide, Inc.	1.625%	12/15/2024	1,855	1,620,806
Electronic Equipment & Instruments 2.30%
Flextronics International, Ltd. (Singapore)(a)	1.00%	8/1/2010	4,450	3,515,500
General Cable Corp.	1.00%	10/15/2012	4,025	2,153,375
Itron, Inc.	2.50%	8/1/2026	8	6,910
Total				5,675,785
Healthcare Equipment & Supplies 6.44%
Beckman Coulter, Inc.	2.50%	12/15/2036	3,960	3,177,900
Fisher Scientific International, Inc.	3.25%	3/1/2024	4,500	4,876,875
Laboratory Corporation of America Holdings	Zero Coupon	9/11/2021	5,105	4,415,825
NuVasive, Inc.†	2.25%	3/15/2013	3,850	3,450,562
Total				15,921,162
Insurance: Life 4.39%
Prudential Financial, Inc.	0.419%#	12/12/2036	10,972	10,863,377
Internet Software & Services 1.09%
Equinix, Inc.	2.50%	4/15/2012	4,150	2,697,500
IT Services 2.55%
BearingPoint, Inc.†	5.00%	4/15/2025	5,775	2,627,625
CSG Systems International, Inc.	2.50%	6/15/2024	4,475	3,669,500
Total				6,297,125
Miscellaneous: Energy 2.82%
Covanta Holding Corp.	1.00%	2/1/2027	4,450	3,815,875
Evergreen Energy†	8.00%	8/1/2012	1,055	133,194
Yingli Green Energy Holding Co., Ltd. (China)(a)	Zero Coupon	12/15/2012	5,400	3,030,750
Total				6,979,819
Miscellaneous: Financial 1.46%
Cherating Capital Ltd. (Malaysia)(a)	2.00%	7/5/2012	4,500	3,616,875

See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Miscellaneous: Industrials 1.05%
EnerSys (Zero Coupon after 6/1/2015)(b)	3.375%	6/1/2038	$5,247	$2,590,706
Natural Gas Diversified 0.43%
NorthernStar Natural Gas, Inc. PIK†	5.00%#	5/15/2013	1,158	1,071,536
Oil: Integrated 2.15%
Hercules Offshore, Inc.† (Zero Coupon after 6/1/2013)(c)	3.375%	6/1/2038	5,610	2,594,625
Penn Virginia Corp.	4.50%	11/15/2012	3,750	2,718,750
Total				5,313,375
Oil Services 5.80%
Cameron International Corp.	2.50%	6/15/2026	2,500	2,325,000
Core Laboratories LP	0.25%	10/31/2011	2,780	2,303,925
Nabors Industries, Inc.	0.94%	5/15/2011	4,600	3,737,500
Transocean, Inc.	1.625%	12/15/2037	7,000	5,958,750
Total				14,325,175
Pharmaceuticals 5.35%
Gilead Sciences, Inc.	0.625%	5/1/2013	5,100	6,202,875
Teva Pharmaceutical Finance Co. BV (Israel)(a)	1.75%	2/1/2026	5,071	5,216,791
United Therapeutics Corp.	0.50%	10/15/2011	2,100	1,811,250
Total				13,230,916
Pollution Control 1.35%
Waste Connections, Inc.	3.75%	4/1/2026	3,500	3,329,375
Precious Metals 0.92%
Newmont Mining Corp.	1.25%	7/15/2014	2,540	2,266,950
Real Estate 4.33%
Host Hotels & Resorts LP†	2.625%	4/15/2027	5,065	3,140,300
iStar Financial, Inc.	4.383%#	10/1/2012	5,550	2,102,340
ProLogis	2.25%	4/1/2037	5,025	1,783,875
Vornado Realty Trust	3.625%	11/15/2026	5,300	3,683,500
Total				10,710,015
Retail: Food & Drug 1.26%
Nash Finch (Zero Coupon after 3/15/2013)(d)	1.631%	3/15/2035	6,900	3,113,625

See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retail: Specialty 1.53%
Lithia Motors, Inc.	2.875%	5/1/2014	$4,442	$3,775,700
Semiconductors 9.04%
Agere Systems, Inc.	6.50%	12/15/2009	12,122	11,879,560
Linear Technology Corp.	3.125%	5/1/2027	7,005	6,269,475
ON Semiconductor Corp., Series B	Zero Coupon	4/15/2024	5,340	4,205,250
Total				22,354,285
Software: Applications & Systems 3.85%
EMC Corp.	1.75%	12/1/2011	3,950	3,648,813
SPSS, Inc.	2.50%	3/15/2012	4,495	3,213,925
VeriFone Holdings, Inc.†	1.875%#	6/15/2012	5,580	2,643,525
Total				9,506,263
Utilities: Gas Pipelines 1.37%
Eksportfinans A/S (Norway)(a) (convertible into Williams Cos. (The))	7.13%	3/29/2009	20,888	3,387,953
Wireless Communications Services 8.26%
Nextel Communications, Inc.	5.25%	1/15/2010	14,064	11,778,600
NII Holdings, Inc.	3.125%	6/15/2012	8,090	4,520,287
SBA Communications Corp.	0.375%	12/1/2010	5,500	4,111,250
Total				20,410,137
Total Convertible Bonds (cost $279,208,375)				210,337,169
			Shares (000)
CONVERTIBLE PREFERRED STOCKS 11.14%
Communications Equipment 0.76%
Lucent Technologies Capital Trust I	7.75%		6	1,870,661
Diversified Financials 3.49%
Bank of America Corp.	7.25%		12	7,320,500
CIT Group, Inc.	7.75%		205	1,304,353
Total				8,624,853
Diversified Metals & Mining 0.81%
Vale Capital Ltd. (Brazil)(a)	5.50%		85	2,002,339

See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2008

Investments	Interest Rate	Shares (000)	Value
Foods 0.79%
Bunge Ltd.	4.875%	36	$1,956,500
Household Durables 1.28%
Stanley Works (The)	3.774%#	5	3,157,837
Pharmaceuticals 1.24%
Schering-Plough Corp.	6.00%	20	3,070,000
Railroads 0.76%
Kansas City Southern	5.125%	2	1,887,113
Real Estate 0.65%
Alexandria Real Estate Equities, Inc.	7.00%	137	1,620,140
Utilities: Electric 1.36%
AES Trust III	6.75%	98	3,351,401
Total Convertible Preferred Stocks (cost $48,841,768)			27,540,844
Total Long-Term Investments (cost $328,615,561)			238,485,619

See Notes to Financial Statements.

Schedule of Investments (concluded)

CONVERTIBLE FUND November 30, 2008

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 2.62%
Repurchase Agreement
Repurchase Agreement dated 11/28/2008, 0.03% due 12/1/2008 with State Street Bank & Trust Co. collateralized by $6,560,000 of Federal Home Loan Bank at 2.54% due 5/5/2009; value: $6,609,200; proceeds: $6,475,880 (cost $6,475,864)	$6,476	$6,475,864
Total Investments in Securities 99.12% (cost $335,091,425)		244,961,483
Other Assets in Excess of Liabilities 0.88%		2,163,363
Net Assets 100.00%		$247,124,846

  PIK  Payment-in-kind.

  *  Non-income producing security.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  #  Variable rate security. The interest rate represents the rate at November 30, 2008.

  (a)  Foreign security traded in U.S. dollars.

  (b)  The notes will not bear any interest after the six-month period ending June 1, 2015, but will accrete principal beginning on June 1, 2015 at the rate that provides holders with an aggregate yield to maturity of 3.375% per year. Beginning with the six-month period commencing on June 1, 2015, the issuer will pay contingent interest during any six-month interest period to the holders of notes if the trading price of the notes for each of the five trading days ending on, and including, the second trading day immediately preceding the first day of the applicable six-month period equals or excludes 130% of the accreted principal amount of the notes.

  (c)  The notes will not bear any interest after the six-month period ending June 1, 2013, but will accrete principal beginning on June 1, 2013 at the rate that provides holders with an aggregate yield to maturity of 3.375% per year. Beginning with the six-month period commencing on or after June 1, 2013, the issuer will pay contingent interest during any six-month interest period to the holders of notes if the trading price of the notes for each of the five trading days ending on the second trading day immediately preceding the first day of the applicable interest period equals or excludes 120% of the accreted principal amount of the notes.

  (d)  The notes which were offered at an issue price of $466.11 per note will be redeemed by the issuer on the maturity date at $1,000 per note.

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Schedule of Investments

FLOATING RATE FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 89.18%
CORPORATE BONDS 3.78%
Chemicals 0.19%
NOVA Chemicals Corp. (Canada)(a)	5.72%#	11/15/2013	$250	$135,000
Energy 0.22%
Quicksilver Resources, Inc.	8.25%	8/1/2015	250	162,500
Financial 0.68%
Axcan Intermediate Holdings, Inc.†	12.75%	3/1/2016	50	41,750
Ford Motor Credit Co. LLC	9.203%#	4/15/2009	500	394,375
NXP BV LLC (Netherlands)(a)	7.503%#	10/15/2013	250	62,813
Total				498,938
Forest Products 0.34%
International Paper Co.	7.95%	6/15/2018	175	137,573
Rock-Tenn Co. Class A†	9.25%	3/15/2016	125	108,125
Total				245,698
Healthcare 0.20%
Select Medical Corp.	7.625%	2/1/2015	250	148,750
Media/Telecom 2.15%
EchoStar DBS Corp.	6.625%	10/1/2014	250	179,375
Qwest Corp.	6.069%#	6/15/2013	500	352,500
Sprint Capital Corp.	8.375%	3/15/2012	500	340,218
Valor Telecommunications Enterprises LLC	7.75%	2/15/2015	250	212,682
Verizon Wireless†	8.50%	11/15/2018	475	480,066
Total				1,564,841
Total Corporate Bonds (cost $3,688,369)				2,755,727
FLOATING RATE LOANS(b) 85.40%
Aerospace 1.79%
Hawker Beechcraft Acquisition Co. LLC Letter of Credit	5.762%	3/26/2014	54	29,192
Hawker Beechcraft Acquisition Co. LLC Term Loan	5.762%	3/26/2014	919	498,398
TransDigm Group, Inc. Term Loan B	5.21%	6/23/2013	1,000	775,000
Total				1,302,590

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Chemicals 3.40%
Celanese Holdings LLC Dollar Term Loan	5.553%		4/2/2014	$995	$766,131
Huntsman International LLC New Term Loan B	3.186%		4/19/2014	500	336,000
Ineos US Finance LLC Term Loan B2(c)	5.727	% - 5.952%	12/16/2013	238	117,554
Ineos US Finance LLC Term Loan C2(c)	6.227	% - 6.452%	12/16/2013	238	120,081
ISP Chemco Term Loan B	2.938	% - 3.688%	6/4/2014	743	558,559
Momentive Performance Term Loan B	3.688%		12/4/2013	538	370,948
Rockwood Specialties Group, Inc. Term Loan E	3.546%		7/30/2012	250	202,917
Total					2,472,190
Consumer Non-Durables 1.37%
Jarden Corp. Term Loan B	6.262%		1/24/2012	742	598,069
Solo Cup, Inc. Term Loan	5.67	% - 6.72%	2/27/2011	483	399,562
Total					997,631
Energy 4.72%
Dresser, Inc. Term Loan B	3.686	% - 4.486%	5/4/2014	741	514,200
Hercules Offshore, Inc. Term Loan B	5.64%		7/11/2013	747	491,054
IFM Holdco Term Loan B(c)	4.20%		2/27/2012	745	599,684
Petroleum Geo-Services Term Loan B	5.51%		6/29/2015	978	748,064
Quicksilver Resources, Inc. Second Lien Term Loan(c)	7.75%		8/8/2013	352	258,398
Volnay Acquisition Co. I Term Loan B	3.436	% - 5.428%	1/12/2014	993	822,923
Total					3,434,323
Financial 1.95%
HUB International Ltd. Delayed Draw Term Loan	6.262%		6/13/2014	137	85,326
HUB International Ltd. Term Loan	6.262%		6/13/2014	610	379,621
Nuveen Investments Term Loan B	4.436	% - 6.769%	11/13/2014	746	353,402
Royalty Pharma Finance Trust Term Loan	6.012%		4/16/2013	691	602,716
Total					1,421,065
Food/Tobacco 4.77%
ARAMARK Corp. Letter of Credit	5.637%		1/26/2014	33	26,050
ARAMARK Corp. Term Loan B	5.637%		1/26/2014	512	410,047
Constellation Brands, Inc. Incremental Term Loan	4.313	% - 4.375%	6/5/2013	499	428,993

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Food/Tobacco (continued)
Dean Foods Co. Term Loan	1.97	% - 2.96%	4/2/2014	$1,150	$931,911
Pinnacle Foods Group, Inc. Term Loan B	5.60	% - 6.803%	4/2/2014	744	510,694
Wm. Wrigley Jr. Co. Term Loan B	7.50%		10/6/2014	1,250	1,167,756
Total					3,475,451
Forest Products 4.12%
Anchor Glass Container Corp. Term Loan B(c)	7.50	% - 7.958%	6/20/2014	616	514,121
Boise Cascade Corp. First Lien Term Loan	7.50%		2/22/2014	498	409,443
Georgia-Pacific Corp. First Lien Term Loan	3.01	% - 5.512%	12/20/2012	716	554,353
Graphic Packaging International, Inc. Incremental Term Loan	4.161	% - 7.50%	5/16/2014	985	770,296
New Page Term Loan	7.00%		12/21/2014	494	368,774
Smurfit Stone Container Corp. Deposit Funded Loan	6.75%		11/1/2010	152	115,037
Smurfit Stone Container Corp. Term Loan B	3.438	% - 4.25%	11/1/2011	105	79,504
Smurfit Stone Container Corp. Term Loan C	3.438%		11/1/2011	188	142,180
Smurfit Stone Container Corp. Term Loan C1	3.438	% - 4.25%	11/1/2011	59	44,451
Total					2,998,159
Gaming/Leisure 3.14%
Fontainebleau Resorts LLC Term Loan B(d)	6.065%		6/6/2014	307	108,867
Graham Packaging Co., LP Term Loan B	4.438	% - 6.313%	10/7/2011	745	572,833
Harrah's Operating Co., Inc. Term Loan B2	6.535	% - 6.762%	1/28/2015	995	587,174
Las Vegas Sands LLC Term Loan B	2.22%		5/23/2014	500	249,444
Lender Processing Services, Inc. Term Loan	3.936%		7/2/2014	648	562,465
Penn National Gaming, Inc. Term Loan B	3.19	% - 5.29%	10/3/2012	250	206,485
Total					2,287,268
Healthcare 13.08%
Bausch & Lomb, Inc. Delayed Draw Term Loan(d)	7.012%		4/24/2015	120	88,000
Bausch & Lomb, Inc. Term Loan B	7.012%		4/24/2015	794	582,266
Biomet, Inc. Term Loan B	6.762%		3/25/2015	1,091	894,988

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Healthcare (continued)
Catalent Pharma Solutions, Inc. Dollar Term Loan	6.012%		4/10/2014	$497	$309,682
Community Health Systems, Inc. Term Loan B(d)	4.018	% - 4.44%	7/25/2014	1,152	850,979
Fresenius SE Term Loan B	6.75%		10/6/2014	650	594,653
Fresenius SE Term Loan B2	6.75%		10/6/2014	350	320,347
Hanger Orthopedic Term Loan B	3.44%		5/26/2013	737	591,615
HCA, Inc. Term Loan A	5.262%		11/17/2012	250	198,385
HCA, Inc. Term Loan B	6.012%		11/17/2013	1,238	931,232
HealthSouth Corp. Term Loan B	4.27%		3/10/2013	681	541,181
Life Technologies Corp. Term Loan B	6.00%		9/15/2015	850	778,812
Mylan Laboratories, Inc. New Term Loan B	6.625	% - 7.063%	10/2/2014	1,243	1,005,907
Select Medical Corp. Term Loan B	3.399	% - 5.00%	2/24/2012	500	375,537
United Surgical Partners International, Inc. Delayed Draw Term Loan(c)(d)	3.48%		4/19/2014	78	50,196
United Surgical Partners International, Inc. Term Loan B(c)	3.48	% - 5.55%	4/19/2014	415	267,765
Vanguard Health Holding Co. II Replacement Term Loan	3.686	% - 6.012%	9/23/2011	743	614,954
Warner Chilcott Corp. Term Loan B	5.762%		1/18/2012	449	382,701
Warner Chilcott Corp. Term Loan C	5.762%		1/18/2012	168	143,593
Total					9,522,793
Housing 0.22%
Building Materials Holding Corp. First Lien Term Loan	6.50	% - 6.625%	2/24/2014	249	156,795
Information Technology 3.59%
Brocade Communications Systems, Inc. Term Loan B	7.00%		10/7/2013	800	688,000
Commscope Term Loan B	3.974	% - 6.262%	12/27/2014	990	737,685
Freescale Semiconductor Term Loan B	4.60%		12/1/2013	496	289,819
SERENA Software, Inc. Term Loan B(c)	4.00%		3/11/2013	464	313,043
SunGard Data Systems, Inc. Incremental Term Loan	6.75%		2/28/2014	500	403,750
SunGard Data Systems, Inc. Term Loan B	3.518	% - 4.138%	2/28/2014	250	177,383
Total					2,609,680

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Manufacturing 5.42%
Baldor Electric Co. Term Loan B	3.186	% - 5.25%	3/31/2014	$875	$715,772
Brand Energy & Infrastructure Services, Inc. Add on Term Loan	5.625	% - 7.063%	2/7/2014	743	571,725
Edwards Ltd. Term Loan	3.436%		5/31/2014	633	423,940
Itron, Inc. Term Loan B	3.19%		4/18/2014	1,048	859,674
Manitowoc Co., Inc. Term Loan B	6.50%		8/25/2014	650	469,300
Rexnord Corp. Term Loan	4.678	% - 7.003%	7/19/2013	750	600,000
Veyance Technologies, Inc. Delayed Draw	4.46%		7/31/2014	124	77,539
Veyance Technologies, Inc. Term Loan B	4.46%		7/31/2014	368	230,033
Total					3,947,983
Media/Telecom 22.69%
Alltel Communications, Inc. Term Loan B2	5.316	% - 5.566%	5/16/2015	1,493	1,421,960
Atlantic Broadband Finance LLC Term Loan B2	6.02%		3/1/2011	992	903,129
Carmike Cinemas, Inc. Delayed Draw Term Loan	6.47%		5/19/2012	193	144,408
Carmike Cinemas, Inc. Term Loan B	6.13%		5/19/2012	229	171,287
Cedar Fair LP Term Loan B	3.436%		8/30/2012	744	516,543
Centennial Communications Corp. New Term Loan	3.436	% - 5.762%	2/9/2011	1,250	1,185,714
Charter Communications Holdings LLC Incremental Term Loan	8.77%		3/6/2014	1,046	809,342
Charter Communications Holdings LLC Term Loan	3.63	% - 5.47%	3/6/2014	199	135,450
Cinemark USA, Inc. Term Loan B	3.16	% - 5.25%	10/5/2013	747	573,223
CSC Holdings Inc. Incremental Term Loan	4.569%		3/29/2013	742	620,099
Dex Media West LLC Term Loan B	7.00	% - 7.77%	10/24/2014	1,000	510,000
DIRECTV Holdings LLC Tranche C Term Loan	5.25%		4/13/2013	748	661,226
Hughes Network Systems LLC Term Loan	4.688%		4/15/2014	500	357,500
Idearc, Inc. Term Loan B	5.77%		11/17/2014	991	333,250
Insight Midwest Holdings LLC Term Loan B	4.85%		4/6/2014	700	552,500
Intelsat Subsidiary Holding Co., Ltd. Term Loan B	6.65%		2/1/2014	747	619,865
Local TV LLC Term Loan(c)	3.96%		5/7/2013	495	245,019
MCC IOWA LLC Term Loan E	6.50%		1/3/2016	1,148	934,011

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Media/Telecom (continued)
Metro-Goldwyn-Mayer Studios, Inc. Term Loan B	7.012%		4/8/2012	$495	$229,256
MetroPCS Wireless, Inc. Term Loan B	3.688	% - 5.50%	11/3/2013	748	586,130
Nielsen Finance LLC Term Loan B	3.768	% - 4.388%	8/9/2013	493	331,124
PAETEC Communications Incremental Term Loan(c)	3.936%		2/28/2013	199	133,491
PAETEC Holding Corp. First Lien Term Loan(c)	3.936%		2/28/2013	478	321,658
R.H. Donnelley Corp. Term Loan D1	6.75%		6/30/2011	487	289,162
Regal Cinemas, Inc. Term Loan	5.262	% - 5.512%	10/28/2013	746	565,863
Syniverse Holdings LLC Delayed Draw Term Loan(c)	5.62%		8/9/2014	246	205,611
Syniverse Holdings LLC Tranche B Term Loan(c)	3.94%		8/9/2014	120	100,467
Telesat Canada Delayed Draw Term Loan (Canada)(a)	6.77%		10/31/2014	79	57,290
Telesat Canada Term Loan B (Canada)(a)	6.52%		10/31/2014	915	667,046
Univision Communications Term Loan B	3.686%		9/29/2014	750	340,875
Weather Channel Term Loan	7.25%		9/12/2015	750	649,687
Wide Open West First Lien	4.696	% - 6.269%	6/28/2014	500	298,750
Wind Telecommunicazioni SpA Term Loan B2 (Italy)(a)	–	(f)	5/27/2013	375	314,375
Wind Telecommunicazioni SpA Term Loan C2 (Italy)(a)	–	(f)	5/26/2014	375	314,375
Windstream Corp. Term Loan B	6.05%		7/17/2013	497	416,640
Total					16,516,326
Metals/Minerals 2.88%
Aleris International, Inc. Term Loan B	3.50%		12/19/2013	497	282,491
Algoma Steel Term Loan B (Canada)(a)(c)	5.35%		6/20/2013	748	561,080
John Maneely Co. Term Loan B	5.856	% - 8.00%	12/8/2013	745	483,587
Noranda Aluminum Acquisition Corp. Term Loan	4.239%		5/18/2014	696	421,305
Oxbow Carbon and Minerals Holdings LLC Delayed Draw Term Loan B	5.762%		5/8/2014	41	28,755
Oxbow Carbon and Minerals Holdings LLC Term Loan	5.762%		5/8/2014	458	321,191
Total					2,098,409

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Retail 1.48%
Dollar General Corp. Term Loan B1	4.00	% - 6.17%	7/6/2014	$500	$388,000
Neiman-Marcus Group, Inc. Term Loan	4.565%		4/6/2013	500	317,266
Sally Beauty Term Loan	3.69	% - 4.45%	11/16/2013	494	369,190
Total					1,074,456
Service 3.57%
Allied Waste Industries, Inc. Term Loan	2.47	% - 2.64%	1/15/2012	859	832,454
Asurion Corp. First Lien Term Loan	4.768	% - 5.706%	7/3/2014	1,000	682,500
Metavante Corp. Term Loan B	4.943%		11/1/2014	496	400,309
Rental Service Corp. Second Lien Term Loan	7.61	% - 7.71%	11/30/2013	500	285,000
URS Corp. Term Loan B	5.726%		5/15/2013	447	394,801
Total					2,595,064
Transportation 4.20%
Allison Transmission, Inc. Term Loan B	4.38	% - 5.57%	8/7/2014	731	446,963
Cooper Standard Automotive, Inc. Term Loan B	6.313%		12/1/2011	158	73,527
Cooper Standard Automotive, Inc. Term Loan C	6.313%		12/1/2011	395	183,713
Cooper Standard Automotive, Inc. Term Loan D(c)	6.313%		12/23/2011	439	197,614
DaimlerChrysler Financial Services Americas LLC First Lien Term Loan	6.82%		8/3/2012	743	405,900
Dana Holding Corp. Term Loan	7.25	% - 8.02%	1/31/2015	667	404,873
Ford Motor Co. Term Loan B	4.43%		12/15/2013	743	303,729
General Motors Term Loan B	5.795%		11/29/2013	469	187,393
Lear Corp. First Lien Term Loan	3.588	% - 6.262%	4/25/2012	745	356,895
Oshkosh Truck Corp. Term Loan B	2.93	% - 4.62%	12/6/2013	776	496,607
Total					3,057,214
Utility 3.01%
Boston Generating LLC First Lien Term Loan	6.012%		12/20/2013	387	223,263
Boston Generating LLC Letter of Credit	6.012%		12/20/2013	87	50,274
Boston Generating LLC Revolver	6.012%		12/20/2013	24	14,077
NRG Energy, Inc. Term Loan	5.262%		2/1/2013	650	544,106
Texas Competitive Electric Holdings Co. LLC Term Loan B1	5.268	% - 7.262%	10/10/2014	499	340,324

See Notes to Financial Statements.

Schedule of Investments (concluded)

FLOATING RATE FUND November 30, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
Utility (continued)
Texas Competitive Electric Holdings Co. LLC Term Loan B2	5.268	% - 7.262%	10/10/2014	$1,241		$845,944
Texas Competitive Electric Holdings Co. LLC Term Loan B3	5.268	% - 7.262%	10/14/2014	249		169,728
Total						2,187,716
Total Floating Rate Loans (cost $80,583,886)						62,155,113
Total Long-Term Investments (cost $84,272,255)						64,910,840
SHORT-TERM INVESTMENTS 15.06%
Repurchase Agreement
Repurchase Agreement dated 11/28/2008, 0.03% due 12/1/2008 with State Street Bank & Trust Co. collateralized by $11,180,000 of Federal Home Loan Bank Discount Note at Zero Coupon due 12/26/2008; value: $11,180,000; proceeds: $10,959,027				10,959		10,959,000
Time Deposit 0.00%
State Street Bank & Trust Co. Euro Dollar Time Deposit	0.01%		12/1/2008	–	(e)	410
Total Short-Term Investments (cost $10,959,410)						10,959,410
Total Investments in Securities 104.24% (cost $95,231,665)						75,870,250
Liabilities in Excess of Cash and Other Assets (4.24%)						(3,088,645)
Net Assets 100.00%						$72,781,605

#  Variable rate security. The interest rate represents the rate at November 30, 2008.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Floating Rate Loan. Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at November 30, 2008.

  (c)  Illiquid security. The total market value of these securities at November 30, 2008 is $4,005,782 which represents 5.50% of the Fund's net assets.

  (d)  This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

  (e)  Amount is less than $1,000.

  (f)  Security purchased on a when-issued basis (See Note 2(i)). Interest rate will be determined upon final settlement.

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Schedule of Investments

HIGH YIELD FUND November 30, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 95.38%
CONVERTIBLE BONDS 0.18%
Metals/Mining (Excluding Steel)
Peabody Energy Corp. (cost $679,511)	4.75%		12/15/2041	$1,000	$588,750
				Shares (000)
CONVERTIBLE PREFERRED STOCKS 0.80%
Agency 0.02%
Fannie Mae	8.75%			30	55,200
Food: Wholesale 0.78%
Archer Daniels Midland Co.	6.25%			75	2,622,750
Total Convertible Preferred Stocks (cost $5,124,740)					2,677,950
				Principal Amount (000)
FLOATING RATE LOANS(a) 1.61%
Auto Parts & Equipment 0.23%
Oshkosh Corp. Term Loan B	2.93	% - 4.62%	12/6/2013	$1,200	768,000
Automotive 0.42%
Ford Motor Co. Term Loan B	4.43%		12/15/2013	3,491	1,426,994
Food: Wholesale 0.61%
Pinnacle Foods Holdings Corp. Term Loan B	5.60	% - 6.8025%	4/2/2014	2,977	2,044,482
Household & Leisure Products 0.35%
Dollar General Corp. Term Loan B1	4.517	% - 6.17%	7/6/2014	1,500	1,164,000
Total Floating Rate Loans (cost $7,651,384)					5,403,476
HIGH YIELD CORPORATE BONDS 91.71%
Aerospace/Defense 3.90%
Esterline Technologies Corp.	7.75%		6/15/2013	2,650	2,292,250
Hawker Beechcraft Acquisition Co. LLC	9.75%		4/1/2017	5,000	1,650,000

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Aerospace/Defense (continued)
L-3 Communications Corp.	6.125%	1/15/2014	$7,500	$6,337,500
Moog, Inc. Class A	6.25%	1/15/2015	2,500	1,962,500
Vought Aircraft Industries, Inc.	8.00%	7/15/2011	1,250	868,750
Total				13,111,000
Agriculture 0.32%
Bunge NA Finance LP	5.90%	4/1/2017	1,525	1,066,742
Airlines 0.70%
Continental Airlines, Inc.	7.487%	10/2/2010	1,325	1,192,500
Continental Airlines, Inc.	7.918%	5/1/2010	1,250	1,162,500
Total				2,355,000
Apparel/Textiles 0.78%
Levi Strauss & Co.	9.75%	1/15/2015	2,550	1,542,750
Quiksilver, Inc.	6.875%	4/15/2015	2,900	1,087,500
Total				2,630,250
Auto Loans 1.30%
Ford Motor Credit Co. LLC	9.75%	9/15/2010	6,500	3,283,937
GMAC LLC	7.25%	3/2/2011	2,650	1,082,607
Total				4,366,544
Auto Parts & Equipment 2.37%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	3,000	825,000
Cooper Tire & Rubber Co.	7.625%	3/15/2027	2,500	912,500
Lear Corp.	8.75%	12/1/2016	2,500	550,000
Stanadyne Corp.	10.00%	8/15/2014	3,000	2,025,000
Tenneco, Inc.	10.25%	7/15/2013	3,500	2,257,500
TRW Automotive, Inc.†	7.25%	3/15/2017	3,000	1,395,000
Total				7,965,000
Automotive 0.74%
Daimler Finance North America LLC	4.875%	6/15/2010	1,525	1,326,558
General Motors Corp.	7.20%	1/15/2011	2,000	545,000
General Motors Corp.	8.25%	7/15/2023	3,075	630,375
Total				2,501,933

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banking 0.42%
Sovereign Bank	8.75%	5/30/2018	$1,500	$1,419,128
Beverage 1.02%
Constellation Brands, Inc.	8.375%	12/15/2014	3,900	3,412,500
Building Materials 1.26%
Belden, Inc.	7.00%	3/15/2017	2,350	1,762,500
NTK Holdings, Inc. (10.75% after 9/1/2009)*	Zero Coupon	3/1/2014	141	33,135
Ply Gem Industries, Inc.	11.75%	6/15/2013	1,800	1,075,500
Texas Industries, Inc.†	7.25%	7/15/2013	1,800	1,377,000
Total				4,248,135
Chemicals 2.97%
Airgas, Inc.†	7.125%	10/1/2018	875	702,187
Ineos Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	2,025	369,563
MacDermid, Inc.†	9.50%	4/15/2017	2,500	1,362,500
Nalco Co.	8.875%	11/15/2013	6,000	4,830,000
NOVA Chemicals Corp. (Canada)(b)	5.72%#	11/15/2013	5,000	2,700,000
Total				9,964,250
Consumer Products 0.40%
Elizabeth Arden, Inc.	7.75%	1/15/2014	1,975	1,352,875
Diversified Capital Goods 0.87%
RBS Global & Rexnord Corp.	11.75%	8/1/2016	5,000	2,925,000
Electric: Generation 8.05%
AES Corp. (The)†	8.75%	5/15/2013	5,000	4,425,000
Dynegy Holdings, Inc.	8.375%	5/1/2016	4,000	2,800,000
Edison Mission Energy	7.75%	6/15/2016	7,500	5,906,250
Mirant Americas Generation LLC	9.125%	5/1/2031	6,500	4,582,500
NRG Energy, Inc.	7.375%	1/15/2017	2,875	2,328,750
Orion Power Holdings, Inc.	12.00%	5/1/2010	2,525	2,461,875
Texas Competitive Electric Holdings Co. LLC†	10.50%	11/1/2015	7,025	4,531,125
Total				27,035,500

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Integrated 0.75%
Aquila, Inc.	7.95%	2/1/2011	$2,700	$2,519,556
Electronics 0.64%
Avago Technologies Ltd. (Singapore)(b)	10.125%	12/1/2013	2,000	1,632,500
NXP BV (Netherlands)(b)	7.503%#	10/15/2013	2,000	502,500
Total				2,135,000
Energy: Exploration & Production 5.80%
Chesapeake Energy Corp.	6.25%	1/15/2018	7,000	4,620,000
Cimarex Energy Co.	7.125%	5/1/2017	5,000	3,925,000
Forest Oil Corp.†	7.25%	6/15/2019	2,025	1,397,250
Forest Oil Corp.	7.25%	6/15/2019	1,025	707,250
Newfield Exploration Co.	7.125%	5/15/2018	3,025	2,162,875
Quicksilver Resources, Inc.	7.125%	4/1/2016	4,000	2,320,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	1,100	715,000
Range Resources Corp.	6.375%	3/15/2015	4,500	3,622,500
Total				19,469,875
Environmental 0.44%
Allied Waste North America, Inc.	7.875%	4/15/2013	1,555	1,461,700
Food & Drug Retailers 1.78%
Ingles Markets, Inc.	8.875%	12/1/2011	2,075	1,815,625
Stater Brothers Holdings, Inc.	8.125%	6/15/2012	4,750	4,156,250
Total				5,971,875
Food: Wholesale 1.07%
Del Monte Corp.	8.625%	12/15/2012	1,525	1,387,750
Wm. Wrigley Jr. Co.	4.30%	7/15/2010	1,025	927,625
Wm. Wrigley Jr. Co.	4.65%	7/15/2015	1,800	1,269,000
Total				3,584,375
Forestry/Paper 1.64%
Abitibi-Consolidated, Inc. (Canada)†(b)	15.50%	7/15/2010	2,425	800,250
Georgia-Pacific LLC	9.50%	12/1/2011	200	176,000
Graphic Packaging International Corp.	9.50%	8/15/2013	3,000	2,085,000
Jefferson Smurfit Corp.	8.25%	10/1/2012	1,000	285,000
Rock-Tenn Co. Class A†	9.25%	3/15/2016	2,500	2,162,500
Total				5,508,750

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming 4.13%
Las Vegas Sands Corp.	6.375%	2/15/2015	$3,100	$1,751,500
Mandalay Resort Group	9.375%	2/15/2010	3,850	2,117,500
MGM Mirage, Inc.	7.50%	6/1/2016	2,000	1,040,000
Mohegan Tribal Gaming Authority	7.125%	8/15/2014	2,050	1,168,500
River Rock Entertainment Authority	9.75%	11/1/2011	4,182	3,450,150
Snoqualmie Entertainment Authority†	6.875%#	2/1/2014	5,000	2,975,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,500	877,500
Station Casinos, Inc.	6.50%	2/1/2014	1,475	140,125
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	500	356,250
Total				13,876,525
Gas Distribution 5.83%
El Paso Corp.	8.05%	10/15/2030	10,000	6,358,890
Ferrellgas Partners LP†	6.75%	5/1/2014	2,500	1,762,500
Inergy Finance LP	8.25%	3/1/2016	8,000	5,920,000
MarkWest Energy Partners LP	8.75%	4/15/2018	2,400	1,524,000
Williams Cos., Inc. (The)	7.50%	1/15/2031	6,100	4,003,802
Total				19,569,192
Health Services 9.52%
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	1,300	1,033,500
Biomet, Inc.	11.625%	10/15/2017	2,625	1,981,875
Community Health Systems	8.875%	7/15/2015	5,500	4,441,250
HCA, Inc.	9.125%	11/15/2014	13,275	10,819,125
Healthsouth Corp.	9.133%#	6/15/2014	3,050	2,546,750
Select Medical Corp.	7.625%	2/1/2015	2,000	1,190,000
Sun Healthcare Group, Inc.	9.125%	4/15/2015	5,000	4,175,000
Tenet Healthcare Corp.	9.875%	7/1/2014	2,025	1,468,125
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	4,000	2,420,000
Vanguard Health Holdings Co. (11.25% after 10/1/2009)*	Zero Coupon	10/1/2015	2,450	1,898,750
Total				31,974,375
Hotels 1.54%
Gaylord Entertainment Co.	8.00%	11/15/2013	3,000	1,796,250
Host Hotels & Resorts LP	6.375%	3/15/2015	5,000	3,387,500
Total				5,183,750

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Investments & Miscellaneous Financial Services 0.47%
Goldman Sachs Group, Inc. (The)	6.15%	4/1/2018	$1,950	$1,593,659
Leisure 0.97%
Universal City Development Partners Ltd.	11.75%	4/1/2010	5,000	3,262,500
Machinery 1.08%
Baldor Electric Co.	8.625%	2/15/2017	4,890	3,618,600
Media: Broadcast 1.07%
Bonten Media Acquisition PIK†	9.00%	6/1/2015	925	328,375
Lin TV Corp.	6.50%	5/15/2013	1,525	716,750
Rainbow National Services LLC†	10.375%	9/1/2014	2,720	2,366,400
Univision Communications, Inc. PIK†	9.75%	3/15/2015	1,275	168,938
Total				3,580,463
Media: Cable 4.35%
CCH I LLC	11.75%	5/15/2014	2,500	337,500
CCH I LLC/CCH I Capital Corp.	11.00%	10/1/2015	3,000	810,000
CCH II LLC/CCH II Capital Corp.	10.25%	9/15/2010	2,000	960,000
Charter Communications Operating LLC/Charter Communications Operating Capital†	10.875%	9/15/2014	1,525	1,101,812
DirecTV Holdings LLC	7.625%	5/15/2016	5,050	4,330,375
Mediacom Communications Corp.	9.50%	1/15/2013	6,000	4,950,000
Virgin Media Finance plc (United Kingdom)(b)	9.125%	8/15/2016	3,000	2,130,000
Total				14,619,687
Metals/Mining (Excluding Steel) 3.41%
Arch Western Finance LLC	6.75%	7/1/2013	1,300	1,053,000
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	8,675	6,167,439
Noranda Aluminum Acquisition Corp. PIK	6.595%#	5/15/2015	1,025	338,250
Peabody Energy Corp.	5.875%	4/15/2016	5,025	3,894,375
Total				11,453,064
Mortgage Banks & Thrifts 0.00%
Washington Mutual Bank	6.875%	6/15/2011	2,500	6,750

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Multi-Line Insurance 0.24%
USI Holdings Corp.†	9.75%	5/15/2015	$2,000	$812,500
Non-Food & Drug Retailers 0.20%
Bon-Ton Corp. Stores, Inc.	10.25%	3/15/2014	1,525	236,375
Harry & David Operations Corp.	9.00%	3/1/2013	1,000	425,000
Total				661,375
Oil Field Equipment & Services 2.23%
Bristow Group, Inc.	6.125%	6/15/2013	1,400	1,029,000
Complete Production Services, Inc.	8.00%	12/15/2016	3,000	1,905,000
PHI, Inc.	7.125%	4/15/2013	2,650	1,629,750
Pride International, Inc.	7.375%	7/15/2014	3,425	2,936,937
Total				7,500,687
Packaging 2.78%
Ball Corp.	6.625%	3/15/2018	6,000	5,055,000
Crown Cork & Seal Co., Inc.	8.00%	4/15/2023	2,775	2,060,438
Rexam plc (United Kingdom)†(b)	6.75%	6/1/2013	1,250	1,267,966
Solo Cup Co.	8.50%	2/15/2014	1,500	937,500
Total				9,320,904
Printing & Publishing 0.29%
Dex Media West	9.875%	8/15/2013	1,525	339,312
Idearc, Inc.	8.00%	11/15/2016	2,125	185,938
R.H. Donnelley, Inc.†	11.75%	5/15/2015	1,702	459,540
Total				984,790
Software/Services 1.33%
SERENA Software, Inc.	10.375%	3/15/2016	1,725	966,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	2,500	1,462,500
Vangent, Inc.	9.625%	2/15/2015	3,500	2,047,500
Total				4,476,000
Steel Producers/Products 1.31%
Allegheny Ludlum Corp.	6.95%	12/15/2025	2,200	1,991,779
Century Aluminum Co.	7.50%	8/15/2014	2,300	1,334,000
Evraz Group SA (Luxembourg)†(b)	9.50%	4/24/2018	2,500	1,087,500
Total				4,413,279

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Support: Services 1.54%
Education Management LLC/Education Management Finance Corp.	8.75%	6/1/2014	$2,000	$1,460,000
Expedia, Inc.†	8.50%	7/1/2016	1,850	1,137,750
Hertz Corp. (The)	10.50%	1/1/2016	2,500	1,012,500
Rental Service Corp.	9.50%	12/1/2014	3,125	1,546,875
Total				5,157,125
Telecommunications: Integrated/Services 7.51%
Broadview Networks Holdings	11.375%	9/1/2012	4,900	3,503,500
Cincinnati Bell, Inc.	8.375%	1/15/2014	5,075	3,774,531
Intelsat Corp.†	9.25%	8/15/2014	2,050	1,778,375
Intelsat Subsidiary Holding Co., Ltd.†	8.50%	1/15/2013	2,050	1,763,000
Nordic Telephone Holdings Co. (Denmark)†(b)	8.875%	5/1/2016	8,515	6,215,950
Qwest Corp.	6.069%#	6/15/2013	3,000	2,115,000
Sprint Capital Corp.	8.75%	3/15/2032	2,075	1,080,629
Windstream Corp.	8.125%	8/1/2013	6,000	4,980,000
Total				25,210,985
Telecommunications: Wireless 4.31%
Centennial Communications Corp.	10.125%	6/15/2013	1,525	1,511,656
Digicel Group Ltd. (Jamaica)†(b)	8.875%	1/15/2015	1,550	806,000
Hellas II (Luxembourg)†(b)	10.503%#	1/15/2015	2,000	450,000
MetroPCS Wireless, Inc.	9.25%	11/1/2014	2,000	1,650,000
Sprint Capital Corp.	8.375%	3/15/2012	5,700	3,878,491
Verizon Wireless†	8.50%	11/15/2018	1,075	1,086,465
Vimpel-Communications (Ireland)†(b)	9.125%	4/30/2018	3,000	1,335,000
Wind Acquisition Finance SA (Italy)†(b)	10.75%	12/1/2015	4,575	3,774,375
Total				14,491,987
Theaters & Entertainment 0.38%
AMC Entertainment, Inc.	8.625%	8/15/2012	1,525	1,288,625
Total High Yield Corporate Bonds (cost $443,017,426)				308,061,810
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.48%
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	1,000	730,781
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%	8/13/2042	1,210	892,893
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,401,159)				1,623,674

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2008

Investments	Interest Rate	Shares (000)	Value
NON-CONVERTIBLE PREFERRED STOCKS 0.60%
Consumer Products
H.J. Heinz Finance Co.† (cost $2,000,000)	8.00%	– (c)	$2,021,250
Total Long-Term Investments (cost $459,874,220)			320,376,910
		Principal Amount (000)
SHORT-TERM INVESTMENT 2.77%
Repurchase Agreement
Repurchase Agreement dated 11/28/2008, 0.03% due 12/1/2008 with State Street Bank & Trust Co. collateralized by $9,475,000 of Federal Home Loan Bank Discount Note at Zero Coupon due 12/26/2008; value: $9,475,000; proceeds: $9,287,913 (cost $9,287,890)		$9,288	9,287,890
Total Investments in Securities 98.15% (cost $469,162,110)			329,664,800
Cash and Other Assets in Excess of Liabilities(d) 1.85%			6,217,973
Net Assets 100.00%			$335,882,773

  PIK  Payment-in-kind.

  *  Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  #  Variable rate security. The interest rate represents the rate at November 30, 2008.

  (a)  Floating Rate Loan. Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at November 30, 2008.

  (b)  Foreign security traded in U.S. dollars.

  (c)  Amount is less than 1,000 shares.

See Notes to Financial Statements.

Schedule of Investments (concluded)

HIGH YIELD FUND November 30, 2008

  (d)  Cash and other assets in excess of liabilities include net unrealized depreciation on credit default swap agreements, as follows:

Credit Default Swap Agreements on Corporate Issues - Sell Protection *

Reference Entity	Reference Entity S&P Credit Rating	Receive Fixed Rate	Maturity Date	Counterparty	Notational Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
Abitibi-Consolidated				Citicorp
Inc.				Security
8.375% due 4/1/2015	CCC+	5.10%	9/20/11	Services	$1,200	$(923,930)	$–	$(923,930)
Advanced Micro Devices, Inc. 7.75% due 11/1/2012	B-	5.00%	6/20/13	Deutsche Bank	2,000	(755,092)	(30,473)	(785,565)
Dole Food Co. Inc. 8.875% due 3/15/2011	B	4.50%	3/20/12	Goldman Sachs Capital Markets LP	1,000	(269,678)	–	(269,678)
								$(1,979,173)

  *  If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity.

Industry classifications and credit ratings have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Schedule of Investments

INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS 71.55%
Advertising 0.26%
Lamar Media Corp.	6.625%	8/15/2015	$1,180	$861,400
R.H. Donnelley Corp.	8.875%	10/15/2017	2,575	347,625
Total				1,209,025
Aerospace/Defense 0.18%
Hawker Beechcraft Acquisition Co. LLC	9.75%	4/1/2017	1,360	448,800
L-3 Communications Corp.	7.625%	6/15/2012	400	371,000
Total				819,800
Aluminum 0.06%
Century Aluminum Co.	7.50%	8/15/2014	500	290,000
Apparel 0.91%
Phillips-Van Heusen Corp.	7.25%	2/15/2011	750	616,875
VF Corp.	6.45%	11/1/2037	2,500	1,903,078
Warnaco Group, Inc.	8.875%	6/15/2013	1,785	1,646,663
Total				4,166,616
Auto Parts: Original Equipment 0.40%
ITC Holdings Corp.†	6.05%	1/31/2018	2,000	1,817,620
Auto Trucks & Parts 0.03%
Visteon Corp.	7.00%	3/10/2014	1,250	137,500
Automotive 0.94%
Roper Industries, Inc.	6.625%	8/15/2013	4,175	4,301,406
Banks 1.38%
Citigroup, Inc.	6.50%	8/19/2013	600	572,003
Citigroup, Inc.	6.875%	3/5/2038	1,852	1,724,553
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	4,269	3,463,474
Wachovia Corp.	5.30%	10/15/2011	575	547,751
Total				6,307,781
Beverages 0.55%
Anheuser-Busch Cos., Inc.	4.95%	1/15/2014	1,200	1,078,831
Anheuser-Busch Cos., Inc.	6.00%	4/15/2011	1,475	1,466,149
Total				2,544,980

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Biotechnology Research & Production 0.17%
Amgen, Inc.	6.375%	6/1/2037	$455	$411,072
FMC Finance III SA (Luxembourg)(a)	6.875%	7/15/2017	425	357,000
Total				768,072
Broadcasting 0.83%
Cox Communications, Inc.†	5.875%	12/1/2016	4,500	3,816,477
Brokers 0.40%
Morgan Stanley	6.625%	4/1/2018	2,216	1,840,884
Building Materials 0.20%
Texas Industries, Inc.	7.25%	7/15/2013	325	248,625
Texas Industries, Inc.†	7.25%	7/15/2013	875	669,375
Total				918,000
Cable Services 3.73%
Charter Communications Operating LLC/ Charter Communications Operating Capital†	10.875%	9/15/2014	300	216,750
Comcast Corp.	6.95%	8/15/2037	10,650	8,955,212
Mediacom Communications Corp.	9.50%	1/15/2013	960	792,000
Time Warner Cable, Inc.	5.85%	5/1/2017	4,500	3,783,888
Time Warner Cable, Inc.	7.30%	7/1/2038	3,250	2,717,400
Time Warner Cable, Inc.	8.25%	2/14/2014	636	628,595
Total				17,093,845
Chemicals 0.65%
Braskem Financial Ltd. (Brazil)†(a)	7.25%	6/5/2018	950	629,375
Huntsman International LLC	7.375%	1/1/2015	1,275	847,875
Huntsman International LLC	7.875%	11/15/2014	250	166,250
Nalco Co.	7.75%	11/15/2011	1,200	1,071,000
Nalco Co.	8.875%	11/15/2013	350	281,750
Total				2,996,250
Coal 0.64%
CONSOL Energy, Inc.	7.875%	3/1/2012	3,345	2,918,513
Communications & Media 0.09%
Rainbow National Services LLC†	10.375%	9/1/2014	500	435,000

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Computer Hardware 0.25%
Seagate Technology Holdings, Inc.	6.80%	10/1/2016	$1,800	$1,134,000
Computer Service 0.32%
First Data Corp.	9.875%	9/24/2015	1,150	667,000
SK Broadband Co., Ltd. (South Korea)†(a)	7.00%	2/1/2012	1,100	797,500
Total				1,464,500
Computer Software 1.04%
BMC Software, Inc.	7.25%	6/1/2018	2,000	1,853,378
Intuit, Inc.	5.75%	3/15/2017	3,130	2,252,896
SunGard Data Systems, Inc.	10.25%	8/15/2015	1,100	643,500
Total				4,749,774
Computer Technology 0.07%
Equitable Resources, Inc.	6.50%	4/1/2018	350	311,906
Construction/Home Building 1.53%
CRH America, Inc.	5.625%	9/30/2011	7,730	5,938,449
CRH America, Inc.	6.00%	9/30/2016	760	511,833
CRH America, Inc.	8.125%	7/15/2018	721	544,353
Total				6,994,635
Containers 0.93%
Pactiv Corp.	5.875%	7/15/2012	700	646,353
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	3,550	3,601,024
Total				4,247,377
Diversified 0.59%
Tyco Electronics Group (Luxembourg)(a)	6.00%	10/1/2012	568	530,617
Tyco Electronics Group (Luxembourg)(a)	7.125%	10/1/2037	2,800	2,174,712
Total				2,705,329
Diversified Materials & Processing 0.14%
ProLogis	5.625%	11/15/2015	1,650	623,312
Drugs 1.19%
Hospira, Inc.	6.05%	3/30/2017	2,774	2,390,988
Schering-Plough Corp.	6.55%	9/15/2037	3,456	3,060,015
Total				5,451,003

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Equipment/Components 1.27%
Baldor Electric Co.	8.625%	2/15/2017	$425	$314,500
Enel Finance International SA (Italy)†(a)	6.25%	9/15/2017	850	743,230
Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	3,500	2,844,856
Entergy Gulf States Louisiana LLC†	6.00%	5/1/2018	1,546	1,272,874
Georgia Power Co.	6.00%	11/1/2013	210	211,965
NXP BV (Netherlands)(a)	7.875%	10/15/2014	1,450	442,250
Total				5,829,675
Electric: Generation 0.08%
NRG Energy, Inc.	7.25%	2/1/2014	450	367,875
Electric: Power 5.54%
CenterPoint Energy, Inc.	5.75%	1/15/2014	2,000	1,765,744
E. On International Finance BV (Netherlands)†(a)	6.65%	4/30/2038	1,055	923,563
Entergy Louisiana LLC	6.50%	9/1/2018	1,000	903,123
General Electric Capital Corp.	5.25%	10/19/2012	450	437,337
General Electric Capital Corp.	5.875%	1/14/2038	7,475	6,138,560
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	3,980	3,164,048
NiSource Finance Corp.	6.80%	1/15/2019	1,700	1,241,321
Oncor Electric Delivery Co.	6.375%	1/15/2015	2,000	1,841,422
Oncor Electric Delivery Co.	7.25%	1/15/2033	1,982	1,671,550
Scottish Power plc (United Kingdom)(a)	5.375%	3/15/2015	2,930	2,576,751
Sempra Energy	9.80%	2/15/2019	2,000	2,059,274
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	2,000	1,593,506
Union Electric Co.	6.40%	6/15/2017	1,211	1,069,595
Total				25,385,794
Electrical Equipment 0.10%
ITC Midwest LLC†	6.15%	1/31/2038	557	461,171
Electrical: Household 0.93%
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	5,000	4,260,225
Electronics: Semi-Conductors/Components 1.43%
Agilent Technologies, Inc.	6.50%	11/1/2017	2,800	2,170,328
Avnet, Inc.	6.625%	9/15/2016	3,150	2,320,117
National Semiconductor Corp.	6.60%	6/15/2017	2,603	2,085,485
Total				6,575,930

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy Equipment & Services 0.63%
Cameron International Corp.	6.375%	7/15/2018	$350	$311,539
Inergy Finance LP	8.25%	3/1/2016	1,740	1,287,600
Nabors Industries, Inc.	6.15%	2/15/2018	1,490	1,292,082
Total				2,891,221
Financial: Miscellaneous 1.07%
Ford Motor Credit Co. LLC	7.875%	6/15/2010	4,769	2,431,603
HKCG Finance Ltd. (Hong Kong)†(a)	6.25%	8/7/2018	1,475	1,433,303
Petroplus Finance Ltd.†	7.00%	5/1/2017	1,660	1,037,500
Total				4,902,406
Financial Services 3.45%
American Express Bank FSB	5.50%	4/16/2013	4,425	3,925,829
American Express Credit Corp.	7.30%	8/20/2013	62	58,863
American Honda Finance Corp.†	6.70%	10/1/2013	700	697,518
Dun & Bradstreet Corp. (The)	6.00%	4/1/2013	2,000	1,864,434
GMAC LLC	6.00%	12/15/2011	750	267,314
GMAC LLC	6.75%	12/1/2014	1,363	443,264
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,575	1,156,170
Janus Capital Group, Inc.	6.25%	6/15/2012	625	495,611
Janus Capital Group, Inc.	6.70%	6/15/2017	2,390	1,699,120
Merrill Lynch & Co., Inc.	6.15%	4/25/2013	890	842,236
Prudential Financial, Inc.	5.15%	1/15/2013	775	690,978
Wachovia Corp.	5.70%	8/1/2013	1,748	1,667,295
Xstrata Finance Ltd. (Canada)†(a)	5.50%	11/16/2011	800	734,402
Xstrata Finance Ltd. (Canada)†(a)	6.90%	11/15/2037	1,896	1,260,402
Total				15,803,436
Food 2.75%
Dole Food Co., Inc.	8.625%	5/1/2009	935	841,500
Kraft Foods, Inc.	6.875%	1/26/2039	4,700	4,135,784
Land O' Lakes, Inc.	9.00%	12/15/2010	2,000	1,995,000
Smithfield Foods, Inc.	7.75%	7/1/2017	1,550	817,625
Tesco plc (United Kingdom)†(a)	6.15%	11/15/2037	3,050	2,423,570
Wm. Wrigley Jr. Co.	4.30%	7/15/2010	675	610,875
Wm. Wrigley Jr. Co.	4.65%	7/15/2015	2,525	1,780,125
Total				12,604,479

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming 0.25%
Pinnacle Entertainment, Inc.	8.25%	3/15/2012	$1,025	$753,375
Scientific Games International, Inc.†	7.875%	6/15/2016	575	416,875
Total				1,170,250
Healthcare Management Services 0.84%
WellPoint, Inc.	5.00%	1/15/2011	2,935	2,715,691
WellPoint, Inc.	6.375%	6/15/2037	1,500	1,150,158
Total				3,865,849
Healthcare Products 1.18%
Biogen Idec, Inc.	6.00%	3/1/2013	545	542,425
Biogen Idec, Inc.	6.875%	3/1/2018	1,800	1,823,049
Biomet, Inc.	11.625%	10/15/2017	1,250	943,750
HCA, Inc.	9.125%	11/15/2014	2,596	2,115,740
Total				5,424,964
Healthcare Services 1.31%
Community Health Systems	8.875%	7/15/2015	1,000	807,500
Humana, Inc.	8.15%	6/15/2038	1,300	1,023,595
Medco Health Solutions, Inc.	7.125%	3/15/2018	1,000	881,481
UnitedHealth Group, Inc.	5.00%	8/15/2014	3,000	2,681,220
UnitedHealth Group, Inc.	6.625%	11/15/2037	835	616,895
Total				6,010,691
Household Equipment/Products 0.19%
Newell Rubbermaid, Inc.	5.50%	4/15/2013	1,000	893,164
Household Furnishings 0.19%
ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	1,125	871,875
Industrial Products 0.78%
Mueller Water Products, Inc.	7.375%	6/1/2017	1,125	753,750
Quicksilver Resources, Inc.	8.25%	8/1/2015	980	637,000
Vulcan Materials Co.	6.30%	6/15/2013	2,250	2,200,574
Total				3,591,324
Insurance 0.97%
American International Group, Inc.	4.95%	3/20/2012	1,500	1,006,305
American International Group, Inc.	5.85%	1/16/2018	5,825	3,464,285
Total				4,470,590

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Investment Management Companies 2.04%
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	$975	$511,875
BlackRock, Inc.	6.25%	9/15/2017	6,350	5,661,558
Morgan Stanley	5.95%	12/28/2017	2,500	2,014,890
Morgan Stanley	6.00%	4/28/2015	1,420	1,172,953
Total				9,361,276
Leisure 0.33%
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	2,095	1,492,688
Lodging 0.57%
Starwood Hotels & Resorts Worldwide, Inc.	6.25%	2/15/2013	3,700	2,592,190
Machinery: Agricultural 0.33%
BAT International Finance plc (United Kingdom)†(a)	8.125%	11/15/2013	1,500	1,493,771
Machinery: Industrial/Specialty 0.40%
RPM International, Inc.	6.50%	2/15/2018	2,000	1,826,956
Manufacturing 0.02%
Wabtec Corp.	6.875%	7/31/2013	82	71,955
Materials & Commodities 0.18%
RBS Global & Rexnord Corp.	8.875%	9/1/2016	1,300	812,500
Media 1.04%
Time Warner, Inc.	6.75%	4/15/2011	1,850	1,748,672
Time Warner, Inc.	7.625%	4/15/2031	3,500	3,016,128
Total				4,764,800
Metal Fabricating 0.19%
Commercial Metals Co.	7.35%	8/15/2018	1,200	863,846
Metals & Minerals Miscellaneous 0.79%
CII Carbon LLC†	11.125%	11/15/2015	1,125	883,125
Compass Minerals International, Inc.	12.00%#	6/1/2013	250	249,362
FMG Finance Pty Ltd. (Australia)†(a)	10.625%	9/1/2016	400	228,000
Rio Tinto Finance USA Ltd. (Australia)(a)	5.875%	7/15/2013	2,900	2,256,296
Total				3,616,783

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Miscellaneous 0.57%
Fiserv, Inc.	6.125%	11/20/2012	$1,850	$1,713,527
Lender Processing Services, Inc.	8.125%	7/1/2016	225	190,125
Magellan Midstream Partners LP	6.40%	5/1/2037	950	699,840
Total				2,603,492
Natural Gas 0.74%
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	3,770	3,378,203
Office Supplies 0.65%
Steelcase, Inc. Class A	6.50%	8/15/2011	3,150	2,960,767
Oil 1.49%
BJ Services Co.	6.00%	6/1/2018	1,750	1,702,570
Gulf South Pipeline Co. LP†	5.05%	2/1/2015	2,000	1,745,264
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	3,230	2,627,831
Questar Market Resources	6.80%	4/1/2018	810	742,627
Total				6,818,292
Oil: Crude Producers 1.96%
Alberta Energy Co., Ltd. (Canada)(a)	8.125%	9/15/2030	1,000	927,752
Canadian Natural Resources (Canada)(a)	6.25%	3/15/2038	1,000	741,652
Cimarex Energy Co.	7.125%	5/1/2017	1,410	1,106,850
EnCana Corp. (Canada)(a)	6.30%	11/1/2011	2,425	2,374,148
Kerr-McGee Corp.	7.125%	10/15/2027	1,000	828,353
Key Energy Services, Inc.	8.375%	12/1/2014	1,180	828,950
Murphy Oil Corp.	7.05%	5/1/2029	200	181,484
Southwestern Energy Co.†	7.50%	2/1/2018	1,555	1,321,750
W&T Offshore, Inc.†	8.25%	6/15/2014	1,080	675,000
Total				8,985,939
Oil: Integrated Domestic 4.96%
Buckeye Partners LP	6.05%	1/15/2018	2,000	1,734,964
Enterprise Products Partners LP	5.60%	10/15/2014	2,200	1,871,738
Enterprise Products Partners LP	7.50%	2/1/2011	650	635,402
Ferrellgas Partners LP†	6.75%	5/1/2014	1,600	1,128,000
Kinder Morgan Energy Partners LP	7.50%	11/1/2010	1,245	1,219,311
Marathon Oil Corp.	6.60%	10/1/2037	1,875	1,388,094
National Fuel Gas Co.†	6.50%	4/15/2018	2,022	1,895,823

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Integrated Domestic (continued)
Newfield Exploration Co.	7.125%	5/15/2018	$700	$500,500
Pacific Energy Partners LP	6.25%	9/15/2015	1,444	1,152,403
Plains All American Pipeline LP	7.75%	10/15/2012	3,500	3,270,257
Questar Gas Co.	7.20%	4/1/2038	1,000	881,973
Rockies Express Pipeline LLC†	6.25%	7/15/2013	700	685,555
Rockies Express Pipeline LLC†	6.85%	7/15/2018	3,500	3,149,531
Transcontinental Gas Pipe Line Corp.	6.05%	6/15/2018	400	344,116
Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	2,050	2,031,076
Transcontinental Gas Pipe Line Corp.	7.25%	12/1/2026	1,000	871,118
Total				22,759,861
Oil: Integrated International 1.56%
Northwest Pipeline GP	6.05%	6/15/2018	425	365,623
Questar Pipeline Co.	5.83%	2/1/2018	1,000	879,856
Suncor Energy, Inc. (Canada)(a)	6.50%	6/15/2038	2,631	1,938,010
Transocean, Inc.	6.00%	3/15/2018	1,500	1,330,205
Transocean, Inc.	6.80%	3/15/2038	1,770	1,508,564
Williams Partners LP	7.25%	2/1/2017	1,455	1,143,805
Total				7,166,063
Paper & Forest Products 0.43%
International Paper Co.	7.40%	6/15/2014	2,000	1,642,334
International Paper Co.	8.70%	6/15/2038	500	333,533
Total				1,975,867
Pollution Control 0.67%
Allied Waste Industries, Inc.	6.375%	4/15/2011	2,675	2,507,813
Clean Harbors, Inc.	11.25%	7/15/2012	560	570,500
Total				3,078,313
Railroads 0.20%
Canadian Pacific Railway Ltd. (Canada)(a)	5.75%	5/15/2013	1,000	937,380
Retail 0.60%
Macy's Retail Holdings, Inc.	7.875%	7/15/2015	3,000	2,032,671
Wal-Mart Stores, Inc.	6.50%	8/15/2037	750	733,228
Total				2,765,899

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retail: Specialty 0.22%
Atlantic Broadband Finance LLC	9.375%	1/15/2014	$950	$684,000
Revlon Consumer Products Corp.	9.50%	4/1/2011	500	342,500
Total				1,026,500
Services 0.40%
Corrections Corp. of America	7.50%	5/1/2011	1,925	1,838,375
Steel 1.25%
Allegheny Technologies, Inc.	8.375%	12/15/2011	1,681	1,776,728
ArcelorMittal (Luxembourg)(a)	5.375%	6/1/2013	2,250	1,620,340
Steel Capital SA for OAO Severstal (Luxembourg)(a)†	9.75%	7/29/2013	280	121,800
Steel Dynamics, Inc.	7.375%	11/1/2012	2,945	2,194,025
Total				5,712,893
Technology 0.27%
Fisher Scientific International, Inc.	6.75%	8/15/2014	1,400	1,238,097
Telecommunications 5.27%
AT&T Broadband Corp.	9.455%	11/15/2022	425	442,250
British Telecom plc (United Kingdom)(a)	8.625%	12/15/2010	1,346	1,344,373
British Telecom plc (United Kingdom)(a)	9.125%	12/15/2030	1,825	1,717,871
France Telecom SA (France)(a)	8.50%	3/1/2031	1,000	1,001,965
Nextel Communications, Inc.	7.375%	8/1/2015	1,900	760,357
Nordic Telephone Holdings Co. (Denmark)†(a)	8.875%	5/1/2016	1,100	803,000
Qwest Corp.	8.875%	3/15/2012	7,350	6,100,500
SK Telecom Co., Ltd. (South Korea)†(a)	4.25%	4/1/2011	1,250	1,152,515
Sprint Capital Corp.	7.625%	1/30/2011	4,525	3,259,457
Sprint Capital Corp.	8.75%	3/15/2032	1,000	520,785
Telecom Italia Capital SpA (Italy)(a)	5.25%	11/15/2013	4,200	3,195,268
Telecom Italia Capital SpA (Italy)(a)	6.375%	11/15/2033	850	528,230
Telecom Italia Capital SpA (Italy)(a)	7.20%	7/18/2036	4,000	2,686,088
Verizon Wireless†	8.50%	11/15/2018	650	656,932
Total				24,169,591
Telecommunications Equipment 0.02%
General Cable Corp.	7.125%	4/1/2017	160	101,600

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Textile Products 0.25%
Mohawk Industries, Inc.	6.125%		1/15/2016	$1,481	$1,163,616
Tobacco 0.46%
Reynolds American, Inc.	7.25%		6/15/2037	3,258	2,104,222
Toys 0.38%
Mattel, Inc.	5.625%		3/15/2013	2,000	1,747,002
Transportation: Miscellaneous 0.77%
CSX Corp.	6.25%		3/15/2018	4,000	3,514,640
Utilities 0.84%
Commonwealth Edison Co.	5.95%		8/15/2016	2,000	1,800,416
Commonwealth Edison Co.	6.45%		1/15/2038	1,000	799,871
Commonwealth Edison Co.	6.95%		7/15/2018	195	175,515
El Paso Electric Co.	7.50%		3/15/2038	1,400	1,082,677
Total					3,858,479
Utilities: Electrical 0.89%
Israel Electric Corp. Ltd. (Israel)†(a)	7.25%		1/15/2019	300	269,431
Oklahoma Gas and Electric Co.	6.35%		9/1/2018	550	517,987
Oklahoma Gas and Electric Co.	6.45%		2/1/2038	1,000	827,901
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%		10/27/2036	3,225	2,129,087
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.60%		8/1/2013	375	333,419
Total					4,077,825
Utilities: Miscellaneous 0.37%
American Water Capital Corp.	6.593%		10/15/2037	725	509,041
Source Gas LLC†	5.90%		4/1/2017	1,600	1,199,168
Total					1,708,209
Total Corporate Bonds (cost $398,057,558)					328,032,414
FLOATING RATE LOANS 0.22%
Texas Competitive Electric Holdings Co. LLC Term Loan B(b) (cost $1,048,742)	5.268	% – 7.262%	10/24/2014	1,475	1,003,922

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.12%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(c)	10/15/2020	$1	(d)	$13,162
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	37		33,167
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(c)	8/15/2021	4		46,528
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%(c)	12/15/2020	–	(d)	6,412
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(c)	12/15/2020	1	(d)	12,466
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(c)	2/15/2021	–	(d)	7,872
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(c)	2/15/2021	1	(d)	18,443
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(c)	4/15/2021	–	(d)	6,198
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(c)	4/15/2021	1	(d)	6,753
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(c)	4/15/2021	1	(d)	25,368
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(c)	5/15/2021	2		41,350
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	46		40,496
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(c)	9/15/2021	–	(d)	10,958
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	83		80,975
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(c)	11/15/2021	–	(d)	4,758
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(c)	2/15/2022	–	(d)	1,856
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(c)	4/15/2022	–	(d)	3,225
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	146		125,796
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	74		65,424
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	19		4,412
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	8		7,048
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%(c)	12/25/2021	–	(d)	8,559
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $428,453)						571,226
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 23.07%
Federal Home Loan Mortgage Corp.(e)	5.00%		TBA	31,100		31,347,836
Federal Home Loan Mortgage Corp.(e)	5.50%		TBA	11,400		11,562,344
Federal Home Loan Mortgage Corp.	5.69	%#	11/1/2035	2,429		2,461,479
Federal Home Loan Mortgage Corp.	5.824	%#	11/1/2036	3,433		3,503,778
Federal Home Loan Mortgage Corp.	6.142	%#	6/1/2036	3,137		3,157,828
Federal Home Loan Mortgage Corp.(e)	6.00%		TBA	8,600		8,773,342
Federal National Mortgage Assoc.	5.25	%#	10/1/2035	5,695		5,779,250
Federal National Mortgage Assoc.	5.50%		3/1/2033	336		342,345
Federal National Mortgage Assoc.	5.502	%#	4/1/2036	2,578		2,624,242
Federal National Mortgage Assoc.	5.523	%#	4/1/2036	5,403		5,495,419

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	5.655%#	8/1/2036	$4,807	$4,878,236
Federal National Mortgage Assoc.	5.733%#	10/1/2036	3,140	3,193,864
Federal National Mortgage Assoc.	5.81%#	10/1/2036	2,216	2,256,189
Federal National Mortgage Assoc.	5.915%#	5/1/2036	1,910	1,944,895
Federal National Mortgage Assoc.(f)	5.931%#	12/1/2036	3,726	3,804,553
Federal National Mortgage Assoc.	5.932%#	8/1/2036	3,341	3,408,697
Federal National Mortgage Assoc.(e)	6.00%	TBA	11,000	11,228,591
Total Government Sponsored Enterprises Pass-Throughs (cost $104,588,474)				105,762,888
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 18.15%
Banc of America Commercial Mortgage, Inc. 2006-3 A4	5.889%	7/10/2044	8,019	5,649,015
Banc of America Commercial Mortgage, Inc. 2006-5 A4	5.414%	9/10/2047	975	665,837
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A4	5.456%#	3/11/2039	2,725	2,016,524
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%	12/1/2038	7,775	5,616,443
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%	10/12/2041	7,415	5,380,087
Citigroup Commercial Mortgage Trust 2006-C4 A3	5.724%#	3/15/2049	1,000	655,218
CS First Boston Mortgage Securities Corp. 2003-C3 A5	3.936%	5/15/2038	2,890	2,268,421
CS First Boston Mortgage Securities Corp. 2005-C2 AAB	4.681%	4/15/2037	5,120	4,197,086
GE Capital Commercial Mortgage Corp. 2005-C4 A4	5.334%#	11/10/2045	3,275	2,441,534
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.338%#	3/10/2044	2,000	1,394,593
GMAC Commercial Mortgage Securities, Inc. 2004-C2 A4	5.301%	8/10/2038	1,720	1,357,040
Greenwich Capital Commercial Funding Corp. 2005-GG3 A4	4.799%	8/10/2042	2,500	1,864,351
Greenwich Capital Commercial Funding Corp. 2005-GG5 A5	5.224%	4/10/2037	1,390	1,028,892
GS Mortgage Securities Corp. II 2004-GG2 A6	5.396%	8/10/2038	1,000	792,778

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	$3,215	$2,349,462
GS Mortgage Securities Corp. II 2006-GG6 A4	5.553%	4/10/2038	3,525	2,501,373
GS Mortgage Securities Corp. II 2006-GG8 AAB	5.535%	11/10/2039	3,855	2,850,654
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A4	5.28%#	1/12/2043	1,210	853,020
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%#	8/15/2042	2,000	1,384,080
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 A4	5.399%	5/15/2045	1,200	768,230
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDPF A4	5.875%#	4/15/2045	1,300	877,014
LB-UBS Commercial Mortgage Trust 2006-C1 AAB	5.139%	2/15/2031	1,000	772,819
LB-UBS Commercial Mortgage Trust 2006-C3 A4	5.661%	3/15/2039	3,570	2,525,653
LB-UBS Commercial Mortgage Trust 2006-C6 A4	5.372%	9/15/2039	1,640	1,108,249
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.242%#	11/12/2037	8,240	6,124,576
Merrill Lynch Mortgage Trust 2006-C1 AM	5.657%#	5/12/2039	1,000	492,840
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A4	5.423%#	2/12/2039	3,395	2,371,471
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%	12/12/2049	500	303,170
Morgan Stanley Capital I 2003-IQ6 A4	4.97%	12/15/2041	1,325	1,051,077
Morgan Stanley Capital I 2005-HQ6 A4B	5.042%	8/13/2042	1,000	734,636
Morgan Stanley Capital I 2005-HQ7 A4	5.208%#	11/14/2042	4,160	3,042,352
Morgan Stanley Capital I 2005-IQ9 A5	4.70%	7/15/2056	705	522,991
Morgan Stanley Capital I 2006-HQ8 A4	5.389%#	3/12/2044	2,500	1,758,268
Morgan Stanley Capital I 2006-HQ9 AAB	5.685%	7/12/2044	4,700	3,520,546
Morgan Stanley Capital I 2006-T21 A4	5.162%	10/12/2052	3,805	2,626,614
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	990	894,008
Wachovia Bank Commercial Mortgage Trust 2005-C17 APB	5.037%	3/15/2042	5,500	4,518,034
Wachovia Bank Commercial Mortgage Trust 2005-C22 A4	5.265%#	12/15/2044	5,475	3,943,704
Total Non-Agency Commercial Mortgage-Backed Securities (cost $105,075,564)				83,222,660

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. TREASURY OBLIGATIONS 0.06%
U.S. Treasury Bonds (cost $261,659)	4.375%	2/15/2038	$251	$290,866
Total Investments in Securities 113.17% (cost $609,460,450)				518,883,976
Liabilities in Excess of Cash and Other Assets(g) (13.17%)				(60,391,564)
Net Assets 100.00%				$458,492,412

  IO  Interest Only.

  PO  Principal Only.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

    This investment has been rated by Fitch IBCA.

  #  Variable rate security. The interest rate represents the rate at November 30, 2008.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Floating Rate Loan. Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at November 30, 2008.

  (c)  IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large

  (d)  Amount is less than $1,000.

  (e)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

  (f)  Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of November 30, 2008 (See Note 2 (h)).

  (g)  Liabilities in excess of cash and other assets include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts, as follows:

Open Futures Contracts at November 30, 2008:
Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2008	$206	Short	$(25,315,469)	$(1,593,804)
U.S. 5-Year Treasury Note	December 2008	134	Short	(15,992,062)	(909,856)
U.S. 30-Year Treasury Bond	March 2009	291	Short	(37,097,953)	(2,494,842)
Totals				$(78,405,484)	$(4,998,502)

Open Forward Foreign Currency Contracts as of November 30, 2008:

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $Cost On Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso	Buy	12/5/2008	500,000	$158,378	$147,402	$(10,976)
Argentine Peso	Sell	12/5/2008	500,000	148,311	147,402	909
Argentine Peso	Buy	1/15/2009	1,250,000	399,872	342,866	(57,006)
Argentine Peso	Buy	3/6/2009	2,240,000	589,551	561,658	(27,893)
Brazilian Real	Buy	12/5/2008	1,920,000	1,032,693	827,899	(204,794)
Brazilian Real	Sell	12/5/2008	1,920,000	851,308	827,898	23,410
Brazilian Real	Buy	1/15/2009	1,360,000	792,057	574,910	(217,147)
Brazilian Real	Buy	2/2/2009	1,600,000	764,576	669,764	(94,812)
Brazilian Real	Sell	2/2/2009	1,200,000	502,092	502,323	(231)

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2008

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost On Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Chilean Peso	Buy	12/5/2008	220,000,000	$440,705	$332,899	$(107,806)
Chilean Peso	Sell	12/5/2008	86,000,000	131,017	130,133	884
Chilean Peso	Buy	2/2/2009	775,000,000	1,392,633	1,161,475	(231,158)
Chinese Yuan Renminbi	Buy	12/5/2008	2,235,000	336,217	326,790	(9,427)
Chinese Yuan Renminbi	Buy	12/5/2008	3,515,000	512,241	513,945	1,704
Chinese Yuan Renminbi	Buy	1/15/2009	4,850,000	702,949	703,665	716
Colombian Peso	Buy	12/5/2008	985,000,000	523,679	424,698	(98,981)
Colombian Peso	Buy	1/15/2009	500,000,000	225,225	213,857	(11,368)
Czech Koruna	Buy	12/5/2008	28,550,000	1,792,006	1,430,650	(361,357)
Czech Koruna	Buy	12/5/2008	5,000,000	248,174	250,552	2,378
Czech Koruna	Sell	12/5/2008	8,750,000	503,374	438,466	64,908
Czech Koruna	Buy	1/15/2009	33,900,000	1,892,797	1,697,423	(195,374)
Hong Kong Dollar	Buy	12/5/2008	20,415,000	2,626,430	2,634,260	7,830
Hong Kong Dollar	Sell	12/5/2008	1,100,000	141,943	141,939	4
Hong Kong Dollar	Buy	1/15/2009	11,000,000	1,417,604	1,420,007	2,403
Hong Kong Dollar	Buy	2/5/2009	9,165,000	1,182,408	1,183,261	853
Hungarian Forint	Buy	12/5/2008	107,000,000	729,778	525,499	(204,279)
Hungarian Forint	Buy	12/5/2008	143,000,000	669,115	702,303	33,188
Hungarian Forint	Sell	12/5/2008	37,000,000	179,778	181,715	(1,937)
Hungarian Forint	Buy	1/15/2009	216,100,000	1,045,274	1,053,684	8,410
Indian Rupee	Buy	12/5/2008	26,700,000	615,917	532,849	(83,068)
Indian Rupee	Sell	12/5/2008	26,700,000	567,144	532,849	34,295
Indian Rupee	Buy	1/15/2009	50,450,000	1,063,112	1,001,011	(62,101)
Indonesian Rupiah	Buy	12/5/2008	7,900,000,000	839,866	656,067	(183,799)
Indonesian Rupiah	Sell	12/5/2008	7,900,000,000	757,121	656,067	101,054
Indonesian Rupiah	Buy	1/15/2009	12,395,000,000	1,326,378	1,009,285	(317,093)
Israeli New Shekel	Buy	12/5/2008	2,670,000	770,502	678,417	(92,085)
Israeli New Shekel	Sell	12/5/2008	1,440,000	403,324	365,888	37,436
Israeli New Shekel	Buy	1/15/2009	4,440,000	1,278,103	1,125,784	(152,319)
Malaysian Ringgit	Buy	12/5/2008	1,565,000	485,046	431,891	(53,155)
Malaysian Ringgit	Buy	1/15/2009	2,050,000	596,277	565,759	(30,518)
Mexican Peso	Buy	12/5/2008	43,000,000	4,180,587	3,208,512	(972,075)
Mexican Peso	Sell	12/5/2008	4,100,000	349,690	305,928	43,762
Mexican Peso	Buy	2/5/2009	14,600,000	1,112,084	1,069,042	(43,042)
New Romanian Leu	Buy	12/5/2008	875,000	380,352	291,971	(88,381)
New Romanian Leu	Buy	2/5/2009	2,370,000	755,981	775,957	19,976
New Turkish Lira	Buy	12/5/2008	1,865,000	1,488,836	1,188,274	(300,562)
New Turkish Lira	Buy	12/5/2008	370,000	228,677	235,743	7,066
New Turkish Lira	Sell	12/5/2008	700,000	530,874	446,001	84,873
New Turkish Lira	Sell	12/5/2008	805,000	510,502	512,902	(2,399)
New Turkish Lira	Buy	2/5/2009	3,690,000	2,299,065	2,298,630	(435)
Peruvian Nuevo Sol	Buy	12/5/2008	680,000	239,293	219,495	(19,798)
Peruvian Nuevo Sol	Buy	1/15/2009	1,415,000	451,500	453,971	2,471
Philippine Peso	Buy	12/5/2008	26,200,000	585,617	534,902	(50,715)
Philippine Peso	Buy	1/15/2009	23,600,000	463,745	480,534	16,789

See Notes to Financial Statements.

Schedule of Investments (concluded)

INCOME FUND November 30, 2008

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost On Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Polish Zloty	Buy	12/5/2008	3,760,000	$1,774,901	$1,262,306	$(512,595)
Polish Zloty	Sell	12/5/2008	1,270,000	419,603	426,364	(6,761)
Polish Zloty	Buy	1/15/2009	5,845,000	2,346,038	1,956,455	(389,583)
Polish Zloty	Buy	2/5/2009	1,380,000	492,330	461,395	(30,935)
Russian Ruble	Buy	12/5/2008	50,850,000	2,166,885	1,812,150	(354,735)
Russian Ruble	Sell	12/5/2008	11,500,000	457,672	409,827	47,845
Russian Ruble	Buy	1/15/2009	5,300,000	204,278	177,818	(26,460)
Singapore Dollar	Buy	12/5/2008	2,485,000	1,841,534	1,643,736	(197,798)
Singapore Dollar	Sell	12/5/2008	1,055,000	730,900	697,844	33,056
Singapore Dollar	Buy	1/15/2009	2,300,000	1,609,929	1,521,365	(88,564)
Singapore Dollar	Sell	1/15/2009	330,000	218,338	218,283	55
Singapore Dollar	Buy	2/5/2009	3,340,000	2,282,980	2,209,287	(73,693)
Slovak Koruna	Buy	12/5/2008	14,315,000	697,745	599,500	(98,244)
Slovak Koruna	Buy	12/5/2008	8,335,000	343,004	349,063	6,059
Slovak Koruna	Buy	1/15/2009	9,375,000	456,183	392,343	(63,840)
South African Rand	Buy	12/5/2008	4,950,000	630,975	490,655	(140,320)
South African Rand	Sell	12/5/2008	4,950,000	544,227	490,655	53,572
South African Rand	Buy	1/15/2009	13,180,000	1,312,749	1,291,912	(20,837)
Taiwan Dollar	Buy	12/5/2008	2,200,000	73,333	66,084	(7,249)
Taiwan Dollar	Buy	1/15/2009	9,000,000	281,250	270,299	(10,951)
Taiwan Dollar	Buy	2/2/2009	6,100,000	189,801	183,299	(6,502)
Thai Baht	Buy	12/4/2008	10,725,000	320,676	302,231	(18,445)
Thai Baht	Sell	12/4/2008	10,725,000	303,566	302,230	1,336
Thai Baht	Buy	1/15/2009	24,300,000	693,097	677,507	(15,590)
Thai Baht	Buy	3/6/2009	10,725,000	298,760	296,196	(2,564)
Net Unrealized Depreciation on Forward Foreign Currency Contracts						$(5,714,515)

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Schedule of Investments

SHORT DURATION INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 104.52%
ASSET-BACKED SECURITIES 5.70%
BA Credit Card Trust 2007-A13	1.643%#	4/16/2012	$1,750	$1,663,854
Bank One Issuance Trust 2004-A6	3.94%	4/16/2012	350	342,249
Capital One Multi-Asset Execution Trust 2005-A3	4.05%	3/15/2013	2,900	2,759,244
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/15/2012	400	392,519
Carmax Auto Owner Trust 2007-2 A3	5.23%	12/15/2011	638	624,589
Chase Credit Card Master Trust 2002-3 A	1.593%#	9/15/2011	425	415,597
Citibank Credit Card Issuance Trust 2007-A2	2.163%#	5/21/2012	853	785,501
Daimler Chrysler Auto Trust 2005-B A4	4.20%	7/8/2010	827	817,536
Daimler Chrysler Auto Trust 2006-C A3	5.02%	7/8/2010	357	354,580
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	2,325	2,209,378
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%	6/15/2012	644	640,559
Harley-Davidson Motorcycle Trust 2007-3 A3	1.773%#	6/15/2012	1,400	1,346,894
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	828	732,077
USAA Auto Owner Trust 2005-2 A4	4.17%	2/15/2011	889	870,376
USAA Auto Owner Trust 2006-4 A3	5.01%	6/15/2011	276	272,908
USAA Auto Owner Trust 2007-2 A3	4.90%	2/15/2012	1,165	1,143,419
World Omni Auto Receivables Trust 2007-A A3	5.23%	2/15/2011	382	379,676
Total Asset-Backed Securities (cost $16,146,156)				15,750,956
CORPORATE BONDS 33.31%
Advertising 0.14%
Lamar Media Corp.	6.625%	8/15/2015	435	317,550
R.H. Donnelley Corp.	8.875%	10/15/2017	550	74,250
Total				391,800
Aerospace/Defense 0.18%
Hawker Beechcraft Acquisition Co. LLC	9.75%	4/1/2017	775	255,750
L-3 Communications Corp.	7.625%	6/15/2012	250	231,875
Total				487,625
Aluminum 0.02%
Century Aluminum Co.	7.50%	8/15/2014	100	58,000

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Apparel 0.40%
Phillips-Van Heusen Corp.	7.25%	2/15/2011	$500	$411,250
Warnaco Group, Inc.	8.875%	6/15/2013	750	691,875
Total				1,103,125
Auto Trucks & Parts 0.01%
Visteon Corp.	7.00%	3/10/2014	375	41,250
Automotive 0.60%
Roper Industries, Inc.	6.625%	8/15/2013	1,605	1,653,595
Banks 2.53%
Bank of America Corp.	5.375%	8/15/2011	2,950	2,921,417
Citigroup, Inc.	6.50%	8/19/2013	1,450	1,382,342
Goldman Sachs Group, Inc. (The)	3.875%	1/15/2009	250	248,624
Goldman Sachs Group, Inc. (The)	4.50%	6/15/2010	1,450	1,369,470
Morgan Stanley	6.00%	4/28/2015	1,000	826,023
Wachovia Corp.	5.30%	10/15/2011	275	261,968
Total				7,009,844
Beverages 0.31%
Anheuser-Busch Cos., Inc.	6.00%	4/15/2011	850	844,899
Building Materials 0.09%
Texas Industries, Inc.†	7.25%	7/15/2013	325	248,625
Cable Services 0.53%
Charter Communications Operating LLC/ Charter Communications Operating Capital†	10.875%	9/15/2014	150	108,375
Mediacom Communications Corp.	9.50%	1/15/2013	340	280,500
Time Warner Cable, Inc.	6.20%	7/1/2013	750	688,897
Time Warner Cable, Inc.	8.25%	2/14/2014	380	375,576
Total				1,453,348
Chemicals 0.51%
Huntsman International LLC	7.375%	1/1/2015	415	275,975
Huntsman International LLC	7.875%	11/15/2014	75	49,875
Nalco Co.	7.75%	11/15/2011	950	847,875
Nalco Co.	8.875%	11/15/2013	300	241,500
Total				1,415,225

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Coal 0.36%
CONSOL Energy, Inc.	7.875%	3/1/2012	$1,150	$1,003,375
Communications & Media 0.07%
Rainbow National Services LLC†	10.375%	9/1/2014	230	200,100
Computer Hardware 0.24%
Seagate Technology Holdings, Inc.	6.375%	10/1/2011	850	675,750
Computer Service 0.15%
First Data Corp.	9.875%	9/24/2015	325	188,500
SK Broadband Co., Ltd. (South Korea)†(a)	7.00%	2/1/2012	320	232,000
Total				420,500
Computer Software 0.41%
Intuit, Inc.	5.40%	3/15/2012	1,000	916,183
SunGard Data Systems, Inc.	10.25%	8/15/2015	380	222,300
Total				1,138,483
Computer Technology 0.15%
Equitable Resources, Inc.	5.00%	10/1/2015	500	420,116
Construction/Home Building 0.38%
CRH America, Inc.	5.625%	9/30/2011	1,375	1,056,322
Consumer Products 0.42%
Estee Lauder Cos., Inc. (The)	7.75%	11/1/2013	1,100	1,151,083
Containers 0.60%
Pactiv Corp.	5.875%	7/15/2012	825	761,774
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	875	887,576
Total				1,649,350
Diversified 0.42%
Tyco Electronics Group (Luxembourg)(a)	6.00%	10/1/2012	1,250	1,167,730
Diversified Materials & Processing 0.09%
ProLogis	5.625%	11/15/2015	650	245,547
Electric: Equipment/Components 0.52%
Baldor Electric Co.	8.625%	2/15/2017	200	148,000
Enel Finance International SA (Italy)†(a)	5.70%	1/15/2013	850	797,806

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Equipment/Components (continued)
Georgia Power Co.	6.00%	11/1/2013	$350	$353,274
NXP BV (Netherlands)(a)	7.875%	10/15/2014	425	129,625
Total				1,428,705
Electric: Power 3.07%
Alabama Power Co.	5.10%	2/1/2011	1,300	1,302,859
Allegheny Energy Supply Co. LLC	7.80%	3/15/2011	200	191,000
General Electric Capital Corp.	5.25%	10/19/2012	4,965	4,825,280
Oncor Electric Delivery Co.†	5.95%	9/1/2013	1,000	915,542
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	5.62%	10/25/2012	1,100	960,302
Wisconsin Electric Power Co.	6.00%	4/1/2014	275	282,821
Total				8,477,804
Electrical: Household 0.25%
EDP Finance BV (Netherlands)†(a)	5.375%	11/2/2012	750	699,699
Electronics: Semi-Conductors/Components 0.45%
National Semiconductor Corp.	6.15%	6/15/2012	1,320	1,249,868
Energy Equipment & Services 0.16%
Inergy Finance LP	8.25%	3/1/2016	605	447,700
Fertilizers 0.13%
Potash Corp. of Saskatchewan (Canada)(a)	7.75%	5/31/2011	333	346,636
Financial: Miscellaneous 0.26%
Ford Motor Credit Co. LLC	7.875%	6/15/2010	1,000	509,877
Petroplus Finance Ltd.†	7.00%	5/1/2017	350	218,750
Total				728,627
Financial Services 2.31%
American Express Bank FSB	5.50%	4/16/2013	750	665,395
American Express Credit Corp.	7.30%	8/20/2013	285	270,581
American Honda Finance Corp.†	6.70%	10/1/2013	350	348,759
BP Capital Markets plc (United Kingdom)(a)	5.25%	11/7/2013	975	979,112
Dun & Bradstreet Corp. (The)	6.00%	4/1/2013	700	652,552
GMAC LLC	6.00%	12/15/2011	800	285,135
Janus Capital Group, Inc.	5.875%	9/15/2011	810	667,876

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Services (continued)
Janus Capital Group, Inc.	6.25%	6/15/2012	$50	$39,649
Merrill Lynch & Co., Inc.	5.45%	2/5/2013	500	462,106
Merrill Lynch & Co., Inc.	6.15%	4/25/2013	598	565,907
Prudential Financial, Inc.	5.15%	1/15/2013	150	133,738
Wachovia Corp.	5.70%	8/1/2013	528	503,622
Xstrata Finance Ltd. (Canada)†(a)	5.50%	11/16/2011	885	812,432
Total				6,386,864
Food 1.04%
Dole Food Co., Inc.	8.625%	5/1/2009	350	315,000
Land O' Lakes, Inc.	9.00%	12/15/2010	1,175	1,172,062
Smithfield Foods, Inc.	7.75%	7/1/2017	325	171,438
Wm. Wrigley Jr. Co.	4.30%	7/15/2010	500	452,500
Wm. Wrigley Jr. Co.	4.65%	7/15/2015	1,080	761,400
Total				2,872,400
Gaming 0.10%
Pinnacle Entertainment, Inc.	8.25%	3/15/2012	225	165,375
Scientific Games International, Inc.†	7.875%	6/15/2016	150	108,750
Total				274,125
Healthcare Management Services 0.47%
WellPoint, Inc.	5.00%	1/15/2011	1,400	1,295,389
Healthcare Products 0.87%
Biogen Idec, Inc.	6.00%	3/1/2013	1,250	1,244,095
Biomet, Inc.	11.625%	10/15/2017	500	377,500
HCA, Inc.	9.125%	11/15/2014	975	794,625
Total				2,416,220
Healthcare Services 0.30%
Community Health Systems	8.875%	7/15/2015	600	484,500
UnitedHealth Group, Inc.	4.125%	8/15/2009	352	343,777
Total				828,277
Household Equipment/Products 0.23%
Newell Rubbermaid, Inc.	5.50%	4/15/2013	700	625,215

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Furnishings 0.18%
ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	$625	$484,375
Industrial Products 0.50%
Mueller Water Products, Inc.	7.375%	6/1/2017	525	351,750
Quicksilver Resources, Inc.	8.25%	8/1/2015	230	149,500
Vulcan Materials Co.	6.30%	6/15/2013	900	880,230
Total				1,381,480
Insurance 0.45%
American International Group, Inc.	4.95%	3/20/2012	1,875	1,257,881
Leisure 0.18%
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	715	509,437
Lodging 0.30%
Starwood Hotels & Resorts Worldwide, Inc.	6.25%	2/15/2013	1,175	823,196
Machinery: Agricultural 0.34%
BAT International Finance plc (United Kingdom)†(a)	8.125%	11/15/2013	950	946,055
Materials & Commodities 0.10%
RBS Global & Rexnord Corp.	8.875%	9/1/2016	450	281,250
Media 0.26%
COX Enterprises, Inc.†	7.875%	9/15/2010	750	714,969
Metals & Minerals Miscellaneous 0.48%
CII Carbon LLC†	11.125%	11/15/2015	275	215,875
Compass Minerals International, Inc.	12.00%	6/1/2013	150	149,617
FMG Finance Pty Ltd. (Australia)†(a)	10.625%	9/1/2016	300	171,000
Rio Tinto Finance USA Ltd. (Australia)(a)	5.875%	7/15/2013	1,000	778,033
Total				1,314,525
Milling: Fruits/Grain 0.06%
Corn Products International, Inc.	8.45%	8/15/2009	175	175,914
Miscellaneous 0.86%
Barrick Gold Financeco LLC (Canada)(a)	6.125%	9/15/2013	1,000	946,161
Fiserv, Inc.	6.125%	11/20/2012	800	740,985

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Miscellaneous (continued)
Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015	$500	$362,904
Lender Processing Services, Inc.	8.125%	7/1/2016	400	338,000
Total				2,388,050
Natural Gas 0.52%
Southern California Gas Co.	5.50%	3/15/2014	725	730,646
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	800	716,860
Total				1,447,506
Office Supplies 0.43%
Steelcase, Inc. Class A	6.50%	8/15/2011	1,275	1,198,406
Oil 0.24%
EOG Resources, Inc.	6.125%	10/1/2013	650	666,214
Oil: Crude Producers 0.74%
Apache Corp.	6.00%	9/15/2013	1,000	1,019,670
Cimarex Energy Co.	7.125%	5/1/2017	500	392,500
EnCana Corp. (Canada)(a)	6.30%	11/1/2011	275	269,233
Key Energy Services, Inc.	8.375%	12/1/2014	335	235,338
W&T Offshore, Inc.†	8.25%	6/15/2014	200	125,000
Total				2,041,741
Oil: Integrated Domestic 2.08%
Enterprise Products Partners LP	7.50%	2/1/2011	774	756,617
Ferrellgas Partners LP†	6.75%	5/1/2014	425	299,625
Hess Corp.	6.65%	8/15/2011	1,305	1,241,905
KeySpan Gas East Corp.	7.875%	2/1/2010	700	714,124
Newfield Exploration Co.	7.625%	3/1/2011	500	455,000
Occidental Petroleum Corp.	7.00%	11/1/2013	825	889,737
Rockies Express Pipeline LLC†	6.25%	7/15/2013	300	293,809
Texas Gas Transmission LLC†	5.50%	4/1/2013	650	572,478
Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	533	528,080
Total				5,751,375
Paper & Forest Products 0.22%
International Paper Co.	7.40%	6/15/2014	750	615,875

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pollution Control 0.37%
Allied Waste Industries, Inc.	6.375%	4/15/2011	$775	$726,562
Clean Harbors, Inc.	11.25%	7/15/2012	280	285,250
Total				1,011,812
Railroads 1.57%
Burlington Northern Santa Fe Corp.	6.75%	7/15/2011	1,585	1,595,835
Canadian Pacific Railway Ltd. (Canada)(a)	5.75%	5/15/2013	1,350	1,265,463
Union Pacific Corp.	6.65%	1/15/2011	1,515	1,484,355
Total				4,345,653
Retail: Specialty 0.12%
Atlantic Broadband Finance LLC	9.375%	1/15/2014	175	126,000
Revlon Consumer Products Corp.	9.50%	4/1/2011	300	205,500
Total				331,500
Services 0.32%
Corrections Corp. of America	7.50%	5/1/2011	915	873,825
Steel 0.50%
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	375	196,875
Allegheny Technologies, Inc.	8.375%	12/15/2011	310	327,654
ArcelorMittal (Luxembourg)(a)	5.375%	6/1/2013	407	293,101
Steel Capital SA for OAO Severstal (Luxembourg)†(a)	9.75%	7/29/2013	100	43,500
Steel Dynamics, Inc.	7.375%	11/1/2012	700	521,500
Total				1,382,630
Technology 0.09%
Fisher Scientific International, Inc.	6.75%	8/15/2014	275	243,198
Telecommunications 2.43%
British Telecom plc (United Kingdom)(a)	8.125%	12/15/2010	1,004	1,002,786
Nextel Communications, Inc.	7.375%	8/1/2015	500	200,094
Nordic Telephone Holdings Co. (Denmark)†(a)	8.875%	5/1/2016	525	383,250
Qwest Corp.	7.875%	9/1/2011	500	415,000
Qwest Corp.	8.875%	3/15/2012	500	415,000
Rogers Wireless, Inc. (Canada)(a)	7.25%	12/15/2012	625	620,538
SK Telecom Co., Ltd. (South Korea)†(a)	4.25%	4/1/2011	1,050	968,113
Sprint Capital Corp.	7.625%	1/30/2011	1,325	954,427

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
Telecommunications (continued)
Telecom Italia Capital SpA (Italy)(a)	5.25%		11/15/2013	$1,350		$1,027,050
Verizon Wireless†	7.375%		11/15/2013	750		743,796
Total						6,730,054
Textile Products 0.16%
Mohawk Industries, Inc.	5.75%		1/15/2011	500		455,462
Tobacco 0.52%
Reynolds American, Inc.	6.50%		7/15/2010	1,465		1,427,193
Toys 0.32%
Mattel, Inc.	5.625%		3/15/2013	1,000		873,501
Transportation: Miscellaneous 0.16%
CSX Corp.	6.75%		3/15/2011	450		437,814
Utilities: Electrical 0.04%
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.60%		8/1/2013	110		97,803
Total Corporate Bonds (cost $102,615,112)						92,121,915
FLOATING RATE LOAN 0.07%
Texas Competitive Electric Holdings Co. LLC Term Loan B(b) (cost $195,456)	5.268	% – 7.262%	10/24/2014	275		187,172
GOVERNMENT SPONSORED ENTERPRISES BONDS 0.46%
Federal National Mortgage Assoc. (cost $1,244,993)	4.625%		10/15/2013	1,182		1,267,057
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.09%
Federal Home Loan Mortgage Corp. 1660 H	6.50%		1/15/2009	–	(c)	273
Federal Home Loan Mortgage Corp. 1671 JA	1.838	%#	1/15/2024	243		240,630
Federal National Mortgage Assoc. 1994-89 FA	1.888	%#	3/25/2009	2		1,791
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $243,401)						242,694

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 13.29%
Federal Home Loan Mortgage Corp.(d)	5.00%		TBA	$18,200	$18,345,036
Federal Home Loan Mortgage Corp.	5.69	%#	11/1/2035	516	522,347
Federal Home Loan Mortgage Corp.	5.824	%#	11/1/2036	879	896,745
Federal Home Loan Mortgage Corp.	6.00%		8/1/2013	91	92,920
Federal Home Loan Mortgage Corp.	6.50%		5/1/2014 – 4/1/2029	303	314,826
Federal National Mortgage Assoc.	5.218	%#	8/1/2038	3,534	3,554,614
Federal National Mortgage Assoc.	5.523	%#	4/1/2036	476	483,923
Federal National Mortgage Assoc.	5.628	%#	6/1/2036	507	514,523
Federal National Mortgage Assoc.	5.655	%#	8/1/2036	918	931,203
Federal National Mortgage Assoc.	5.70%		10/1/2038	5,527	5,567,370
Federal National Mortgage Assoc.	5.733	%#	10/1/2036	2,385	2,426,327
Federal National Mortgage Assoc.	5.81	%#	10/1/2036	406	413,213
Federal National Mortgage Assoc.	5.915	%#	5/1/2036	402	409,193
Federal National Mortgage Assoc.(e)	5.931	%#	12/1/2036	1,161	1,185,952
Federal National Mortgage Assoc.	5.932	%#	8/1/2036	689	703,051
Federal National Mortgage Assoc.	6.00%		7/1/2014	69	70,905
Federal National Mortgage Assoc.	6.50%		4/1/2011 – 6/1/2015	311	324,399
Total Government Sponsored Enterprises Pass-Throughs (cost $36,358,797)					36,756,547
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 51.56%
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	1,886	1,735,869
Banc of America Commercial Mortgage, Inc. 2003-1 A2	4.648%		9/11/2036	500	412,932
Banc of America Commercial Mortgage, Inc. 2004-4 A3	4.128%		7/10/2042	2,083	2,013,822
Banc of America Commercial Mortgage, Inc. 2004-6 A2	4.161%		12/10/2042	450	427,137
Banc of America Commercial Mortgage, Inc. 2005-3 A2	4.501%		7/10/2043	1,870	1,700,036
Banc of America Commercial Mortgage, Inc. 2005-4 A2	4.764%		7/10/2045	890	804,366
Banc of America Commercial Mortgage, Inc. 2006-1 A2	5.334%		9/10/2045	1,110	961,452

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage, Inc. 2006-2 A1	5.611%	5/10/2045	$1,290	$1,178,182
Banc of America Commercial Mortgage, Inc. 2006-3 A1	5.685%	7/10/2044	546	506,565
Banc of America Commercial Mortgage, Inc. 2006-3 A2	5.806%	7/10/2044	611	491,357
Banc of America Commercial Mortgage, Inc. 2006-4 A1	5.363%	7/10/2046	130	117,243
Banc of America Commercial Mortgage, Inc. 2006-5 A1	5.185%	9/10/2047	838	744,075
Banc of America Commercial Mortgage, Inc. 2006-6 A1	5.226%	10/10/2045	1,993	1,773,107
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PWR12 AAB	5.693%#	9/11/2038	1,004	762,136
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A1	5.92%	10/15/2036	365	351,173
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4	5.186%	5/11/2039	4,140	3,505,117
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A2	4.74%	3/13/2040	1,345	1,107,864
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR3 A2	3.869%	2/11/2041	1,496	1,481,925
Bear Stearns Commercial Mortgage Securities, Inc. 2004-T14 A2	4.17%	1/12/2041	2,342	2,323,856
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A1	5.085%	12/11/2040	1,450	1,361,328
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR10 A2	5.27%	12/11/2040	1,070	956,430
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR8 A1	4.212%	6/11/2041	762	724,122
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A2	4.735%	9/11/2042	1,790	1,607,462
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 AAB	4.804%	9/11/2042	375	300,897
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A1	4.94%	10/12/2042	1,491	1,416,020
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	698	627,758
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A1	5.294%	9/11/2041	739	650,952

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A1	5.044%	12/11/2038	$2,571	$2,241,914
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.63%#	4/12/2038	300	263,477
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	850	785,273
Citigroup Commercial Mortgage Trust 2006-C4 A1	5.724%#	3/15/2049	2,606	2,361,716
Citigroup Commercial Mortgage Trust 2006-C5 A2	5.378%	10/15/2049	1,350	1,119,662
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	575	551,287
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 A2	5.408%	1/15/2046	430	373,363
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 A1	5.454%	10/15/2048	228	207,314
Credit Suisse Mortgage Capital 2006-C1 A1	4.367%	2/15/2039	294	276,277
Credit Suisse Mortgage Capital 2006-C2 A1	5.25%	3/15/2039	313	281,833
Credit Suisse Mortgage Capital 2006-C5 A1	5.256%	12/15/2039	724	651,019
Credit Suisse Mortgage Capital 2007-C5 A2	5.589%	9/15/2040	285	221,139
CS First Boston Mortgage Securities Corp. 2003-C3 A5	3.936%	5/15/2038	1,500	1,177,381
CS First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	140	134,585
CS First Boston Mortgage Securities Corp. 2004-C2 A1	3.819%	5/15/2036	1,710	1,521,007
CS First Boston Mortgage Securities Corp. 2004-C2 A2	5.416%	5/15/2036	500	397,203
CS First Boston Mortgage Securities Corp. 2005-C1 A2	4.609%	2/15/2038	2,550	2,361,592
GE Capital Commercial Mortgage Corp. 2003-C1 A4	4.819%	1/10/2038	450	372,388
GE Capital Commercial Mortgage Corp. 2004-C2 A1	3.111%	3/10/2040	81	80,766
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	495	480,472
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	2,742	2,548,229
GE Capital Commercial Mortgage Corp. 2005-C4 A1	5.082%	11/10/2045	422	392,703

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.278%#	3/10/2044	$631	$578,111
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A1	5.785%	11/15/2039	3,307	3,160,908
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%	10/15/2038	525	462,819
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	1,027	911,914
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.485%#	5/10/2040	740	612,150
GMAC Commercial Mortgage Securities, Inc. 2003-C3 A4	5.023%	4/10/2040	680	546,345
GMAC Commercial Mortgage Securities, Inc. 2004-C2 A1	3.896%	8/10/2038	374	368,311
GMAC Commercial Mortgage Securities, Inc. 2004-C3 AAB	4.702%	12/10/2041	3,400	2,661,883
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	1,246	1,150,598
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%	1/5/2036	530	425,331
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2	4.305%	8/10/2042	2,781	2,610,118
Greenwich Capital Commercial Funding Corp. 2005-GG3 AAB	4.619%	8/10/2042	750	621,569
Greenwich Capital Commercial Funding Corp. 2007-GG9 A1	5.233%	3/10/2039	1,190	1,047,938
GS Mortgage Securities Corp. II 2005-GG4 A2	4.475%	7/10/2039	2,289	2,094,888
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%	4/10/2038	1,948	1,819,965
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	755	660,995
GS Mortgage Securities Corp. II 2007-GG10 A1	5.69%	8/10/2045	1,272	1,019,294
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	1,370	1,185,446
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	1,820	1,616,656
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A2	4.985%	1/12/2037	315	262,101
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%	7/12/2037	1,035	920,342
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-LN1 A1	4.134%	10/15/2037	96	82,824

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C2 A2	5.253%#	5/15/2041	$125	$111,209
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%	6/12/2041	566	550,352
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	2,100	1,876,259
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A2	4.625%	3/15/2046	1,375	1,287,163
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	505	458,697
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A1	4.655%	8/15/2042	59	55,998
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A2	4.79%	10/15/2042	880	796,023
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	403	392,691
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2	5.198%	12/15/2044	695	618,091
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A1	6.023%#	4/15/2045	3,938	3,673,584
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 A1	5.32%	6/12/2047	818	707,634
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A1	5.538%	2/12/2049	2,724	2,416,672
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB20 A1	5.273%	2/12/2051	902	792,132
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A1	5.651%	6/15/2049	778	693,428
LB-UBS Commercial Mortgage Trust 2003-C7 A4	4.931%	9/15/2035	1,085	887,127
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	476	469,334
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	2,000	1,931,695
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	1,275	1,213,994
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	425	405,081
LB-UBS Commercial Mortgage Trust 2005-C1 A1	4.063%	2/15/2030	3,078	2,953,065
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	2,975	2,735,422
LB-UBS Commercial Mortgage Trust 2005-C7 A1	4.99%	11/15/2030	1,720	1,632,307
LB-UBS Commercial Mortgage Trust 2006-C1 A1	5.018%	2/15/2031	459	428,572
LB-UBS Commercial Mortgage Trust 2006-C6 A1	5.23%	9/15/2039	1,749	1,566,470
Merrill Lynch Mortgage Trust 2004-MKB1 A2	4.353%	2/12/2042	571	535,781

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	$2,983	$2,694,759
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%	1/12/2044	1,823	1,655,085
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	1,546	1,434,467
Merrill Lynch Mortgage Trust 2006-C1 A2	5.796%#	5/12/2039	1,320	1,138,305
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	2,180	1,891,020
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-3 A1	4.711%	7/12/2046	371	332,390
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-3 A2	5.291%	7/12/2046	680	562,646
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A2	5.112%	12/12/2049	1,205	983,605
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A1	4.275%	8/12/2048	562	486,761
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-9 A2	5.59%	9/12/2049	330	256,022
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	2,492	2,356,128
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	1,008	928,765
Morgan Stanley Capital I 2004-T13 A2	3.94%	9/13/2045	1,121	1,033,413
Morgan Stanley Capital I 2004-T15 A2	4.69%	6/13/2041	523	497,024
Morgan Stanley Capital I 2005-HQ5 A2	4.809%	1/14/2042	360	335,225
Morgan Stanley Capital I 2005-HQ6 A2A	4.882%	8/13/2042	1,145	1,033,338
Morgan Stanley Capital I 2005-IQ10 A1	4.914%	9/15/2042	1,240	1,158,874
Morgan Stanley Capital I 2005-IQ9 A2	4.30%	7/15/2056	472	434,734
Morgan Stanley Capital I 2005-T17 A2	4.11%	12/13/2041	205	201,484
Morgan Stanley Capital I 2006-HQ10 A2	5.283%	11/12/2041	690	583,188
Morgan Stanley Capital I 2006-HQ8 A1	5.124%	3/12/2044	865	821,571
Morgan Stanley Capital I 2006-IQ11 A2	5.693%	10/15/2042	630	541,280
Morgan Stanley Capital I 2006-IQ12 AAB	5.325%	12/15/2043	380	275,802
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	1,505	1,315,340
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	992	887,616
Morgan Stanley Capital I 2006-T23 AAB	5.971%#	8/12/2041	475	365,403
Morgan Stanley Capital I 2007-HQ13 A1	5.357%	7/15/2012	1,586	1,361,476
Morgan Stanley Capital I 2007-IQ13 A1	5.05%	3/15/2044	1,140	967,796
Morgan Stanley Capital I 2007-IQ14 A1	5.38%	4/15/2049	586	497,142

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I 2007-T25 A1	5.391%	11/12/2049	$901	$769,141
Morgan Stanley Dean Witter Capital I 2003-HQ2 A2	4.92%	3/12/2035	385	318,158
Morgan Stanley Dean Witter Capital I 2003-TOP9 A1	3.98%	11/13/2036	548	513,661
Morgan Stanley Dean Witter Capital I 2003-TOP9 A2	4.74%	11/13/2036	930	769,558
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	1,925	1,738,348
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	529	483,883
Wachovia Bank Commercial Mortgage Trust 2004-C15 A2	4.039%	10/15/2041	950	899,918
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	2,528	2,371,303
Wachovia Bank Commercial Mortgage Trust 2005-C17 APB	5.037%	3/15/2042	1,385	1,137,723
Wachovia Bank Commercial Mortgage Trust 2005-C19 A1	4.173%	5/15/2044	2,548	2,480,687
Wachovia Bank Commercial Mortgage Trust 2006-C23 A1	5.203%	1/15/2045	1,323	1,237,192
Total Non-Agency Commercial Mortgage-Backed Securities (cost $152,442,901)				142,603,301
PASS-THROUGH AGENCIES 0.04%
Government National Mortgage Assoc.	4.625%#	9/20/2031	19	19,057
Government National Mortgage Assoc.	5.125%#	11/20/2020	14	14,146
Government National Mortgage Assoc.	5.125%#	11/20/2027	7	7,209
Government National Mortgage Assoc.	5.125%#	12/20/2027	9	9,284
Government National Mortgage Assoc.	5.50%#	1/20/2018	30	30,857
Government National Mortgage Assoc.	7.00%	4/15/2028	13	13,153
Government National Mortgage Assoc.	10.50%	3/15/2019	15	17,863
Total Pass-Through Agencies (cost $109,342)				111,569
Total Long-Term Investments (cost $309,356,158)				289,041,211

See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION INCOME FUND November 30, 2008

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 2.45%
Repurchase Agreements
Repurchase Agreement dated 11/28/2008, 0.03% due 12/1/2008 with State Street Bank & Trust Co. collateralized by $125,000 of Federal Home Loan Bank Discount Note at Zero Coupon due 12/26/2008; value: $125,000; proceeds: $121,804	$122	$121,804
Repurchase Agreement dated 11/28/2008, 0.10% due 12/1/2008 with J.P. Morgan & Chase Co., collateralized by $6,250,000 of Federal Home Loan Mortgage Corp. at 6.875% due 9/15/2010; value: $6,803,212; proceeds: $6,656,055	6,656	6,656,000
Total Short-Term Investments (cost $6,777,804)		6,777,804
Total Investments in Securities 106.97% (cost $316,133,962)		295,819,015
Liabilities in Excess of Cash and Other Assets(f) (6.97%)		(19,262,410)
Net Assets 100.00%		$276,556,605

  #  Variable rate security. The interest rate represents the rate at November 30, 2008.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Floating Rate Loan. Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at November 30, 2008.

  (c)  Amount is less than $1,000.

  (d)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

  (e)  Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of November 30, 2008.

  (f)  Liabilities in excess of cash and other assets include net unrealized depreciation on open futures contracts, as follows:

Open Futures Contracts at of November 30, 2008:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	March 2009	33	Long	$7,154,813	$38,056
U.S. 5-Year Treasury Note	December 2008	(129)	Short	(15,395,344)	(796,493)
U.S. 10-Year Treasury Note	December 2008	(31)	Short	(3,809,609)	(264,078)
Totals				$(12,050,140)	$(1,022,515)

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Statements of Assets and Liabilities

November 30, 2008

	Convertible Fund	Floating Rate Fund	High Yield Fund
ASSETS:
Investments in securities, at cost	$335,091,425	$95,231,665	$469,162,110
Long-term investments, at value	$238,485,619	$64,910,840	$320,376,910
Repurchase agreements and time deposits, at value	6,475,864	10,959,410	9,287,890
Cash	–	295,550	455,294
Cash held with broker as credit default swap collateral	–	–	2,235,862
Receivables:
Interest and dividends	2,496,277	604,975	9,767,610
Investment securities sold	234,154	448,750	1,449,679
Capital shares sold	150,785	1,522,813	884,556
From advisor (See Note 3)	–	3,266	–
Prepaid expenses and other assets	29,537	34,134	37,386
Total assets	247,872,236	78,779,738	344,495,187
LIABILITIES:
Payables:
Investment securities purchased	–	5,573,551	2,697,612
Capital shares reacquired	392,256	71,722	323,523
Management fee	139,345	28,856	169,142
12b-1 distribution fees	64,515	22,215	55,286
Fund administration	7,962	4,245	11,333
Trustees' fees	26,471	405	38,150
To affiliates (See Note 3)	–	10,688	100,107
Distributions payable	–	78,247	2,840,099
Premiums received for credit default swap agreements	–	–	284,527
Unrealized depreciation on credit default swap agreements	–	–	1,979,173
Unrealized depreciation on unfunded commitments	–	136,652	–
Accrued expenses and other liabilities	116,841	71,552	113,462
Total liabilities	747,390	5,998,133	8,612,414
NET ASSETS	$247,124,846	$72,781,605	$335,882,773
COMPOSITION OF NET ASSETS:
Paid-in capital	$357,218,496	$92,978,110	$523,749,525
Undistributed (distributions in excess of) net investment income	4,712,104	110,713	(477,147)
Accumulated net realized loss on investments, credit default swap agreements, and foreign currency related transactions	(24,675,812)	(809,151)	(45,913,122)
Net unrealized depreciation on investments, credit default swap agreements, and translation of assets and liabilities denominated in foreign currencies	(90,129,942)	(19,498,067)	(141,476,483)
Net Assets	$247,124,846	$72,781,605	$335,882,773

See Notes to Financial Statements.

Statements of Assets and Liabilities (continued)

November 30, 2008

	Convertible Fund	Floating Rate Fund	High Yield Fund
Net assets by class:
Class A Shares	$68,595,934	$31,256,640	$62,453,749
Class B Shares	$8,917,802	$–	$14,481,308
Class C Shares	$40,304,265	$7,288,365	$17,882,105
Class F Shares	$688,246	$27,326	$278,558
Class I Shares	$128,463,285	$34,193,083	$240,586,706
Class P Shares	$59,038	$–	$184,744
Class R2 Shares	$6,532	$7,962	$8,505
Class R3 Shares	$89,744	$8,229	$7,098
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	8,634,824	4,150,907	12,120,110
Class B Shares	1,126,449	–	2,820,110
Class C Shares	5,096,070	967,393	3,484,552
Class F Shares	86,594	3,629	54,095
Class I Shares	16,117,677	4,540,018	46,516,646
Class P Shares	7,377	–	35,434
Class R2 Shares	818	1,057	1,642
Class R3 Shares	11,306	1,093	1,371.607
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$7.94	$7.53	$5.15
Class A Shares–Maximum offering price (Net assets value plus sales charge of 4.75%. 2.25% and 4.75% respectively)	$8.34	$7.70	$5.41
Class B Shares–Net asset value	$7.92	–	$5.14
Class C Shares–Net asset value	$7.91	$7.53	$5.13
Class F Shares–Net asset value	$7.95	$7.53	$5.15
Class I Shares–Net asset value	$7.97	$7.53	$5.17
Class P Shares–Net asset value	$8.00	–	$5.21
Class R2 Shares–Net asset value	$7.99	$7.53	$5.18
Class R3 Shares–Net asset value	$7.94	$7.53	$5.18

See Notes to Financial Statements.

Statements of Assets and Liabilities (continued)

November 30, 2008

	Income Fund	Short Duration Income Fund
ASSETS:
Investments in securities, at cost	$609,460,450	$316,133,962
Long-term investments, at value	$518,883,976	$289,041,211
Repurchase agreements, at value	–	6,777,804
Cash	66,867	825,798
Receivables:
Interest and dividends	8,664,491	2,604,836
Investment securities sold	92,102,541	18,831,128
Capital shares sold	786,035	2,013,875
From advisor (See Note 3)	9,900	7,806
Unrealized appreciation on forward foreign currency contracts	637,243	–
Prepaid expenses and other assets	39,559	35,593
Total assets	621,190,612	320,138,051
LIABILITIES:
Payables:
Investment securities purchased	151,594,507	41,052,818
Capital shares reacquired	655,519	952,847
Management fee	198,916	77,062
12b-1 distribution fees	210,087	221,733
Fund administration	15,948	8,877
Trustees' fees	854,485	17,098
Variation margin	284,430	68,591
Distributions payable	2,317,465	1,076,648
Unrealized depreciation on forward foreign currency contracts	6,351,758	–
Accrued expenses and other liabilities	215,085	105,772
Total liabilities	162,698,200	43,581,446
NET ASSETS	$458,492,412	$276,556,605
COMPOSITION OF NET ASSETS:
Paid-in capital	$614,326,442	$309,038,358
Undistributed net investment income	681,381	8,289
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(55,225,920)	(11,152,580)
Net unrealized depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(101,289,491)	(21,337,462)
Net Assets	$458,492,412	$276,556,605

See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

November 30, 2008

	Income Fund	Short Duration Income Fund
Net assets by class:
Class A Shares	$398,305,150	$194,419,904
Class B Shares	$19,157,551	$12,755,631
Class C Shares	$40,221,240	$67,249,159
Class F Shares	$140,528	$1,644,130
Class I Shares	$651,378	$487,781
Class R2 Shares	$8,281	$–
Class R3 Shares	$8,284	$–
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	190,452,726	49,024,028
Class B Shares	9,149,030	3,210,676
Class C Shares	19,144,550	16,847,724
Class F Shares	67,166	414,965
Class I Shares	312,123	123,062
Class R2 Shares	3,953	–
Class R3 Shares	3,954.311	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$2.09	$3.97
Class A Shares–Maximum offering price (Net assets value plus sales charge of 4.75% and 2.25%, respectively)	$2.19	$4.06
Class B Shares–Net asset value	$2.09	$3.97
Class C Shares–Net asset value	$2.10	$3.99
Class F Shares–Net asset value	$2.09	$3.96
Class I Shares–Net asset value	$2.09	$3.96
Class R2 Shares–Net asset value	$2.09	–
Class R3 Shares–Net asset value	$2.09	–

See Notes to Financial Statements.

Statements of Operations

For the Year Ended November 30, 2008

	Convertible Fund	Floating Rate Fund*	High Yield Fund
Investment income:
Dividends	$5,193,194	$–	$263,106
Interest	7,481,546	4,186,289	42,002,807
Total investment income	12,674,740	4,186,289	42,265,913
Expenses:
Management fee	2,442,054	314,808	2,768,685
12b-1 distribution plan–Class A	361,194	66,876	304,998
12b-1 distribution plan–Class B	137,277	–	227,709
12b-1 distribution plan–Class C	631,728	28,642	240,242
12b-1 distribution plan–Class F	404	14	150
12b-1 distribution plan–Class P	622	–	1,121
12b-1 distribution plan–Class R2	10	26	12
12b-1 distribution plan–Class R3	450	22	10
Shareholder servicing	250,013	19,152	229,598
Professional	55,193	60,555	55,357
Reports to shareholders	54,560	19,831	59,944
Fund administration	139,546	25,185	184,579
Custody	10,062	7,220	13,129
Trustees' fees	8,159	1,281	10,352
Registration	102,320	10,190	98,139
Subsidy (See Note 3)	–	76,696	802,108
Other	14,733	28,912	15,348
Gross expenses	4,208,325	659,410	5,011,481
Expense reductions (See Note 7)	(11,227)	(935)	(17,602)
Expenses reimbursed by advisor (See Note 3)	–	(324,595)	–
Net expenses	4,197,098	333,880	4,993,879
Net investment income	8,477,642	3,852,409	37,272,034
Net realized and unrealized loss:
Net realized loss on investments, credit default swap agreements and foreign currency related transactions	(17,389,422)	(809,151)	(40,933,939)
Net change in unrealized appreciation (depreciation) on investments, credit default swap agreements, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(130,857,005)	(19,498,067)	(127,312,189)
Net realized and unrealized loss	(148,246,427)	(20,307,218)	(168,246,128)
Net Decrease in Net Assets Resulting From Operations	$(139,768,785)	$(16,454,809)	$(130,974,094)

*  For the period December 14, 2007 (commencement of investment operations) to November 30, 2008.

See Notes to Financial Statements.

Statements of Operations (concluded)

For the Year Ended November 30, 2008

	Income Fund	Short Duration Income Fund
Investment income:
Interest	$36,645,708	$9,604,700
Total investment income	36,645,708	9,604,700
Expenses:
Management fee	2,842,582	615,003
12b-1 distribution plan–Class A	1,730,488	239,578
12b-1 distribution plan–Class B	240,237	99,841
12b-1 distribution plan–Class C	487,088	453,577
12b-1 distribution plan–Class F	71	307
12b-1 distribution plan–Class R2	23	–
12b-1 distribution plan–Class R3	20	–
Shareholder servicing	763,121	205,153
Professional	60,012	51,515
Reports to shareholders	89,072	25,731
Fund administration	227,406	69,986
Custody	26,730	12,687
Trustees' fees	12,848	2,518
Registration	88,729	78,051
Other	17,813	6,071
Gross expenses	6,586,240	1,860,018
Expense reductions (See Note 7)	(10,874)	(6,095)
Expenses reimbursed by advisor (See Note 3)	(420,122)	(49,001)
Net expenses	6,155,244	1,804,922
Net investment income	30,490,464	7,799,778
Net realized and unrealized loss:
Net realized loss on investments, futures contracts and foreign currency related transactions	(2,861,356)	(1,139,214)
Net change in unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(114,464,330)	(22,938,828)
Net realized and unrealized loss	(117,325,686)	(24,078,042)
Net Decrease in Net Assets Resulting From Operations	$(86,835,222)	$(16,278,264)

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Convertible Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2008	For the Year Ended November 30, 2007
Operations:
Net investment income	$8,477,642	$4,824,940
Net realized gain (loss) on investments and foreign currency related transactions	(17,389,422)	11,583,236
Net change in unrealized appreciation on investments	(130,857,005)	14,303,920
Net increase (decrease) in net assets resulting from operations	(139,768,785)	30,712,096
Distributions to shareholders from:
Net investment income
Class A	(3,621,240)	(3,765,483)
Class B	(401,965)	(543,992)
Class C	(1,842,617)	(2,202,909)
Class F	(15,421)	–
Class I	(6,525,658)	(5,263,986)
Class P	(4,857)	(12,758)
Class R2	(300)	–
Class R3	(2,562)	–
Net realized gain
Class A	(1,826,371)	(1,474,479)
Class B	(266,636)	(259,655)
Class C	(1,173,773)	(1,056,269)
Class F	(168)	–
Class I	(2,902,743)	(1,662,296)
Class P	(3,552)	(7,512)
Class R2	(168)	–
Class R3	(168)	–
Total distributions to shareholders	(18,588,199)	(16,249,339)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	144,590,192	150,118,106
Reinvestment of distributions	11,290,766	10,675,773
Cost of shares reacquired	(120,402,291)	(89,680,617)
Net increase in net assets resulting from capital share transactions	35,478,667	71,113,262
Net increase (decrease) in net assets	(122,878,317)	85,576,019
NET ASSETS:
Beginning of year	$370,003,163	$284,427,144
End of year	$247,124,846	$370,003,163
Undistributed net investment income	$4,712,104	$2,866,953

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

Floating Rate Fund
INCREASE IN NET ASSETS	For the Period December 14, 2007 to November 30, 2008*
Operations:
Net investment income	$3,852,409
Net realized loss on investments	(809,151)
Net change in unrealized depreciation on investments and unfunded commitments	(19,498,067)
Net decrease in net assets resulting from operations	(16,454,809)
Distributions to shareholders from:
Net investment income
Class A	(1,106,583)
Class C	(147,296)
Class F	(1,133)
Class I	(2,517,341)
Class R2	(511)
Class R3	(524)
Total distributions to shareholders	(3,773,388)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	107,194,799
Reinvestment of distributions	3,295,141
Cost of shares reacquired	(17,480,138)
Net increase in net assets resulting from capital share transactions	93,009,802
Net increase in net assets	72,781,605
NET ASSETS:
Beginning of period	$–
End of period	$72,781,605
Undistributed net investment income	$110,713

*  For the period December 14, 2007 (commencement of investment operations) to November 30, 2008.

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	High Yield Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2008	For the Year Ended November 30, 2007
Operations:
Net investment income	$37,272,034	$20,009,463
Net realized gain (loss) on investments, credit default swap agreements and foreign currency related transactions	(40,933,939)	1,213,623
Net change in unrealized appreciation (depreciation) on investments, credit default swap agreements and translation of assets and liabilities denominated in foreign currencies	(127,312,189)	(16,997,105)
Net increase (decrease) in net assets resulting from operations	(130,974,094)	4,225,981
Distributions to shareholders from:
Net investment income
Class A	(7,187,028)	(8,475,064)
Class B	(1,715,744)	(2,295,064)
Class C	(1,825,480)	(2,060,411)
Class F	(14,085)	(126)
Class I	(28,202,626)	(9,094,105)
Class P	(20,130)	(15,245)
Class R2	(753)	(117)
Class R3	(758)	(119)
Total distributions to shareholders	(38,966,604)	(21,940,251)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	76,689,991	362,214,567
Reinvestment of distributions	35,342,361	15,438,663
Cost of shares reacquired	(91,672,268)	(71,060,503)
Net increase in net assets resulting from capital share transactions	20,360,084	306,592,727
Net increase (decrease) in net assets	(149,580,614)	288,878,457
NET ASSETS:
Beginning of year	$485,463,387	$196,584,930
End of year	$335,882,773	$485,463,387
Distributions in excess of net investment income	$(477,147)	$(490,908)

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Income Fund
DECREASE IN NET ASSETS	For the Year Ended November 30, 2008	For the Year Ended November 30, 2007
Operations:
Net investment income	$30,490,464	$27,842,139
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(2,861,356)	1,910,577
Net change in unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(114,464,330)	3,675,794
Net increase (decrease) in net assets resulting from operations	(86,835,222)	33,428,510
Distributions to shareholders from:
Net investment income
Class A	(26,066,236)	(24,457,644)
Class B	(1,102,327)	(1,022,871)
Class C	(2,247,319)	(1,854,826)
Class F	(4,751)	(77)
Class I	(36,427)	(37,251)
Class R2	(219)	–
Class R3	(223)	–
Total distributions to shareholders	(29,457,502)	(27,372,669)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	77,428,324	48,309,186
Reinvestment of distributions	21,111,230	19,666,522
Cost of shares reacquired	(132,426,879)	(129,977,115)
Net decrease in net assets resulting from capital share transactions	(33,887,325)	(62,001,407)
Net decrease in net assets	(150,180,049)	(55,945,566)
NET ASSETS
Beginning of year	$608,672,461	$664,618,027
End of year	$458,492,412	$608,672,461
Undistributed (distributions in excess of) net investment income	$681,381	$(2,136,611)

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2008	For the Year Ended November 30, 2007
Operations:
Net investment income	$7,799,778	$4,549,106
Net realized gain (loss) on investments and futures contracts	(1,139,214)	332,266
Net change in unrealized appreciation on investments and futures contracts	(22,938,828)	937,918
Net increase (decrease) in net assets resulting from operations	(16,278,264)	5,819,290
Distributions to shareholders from:
Net investment income
Class A	(5,690,064)	(3,072,555)
Class B	(405,022)	(231,879)
Class C	(1,828,576)	(1,155,613)
Class F	(15,961)	(73)
Class I	(13,259)	(21,131)
Total distributions to shareholders	(7,952,882)	(4,481,251)
Capital share transactions (Net of share conversions)(See Note 11):
Net proceeds from sales of shares	301,249,348	54,209,470
Reinvestment of distributions	4,972,694	3,366,787
Cost of shares reacquired	(124,803,369)	(60,122,995)
Net increase (decrease) in net assets resulting from capital share transactions	181,418,673	(2,546,738)
Net increase (decrease) in net assets	157,187,527	(1,208,699)
NET ASSETS:
Beginning of year	$119,369,078	$120,577,777
End of year	$276,556,605	$119,369,078
Undistributed (distributions in excess of) net investment income	$8,289	$(4,931)

See Notes to Financial Statements.

Financial Highlights

CONVERTIBLE FUND

	Class A Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$12.96	$12.48	$11.64	$11.23	$10.76
Investment operations:
Net investment income (loss)(a)	.27	.19	.02	(.01)	.02
Net realized and unrealized gain (loss)	(4.66)	.99	1.05	.69	.71
Total from investment operations	(4.39)	1.18	1.07	.68	.73
Distributions to shareholders from:
Net investment income	(.41)	(.50)	(.23)	(.27)	(.23)
Net realized gain	(.22)	(.20)	–	–	(.03)
Total distributions	(.63)	(.70)	(.23)	(.27)	(.26)
Net asset value, end of year	$7.94	$12.96	$12.48	$11.64	$11.23
Total Return(b)	(35.49)%	9.86%	9.35%	6.18%	6.94%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.23%	1.23%	1.28%	1.28%	1.28%
Expenses, including expense reductions and expenses reimbursed	1.23%	1.22%	1.27%	1.28%	1.28%
Expenses, excluding expense reductions and expenses reimbursed	1.23%	1.23%	1.28%	1.28%	1.36%
Net investment income (loss)	2.39%	1.48%	.13%	(.07)%	.19%
Supplemental Data:
Net assets, end of year (000)	$68,596	$108,059	$93,635	$103,176	$87,706
Portfolio turnover rate	97.47%	91.42%	104.11%	78.26%	80.60%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class B Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$12.91	$12.43	$11.60	$11.19	$10.73
Investment operations:
Net investment income (loss)(a)	.19	.10	(.06)	(.08)	(.05)
Net realized and unrealized gain (loss)	(4.63)	1.00	1.05	.69	.70
Total from investment operations	(4.44)	1.10	.99	.61	.65
Distributions to shareholders from:
Net investment income	(.33)	(.42)	(.16)	(.20)	(.16)
Net realized gain	(.22)	(.20)	–	–	(.03)
Total distributions	(.55)	(.62)	(.16)	(.20)	(.19)
Net asset value, end of year	$7.92	$12.91	$12.43	$11.60	$11.19
Total Return(b)	(35.84)%	9.18%	8.58%	5.54%	6.20%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.88%	1.88%	1.93%	1.93%	1.90%
Expenses, including expense reductions and expenses reimbursed	1.88%	1.87%	1.92%	1.93%	1.90%
Expenses, excluding expense reductions and expenses reimbursed	1.88%	1.88%	1.93%	1.93%	1.98%
Net investment income (loss)	1.72%	.81%	(.50)%	(.72)%	(.42)%
Supplemental Data:
Net assets, end of year (000)	$8,918	$15,933	$16,413	$17,171	$14,920
Portfolio turnover rate	97.47%	91.42%	104.11%	78.26%	80.60%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class C Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$12.90	$12.43	$11.59	$11.19	$10.73
Investment operations:
Net investment income (loss)(a)	.19	.10	(.06)	(.08)	(.05)
Net realized and unrealized gain (loss)	(4.63)	.99	1.06	.68	.71
Total from investment operations	(4.44)	1.09	1.00	.60	.66
Distributions to shareholders from:
Net investment income	(.33)	(.42)	(.16)	(.20)	(.17)
Net realized gain	(.22)	(.20)	–	–	(.03)
Total distributions	(.55)	(.62)	(.16)	(.20)	(.20)
Net asset value, end of year	$7.91	$12.90	$12.43	$11.59	$11.19
Total Return(b)	(35.85)%	9.11%	8.69%	5.44%	6.25%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.88%	1.88%	1.93%	1.93%	1.90%
Expenses, including expense reductions and expenses reimbursed	1.88%	1.87%	1.92%	1.93%	1.90%
Expenses, excluding expense reductions and expenses reimbursed	1.88%	1.88%	1.93%	1.93%	1.98%
Net investment income (loss)	1.73%	.82%	(.50)%	(.72)%	(.43)%
Supplemental Data:
Net assets, end of year (000)	$40,304	$68,585	$66,682	$67,888	$70,592
Portfolio turnover rate	97.47%	91.42%	104.11%	78.26%	80.60%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class F Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$12.96	$12.86
Investment operations:
Net investment income(b)	.32	.05
Net realized and unrealized gain (loss)	(4.67)	.05
Total from investment operations	(4.35)	.10
Distributions to shareholders from:
Net investment income	(.44)	–
Net realized gain	(.22)	–
Total distributions	(.66)	–
Net asset value, end of period	$7.95	$12.96
Total Return(c)	(35.23)%	.78	%(d)
Ratios to Average Net Assets:
Expenses, including expenses reductions	.98%	.16	%(d)
Expenses, excluding expense reductions	.98%	.17	%(d)
Net investment income	3.09%	.35	%(d)
Supplemental Data:
Net assets, end of period (000)	$688	$10
Portfolio turnover rate	97.47%	91.42%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class I Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$13.00	$12.52	$11.67	$11.27	$10.79
Investment operations:
Net investment income(a)	.31	.23	.08	.04	.06
Net realized and unrealized gain (loss)	(4.67)	.99	1.05	.67	.72
Total from investment operations	(4.36)	1.22	1.13	.71	.78
Distributions to shareholders from:
Net investment income	(.45)	(.54)	(.28)	(.31)	(.27)
Net realized gain	(.22)	(.20)	–	–	(.03)
Total distributions	(.67)	(.74)	(.28)	(.31)	(.30)
Net asset value, end of year	$7.97	$13.00	$12.52	$11.67	$11.27
Total Return(b)	(35.22)%	10.21%	9.81%	6.45%	7.36%
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.88%	.88%	.92%	.93%	.93%
Expenses, including expense reductions and expenses reimbursed	.88%	.87%	.92%	.93%	.93%
Expenses, excluding expense reductions and expenses reimbursed	.88%	.88%	.92%	.93%	.99%
Net investment income	2.78%	1.86%	.69%	.37%	.55%
Supplemental Data:
Net assets, end of year (000)	$128,463	$177,183	$104,856	$54,514	$13,874
Portfolio turnover rate	97.47%	91.42%	104.11%	78.26%	80.60%

(a) Calculated using average shares outstanding during the year.

(b) Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class P Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$13.03	$12.49	$11.66	$11.26	$10.78
Investment operations:
Net investment income (loss)(a)	.25	.11	.11	(.02)	.02
Net realized and unrealized gain (loss)	(4.68)	1.06	.95	.69	.70
Total from investment operations	(4.43)	1.17	1.06	.67	.72
Distributions to shareholders from:
Net investment income	(.38)	(.43)	(.23)	(.27)	(.21)
Net realized gain	(.22)	(.20)	–	–	(.03)
Total distributions	(.60)	(.63)	(.23)	(.27)	(.24)
Net asset value, end of year	$8.00	$13.03	$12.49	$11.66	$11.26
Total Return(b)	(35.52)%	9.71%	9.22%	6.02%	6.87%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.33%	1.34%	1.33%	1.37%	1.37%
Expenses, including expense reductions and expenses reimbursed	1.33%	1.33%	1.33%	1.37%	1.37%
Expenses, excluding expense reductions and expenses reimbursed	1.33%	1.34%	1.33%	1.37%	1.44%
Net investment income (loss)	2.16%	.88%	.90%	(.14)%	.22%
Supplemental Data:
Net assets, end of year (000)	$59	$213	$2,842	$189	$110
Portfolio turnover rate	97.47%	91.42%	104.11%	78.26%	80.60%

(a) Calculated using average shares outstanding during the year.

(b) Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class R2 Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$12.95	$12.86
Investment operations:
Net investment income(b)	.30	.04
Net realized and unrealized gain (loss)	(4.66)	.05
Total from investment operations	(4.36)	.09
Distributions to shareholders from:
Net investment income	(.38)	–
Net realized gain	(.22)	–
Total distributions	(.60)	–
Net asset value, end of period	$7.99	$12.95
Total Return(c)	(35.20)%	.70	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.98%	.24	%(d)
Expenses, excluding expense reductions	.98%	.25	%(d)
Net investment income	2.65%	.28	%(d)
Supplemental Data:
Net assets, end of period (000)	$7	$10
Portfolio turnover rate	97.47%	91.42%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

CONVERTIBLE FUND

	Class R3 Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$12.96	$12.86
Investment operations:
Net investment income(b)	.27	.04
Net realized and unrealized gain (loss)	(4.67)	.06
Total from investment operations	(4.40)	.10
Distributions to shareholders from:
Net investment income	(.40)	–
Net realized gain	(.22)	–
Total distributions	(.62)	–
Net asset value, end of period	$7.94	$12.96
Total Return(c)	(35.53)%	.78	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	1.36%	.22	%(d)
Expenses, excluding expense reductions	1.37%	.23	%(d)
Net investment income	2.43%	.29	%(d)
Supplemental Data:
Net assets, end of period (000)	$90	$10
Portfolio turnover rate	97.47%	91.42%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

FLOATING RATE FUND

	Class A Shares
	12/14/2007(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	.51
Net realized and unrealized loss	(2.46)
Total from investment operations	(1.95)
Distributions to shareholders from:
Net investment income	(.52)
Net asset value, end of period	$7.53
Total Return(c)	(20.36	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.70	%(d)
Expenses, including expense reductions and expenses reimbursed	.70	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.14	%(d)
Net investment income	5.57	%(d)
Supplemental Data:
Net assets, end of period (000)	$31,257
Portfolio turnover rate	52.39%

(a) Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class C Shares
	12/14/2007(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	.44
Net realized and unrealized loss	(2.46)
Total from investment operations	(2.02)
Distributions to shareholders from:
Net investment income	(.45)
Net asset value, end of period	$7.53
Total Return(c)	(20.95	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.33	%(d)
Expenses, including expense reductions and expenses reimbursed	1.32	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.69	%(d)
Net investment income	4.87	%(d)
Supplemental Data:
Net assets, end of period (000)	$7,288
Portfolio turnover rate	52.39%

(a) Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class F Shares
	12/14/2007(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	.54
Net realized and unrealized loss	(2.47)
Total from investment operations	(1.93)
Distributions to shareholders from:
Net investment income	(.54)
Net asset value, end of period	$7.53
Total Return(c)	(20.16	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.47	%(d)
Expenses, including expense reductions and expenses reimbursed	.46	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.36	%(d)
Net investment income	5.85	%(d)
Supplemental Data:
Net assets, end of period (000)	$27
Portfolio turnover rate	52.39%

(a) Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class I Shares
	12/14/2007(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	.57
Net realized and unrealized loss	(2.49)
Total from investment operations	(1.92)
Distributions to shareholders from:
Net investment income	(.55)
Net asset value, end of period	$7.53
Total Return(c)	(20.06	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.36	%(d)
Expenses, including expense reductions and expenses reimbursed	.36	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.88	%(d)
Net investment income	6.02	%(d)
Supplemental Data:
Net assets, end of period (000)	$34,193
Portfolio turnover rate	52.39%

(a) Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class R2 Shares
	12/14/2007(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	.51
Net realized and unrealized loss	(2.48)
Total from investment operations	(1.97)
Distributions to shareholders from:
Net investment income	(.50)
Net asset value, end of period	$7.53
Total Return(c)	(20.52	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.93	%(d)
Expenses, including expense reductions and expenses reimbursed	.92	%(d)
Expenses, excluding expense reductions and expenses reimbursed	2.13	%(d)
Net investment income	5.47	%(d)
Supplemental Data:
Net assets, end of period (000)	$8
Portfolio turnover rate	52.39%

(a) Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

FLOATING RATE FUND

	Class R3 Shares
	12/14/2007(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	.52
Net realized and unrealized loss	(2.48)
Total from investment operations	(1.96)
Distributions to shareholders from:
Net investment income	(.51)
Net asset value, end of period	$7.53
Total Return(c)	(20.45	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.84	%(d)
Expenses, including expense reductions and expenses reimbursed	.83	%(d)
Expenses, excluding expense reductions and expenses reimbursed	2.08	%(d)
Net investment income	5.56	%(d)
Supplemental Data:
Net assets, end of period (000)	$8
Portfolio turnover rate	52.39%

(a) Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

HIGH YIELD FUND

	Class A Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$7.74	$8.08	$7.99	$8.39	$8.15
Investment operations:
Net investment income(a)	.56	.56	.52	.52	.58
Net realized and unrealized gain (loss)	(2.56)	(.27)	.19	(.36)	.27
Total from investment operations	(2.00)	.29	.71	.16	.85
Distributions to shareholders from:
Net investment income	(.59)	(.63)	(.57)	(.56)	(.61)
Net realized gain	–	–	(.05)	–	–
Total distributions	(.59)	(.63)	(.62)	(.56)	(.61)
Net asset value, end of year	$5.15	$7.74	$8.08	$7.99	$8.39
Total Return(b)	(27.59)%	3.52%	9.23%	1.94%	10.97%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.27%	1.23%	1.23%	1.22%	1.23%
Expenses, excluding expense reductions	1.27%	1.23%	1.24%	1.22%	1.23%
Net investment income	7.89%	6.97%	6.55%	6.38%	7.15%
Supplemental Data:
Net assets, end of year (000)	$62,454	$101,386	$105,995	$103,288	$111,007
Portfolio turnover rate	98.56%	96.74%	108.90%	122.46%	119.55%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class B Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$7.71	$8.05	$7.96	$8.36	$8.12
Investment operations:
Net investment income(a)	.51	.51	.47	.47	.53
Net realized and unrealized gain (loss)	(2.55)	(.28)	.19	(.36)	.27
Total from investment operations	(2.04)	.23	.66	.11	.80
Distributions to shareholders from:
Net investment income	(.53)	(.57)	(.52)	(.51)	(.56)
Net realized gain	–	–	(.05)	–	–
Total distributions	(.53)	(.57)	(.57)	(.51)	(.56)
Net asset value, end of year	$5.14	$7.71	$8.05	$7.96	$8.36
Total Return(b)	(27.96)%	2.83%	8.61%	1.31%	10.32%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.92%	1.88%	1.88%	1.87%	1.83%
Expenses, excluding expense reductions	1.92%	1.88%	1.89%	1.87%	1.83%
Net investment income	7.22%	6.33%	5.89%	5.73%	6.55%
Supplemental Data:
Net assets, end of year (000)	$14,481	$27,186	$34,907	$41,025	$49,635
Portfolio turnover rate	98.56%	96.74%	108.90%	122.46%	119.55%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class C Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$7.71	$8.05	$7.96	$8.36	$8.13
Investment operations:
Net investment income(a)	.51	.51	.47	.47	.53
Net realized and unrealized gain (loss)	(2.55)	(.28)	.19	(.36)	.27
Total from investment operations	(2.04)	.23	.66	.11	.80
Distributions to shareholders from:
Net investment income	(.54)	(.57)	(.52)	(.51)	(.57)
Net realized gain	–	–	(.05)	–	–
Total distributions	(.54)	(.57)	(.57)	(.51)	(.57)
Net asset value, end of year	$5.13	$7.71	$8.05	$7.96	$8.36
Total Return(b)	(28.08)%	2.82%	8.60%	1.32%	10.28%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.92%	1.88%	1.88%	1.87%	1.84%
Expenses, excluding expense reductions	1.92%	1.88%	1.89%	1.87%	1.84%
Net investment income	7.25%	6.32%	5.88%	5.73%	6.54%
Supplemental Data:
Net assets, end of year (000)	$17,882	$25,909	$29,466	$35,485	$45,816
Portfolio turnover rate	98.56%	96.74%	108.90%	122.46%	119.55%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class F Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.74	$7.96
Investment operations:
Net investment income(b)	.58	.09
Net realized and unrealized loss	(2.57)	(.21)
Total from investments operations	(1.99)	(.12)
Distributions to shareholders from:
Net investment income	(.60)	(.10)
Net asset value, end of period	$5.15	$7.74
Total Return(c)	(27.40)%	(1.52	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	1.04%	.19	%(d)
Expenses, excluding expense reductions	1.04%	.19	%(d)
Net investment income	8.79%	1.19	%(d)
Supplemental Data:
Net assets, end of period (000)	$279	$10
Portfolio turnover rate	98.56%	96.74%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class I Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$7.77	$8.11	$8.00	$8.37	$8.11
Investment operations:
Net investment income(a)	.59	.58	.55	.55	.61
Net realized and unrealized gain (loss)	(2.58)	(.27)	.19	(.36)	.28
Total from investment operations	(1.99)	.31	.74	.19	.89
Distributions to shareholders from:
Net investment income	(.61)	(.65)	(.58)	(.56)	(.63)
Net realized gain	–	–	(.05)	–	–
Total distributions	(.61)	(.65)	(.63)	(.56)	(.63)
Net asset value, end of year	$5.17	$7.77	$8.11	$8.00	$8.37
Total Return(b)	(27.33)%	3.79%	9.73%	2.28%	11.50%
Ratio to Average Net Assets:
Expenses, including expense reductions	.92%	.88%	.88%	.88%	.84%
Expenses, excluding expense reductions	.92%	.88%	.88%	.88%	.84%
Net investment income	8.26%	7.28%	6.93%	6.72%	7.54%
Supplemental Data:
Net assets, end of year (000)	$240,587	$330,709	$26,108	$15,426	$4,830
Portfolio turnover rate	98.56%	96.74%	108.90%	122.46%	119.55%

(a) Calculated using average shares outstanding during the year.

(b) Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class P Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$7.83	$8.16	$8.02	$8.39	$8.15
Investment operations:
Net investment income(a)	.56	.56	.53	.51	.58
Net realized and unrealized gain (loss)	(2.60)	(.27)	.17	(.35)	.27
Total from investment operations	(2.04)	.29	.70	.16	.85
Distributions to shareholders from:
Net investment income	(.58)	(.62)	(.51)	(.53)	(.61)
Net realized gain	–	–	(.05)	–	–
Total distributions	(.58)	(.62)	(.56)	(.53)	(.61)
Net asset value, end of year	$5.21	$7.83	$8.16	$8.02	$8.39
Total Return(b)	(27.73)%	3.48%	9.14%	1.91%	10.95%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.37%	1.33%	1.28%	1.33%	1.19%
Expenses, excluding expense reductions	1.37%	1.33%	1.29%	1.33%	1.19%
Net investment income	7.81%	6.85%	6.64%	6.25%	7.11%
Supplemental Data:
Net assets, end of year (000)	$185	$243	$109	$7	$1
Portfolio turnover rate	98.56%	96.74%	108.90%	122.46%	119.55%

(a) Calculated using average shares outstanding during the year.

(b) Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class R2 Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.75	$7.96
Investment operations:
Net investment income(b)	.58	.09
Net realized and unrealized loss	(2.58)	(.21)
Total from investments operations	(2.00)	(.12)
Distributions to shareholders from:
Net investment income	(.57)	(.09)
Net asset value, end of period	$5.18	$7.75
Total Return(c)	(27.47)%	(1.48	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	1.04%	.25	%(d)
Expenses, excluding expense reductions	1.05%	.25	%(d)
Net investment income	8.16%	1.12	%(d)
Supplemental Data:
Net assets, end of period (000)	$9	$10
Portfolio turnover rate	98.56%	96.74%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

HIGH YIELD FUND

	Class R3 Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.75	$7.96
Investment operations:
Net investment income(b)	.58	.09
Net realized and unrealized loss	(2.57)	(.21)
Total from investments operations	(1.99)	(.12)
Distributions to shareholders from:
Net investment income	(.58)	(.09)
Net asset value, end of period	$5.18	$7.75
Total Return(c)	(27.38)%	(1.46	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	1.01%	.24	%(d)
Expenses, excluding expense reductions	1.02%	.24	%(d)
Net investment income	8.17%	1.13	%(d)
Supplemental Data:
Net assets, end of period (000)	$7	$10
Portfolio turnover rate	98.56%	96.74%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

INCOME FUND

	Class A Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$2.61	$2.58	$2.56	$2.60	$2.61
Investment operations:
Net investment income(a)	.14	.11	.11	.09	.07
Net realized and unrealized gain (loss)	(.53)	.03	.02	(.03)	.02
Total from investment operations	(.39)	.14	.13	.06	.09
Distributions to shareholders from:
Net investment income	(.13)	(.11)	(.11)	(.10)	(.10)
Net asset value, end of year	$2.09	$2.61	$2.58	$2.56	$2.60
Total Return(b)	(15.52)%	5.76%	5.16%	2.18%	3.41%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.00%	1.30%	1.04%	1.02%	1.10%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	1.00%	1.00%	1.00%	1.00%	1.10%
Expenses, excluding expense reductions and expenses reimbursed	1.08%	1.35%	1.10%	1.06%	1.10%
Net investment income	5.45%	4.53%	4.32%	3.54%	2.64%
Supplemental Data:
Net assets, end of year (000)	$398,305	$533,896	$579,558	$687,866	$790,672
Portfolio turnover rate	393.47%	294.55%	499.81%	485.03%	671.60%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class B Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$2.61	$2.58	$2.56	$2.60	$2.60
Investment operations:
Net investment income(a)	.12	.10	.09	.08	.05
Net realized and unrealized gain (loss)	(.52)	.03	.02	(.04)	.03
Total from investment operations	(.40)	.13	.11	.04	.08
Distributions to shareholders from:
Net investment income	(.12)	(.10)	(.09)	(.08)	(.08)
Net asset value, end of year	$2.09	$2.61	$2.58	$2.56	$2.60
Total Return(b)	(16.10)%	5.03%	4.42%	1.50%	3.10%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.65%	1.95%	1.69%	1.66%	1.74%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	1.65%	1.65%	1.65%	1.65%	1.74%
Expenses, excluding expense reductions and expenses reimbursed	1.73%	2.00%	1.75%	1.71%	1.74%
Net investment income	4.80%	3.88%	3.67%	2.88%	2.00%
Supplemental Data:
Net assets, end of year (000)	$19,158	$25,211	$30,865	$44,643	$58,787
Portfolio turnover rate	393.47%	294.55%	499.81%	485.03%	671.60%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class C Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$2.62	$2.59	$2.57	$2.61	$2.61
Investment operations:
Net investment income(a)	.12	.10	.09	.08	.05
Net realized and unrealized gain (loss)	(.52)	.03	.02	(.04)	.03
Total from investment operations	(.40)	.13	.11	.04	.08
Distributions to shareholders from:
Net investment income	(.12)	(.10)	(.09)	(.08)	(.08)
Net asset value, end of year	$2.10	$2.62	$2.59	$2.57	$2.61
Total Return(b)	(16.01)%	5.03%	4.45%	1.51%	3.11%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.65%	1.95%	1.69%	1.67%	1.74%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	1.65%	1.65%	1.65%	1.65%	1.74%
Expenses, excluding expense reductions and expenses reimbursed	1.73%	2.00%	1.75%	1.71%	1.74%
Net investment income	4.81%	3.88%	3.67%	2.89%	2.00%
Supplemental Data:
Net assets, end of year (000)	$40,221	$48,661	$53,400	$62,290	$73,676
Portfolio turnover rate	393.47%	294.55%	499.81%	485.03%	671.60%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class F Shares
	Year Ended 11/302008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$2.61	$2.55
Investment operations:
Net investment income(b)	.15	.02
Net realized and unrealized gain (loss)	(.53)	.06
Total from investment operations	(.38)	.08
Distributions to shareholders from:
Net investment income	(.14)	(.02)
Net asset value, end of period	$2.09	$2.61
Total Return(c)	(15.31)%	3.13	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.74%	.14	%(d)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.74%	.12	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.81%	.14	%(d)
Net investment income	6.19%	.89	%(d)
Supplemental Data:
Net assets, end of period (000)	$141	$10
Portfolio turnover rate	393.47%	294.55%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007 .

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class I Shares
	Year Ended 11/30				10/20/2004(a) to
	2008	2007	2006	2005	11/30/2004
Per Share Operating Performance
Net asset value, beginning of period	$2.61	$2.58	$2.56	$2.60	$2.63
Investment operations:
Net investment income(b)	.15	.12	.12	.10	.01
Net realized and unrealized gain (loss)	(.53)	.03	.02	(.03)	(.03)
Total from investment operations	(.38)	.15	.14	.07	(.02)
Distributions to shareholders from:
Net investment income	(.14)	(.12)	(.12)	(.11)	(.01)
Net asset value, end of period	$2.09	$2.61	$2.58	$2.56	$2.60
Total Return(c)	(15.19)%	6.13%	5.55%	2.56%	(.69	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.65%	.95%	.69%	.67%	.09	%(d)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.65%	.65%	.65%	.65%	.09	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.72%	1.00%	.75%	.71%	.09	%(d)
Net investment income	5.86%	4.90%	4.67%	3.88%	.42	%(d)
Supplemental Data:
Net assets, end of period (000)	$651	$894	$794	$1,227	$1,245
Portfolio turnover rate	393.47%	294.55%	499.81%	485.03%	671.60%

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class R2 Shares
	7/2/2008(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$2.58
Investment operations:
Net investment income(b)	.06
Net realized and unrealized loss	(.49)
Total from investment operations	(.43)
Distributions to shareholders from:
Net investment income	(.06)
Net asset value, end of period	$2.09
Total Return(c)	(17.03	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.48	%(d)
Expenses, including expense reductions and expenses reimbursed	.48	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.54	%(d)
Net investment income	2.41	%(d)
Supplemental Data:
Net assets, end of period (000)	$8
Portfolio turnover rate	393.47%

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INCOME FUND

	Class R3 Shares
	7/2/2008(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$2.58
Investment operations:
Net investment income(b)	.06
Net realized and unrealized loss	(.49)
Total from investment operations	(.43)
Distributions to shareholders from:
Net investment income	(.06)
Net asset value, end of period	$2.09
Total Return(c)	(16.99	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.45	%(d)
Expenses, including expense reductions and expenses reimbursed	.45	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.50	%(d)
Net investment income	2.45	%(d)
Supplemental Data:
Net assets, end of period (000)	$8
Portfolio turnover rate	393.47%

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

SHORT DURATION INCOME FUND

	Class A Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$4.35	$4.30	$4.29	$4.41	$4.52
Investment operations:
Net investment income(a)	.20	.18	.16	.13	.09
Net realized and unrealized gain (loss)	(.38)	.05	.02	(.09)	(.02)
Total from investment operations	(.18)	.23	.18	.04	.07
Distributions to shareholders from:
Net investment income	(.20)	(.18)	(.17)	(.16)	(.13)
Net realized gain	–	–	–	–	(.05)
Total distributions	(.20)	(.18)	(.17)	(.16)	(.18)
Net asset value, end of year	$3.97	$4.35	$4.30	$4.29	$4.41
Total Return(b)	(4.57)%	5.38%	4.26%	.90%	1.63%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.80%	.91%	.92%	.90%	1.15%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.79%	.90%	.90%	.90%	1.15%
Expenses, excluding expense reductions and expenses reimbursed	.80%	1.07%	1.10%	1.06%	1.15%
Net investment income	4.67%	4.15%	3.77%	2.88%	1.93%
Supplemental Data:
Net assets, end of year (000)	$194,420	$78,351	$76,271	$87,287	$88,690
Portfolio turnover rate	208.09%	164.00%	304.77%	295.07%	314.39%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class B Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$4.35	$4.30	$4.30	$4.41	$4.53
Investment operations:
Net investment income(a)	.17	.15	.13	.10	.06
Net realized and unrealized gain (loss)	(.38)	.05	.01	(.08)	(.03)
Total from investment operations	(.21)	.20	.14	.02	.03
Distributions to shareholders from:
Net investment income	(.17)	(.15)	(.14)	(.13)	(.10)
Net realized gain	–	–	–	–	(.05)
Total distributions	(.17)	(.15)	(.14)	(.13)	(.15)
Net asset value, end of year	$3.97	$4.35	$4.30	$4.30	$4.41
Total Return(b)	(5.01)%	4.70%	3.35%	.48%	.80%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.54%	1.56%	1.57%	1.55%	1.76%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	1.54%	1.55%	1.55%	1.55%	1.76%
Expenses, excluding expense reductions and expenses reimbursed	1.61%	1.73%	1.75%	1.71%	1.76%
Net investment income	3.96%	3.51%	3.13%	2.25%	1.37%
Supplemental Data:
Net assets, end of year (000)	$12,756	$7,379	$6,805	$7,506	$6,695
Portfolio turnover rate	208.09%	164.00%	304.77%	295.07%	314.39%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class C Shares
	Year Ended 11/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$4.37	$4.32	$4.32	$4.44	$4.55
Investment operations:
Net investment income(a)	.17	.15	.13	.10	.06
Net realized and unrealized gain (loss)	(.38)	.05	.01	(.09)	(.02)
Total from investment operations	(.21)	.20	.14	.01	.04
Distributions to shareholders from:
Net investment income	(.17)	(.15)	(.14)	(.13)	(.10)
Net realized gain	–	–	–	–	(.05)
Total distributions	(.17)	(.15)	(.14)	(.13)	(.15)
Net asset value, end of year	$3.99	$4.37	$4.32	$4.32	$4.44
Total Return(b)	(4.98)%	4.70%	3.35%	.27%	1.04%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.54%	1.56%	1.57%	1.55%	1.75%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	1.54%	1.55%	1.55%	1.55%	1.75%
Expenses, excluding expense reductions and expenses reimbursed	1.61%	1.73%	1.75%	1.71%	1.75%
Net investment income	3.94%	3.51%	3.12%	2.23%	1.33%
Supplemental Data:
Net assets, end of year (000)	$67,249	$33,081	$37,027	$46,220	$58,131
Portfolio turnover rate	208.09%	164.00%	304.77%	295.07%	314.39%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class F Shares
	Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$4.34	$4.29
Investment operations:
Net investment income(b)	.20	.03
Net realized and unrealized gain (loss)	(.37)	.05
Total from investment operations	(.17)	.08
Distributions to shareholders from:
Net investment income	(.21)	(.03)
Net asset value, end of period	$3.96	$4.34
Total Return(c)	(4.21)%	1.90	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.61%	.11	%(d)
Expenses, including expense reductions and expenses reimbursed	.61%	.12	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.64%	.15	%(d)
Net investment income	4.94%	.73	%(d)
Supplemental Data:
Net assets, end of period (000)	$1,644	$10
Portfolio turnover rate	208.09%	164.00%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

SHORT DURATION INCOME FUND

	Class I Shares
	Year Ended 11/30				10/20/2004(a) to
	2008	2007	2006	2005	11/30/2004
Per Share Operating Performance
Net asset value, beginning of period	$4.35	$4.30	$4.29	$4.41	$4.44
Investment operations:
Net investment income(b)	.21	.19	.18	.14	.01
Net realized and unrealized gain (loss)	(.37)	.05	.01	(.09)	(.02)
Total from investment operations	(.16)	.24	.19	.05	(.01)
Distributions to shareholders from:
Net investment income	(.23)	(.19)	(.18)	(.17)	(.02)
Net asset value, end of period	$3.96	$4.35	$4.30	$4.29	$4.41
Total Return(c)	(3.92)%	5.75%	4.63%	1.26%	(.24	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.55%	.56%	.57%	.55%	.10	%(d)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.54%	.55%	.55%	.55%	.10	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.63%	.73%	.75%	.71%	.10	%(d)
Net investment income	4.99%	4.51%	4.15%	3.24%	.32	%(d)
Supplemental Data:
Net assets, end of period (000)	$488	$548	$474	$356	$295
Portfolio turnover rate	208.09%	164.00%	304.77%	295.07%	314.39%

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company organized as a Delaware Statutory Trust on August 16, 1993. The Trust currently consists of eleven funds. This report covers the following five funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Convertible Fund ("Convertible Fund"), Lord Abbett Floating Rate Fund ("Floating Rate Fund"), Lord Abbett High Yield Fund ("High Yield Fund"), Lord Abbett Income Fund ("Income Fund"), and Lord Abbett Short Duration Income Fund ("Short Duration Income Fund"), Class A, B, C, F, I, P, R2 and R3 shares. As of the date of this report, no Class B and P shares have been issued for Floating Rate Fund, no Class P shares have been issued for Income Fund and no Class P, R2 and R3 shares have been issued for Short Duration Income Fund.

Convertible Fund's investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. Floating Rate Fund's investment objective is to seek a high level of current income. High Yield Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Income Fund and Short Duration Income Fund's investment objective is to seek a high level of income consistent with preservation of capital. As of October 1, 2007, each Fund's Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in each Fund's Prospectus.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent

Notes to Financial Statements (continued)

fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Loans are valued at the average of bid and ask quotations from dealers in loans. As of November 30, 2008, 100% of total investments in loans were valued based on prices from such services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation on investments, credit default swap agreements, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on the Funds' Statements of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on investments, credit default swap agreements, futures contracts and foreign currency related transactions on the Statements of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Notes to Financial Statements (continued)

(g)  Forward Foreign Currency Exchange Contracts–The Income Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Forward contracts may also be structured for cash settlement, rather than physical delivery. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund's Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on investments, futures contracts and foreign currency related transactions on the Statement of Operations. As of November 30, 2008, the Fund had open forward foreign currency exchange contracts.

(h)  Futures Contracts–Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called "initial margin." Subsequent payments called "variation margin" are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end. As of November 30, 2008, Income Fund and Short Duration Income Fund had open futures contracts.

(i)  When-Issued or Forward Transactions–Each Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by a Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund's custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)  TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the

Notes to Financial Statements (continued)

current market value of the underlying securities, according to the procedures described under "Investment Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k)  Mortgage Dollar Rolls–Each Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)  Disclosures About Credit Derivatives–The Funds adopted Financial Accounting Standards Board ("FASB") Staff Position No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (the "FSP") effective November 30, 2008. The FSP amends FASB Statement No. 133 ("SFAS 133"), Accounting for Derivative Instruments and Hedging Activities to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. A credit derivative is a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specific entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to the potential loss from credit-risk related events specified in the contract. As of November 30, 2008, only High Yield Fund had entered into credit derivatives. The changes to disclosure made in accordance with the FSP have been incorporated into High Yield Fund's Schedule of Investments and the disclosures that follow relating to Credit Default Swaps.

  Credit Default Swaps

  High Yield Fund may enter into credit default swap contracts ("swaps") for investment purposes to hedge credit risk or for speculative purposes. As a seller of a credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default occurs. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and recorded as a realized gain.

Notes to Financial Statements (continued)

  The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the   Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred. Such periodic payments are accrued daily and recorded as a realized loss.

  Swaps are marked to market daily based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

  Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement and if required, is identified in High Yield Fund's Statement of Assets and Liabilities. The value of each credit default swap and credit rating disclosed for each reference entity in High Yield Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of November 30, 2008 for which High Yield Fund is the seller of protection are disclosed in the footnotes to its Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

  Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(n)  Floating Rate Loans–The Floating Rate Fund, High Yield Fund, Income Fund and Short Duration Income Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities

Notes to Financial Statements (continued)

(the "Borrower") in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate ("LIBOR").

  The loans in which a Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower ("Intermediate Participants"). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

  Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. These unfunded amounts are recorded in memorandum accounts. As of November 30, 2008, the Floating Rate Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitment	Unrealized Depreciation
Bausch & Lomb Delayed Draw Term Loan, 4/24/2015	$80,000	$(21,334)
Community Health Systems, Delayed Draw Term Loan, 7/25/2014	58,938	(15,416)
Fontainbleau Resorts LLC Delayed Draw Term Loan, 6/6/2014	153,333	(98,900)
United Surgical Partners International, Inc., Delayed Draw Term Loan, 4/19/2014	2,823	(1,002)
	$295,094	$(136,652)

(o)  Fair Value Measurements-Each Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective December 1, 2007. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity.

Notes to Financial Statements (continued)

Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments carried at value:

	Convertible Fund	Floating Rate Fund
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1 – Quoted Prices	$24,304,837	$-
Level 2 – Other Significant Observable Inputs	220,656,646	71,090,986
Level 3 – Significant Unobservable Inputs	-	4,779,264
Total	$244,961,483	$75,870,250

	High Yield Fund		Income Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$2,677,950	$-	$-	$(10,713,017)
Level 2 – Other Significant Observable Inputs	326,986,850	(1,979,173)	518,883,976	-
Total	$329,664,800	$(1,979,173)	$518,883,976	$(10,713,017)

	Short Duration Income Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$-	$(1,022,515)
Level 2 – Other Significant Observable Inputs	295,819,015	-
Total	$295,819,015	$(1,022,515)

* Other Financial Instruments include futures, forward foreign currency contracts and swap contracts.

Notes to Financial Statements (continued)

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

Floating Rate Fund
Investment in Securities
Balance as of December 14, 2007**	$-
Accrued discounts/premiums	22,976
Realized gain (loss)	(115,758)
Change in unrealized appreciation (depreciation)	(1,291,230)
Net purchases (sales)	6,163,276
Net transfers in or out of Level 3	-
Balance as of November 30, 2008	$4,779,264

** Commencement of investment operations

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

Convertible Fund
First $1 billion	0.70%
Next $1 billion	0.65%
Over $2 billion	0.60%
Floating Rate Fund
First $1 billion	0.50%
Over $1 billion	0.45%
High Yield Fund
First $1 billion	0.60%
Next $1 billion	0.55%
Over $2 billion	0.50%
Income Fund
First $3 billion	0.50%
Over $3 billion	0.45%
Short Duration Income Fund
First $1 billion	0.35%
Next $1 billion	0.30%
Over $2 billion	0.25%

Notes to Financial Statements (continued)

For the fiscal year ended November 30, 2008, the effective management fees paid to Lord Abbett was at the annualized rates of each Fund's average daily net assets:

Effective Management Fee
Convertible Fund	0.70%
Floating Rate Fund	0.50%
High Yield Fund	0.60%
Income Fund	0.50%
Short Duration Income Fund	0.35%

For the period from December 14, 2007 through March 31, 2009, Lord Abbett has contractually agreed to reimburse the Floating Rate Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A	0.75%
B	1.40%
C	1.40%
F	0.50%
I	0.40%
R2	1.00%
R3	0.90%

For the period from December 1, 2007 through March 31, 2009, Lord Abbett has contractually agreed to reimburse the Income Fund to the extent necessary so that each class' total annual operating expenses did not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A	1.00%
B	1.65%
C	1.65%
F	0.75%
I	0.65%
P	1.10%
R2	1.25%
R3	1.15%

For the period from December 1, 2007 through March 31, 2009, Lord Abbett has contractually agreed to reimburse the Short Duration Income Fund to the extent necessary so that each class' total annual operating expenses did not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A	0.90%
B	1.55%
C	1.55%
F	0.65%
I	0.55%
P	1.00%
R2	1.15%
R3	1.05%

Notes to Financial Statements (continued)

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

Floating Rate Fund and High Yield Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), have entered into Servicing Arrangements with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth and Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund's Statement of Operations and Payable to affiliates on each Fund's Statement of Assets and Liabilities.

As of November 30, 2008, the percentages of Floating Rate Fund's and High Yield Fund's outstanding shares owned by the Fund of Funds were as follows:

	Underlying Funds
Fund of Funds	Floating Rate Fund	High Yield Fund
Lord Abbett Balanced Strategy Fund	28.68%	41.78%
Lord Abbett Diversified Income Strategy Fund	1.96%	8.65%
Lord Abbett Growth and Income Strategy Fund	8.67%	17.12%
Lord Abbett Global Allocation Fund	-	2.85%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A(1)		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25	%(2)	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.25%	.35%	.25%

* The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

(1) Effective December 14, 2007 the service portion of the 12b-1 fee for Short Duration Income Fund was reduced to .20% and the distribution portion of the 12b-1 fee was reduced to 0%.

(2) Annual service fee on shares of Income Fund sold prior to September 1, 1985 is .15% of the average daily net assets attributable to Class A.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2008:

	Distributor Commissions	Dealer Concessions
Convertible Fund	$57,658	$300,168
Floating Rate Fund*	4,225	29,409
High Yield Fund	46,325	228,013
Income Fund	120,744	597,335
Short Duration Income Fund	93,648	570,136

Notes to Financial Statements (continued)

Distributor received CDSCs for the fiscal year ended November 30, 2008:

	Class A	Class C
Convertible Fund	$25,416	$12,796
Floating Rate Fund*	-	1,955
High Yield Fund	238	15,770
Income Fund	2,826	5,826
Short Duration Income Fund	33,718	31,968

*  For the period December 14, 2007 (commencement of investment operations) to November 30, 2008.

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Floating Rate Fund, High Yield Fund, Income Fund and Short Duration Income Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

On December 10, 2008 a net investment income distribution of approximately $4,905,000 was declared by Convertible Fund and $76,000 was declared by Floating Rate Fund. The distributions were paid on December 23, 2008 to shareholders of record on December 22, 2008.

The tax character of distributions paid during the fiscal years ended November 30, 2008 and November 30, 2007 was as follows:

	Convertible Fund		Floating Rate Fund
	11/30/2008	11/30/2007	Period Ended November 30, 2008*
Distributions paid from:
Ordinary income	$12,403,315	$11,789,128	$3,773,388
Net long-term capital gains	6,184,884	4,460,211	-
Total distributions paid	$18,588,199	$16,249,339	$3,773,388

* For the period December 14, 2007 (commencement of investment operations) to November 30, 2008.

Notes to Financial Statements (continued)

	High Yield Fund		Income Fund
	11/30/2008	11/30/2007	11/30/2008	11/30/2007
Distributions paid from:
Ordinary income	$38,966,604	$21,940,251	$28,115,328	$27,372,669
Return of capital	-	-	1,342,174	-
Total distributions paid	$38,966,604	$21,940,251	$29,457,502	$27,372,669
	Short Duration Income Fund
	11/30/2008	11/30/2007
Distributions paid from:
Ordinary income	$7,952,882	$4,481,251
Total distributions paid	$7,952,882	$4,481,251

As of November 30, 2008, the components of accumulated losses on a tax-basis were as follows:

	Convertible Fund	Floating Rate Fund
Undistributed ordinary income – net	$8,001,879	$189,365
Total undistributed earnings	$8,001,879	$189,365
Capital Loss carryforward*	(3,424,371)	(735,922)
Temporary differences	(21,073,065)	(141,527)
Unrealized losses – net	(93,598,093)	(19,508,421)
Total accumulated losses – net	$(110,093,650)	$(20,196,505)
	High Yield Fund	Income Fund
Capital loss carryforwards*	$(38,186,942)	$(57,928,889)
Temporary differences	(6,420,353)	(3,171,950)
Unrealized losses – net	(143,259,457)	(94,733,191)
Total accumulated losses – net	$(187,866,752)	$(155,834,030)

Short Duration Income Fund
Undistributed ordinary income - net	$25,387
Total undistributed earnings	$25,387
Capital loss carryforwards*	(11,712,255)
Temporary differences	(17,098)
Unrealized losses – net	(20,777,787)
Total accumulated losses – net	$(32,481,753)

* As of the fiscal year ended November 30, 2008, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2009	2012	2013	2014	2016	Total
Convertible Fund	$–	$–	$–	$–	$3,424,371	$3,424,371
Floating Rate Fund	–	–	–	–	735,922	735,922
High Yield Fund	501,160	–	–	552,697	37,133,085	38,186,942
Income Fund	–	39,970,699	7,192,922	3,831,121	6,934,147	57,928,889
Short Duration Income Fund	–	4,240,715	2,765,987	2,727,915	1,977,638	11,712,255

Certain losses incurred after October 31 ("Post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Funds incurred and will elect to defer net capital losses of $21,046,595 for Convertible Fund, $62,875 for Floating Rate Fund, and $5,921,329 and for High Yield Fund.

Notes to Financial Statements (continued)

As of November 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Floating Rate Fund
Tax cost	$338,559,576	$95,242,019
Gross unrealized gain	404,643	15,173
Gross unrealized loss	(94,002,736)	(19,386,942)
Net unrealized security loss	$(93,598,093)	$(19,371,769)
	High Yield Fund	Income Fund
Tax cost	$470,945,084	$611,726,777
Gross unrealized gain	489,130	3,551,526
Gross unrealized loss	(141,769,414)	(96,394,327)
Net unrealized security loss	$(141,280,284)	$(92,842,801)

Short Duration Income Fund
Tax cost	$316,596,802
Gross unrealized gain	1,343,992
Gross unrealized loss	(22,121,779)
Net unrealized security loss	$(20,777,787)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to tax treatment of certain securities, amortization and wash sales.

Permanent items identified during the fiscal year ended November 30, 2008, have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Convertible Fund	$5,782,129	$(5,782,129)	$-
Floating Rate Fund*	31,692	-	(31,692)
High Yield Fund	1,708,331	(1,513,859)	(194,472)
Income Fund	1,785,030	15,030,093	(16,815,123)
Short Duration Income Fund	166,324	(166,324)	-

* For the period December 14, 2007 (commencement of investment operations) to November 30, 2008.

The permanent differences are attributable to the tax treatment of amortization, certain securities, certain distributions, certain expenses, foreign currency transactions, the expiration of capital loss carryforwards and principal paydown gains and losses.

Notes to Financial Statements (continued)

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term and mortgage-dollar roll investments) for the fiscal year ended November 30, 2008 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Convertible Fund	$-	$358,788,378	$-	$320,033,685
Floating Rate Fund**	-	116,319,477	-	31,654,607
High Yield Fund	-	457,499,091	-	431,454,806
Income Fund	1,334,209,012	961,325,260	1,804,710,464	441,160,116
Short Duration Income Fund	215,143,532	369,053,956	260,836,638	99,392,320

*  Includes U.S. Government sponsored enterprises securities.

**  For the period December 14, 2007 (commencement of investment operations) to November 30, 2008.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

Convertible Fund, High Yield Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility ("Facility") from State Street Bank & Trust Company ("SSB"), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 5, 2008, the amount available under the Facility was changed from $250,000,000 to $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .08% of the amount available under the Facility to .125%. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of November 30, 2008, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended November 30, 2008.

9. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

Notes to Financial Statements (continued)

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds (sometimes called "junk bonds"), may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved.

Convertible Fund and High Yield Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

Each Fund is subject to the risks associated with foreign securities, which present increased market, liquidity, currency, political, information and other risks.

Floating Rate Fund, High Yield Fund, Income Fund, and Short Duration Income Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. Floating Rate Fund and High Yield Fund may invest primarily in senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent of below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

Income Fund and Short Duration Income Fund invest in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Notes to Financial Statements (continued)

Floating Rate Fund, High Yield Fund, Income Fund and Short Duration Income Fund are subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds' returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Funds' use of derivatives is successful will depend on, among other things, if Lord Abbett correctly forecasts market movements, changes in foreign exchange and interest rates, and other factors. If Lord Abbett incorrectly forecasts these and other factors, the Funds' performance could suffer.

High Yield Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

These factors can affect each Fund's performance.

Notes to Financial Statements (continued)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

CONVERTIBLE FUND

	Year Ended November 30, 2008		Year Ended November 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,050,809	$45,393,212	2,718,666	$34,105,089
Converted from Class B*	17,325	196,297	9,008	112,427
Reinvestment of distributions	354,277	4,233,434	335,193	4,067,510
Shares reacquired	(4,123,839)	(44,414,720)	(2,230,463)	(27,848,654)
Increase	298,572	$5,408,223	832,404	$10,436,372
Class B Shares
Shares sold	162,378	$1,892,808	195,395	$2,424,636
Reinvestment of distributions	34,592	416,249	39,531	476,679
Shares reacquired	(286,910)	(3,112,062)	(312,097)	(3,897,629)
Converted to Class A*	(17,384)	(196,297)	(9,039)	(112,427)
Decrease	(107,324)	$(999,302)	(86,210)	$(1,108,741)
Class C Shares
Shares sold	1,467,977	$16,993,194	1,048,205	$13,155,094
Reinvestment of distributions	127,757	1,532,187	132,025	1,590,909
Shares reacquired	(1,814,466)	(19,163,177)	(1,231,902)	(15,201,281)
Decrease	(218,732)	$(637,796)	(51,672)	$(455,278)
			Period Ended November 30, 2007†
Class F Shares
Shares sold	92,199	$1,112,571	780	$10,026
Reinvestment of distributions	1,153	12,354	-	-
Shares reacquired	(7,538)	(74,491)	- (a)	(3)
Increase	85,814	$1,050,434	780	$10,023
	Year Ended November 30, 2008		Year Ended November 30, 2007
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	6,912,097	$79,015,607	8,019,826	$100,340,469
Reinvestment of distributions	425,107	5,091,652	371,555	4,535,793
Shares reacquired	(4,844,138)	(53,471,483)	(3,144,018)	(40,023,915)
Increase	2,493,066	$30,635,776	5,247,363	$64,852,347
Class P Shares
Shares sold	5,187	$61,192	4,989	$62,792
Reinvestment of distributions	315	3,936	399	4,882
Shares reacquired	(14,472)	(166,357)	(216,490)	(2,709,132)
Decrease	(8,970)	$(101,229)	(211,102)	$(2,641,458)
			Period Ended November 30, 2007†
Class R2 Shares
Shares sold	1	$13	778	$10,000
Reinvestment of distributions	39	468	-	-
Shares reacquired	-	-	- (a)	(3)
Increase	40	$481	778	$9,997
Class R3 Shares
Shares sold	10,488	$121,595	777.605	$10,000
Reinvestment of distributions	40	486	-	-
Shares reacquired	- (a)	(1)	-	-
Increase	10,528	$122,080	777.605	$10,000

*  Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

†  For the period September 28, 2007 (commencement of offering of class shares) to November 30, 2007.

(a)  Value is less than 1 share.

Notes to Financial Statements (continued)

FLOATING RATE FUND

	For the Period Ended November 30, 2008†
Class A Shares	Shares	Amount
Shares sold	5,360,259	$49,433,839
Reinvestment of distributions	78,372	707,298
Shares reacquired	(1,287,724)	(11,540,975)
Increase	4,150,907	$38,600,162
Class C Shares
Shares sold	1,059,601	$9,496,121
Reinvestment of distributions	8,043	69,632
Shares reacquired	(100,251)	(856,275)
Increase	967,393	$8,709,478
Class F Shares
Shares sold	3,569	$35,014
Reinvestment of distributions	60	555
Increase	3,629	$35,569
Class I Shares
Shares sold	4,843,037	$48,209,486
Reinvestment of distributions	272,903	2,516,621
Shares reacquired	(575,922)	(5,082,878)
Increase	4,540,018	$45,643,229
Class R2 Shares
Shares sold	1,002	$10,014
Reinvestment of distributions	55	512
Increase	1,057	$10,526
Class R3 Shares
Shares sold	1,037	$10,325
Reinvestment of distributions	57	523
Shares reacquired	(1)	(10)
Increase	1,093	$10,838

† For the period December 14, 2007 (commencement of investment operations) to November 30, 2008.

Notes to Financial Statements (continued)

HIGH YIELD FUND

	Year Ended November 30, 2008		Year Ended November 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,361,885	$28,674,144	3,551,497	$28,808,660
Converted from Class B*	168,474	1,201,250	361,076	2,930,986
Reinvestment of distributions	760,149	5,434,252	719,472	5,811,919
Shares reacquired	(6,262,363)	(43,444,395)	(4,651,080)	(37,357,665)
Increase (decrease)	(971,855)	$(8,134,749)	(19,035)	$193,900
Class B Shares
Shares sold	606,755	$4,218,635	645,109	$5,206,505
Reinvestment of distributions	153,668	1,096,699	165,581	1,332,720
Shares reacquired	(1,295,452)	(8,885,100)	(1,259,613)	(10,062,244)
Converted to Class A*	(169,143)	(1,201,250)	(362,581)	(2,930,986)
Decrease	(704,172)	$(4,771,016)	(811,504)	$(6,454,005)
Class C Shares
Shares sold	1,093,208	$7,597,366	949,336	$7,696,822
Reinvestment of distributions	128,349	909,381	119,487	961,539
Shares reacquired	(1,096,816)	(7,567,688)	(1,369,974)	(10,985,166)
Increase (decrease)	124,741	$939,059	(301,151)	$(2,326,805)
			Period Ended November 30, 2007†
Class F Shares
Shares sold	57,511	$416,026	1,258.281	$10,016
Reinvestment of distributions	1,596	10,561	8.961	71
Shares reacquired	(6,279)	(40,295)	-	-
Increase	52,828	$386,292	1,267.242	$10,087
			Year Ended November 30, 2007
Class I Shares
Shares sold	4,882,877	$35,708,696	39,961,536	$320,314,589
Reinvestment of distributions	3,898,671	27,870,030	916,135	7,318,333
Shares reacquired	(4,806,039)	(31,674,704)	(1,557,550)	(12,630,056)
Increase	3,975,509	$31,904,022	39,320,121	$315,002,866
Class P Shares
Shares sold	10,363	$73,662	19,120	$157,975
Reinvestment of distributions	2,769	19,943	1,713	13,948
Shares reacquired	(8,777)	(60,086)	(3,141)	(25,372)
Increase	4,355	$33,519	17,692	$146,551
	Year Ended November 30, 2008		Period Ended November 30, 2007†
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	274	$1,455	1,256	$10,000
Reinvestment of distributions	104	742	8	66
Increase	378	$2,197	1,264	$10,066
Class R3 Shares
Shares sold	1.268	$7	1,256.281	$10,000
Reinvestment of distributions	105.596	753	8.462	67
Increase	106.864	$760	1,264.743	$10,067

* Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

† For the period September 28, 2007 (commencement of offering of class shares) to November 30, 2007.

Notes to Financial Statements (continued)

INCOME FUND

	Year Ended November 30, 2008		Year Ended November 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	22,749,089	$56,810,302	14,769,909	$37,605,177
Converted from Class B*	378,033	950,913	986,119	2,511,009
Reinvestment of distributions	7,555,694	19,072,933	7,019,958	17,908,412
Shares reacquired	(44,649,643)	(111,563,308)	(42,771,483)	(109,032,342)
Decrease	(13,966,827)	$(34,729,160)	(19,995,497)	$(51,007,744)
Class B Shares
Shares sold	2,607,514	$6,565,356	1,570,786	$3,999,934
Reinvestment of distributions	318,694	804,392	282,110	720,258
Shares reacquired	(3,043,729)	(7,556,793)	(3,169,309)	(8,082,920)
Converted to Class A*	(377,675)	(950,913)	(985,490)	(2,511,009)
Decrease	(495,196)	$(1,137,958)	(2,301,903)	$(5,873,737)
Class C Shares
Shares sold	5,389,921	$13,592,201	2,479,956	$6,350,944
Reinvestment of distributions	472,657	1,195,997	390,744	1,001,143
Shares reacquired	(5,268,995)	(12,901,052)	(4,915,328)	(12,567,294)
Increase (decrease)	593,583	$1,887,146	(2,044,628)	$(5,215,207)
			Period Ended November 30, 2007†
Class F Shares
Shares sold	64,374	$166,193	3,924	$10,005
Reinvestment of distributions	948	2,305	17	44
Shares reacquired	(2,097)	(4,477)	-	-
Increase	63,225	$164,021	3,941	$10,049
			Year Ended November 30, 2007
Class I Shares
Shares sold	110,720	$274,262	135,744	$343,126
Reinvestment of distributions	14,066	35,243	14,410	36,665
Shares reacquired	(155,598)	(401,249)	(115,223)	(294,559)
Increase (decrease)	(30,812)	$(91,744)	34,931	$85,232

	Period Ended November 30, 2008††
Class R2 Shares	Shares	Amount
Shares sold	3,878	$10,005
Reinvestment of distributions	75	178
Increase	3,953	$10,183
Class R3 Shares
Shares sold	3,878	$10,005
Reinvestment of distributions	76	182
Increase	3,954	$10,187

*  Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

†  For the period September 28, 2007 (commencement of offering of class shares) to November 30, 2007.

††  For the period July 2, 2008 (commencement of offering of class shares) to November 30, 2008.

Notes to Financial Statements (continued)

SHORT DURATION INCOME FUND

	Year Ended November 30, 2008		Year Ended November 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	53,472,251	$227,829,061	10,093,453	$43,287,941
Converted from Class B*	61,965	261,720	74,000	316,033
Reinvestment of distributions	901,621	3,850,009	600,355	2,570,040
Shares reacquired	(23,434,766)	(98,671,103)	(10,497,847)	(44,979,260)
Increase	31,001,071	$133,269,687	269,961	$1,194,754
Class B Shares
Shares sold	2,820,878	$11,978,091	789,328	$3,386,744
Reinvestment of distributions	54,264	233,017	30,535	130,965
Shares reacquired	(1,297,221)	(5,451,381)	(632,496)	(2,714,802)
Converted to Class A*	(61,877)	(261,720)	(73,844)	(316,033)
Increase	1,516,044	$6,498,007	113,523	$486,874
Class C Shares
Shares sold	13,788,997	$58,946,312	1,718,523	$7,432,616
Reinvestment of distributions	202,176	871,486	156,605	644,700
Shares reacquired	(4,705,073)	(19,863,227)	(2,876,177)	(12,384,050)
Increase (decrease)	9,286,100	$39,954,571	(1,001,049)	$(4,306,734)
			Period Ended November 30, 2007†
Class F Shares
Shares sold	519,954	$2,161,839	2,333	$10,009
Reinvestment of distributions	1,418	5,826	10	43
Shares reacquired	(108,750)	(444,162)	-	-
Increase	412,622	$1,723,503	2,343	$10,052
			Year Ended November 30, 2007
Class I Shares
Shares sold	80,278	$334,045	21,391	$92,160
Reinvestment of distributions	2,887	12,356	4,916	21,039
Shares reacquired	(86,276)	(373,496)	(10,527)	(44,883)
Increase (decrease)	(3,111)	$(27,095)	15,780	$68,316

* Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

† For the period September 28, 2007 (commencement of offering of class shares) to November 30, 2007.

Notes to Financial Statements (concluded)

12. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective May 31, 2008, the Funds adopted FIN 48. The adoption of FIN 48 did not result in a material impact on the Funds' net assets, results of operations and financial statement disclosures. The Funds file U.S. federal and various state tax returns. No income tax returns are currently under examination. The Funds' U.S. federal tax returns remain open for the fiscal years ended November 30, 2005 through November 30, 2007.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), which is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund's financial statements and disclosures.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Lord Abbett Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Convertible Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund and Lord Abbett Short Duration Income Fund, five of the portfolios constituting the Lord Investment Trust (the "Trust"), as of November 30, 2008, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lord Abbett Convertible Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund and Lord Abbett Short Duration Income Fund of the Lord Abbett Investment Trust as of November 30, 2008, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
January 28, 2009

Basic Information About Management

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Trust's investment adviser.

Interested Trustees

The following Trustees are partners of Lord Abbett and are "interested persons" of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 52* portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993, and Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996 - 2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).	N/A

Independent Trustees

The following independent or outside Trustees ("Independent Trustees") are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 52* portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994	Managing General Partner, Bigelow Media, LLC (since 2000), Senior Adviser, Time Warner Inc. (1998 - 2000), Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998), President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997).	Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998).

*  Effective as of the close of business on December 10, 2008, there are 53 portfolios or series.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. (since 1991) and Interstate Bakeries Corp. (since 1991).

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998), Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc., a health benefits company (since 1994) and Lend Lease Corporation Limited (since 2005).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000	Advisor of One Equity Partners, a private equity firm (since 2004), Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003), Chairman of Warburg Dillon Read, an investment bank (1999 - 2001), Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999), Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996), President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc. (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996 - 2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).

Robert P. Fetch (1953)	Executive Vice President	Elected in 2007	Partner and Director, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 1998	Partner and Chief Investment Officer, formerly Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Michael S. Goldstein (1968)	Executive Vice President	Elected in 1999	Partner and Portfolio Manager, joined Lord Abbett in 1997.

Robert A. Lee (1969)	Executive Vice President	Elected in 1998	Partner and Director, joined Lord Abbett in 1997.

Maren Lindstrom (1962)	Executive Vice President	Elected in 2003	Partner and Portfolio Manager, joined Lord Abbett in 2000.

Andrew H. O'Brien (1973)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Charles P. Massare, Jr. (1948)	Executive Vice President	Elected in 2005	Partner and Director of Risk Management; joined Lord Abbett in 1998.

Elizabeth O. MacLean (1966)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 2006, formerly Managing Director/Portfolio Manager at Nomura Corporate Research and Asset Management, Inc. (2000 - 2006).

Basic Information About Management (continued)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Harold E. Sharon (1960)	Executive Vice President	Elected in 2005	Partner and Director, joined Lord Abbett in 2003, formerly Financial Industry Consultant for venture capitalist (2001 - 2003).

Christopher J. Towle (1957)	Executive Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1987.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004, formerly Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002 - 2003).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Jerald M. Lanzotti (1967)	Vice President	Elected in 2003	Partner and Portfolio Manager, joined Lord Abbett in 1996.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006, formerly attorney at Morgan, Lewis & Bockius LLP (2005 - 2006), and Stradley Ronon Stevens & Young, LLP (2000 - 2005).

Walter H. Prahl (1958)	Vice President	Elected in 1998	Partner and Director, joined Lord Abbett in 1997.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007, formerly Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Bernard J. Grzelak (1971)	Treasurer	Elected in 2006	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Trust's Trustee. It is available free upon request.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

Tax Information

6.54% of the ordinary income distributions paid by the Convertible Fund during fiscal 2008 is qualified dividend income. For corporate shareholders, only 6.31% of the Convertible Fund's ordinary income distributions, qualified for the dividends received deduction.

Additionally, of the distributions paid to shareholders by the Convertible Fund during the fiscal year ended November 30, 2008, $6,184,884 represents long-term capital gains.

For foreign shareholders, the percentages below reflect the portion of ordinary income distributions that represent interest-related dividends:

Fund Name
Convertible Fund	72.38%
Floating Rate Fund	100.00
High Yield Fund	100.00
Income Fund	100.00
Short Duration Income Fund	100.00

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Short Duration Income Fund

LAIT-2-1108

(01/09)

Item 2:                                            Code of Ethics.

(a)                      In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”).  The Code of Ethics was in effect during the fiscal year ended November 30, 2008 (the “Period”).

(b)                     Not applicable.

(c)                      The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)                     The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)                      Not applicable.

(f)                        See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:                                            Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun Jr., Franklin W. Hobbs, and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:                                            Principal Accountant Fees and Services.

Item 4:                      Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended November 30, 2008 and 2007 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2008	2007
Audit Fees {a}	$383,500	$320,000
Audit-Related Fees	-0-	-0-
Total audit and audit-related fees	383,500	320,000

Tax Fees {b}	83,476	71,124
All Other Fees	-0-	-0-

Total Fees	$466,976	$391,124

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended November 30, 2008 and 2007 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures.  Such policies and procedures generally provide that the Audit Committee must pre-approve:

•                  any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•                  any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended November 30, 2008 and 2007 were:

	Fiscal year ended:
	2008	2007
All Other Fees {a}	$155,939	$137,700

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended November 30, 2008 and 2007 were:

	Fiscal year ended:
	2008		2007
All Other Fees	$	- 0 -	$	- 0-

(h)  The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:                                            Audit Committee of Listed Registrants.

Not applicable.

Item 6:                                            Investments.

Not applicable.

Item 7:                                            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:                                            Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:                                            Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:                                     Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:                                     Controls and Procedures.

(a)                      Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)                     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:                                     Exhibits.

(a)(1)                  Amendments to Code of Ethics — Not applicable.

(a)(2)                  Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)                Not applicable.

(b)                               Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman
Date: January 28, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: January 28, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: January 28, 2009